As filed with the Securities and Exchange Commission on October 29, 2018

Securities Act File No. 333-188840

Investment Company Act File No. 811-22845

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-effective Amendment No.	☐
Post-Effective Amendment No. 19	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 21	☒

Barings Funds Trust

(Exact Name of Registrant as Specified in Charter)

300 South Tryon Street, Suite 2500

Charlotte, NC 28202

(Address of Principal Executive Offices)

704-805-7200

(Registrant’s Telephone Number)

Janice M. Bishop

Secretary and Chief Legal Officer

c/o Barings LLC

Independence Wharf

470 Atlantic Avenue, Boston MA 02210

(Name and Address of Agent for Service)

Copies of Communications to:

Gregory D. Sheehan

Brian D. McCabe

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

(617) 951-7000

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On November 1, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Barings Funds Trust
Prospectus
November 1, 2018

Barings Global Floating Rate Fund
Barings Global Credit Income Opportunities Fund
Barings Global High Yield Fund
Barings U.S. High Yield Fund
Barings Active Short Duration Bond Fund
Barings Total Return Bond Fund
Barings Emerging Markets Debt Blended Total Return Fund
Barings Global Emerging Markets Equity Fund

Class/Ticker Symbol
Fund Name	Class A	Class C	Class I	Class Y
Barings Global Floating Rate Fund	BXFAX	BXFCX	BXFIX	BXFYX
Barings Global Credit Income Opportunities Fund	BXIAX	BXICX	BXITX	BXIYX
Barings Global High Yield Fund	BXGAX	BXGCX	BXGIX	BXGYX
Barings U.S. High Yield Fund	BXHAX	BXHCX	BXHIX	BXHYX
Barings Active Short Duration Bond Fund	BXDAX	BXDCX	BXDIX	BXDYX
Barings Total Return Bond Fund	BXTAX	BXTCX	BXTIX	BXTYX
Barings Emerging Markets Debt Blended Total Return Fund	BXEAX	BXECX	BXEIX	BXEYX
Barings Global Emerging Markets Equity Fund	BXQAX	BXQCX	BXQIX	BXQYX
Investment portfolios of Barings Funds Trust managed by Barings LLC (the "Manager")
300 South Tryon Street
Charlotte, NC 28202
Telephone: 1-855-439-5459
Not FDIC Insured, May Lose Value, No Bank Guarantee
The Securities and Exchange Commission ("SEC") has not approved or disapproved any shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
Important Notice: The SEC will permit funds to deliver shareholder reports electronically beginning on January 1, 2021. At that time, Barings Funds Trust, on behalf of each of its Funds, will send a notice, either by mail or email, each time your Fund's updated report is available on our website, http://www.barings.com/funds/mutual-funds. Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling 1-877-766-0014.

Barings Funds Trust Prospectus
FUND SUMMARIES
BARINGS GLOBAL FLOATING RATE FUND

Investment Objective
Barings Global Floating Rate Fund (“Global Floating Rate Fund” or the “Fund”) seeks a high level of current income. Preservation of capital is a secondary goal.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 101 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 80 of the Statement of Additional Information (“SAI”).
	CLASS A	CLASS C	CLASS I	CLASS Y
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as % of offering price)	3.00%	None	None	None
Maximum Sales Charge (Load) on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	1.00% 1	1.00% 2	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.36%	0.44%	0.38%	0.36%
Total Annual Fund Operating Expenses	1.26%	2.09%	1.03%	1.01%
Fee Waiver and/or Expense Reimbursement 3	0.26%	0.34%	0.28%	0.26%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00% 4	1.75% 4	0.75%	0.75%
1.
Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.

2.
The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.

3.
Barings LLC (the “Manager”) has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses will not exceed 0.75%, as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2019, unless earlier modified or terminated by the Fund’s Board of Trustees. Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

4.
“Total annual fund operating expenses after fee waiver and/or expense reimbursement” for each of Class A Shares and Class C Shares differ from the corresponding ratios of net expenses to average net assets in the financial highlights table because the ratios shown in the financial highlights table reflect a one-time voluntary reimbursement to the Fund during the period in connection with a change to the fee waiver and/or expense reimbursement agreement.

Barings Funds Trust Prospectus
BARINGS GLOBAL FLOATING RATE FUND

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$402	$674	$966	$1,795
Class C	$284	$643	$1,128	$2,466
Class I	$79	$309	$557	$1,268
Class Y	$79	$304	$548	$1,245
You would pay the following expenses if you did not redeem your shares:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$402	$674	$966	$1,795
Class C	$184	$643	$1,128	$2,466
Class I	$79	$309	$557	$1,268
Class Y	$79	$304	$548	$1,245
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.74% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income-producing floating rate debt securities, consisting of floating rate loans, bonds and notes, issued primarily by North American and Western European companies. For this purpose, debt instruments issued by issuers based in the Channel Islands, Cayman Islands and Bermuda are considered North American and Western European companies. Such instruments are primarily, at the time of purchase, rated below investment grade (commonly referred to as “junk bonds”) by at least one credit rating agency (below Baa3 by Moody’s Investors Services, Inc. (“Moody’s”) or below BBB- by either Standard & Poor’s Rating Services, a division of the McGraw-Hill Company, Inc. (“S&P”), or Fitch, Inc. (“Fitch”)) or unrated but determined by the Manager or Baring International Investment Limited, the sub-adviser (together with the Manager, “Barings”), to be of comparable quality.
The Fund may invest in a wide range of income-producing floating rate loans, bonds and notes of issuers based in U.S. and non-U.S. markets, but primarily invests in senior secured loans of North American and Western European corporate issuers that are of below investment grade quality. Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of non-U.S. issuers (or, if less, at least the percentage of net assets that is 10 percentage points less than the percentage of the Fund’s benchmark, which is the market weighted average of the Credit Suisse Leveraged Loan Index and the Credit Suisse Western European Leveraged Loan Index (collectively, the “Benchmark”), represented by non-U.S. issuers, as determined by the provider of the Benchmark). A significant portion of the Fund’s investments in floating rate debt securities is denominated in a currency other than the U.S. dollar. Although the Fund’s investments in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to non-U.S. currencies.

Barings Funds Trust Prospectus
BARINGS GLOBAL FLOATING RATE FUND

The Fund seeks to take advantage of inefficiencies between geographies, primarily the North American and Western European loan and other debt markets. For example, the Fund seeks to take advantage of differences in pricing between senior secured loans of an issuer denominated in U.S. dollars and substantially similar senior secured loans of the same issuer denominated in Euros, potentially allowing the Fund to achieve a higher relative return for the same credit risk exposure.
The Fund invests primarily in senior secured loans (consisting of assignments and participations). The Fund may invest in both floating rate debt instruments and debt instruments that pay a fixed rate of interest; listed and unlisted corporate debt obligations; convertible securities; structured products (consisting of collateralized bond and loan obligations); bank obligations; U.S. government securities; preferred securities and trust preferred securities; unsecured loans; delayed funding loans and revolving credit facilities; when-issued securities, delayed delivery purchases and forward commitments; zero-coupon bonds, step-up bonds and payment-in-kind securities; commercial paper; repurchase agreements; and other investment companies. The instruments in which the Fund invests are primarily below investment grade quality, and may include investments in the lowest rating category of the applicable rating agency. The Fund may invest in distressed loans and bonds that are in default at the time of purchase in an effort to protect the Fund’s existing investments in securities of the same issuers. The Fund also may invest in equity securities (consisting of common and preferred stocks, warrants and rights, and limited partnership interests), but invests in such equity investments only for the preservation of capital. The Fund may also use over-the-counter and exchange-traded derivatives for hedging purposes or speculative purposes — as substitutes for investments in securities in which the Fund can invest — provided that, at the time the Fund enters into a derivative transaction, the Fund segregates assets determined to be liquid by the Manager or the sub-adviser in accordance with procedures established by the Fund’s Board of Trustees, in an amount at least equal to any payment or delivery obligation of the Fund in connection with such derivative transaction. The Fund’s use of derivatives may consist primarily of total return swaps, options, index swaps or swaps on components of an index, interest rate swaps, credit default swaps and foreign currency forward contracts and futures.
The Fund may invest in investments of any duration or maturity.
The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges, or to purchase loans, bonds or structured products prior to settlement of pending sale transactions.
Securities may be sold when Barings believes they no longer represent relatively attractive investment opportunities.
PRINCIPAL RISKS
Risk is inherent in all investing. Many factors affect the Fund's performance. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.
Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade debt instruments are considered to be predominantly speculative investments. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Below investment grade debt instruments are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the financial markets generally and less secondary market liquidity. The prices of below investment grade debt instruments may be affected by legislative and regulatory developments. Because below investment grade debt instruments are difficult to value and are more likely to be fair valued (see “Net Asset Value”), particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of the Fund.

Barings Funds Trust Prospectus
BARINGS GLOBAL FLOATING RATE FUND

Borrowing and Leverage.  The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges or to purchase loans, bonds and structured products prior to settlement of pending sale transactions. Any such borrowings, as well as transactions such as when-issued, delayed-delivery, forward commitment purchases and loans of portfolio securities, can result in leverage. The Fund’s investments in derivatives may also involve leverage. The use of leverage involves special risks, and makes the net asset value of the Fund and the yield to shareholders more volatile.
Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status or due to changes in the specific or general market, economic, industry, political, regulatory or other conditions.
Derivatives Risk. Derivatives are can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s), including market risk, liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk, regulatory risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.
Distressed Securities Risk. The Fund may invest in issuers that are in default at the time of purchase. Issuers in which the Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. The Fund also is subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.
Duration Risk.  The Fund may invest in investments of any duration or maturity. Although stated in years, duration is not simply a measure of time. Duration measures the time-weighted expected cash flows of a security, which can determine the security’s sensitivity to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.
Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.
Foreign (Non-U.S.) Currency Risk. When the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although the sub-adviser intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund.

Barings Funds Trust Prospectus
BARINGS GLOBAL FLOATING RATE FUND

Foreign (Non-U.S.) Investment Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. Foreign settlement procedures also may involve additional risks. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
Inflation Risk. The value of assets or income from the Fund’s investments may be worth less in the future as inflation decreases the value of money.
Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. The debt obligations in the Fund’s portfolio may decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact the Fund’s performance and net asset value. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, the Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.
Issuer Risk. The value of securities may decline for a number of reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk. In October 2016, the SEC adopted a liquidity risk management rule that will require the Fund to establish a liquidity risk management program by December 1, 2018. The impact the rule will have on the Fund, and on the open-end fund industry in general, is not yet fully known, but the rule could impact the Fund's performance and its ability to achieve its investment objective(s).
Loan Risk. The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with

Barings Funds Trust Prospectus
BARINGS GLOBAL FLOATING RATE FUND

mortgage-backed and other asset-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.
Reinvestment Risk. Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Fund’s overall return.
Structured Products Risk. The Fund may invest in collateralized bond and loan obligations. Holders of these structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk, credit risk, liquidity risk and market risk. Because the Fund’s investments in structured products are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movements of the factors may cause significant price fluctuation.
Volatility Risk. A Fund could suffer losses related to its derivative positions as a result of unanticipated market movements, which losses may be potentially unlimited.
The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.
Performance Information for the Fund
The Fund commenced operations on September 16, 2013. The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the Fund’s average annual returns for 1 year and since inception for each class of the Fund and how such returns compare with a broad measure of market performanceand how such returns compare with a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
More up-to-date performance information is available at www.barings.com/funds/mutual-funds (select fund and share class) or by calling 1-855-439-5459.

Barings Funds Trust Prospectus
BARINGS GLOBAL FLOATING RATE FUND

Annual Total Returns
(for calendar years ended December 31) – Class A Shares
Before Taxes
Applicable sales charges are not reflected
More Recent Return Information
1/1/18–9/30/18	2.89%
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (7/1/16–9/30/16)	3.91%
Lowest (7/1/15–9/30/15)	(1.84)%

Average Annual Total Returns
(for periods ended December 31, 2017)
Applicable sales charges are reflected
	1 YEAR	SINCE INCEPTION 1
CLASS A
Return Before Taxes	1.07%	3.02%
Return After Taxes on Distributions	(0.86)%	0.9%
Return After Taxes on Distributions and Sale of Fund Shares	0.59%	1.3%
OTHER CLASSES (Return Before Taxes Only)
Class C	2.41%	2.99%
Class I	4.44%	4.06%
Class Y	4.45%	4.03%
Credit Suisse Global Loan Benchmark 2 (reflects no deduction for fees, expenses, or taxes)	4.42%	4.31%
1.
Since inception of September 16, 2013.

2.
The Credit Suisse Global Loan Benchmark is a market capitalization weighted averaged of the Credit Suisse Leveraged Loan Index and the Credit Suisse Western European Leveraged Loan Index. The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. The Credit Suisse Western European Leveraged Loan Index is designed to mirror the investible universe of the Western European leveraged loan market, with loans denominated in U.S. and Western European currencies. Indices are unmanaged. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses. Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.

Barings Funds Trust Prospectus
BARINGS GLOBAL FLOATING RATE FUND

Portfolio Management
Barings LLC serves as the investment adviser to the Fund. Baring International Investment Limited, a wholly-owned subsidiary of Barings LLC, serves as a sub-adviser with respect to the Fund’s European investments.
The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:
PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
Sean Feeley	September 16, 2013	Portfolio Manager
Tom McDonnell	September 16, 2013	Portfolio Manager
Martin Horne	September 16, 2013	Portfolio Manager (with sub-adviser)
David Mihalick	November 1, 2017	Portfolio Manager
Robert Faulkner	November 1, 2018	Portfolio Manager (with sub-adviser)
For important information about purchases and sales of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 63 of this Prospectus.

Barings Funds Trust Prospectus
BARINGS GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Investment Objective
Barings Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund” or the “Fund”) seeks an absolute return, primarily through current income and secondarily through capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 101 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 80 of the Statement of Additional Information (“SAI”).
	CLASS A	CLASS C	CLASS I	CLASS Y
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	4.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	1.00% 1	1.00% 2	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.38%	0.46%	0.38%	0.39%
Total Annual Fund Operating Expenses	1.38%	2.21%	1.13%	1.14%
Fee Waiver and/or Expense Reimbursement 3	0.18%	0.26%	0.18%	0.19%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.95%	0.95%	0.95%
1.
Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.

2.
The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.

3.
The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.95% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2019, unless earlier modified or terminated by the Fund’s Board of Trustees. Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

Barings Funds Trust Prospectus
BARINGS GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$521	$815	$1,130	$2,020
Class C	$305	$689	$1,199	$2,600
Class I	$100	$351	$622	$1,396
Class Y	$100	$353	$627	$1,407
You would pay the following expenses if you did not redeem your shares:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$521	$815	$1,130	$2,020
Class C	$205	$689	$1,199	$2,600
Class I	$100	$351	$622	$1,396
Class Y	$100	$353	$627	$1,407
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.29% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is managed using an absolute return investment objective, which means that it is not managed relative to the performance of a specific bond index, but rather seeks to generate positive returns over the course of a full market cycle while managing volatility through security selection and possibly hedging to reduce overall exposure to credit and interest rate risk. The Fund seeks absolute total return through a combination of current income and capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in debt instruments (consisting of loans, bonds and notes). The Fund may invest in a wide range of debt instruments of issuers based in U.S. and non-U.S. markets, as well as over-the-counter and exchange-traded derivatives. Investments may be issued or guaranteed by governments and their agencies, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide a high total return over time. A significant portion of the Fund’s investments in debt instruments are denominated in a currency other than the U.S. dollar. Although the Fund’s investment in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to non-U.S. currencies.
Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of non-U.S. issuers (or, if less, at least the percentage of net assets that is 10 percentage points less than the percentage of the Bank of America/Merrill Lynch Global Non-Financial Developed Markets High Yield Constrained Index, represented by non-U.S. issuers, as determined

Barings Funds Trust Prospectus
BARINGS GLOBAL CREDIT INCOME OPPORTUNITIES FUND

by the provider of the index). Although the Bank of America/Merrill Lynch Global Non-Financial Developed Markets High Yield Constrained Index is representative of the Fund’s investable universe, the Fund does not seek to be correlated with that index.
The Fund seeks to take advantage of inefficiencies between geographies, primarily the North American and Western European high yield bond and loan markets and within capital structures between bonds and loans. For example, the Fund seeks to take advantage of differences in pricing between bonds or loans of an issuer denominated in U.S. dollars and substantially similar bonds or loans of the same issuer denominated in Euros, potentially allowing the Fund to achieve a higher relative return for the same credit risk exposure.
The Fund invests primarily in high yield debt instruments (consisting of bonds, loans, and notes) of North American and Western European corporate issuers that are of below investment grade quality. The Fund invests in instruments that are, at the time of purchase, rated below investment grade (commonly referred to as “junk bonds”) by at least one credit rating agency (below Baa3 by Moody’s or below BBB- by either S&P or Fitch) or unrated but determined by Barings to be of comparable quality.
The Fund invests primarily in high yield bonds, loans and notes, but also makes use of a wide range of debt instruments. The Fund may invest in both fixed and floating rate instruments; listed and unlisted corporate debt obligations; convertible securities; structured products (consisting of collateralized bond and loan obligations); bank obligations; U.S. and non-U.S. government securities; preferred securities and trust preferred securities; asset-backed securities; unsecured loans; delayed funding loans and revolving credit facilities; when-issued securities, delayed delivery purchases and forward commitments; zero-coupon bonds, step-up bonds and payment-in-kind securities; commercial paper; repurchase agreements; and other investment companies. The Fund’s investments may include investments in the lowest rating category of the applicable rating agency. The Fund may invest in distressed bonds and loans that are in default at the time of purchase in an effort to protect the Fund’s existing investment in securities of the same issuers. The Fund also may invest in equity securities (consisting of common and preferred stocks, warrants and rights, and limited partnership interests), but will invest in such equity investments only for the preservation of capital.
The Fund may also use derivatives to a significant extent for risk management and hedging purposes, or for speculative purposes – as substitutes for investments in securities in which the Fund can invest – in order to achieve the Fund’s absolute return objective and manage volatility. The Fund may use over-the-counter and exchange-traded derivatives for a variety of purposes, consisting of: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the Fund’s yield or return as a non-hedging strategy that may be considered speculative. The Fund may establish, through derivatives, net short positions for individual sectors, markets, currencies or securities, or as a means of adjusting the Fund’s portfolio duration, credit quality and maturity. The Fund may invest in over-the-counter and exchange-traded derivative instruments provided that, at the time the Fund enters into a derivative transaction, the Fund segregates assets determined to be liquid by the Manager or the sub-adviser in accordance with procedures established by the Fund’s Board of Trustees, in an amount at least equal to any payment or delivery obligation of the Fund in connection with such derivative transaction. The Fund’s use of derivatives may consist primarily of total return swaps, options, index swaps or swaps on components of an index, interest rate swaps, credit default swaps and foreign currency forward contracts and futures.
The Fund may invest in investments of any duration or maturity.
The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges, or to purchase loans, bonds or structured products prior to settlement of pending sale transactions.
Securities may be sold when Barings believes they no longer represent relatively attractive investment opportunities.
PRINCIPAL RISKS
Risk is inherent in all investing. Many factors affect the Fund's performance. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your

Barings Funds Trust Prospectus
BARINGS GLOBAL CREDIT INCOME OPPORTUNITIES FUND

investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.
Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade debt instruments are considered to be predominantly speculative investments. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Below investment grade debt instruments are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the financial markets generally and less secondary market liquidity. The prices of below investment grade debt instruments may be affected by legislative and regulatory developments. Because below investment grade debt instruments are difficult to value and are more likely to be fair valued (see “Net Asset Value”), particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of the Fund.
Borrowing and Leverage.  The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges or to purchase loans, bonds and structured products prior to settlement of pending sale transactions. Any such borrowings, as well as transactions such as when-issued, delayed-delivery, forward commitment purchases and loans of portfolio securities, can result in leverage. The Fund’s investments in derivatives may also involve leverage. The use of leverage involves special risks, and makes the net asset value of the Fund and the yield to shareholders more volatile.
Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status or due to changes in the specific or general market, economic, industry, political, regulatory or other conditions.
Derivatives Risk. Derivatives are can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s), including market risk, liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk, regulatory risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.
Distressed Securities Risk. The Fund may invest in issuers that are in default at the time of purchase. Issuers in which the Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. The Fund also is subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.
Duration Risk.  The Fund may invest in investments of any duration or maturity. Although stated in years, duration is not simply a measure of time. Duration measures the time-weighted expected cash flows of a security, which can

Barings Funds Trust Prospectus
BARINGS GLOBAL CREDIT INCOME OPPORTUNITIES FUND

determine the security’s sensitivity to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.
Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.
Foreign (Non-U.S.) Currency Risk. When the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although the sub-adviser intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund.
Foreign (Non-U.S.) Investment Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. Foreign settlement procedures also may involve additional risks. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
Inflation Risk. The value of assets or income from the Fund’s investments may be worth less in the future as inflation decreases the value of money.
Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. The debt obligations in the Fund’s portfolio may decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact the Fund’s performance and net asset value. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, the Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.
Issuer Risk. The value of securities may decline for a number of reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk. In October 2016, the SEC adopted a liquidity risk management rule that will require the Fund to establish a liquidity risk management program by December 1, 2018. The impact the rule will have on the Fund, and on the open-end fund industry in general, is not yet fully known, but the rule could impact the Fund's performance and its ability to achieve its investment objective(s).
Loan Risk. The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of

Barings Funds Trust Prospectus
BARINGS GLOBAL CREDIT INCOME OPPORTUNITIES FUND

non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with mortgage-backed and other asset-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.
Reinvestment Risk. Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Fund’s overall return.
Structured Products Risk. The Fund may invest in collateralized bond and loan obligations. Holders of these structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk, credit risk, liquidity risk and market risk. Because the Fund’s investments in structured products are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movements of the factors may cause significant price fluctuation.
Volatility Risk. A Fund could suffer losses related to its derivative positions as a result of unanticipated market movements, which losses may be potentially unlimited.
The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.
Performance Information for the Fund
The Fund commenced operations on September 16, 2013. The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the Fund’s average annual returns for 1 year and since inception for each class of the Fund and how such returns compare with a broad measure of market performanceand how such returns compare with a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
More up-to-date performance information is available at www.barings.com/funds/mutual-funds (select fund and share class) or by calling 1-855-439-5459.

Barings Funds Trust Prospectus
BARINGS GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Annual Total Returns
(for calendar years ended December 31) – Class A Shares
Before Taxes
Applicable sales charges are not reflected
More Recent Return Information
1/1/18–9/30/18	2.28%
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (7/1/16–9/30/16)	5.86%
Lowest (10/1/14–12/31/14)	(2.97)%

Average Annual Total Returns
(for periods ended December 31, 2017)
Applicable sales charges are reflected
	1 YEAR	SINCE INCEPTION 1
CLASS A
Return Before Taxes	2.23%	4.25%
Return After Taxes on Distributions	(0.15)%	1.4%
Return After Taxes on Distributions and Sale of Fund Shares	1.24%	1.88%
OTHER CLASSES (Return Before Taxes Only)
Class C	4.7%	4.39%
Class I	6.76%	5.43%
Class Y	6.76%	5.43%
3 Month USD LIBOR + 500 bps 2 (reflects no deduction for fees, expenses, or taxes)	6.32%	5.71%
1.
Since inception of September 16, 2013.

2.
The 3 Month USD LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the Intercontinental Exchange, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. The return shown includes 3 Month USD LIBOR plus 500 bps, or 5% per annum. LIBOR is unmanaged.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses. Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.

Barings Funds Trust Prospectus
BARINGS GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Portfolio Management
Barings LLC serves as the investment adviser to the Fund. Baring International Investment Limited, a wholly-owned subsidiary of Barings LLC, serves as a sub-adviser with respect to the Fund’s European investments.
The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:
PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
Michael Freno	September 16, 2013	Portfolio Manager
Sean Feeley	September 16, 2013	Portfolio Manager
Scott Roth	September 16, 2013	Portfolio Manager
Martin Horne	March 8, 2016	Portfolio Manager (with sub-adviser)
Tom McDonnell	November 1, 2017	Portfolio Manager
David Mihalick	November 1, 2017	Portfolio Manager
For important information about purchases and sales of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 63 of this Prospectus.

Barings Funds Trust Prospectus
BARINGS GLOBAL HIGH YIELD FUND

Investment Objective
Barings Global High Yield Fund (“Global High Yield Fund” or the “Fund”) seeks to provide high current income generation and, where appropriate, capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 101 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 80 of the Statement of Additional Information (“SAI”).
	CLASS A	CLASS C	CLASS I	CLASS Y
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	4.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	1.00% 1	1.00% 2	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	5.70%	3.20%	0.93%	0.93%
Total Annual Fund Operating Expenses	6.55%	4.80%	1.53%	1.53%
Fee Waiver and/or Expense Reimbursement 3	5.50%	3.00%	0.73%	0.73%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.80%	0.80%	0.80%
1.
Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.

2.
The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.

3.
The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.80% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2019, unless earlier modified or terminated by the Fund’s Board of Trustees. Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

Barings Funds Trust Prospectus
BARINGS GLOBAL HIGH YIELD FUND

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$506	$1,865	$3,173	$6,236
Class C	$289	$1,228	$2,266	$4,859
Class I	$84	$424	$788	$1,811
Class Y	$84	$424	$788	$1,811
You would pay the following expenses if you did not redeem your shares:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$506	$1,865	$3,173	$6,236
Class C	$189	$1,228	$2,266	$4,859
Class I	$84	$424	$788	$1,811
Class Y	$84	$424	$788	$1,811
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowing for investment purposes) in below investment grade (“high yield”) fixed and floating rate corporate debt securities including bonds, notes and other fixed and floating rate income securities issued primarily by North American and Western European companies. For this purpose, debt instruments issued by issuers based in the Channel Islands, Cayman Islands and Bermuda will be considered North American and Western European companies. Such debt securities may be secured or unsecured, and, either senior or subordinated. Secured debt means that collateral has been pledged as security against default, while investors in senior debt instruments are legally entitled to be repaid ahead of investors in subordinated (i.e. non-senior) instruments issued by the same corporation. Derivative instruments that provide exposure to such high yield debt securities or have similar economic characteristics may be used to satisfy the Fund’s 80% policy. The Manager expects that such instruments will primarily, at the time of purchase, be rated below investment grade (commonly referred to as “junk bonds”) by at least one credit rating agency (below Baa3 by Moody’s or below BBB- by either S&P or Fitch) or unrated but judged by Barings to be of comparable quality. The Fund may invest in high yield securities of any rating, including securities that are in default at the time of purchase.
The Fund may also invest to a lesser extent in other types of debt instruments such as high yield securities issued in currencies other than U.S. dollar or European currencies by issuers outside North America or Europe, investment grade bonds, cash and near cash, deposits, money market instruments (such as short term commercial paper, bankers’ acceptances, bank notes, government securities, and certificates of deposit). The Fund will allocate its assets among various regions and countries (but in no less than three different countries). Under normal market conditions, the Fund intends to invest at least 40% of its net assets (including the amount of any borrowings for investment purposes) in securities of non-U.S. issuers (or, if less, at least the percentage of net assets that is 10 percentage points less than the

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percentage of the Fund’s benchmark, which is the Bank of America / Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index (the “Benchmark”), represented by non-U.S. issuers in developed markets, as determined by the provider of the Benchmark). A significant portion of the Fund’s investments in fixed and floating rate corporate debt securities will be denominated in a currency other than the U.S. dollar. Although the Fund’s investments in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, the Fund expects that, under normal market conditions, it will seek to hedge substantially all of its exposure to non-U.S. currencies.
The Fund will seek to take advantage of inefficiencies between geographies, primarily the North American and European high yield bond and other debt markets. For example, the Fund will seek to take advantage of differences in pricing between secured or unsecured, and, either senior or subordinated debt of an issuer denominated in U.S. dollars and substantially similar debt of the same issuer denominated in Euros, potentially allowing the Fund to achieve a higher relative return for the same credit risk exposure.
The Fund may invest up to 20% of its net assets in certain loan instruments (which may be securitized or unsecuritized). The Fund may also invest up to 20% of its net assets in convertible bonds which are not expected to be materially leveraged. The Fund may also invest in corporate debt instruments from emerging markets or non-Organisation for Economic Cooperation and Development (“non-OECD”) member states with a sovereign credit rating which is “BB plus” or lower from the ratings agency S&P, “Ba1” or lower from Moody’s, or the equivalent rating of another internationally recognized rating agency.
The Fund may use derivatives, such as credit default swaps, forward foreign currency exchange contracts and bond and interest rate futures, for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.
The Fund may invest in investments of any duration or maturity.
The Fund also may hold cash or other short-term investments.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
PRINCIPAL RISKS
Risk is inherent in all investing. Many factors affect the Fund's performance. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.
Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.
Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.
Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a

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derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status or due to changes in the specific or general market, economic, industry, political, regulatory or other conditions.
Derivatives Risk. Derivatives are can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s), including market risk, liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk, regulatory risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.
Distressed Securities Risk. The Fund may invest in issuers that are in default at the time of purchase. Issuers in which the Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. The Fund also is subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.
Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.
Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.
Foreign (Non-U.S.) Currency Risk. When the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although the sub-adviser intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund.
Foreign (Non-U.S.) Investment Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. Foreign settlement procedures also may involve additional risks. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
Inflation Risk. The value of assets or income from the Fund’s investments may be worth less in the future as inflation decreases the value of money.
Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. The debt obligations in the Fund’s portfolio may decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially

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locking in a below-market interest rate and reducing the Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact the Fund’s performance and net asset value. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, the Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.
Leveraging Risk. Instruments and transactions, including derivatives and dollar roll and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.
Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk. In October 2016, the SEC adopted a liquidity risk management rule that will require the Fund to establish a liquidity risk management program by December 1, 2018. The impact the rule will have on the Fund, and on the open-end fund industry in general, is not yet fully known, but the rule could impact the Fund's performance and its ability to achieve its investment objective(s).
Loan Risk. The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.
Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Portfolio Turnover Risk. The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and can generate short-term capital gains taxable to shareholders as ordinary income when distributed to them.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with mortgage-backed and other asset-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to

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invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.
Reinvestment Risk. Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Fund’s overall return.
Repurchase Agreement Risk. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.
U.S. Government Securities Risk. Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.
Valuation Risk. The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Volatility Risk. A Fund could suffer losses related to its derivative positions as a result of unanticipated market movements, which losses may be potentially unlimited.
The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.
Performance Information for the Fund
The Fund commenced operations on October 30, 2015. The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the Fund’s average annual returns for 1 year and since inception for each class of the Fund and how such returns compare with a broad measure of market performanceand how such returns compare with a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
More up-to-date performance information is available at www.barings.com/funds/mutual-funds (select fund and share class) or by calling 1-855-439-5459.

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Annual Total Returns
(for calendar years ended December 31) – Class A Shares
Before Taxes
Applicable sales charges are not reflected
More Recent Return Information
1/1/18–9/30/18	2.29%
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (7/1/16–9/30/16)	5.37%
Lowest (1/1/18–3/31/18)	(0.67)%

Average Annual Total Returns
(for periods ended December 31, 2017)
Applicable sales charges are reflected
	1 YEAR	SINCE INCEPTION 1
CLASS A
Return Before Taxes	3.01%	7.56%
Return After Taxes on Distributions	(0.60)%	3.72%
Return After Taxes on Distributions and Sale of Fund Shares	1.72%	4.07%
OTHER CLASSES (Return Before Taxes Only)
Class C	5.51%	8.79%
Class I	7.57%	9.88%
Class Y	7.57%	9.88%
BofA Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index 2 (reflects no deduction for fees, expenses, or taxes)	7.53%	8.92%
1.
Since inception of October 30, 2015.

2.
The BofA Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index contains all securities in the BofA Merrill Lynch Global High Yield Index that are non-financials and from developed markets countries, but caps issuer exposure at 2%. Developed markets is defined as an FX-G10 member, a Western European nation, or a territory of the U.S. or a Western European nation. Indices are unmanaged. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses. Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.

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Portfolio Management
Barings LLC serves as the investment adviser to the Fund. Baring International Investment Limited, a wholly-owned subsidiary of the Manager, serves as a sub-adviser.
The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:
PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH ADVISER
Sean Feeley	October 30, 2015	Portfolio Manager
Scott Roth	October 30, 2015	Portfolio Manager
Martin Horne	March 8, 2016	Portfolio Manager (with sub-adviser)
Craig Abouchar	May 18, 2016	Portfolio Manager (with sub-adviser)
David Mihalick	November 1, 2017	Portfolio Manager
Chris Sawyer	November 1, 2017	Portfolio Manager (with sub-adviser)
For important information about purchases and sales of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 63 of this Prospectus.

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Investment Objective
Barings U.S. High Yield Fund (“U.S. High Yield Fund” or the “Fund”) seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 101 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 80 of the Statement of Additional Information (“SAI”).
	CLASS A	CLASS C	CLASS I	CLASS Y
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	4.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	1.00% 1	1.00% 2	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.91%	4.88%	0.73%	0.70%
Total Annual Fund Operating Expenses	1.71%	6.43%	1.28%	1.25%
Fee Waiver and/or Expense Reimbursement 3	0.71%	4.68%	0.53%	0.50%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.75%	0.75%	0.75%
1.
Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.

2.
The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.

3.
The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.75% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2019, unless earlier modified or terminated by the Fund’s Board of Trustees. Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

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Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$501	$865	$1,253	$2,336
Class C	$284	$1,565	$2,897	$6,031
Class I	$79	$364	$670	$1,540
Class Y	$79	$357	$657	$1,508
You would pay the following expenses if you did not redeem your shares:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$501	$865	$1,253	$2,336
Class C	$184	$1,565	$2,897	$6,031
Class I	$79	$364	$670	$1,540
Class Y	$79	$357	$657	$1,508
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.75% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government or its agencies or instrumentalities. Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in below investment grade fixed income securities (rated below Baa3 by Moody’s or BBB- by either S&P or Fitch (using the lower rating) or, if unrated, determined by the Manager to be of comparable quality), and at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities of U.S. issuers. The Fund may also invest in convertible securities, preferred stocks, warrants, bank loans, and other fixed income securities, including Rule 144A securities, of both U.S. and non-U.S. issuers. Currently, the Manager does not expect that the Fund will invest more than 20% of its total assets in bank loans. The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate bonds, government and agency issues, Rule 144A securities, convertible securities, bank loans, mortgage-backed, and asset-backed securities.
In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). Use of derivatives

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by the Fund may create investment leverage. Derivatives instruments that provide exposure to investment grade fixed-income securities or have economic characteristics similar to such investments may be used to satisfy the Fund’s 80% policy.
The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into reverse repurchase agreement transactions. Under normal market conditions, the Fund expects to have a dollar-weighted average portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and the range may change from time to time.
In selecting the Fund’s investments, the Manager employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering trends or macro-economic factors. The Manager prefers companies that it believes possess one or more of the following characteristics: strong business position, ability to generate free cash flow to repay debt, favorable capital structure, high level of fixed assets, conservative accounting, and respected management or equity sponsor(s) (such management and sponsors would have a good reputation and/or have had prior positive relations with the Manager).
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
PRINCIPAL RISKS
Risk is inherent in all investing. Many factors affect the Fund's performance. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.
Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.
Cash Position Risk. The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.
Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.
Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status or due to changes in the specific or general market, economic, industry, political, regulatory or other conditions.
Derivatives Risk. Derivatives are can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s), including market risk, liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk, regulatory risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.

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BARINGS U.S. HIGH YIELD FUND

Distressed Securities Risk. The Fund may invest in issuers that are in default at the time of purchase. Issuers in which the Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. The Fund also is subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.
Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.
Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.
Foreign (Non-U.S.) Investment Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. Foreign settlement procedures also may involve additional risks. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
Inflation Risk. The value of assets or income from the Fund’s investments may be less in the future as inflation decreases the value of money.
Leveraging Risk. Instruments and transactions, including derivatives and dollar roll and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.
Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk. In October 2016, the SEC adopted a liquidity risk management rule that will require the Fund to establish a liquidity risk management program by December 1, 2018. The impact the rule will have on the Fund, and on the open-end fund industry in general, is not yet fully known, but the rule could impact the Fund's performance and its ability to achieve its investment objective(s).
Loan Risk. The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and

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BARINGS U.S. HIGH YIELD FUND

there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.
Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Mortgage- and Asset-Backed Securities Risk. Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.
Portfolio Turnover Risk. The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and can generate short-term capital gains taxable to shareholders as ordinary income when distributed to them.
Preferred Stock Risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.
Repurchase Agreement Risk. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.
U.S. Government Securities Risk. Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.
Valuation Risk. The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.
Performance Information for the Fund
The Fund commenced operations on October 30, 2015. The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the Fund’s average annual returns for 1 year and since inception for each class of the Fund and how such returns compare with a broad measure of market performanceand how such returns compare with a broad

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measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
More up-to-date performance information is available at www.barings.com/funds/mutual-funds (select fund and share class) or by calling 1-855-439-5459.
Annual Total Returns
(for calendar years ended December 31) – Class A Shares
Before Taxes
Applicable sales charges are not reflected
More Recent Return Information
1/1/18–9/30/18	1.68%
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (4/1/16–6/30/16)	5.30%
Lowest (1/1/18–3/31/18)	(1.03)%

Average Annual Total Returns
(for periods ended December 31, 2017)
Applicable sales charges are reflected
	1 YEAR	SINCE INCEPTION 1
CLASS A
Return Before Taxes	2.35%	7.16%
Return After Taxes on Distributions	(1.39)%	3.51%
Return After Taxes on Distributions and Sale of Fund Shares	1.46%	3.82%
OTHER CLASSES (Return Before Taxes Only)
Class C	4.83%	8.38%
Class I	6.87%	9.46%
Class Y	6.86%	9.46%
Bloomberg Barclays U.S. Corporate High Yield Index 2 (reflects no deduction for fees, expenses, or taxes)	7.50%	8.70%
1.
Since inception of October 30, 2015.

2.
The Bloomberg Barclays U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment grade debt focusing on corporate U.S. dollar-denominated and non-convertible debt. Indices are unmanaged. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses. Returns after

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taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.
Portfolio Management
Barings LLC serves as the investment adviser to the Fund.
The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:
PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH ADVISER
Sean Feeley	October 30, 2015	Portfolio Manager
Scott Roth	October 30, 2015	Portfolio Manager
David Mihalick	November 1, 2017	Portfolio Manager
For important information about purchases and sales of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 63 of this Prospectus.

Barings Funds Trust Prospectus
BARINGS ACTIVE SHORT DURATION BOND FUND

Investment Objective
Barings Active Short Duration Bond Fund (“Active Short Duration Bond Fund” or the “Fund”) seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 101 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 80 of the Statement of Additional Information (“SAI”).
	CLASS A	CLASS C	CLASS I	CLASS Y
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	None	0.50% 1	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	None	None
Other Expenses	0.34%	1.10%	2.72%	0.35%
Total Annual Fund Operating Expenses	0.94%	1.95%	3.07%	0.70%
Fee Waiver and/or Expense Reimbursement 2	0.29%	1.05%	2.67%	0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%	0.90% 3	0.40%	0.40%
1.
The CDSC on Class C Shares is 0.50% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.

2.
The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.40% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2019, unless earlier modified or terminated by the Fund’s Board of Trustees. Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

3.
“Total annual fund operating expenses after fee waiver and/or expense reimbursement” for Class C Shares differ from the ratio of net expenses to average net assets in the financial highlights table because the ratio shown in the financial highlights table reflects a one-time reimbursement to the Fund during the period for an overaccrual of 12b-1 fees made during and prior to the period.

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BARINGS ACTIVE SHORT DURATION BOND FUND

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$68	$278	$506	$1,158
Class C	$145	$527	$985	$2,255
Class I	$42	$722	$1,427	$3,301
Class Y	$42	$199	$370	$864
You would pay the following expenses if you did not redeem your shares:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$68	$278	$506	$1,158
Class C	$95	$527	$985	$2,255
Class I	$42	$722	$1,427	$3,301
Class Y	$42	$199	$370	$864
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.33% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s or BBB- or higher by S&P or Fitch or, if unrated, determined to be of comparable quality by the Manager). These typically include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, mortgage-backed, and other asset-backed securities.
The Fund may also invest in below investment grade debt securities (rated below Baa3 by Moody’s and below BBB- by S&P and Fitch, or unrated but determined to be of comparable quality by the Manager, commonly referred to as “junk” or “high yield” bonds), including securities in default, and including bank loans. Normally, 10% or less of the Fund’s total assets will be invested in below investment grade debt securities. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Manager considers that doing so would be consistent with the Fund’s investment objective.
The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, mortgage-backed, and other asset-backed securities. The Fund may also invest in non-U.S. dollar denominated high yield bonds, including bank loans.
In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio

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BARINGS ACTIVE SHORT DURATION BOND FUND

characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or to gain exposure to securities or markets in which it might not be able to invest directly); total return swaps (for hedging purposes or as a substitute for direct investments); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). The Fund may, but will not necessarily, engage in foreign currency forward contracts for hedging purposes or to gain market exposure. Use of derivatives by the Fund may create investment leverage. Derivatives instruments that provide exposure to investment grade fixed-income securities or have economic characteristics similar to such investments may be used to satisfy the Fund’s 80% policy.
The Fund may invest in money market securities, including commercial paper. The Fund may invest in structured products (consisting of collateralized bond and loan obligations). The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into dollar roll and reverse repurchase agreement transactions.
The Fund may invest in (i) securities denominated in currencies of emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. Emerging market countries are defined to include any country that did not become a member of the Organisation for Economic Cooperation and Development ("O.E.C.D.") prior to 1975 and Turkey.
The Fund may invest in other investment companies, including affiliated investment companies.
The Fund seeks to maintain a dollar-weighted average duration of less than three years; the Manager may increase or decrease its duration in response to changes in interest rates and other factors. Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar-weighted average time to maturity of a bond utilizing the present value of all future cash flows. The value of a fund with a longer duration will generally fall further in response to an increase in interest rates than that of a fund with a shorter duration.
The Manager generally selects the Fund’s investments based on its analysis of opportunities and risks of various securities and market sectors. The Manager may choose to sell securities with deteriorating credit or limited upside potential compared to other available securities.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
PRINCIPAL RISKS
Risk is inherent in all investing. Many factors affect the Fund's performance. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the Fund(either directly or through its investments in underlying funds). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.
Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.
Cash Position Risk. The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

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BARINGS ACTIVE SHORT DURATION BOND FUND

Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.
Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status or due to changes in the specific or general market, economic, industry, political, regulatory or other conditions.
Derivatives Risk. Derivatives are can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s), including market risk, liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk, regulatory risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.
Distressed Securities Risk. The Fund may invest in issuers that are in default at the time of purchase. Issuers in which the Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. The Fund also is subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.
Dollar Roll and Reverse Repurchase Agreement Transaction Risk. These transactions may create leverage and subject the Fund to the credit risk of the counterparty.
Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.
Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.
Foreign (Non-U.S.) Currency Risk. When the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although the sub-adviser intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund.
Foreign (Non-U.S.) Investment Risk; Emerging Markets Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, U.S. and foreign government action such as economic and trade sanctions or embargoes and entering or exiting trade or other intergovernmental agreements, unreliable or untimely information, or economic and financial instability. Foreign settlement procedures also may involve additional risks. Emerging markets securities are subject to additional or greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

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BARINGS ACTIVE SHORT DURATION BOND FUND

Inflation Risk. The value of assets or income from the Fund’s investments may be worth less in the future as inflation decreases the value of money.
Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. The debt obligations in the Fund’s portfolio may decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact the Fund’s performance and net asset value. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, the Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.
Leveraging Risk. Instruments and transactions, including derivatives and dollar roll and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.
Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk. In October 2016, the SEC adopted a liquidity risk management rule that will require the Fund to establish a liquidity risk management program by December 1, 2018. The impact the rule will have on the Fund, and on the open-end fund industry in general, is not yet fully known, but the rule could impact the Fund's performance and its ability to achieve its investment objective(s).
Loan Risk. The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.
Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Mortgage- and Asset-Backed Securities Risk. Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and

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BARINGS ACTIVE SHORT DURATION BOND FUND

asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.
Other Investment Companies Risk. Because the Fund may invest its assets in other investment companies, its ability to achieve its investment objective may depend on the performance of the investment companies in which it invests. The Fund may invest in investment companies that are advised by the Manager or its affiliates. As a stockholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The Manager will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available investments in loans, high-yield bonds and other securities. In addition, the securities of other investment companies may be leveraged and will therefore be subject to leverage risk.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with mortgage-backed and other asset-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.
Portfolio Turnover Risk. The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and can generate short-term capital gains taxable to shareholders as ordinary income when distributed to them.
Repurchase Agreement Risk. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.
Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by non-U.S. government entities known as sovereign debt securities. These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient non-U.S. currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
Structured Products Risk. The Fund may invest in collateralized bond and loan obligations. Holders of these structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk, credit risk, liquidity risk and market risk. Because the Fund’s investments in structured products are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movements of the factors may cause significant price fluctuation.
U.S. Government Securities Risk. Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.
Valuation Risk. The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

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When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk. These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.
Performance Information for the Fund
The Fund commenced operations on July 8, 2015. The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the Fund’s average annual returns for 1 year and since inception for each class of the Fund and how such returns compare with a broad measure of market performanceand how such returns compare with a broad measure of market performance. The table includes deduction of applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
More up-to-date performance information is available at www.barings.com/funds/mutual-funds (select fund and share class) or by calling 1-855-439-5459.
Annual Total Returns
(for calendar years ended December 31) – Class A Shares
Before Taxes
More Recent Return Information
1/1/18–9/30/18	0.94%
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (1/1/16–3/31/16)	1.20%
Lowest (10/1/15–12/31/15)	(0.68)%

Average Annual Total Returns
(for periods ended December 31, 2017)
Applicable sales charges are reflected

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	1 YEAR	SINCE INCEPTION 1
CLASS A
Return Before Taxes	2.37%	1.59%
Return After Taxes on Distributions	1.43%	0.83%
Return After Taxes on Distributions and Sale of Fund Shares	1.38%	0.88%
OTHER CLASSES (Return Before Taxes Only)
Class C	1.61%	1.34%
Class I	2.65%	1.86%
Class Y	2.61%	1.83%
Bloomberg Barclays U.S. 1-3 Year Government Bond Index 2 (reflects no deduction for fees, expenses, or taxes)	0.45%	0.43%
1.
Since inception of July 8, 2015.

2.
The Bloomberg Barclays U.S. 1-3 Year Government Bond Index includes securities in the U.S. Government Bond Index that have between one and three years until maturity. Indices are unmanaged. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses. Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.
Portfolio Management
Barings LLC serves as the investment adviser to the Fund.
The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:
PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
Nat Barker	November 1, 2017	Portfolio Manager
David Nagle	July 8, 2015	Portfolio Manager
Doug Trevallion	June 8, 2018	Portfolio Manager
For important information about purchases and sales of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 63 of this Prospectus.

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Investment Objective
Barings Total Return Bond Fund (“Total Return Bond Fund” or the “Fund”) seeks a superior total rate of return by investing in fixed income instruments.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 101 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 80 of the Statement of Additional Information (“SAI”).
	CLASS A	CLASS C	CLASS I	CLASS Y
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	4.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	1.00% 1	1.00% 2	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	3.07%	3.20%	0.90%	0.93%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses 3	3.78%	4.66%	1.36%	1.39%
Fee Waiver and/or Expense Reimbursement 4	2.98%	3.11%	0.81%	0.84%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement 3	0.80%	1.55%	0.55%	0.55%
1.
Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.

2.
The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.

3.
“Total annual fund operating expenses” and “Total annual fund operating expenses after fee waiver and/or expense reimbursement” differ from the corresponding ratios of expenses to average net assets in the financial highlights table because the ratios shown in the financial highlights table do not include acquired (i.e., underlying) funds’ fees and expenses.

4.
The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.55% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2019, unless earlier modified or terminated by the Fund’s Board of Trustees. Additional amounts

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may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.
Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$488	$1,273	$2,075	$4,158
Class C	$270	$1,169	$2,171	$4,691
Class I	$65	$355	$667	$1,550
Class Y	$65	$362	$680	$1,582
You would pay the following expenses if you did not redeem your shares:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$488	$1,273	$2,075	$4,158
Class C	$170	$1,169	$2,171	$4,691
Class I	$65	$355	$667	$1,550
Class Y	$65	$362	$680	$1,582
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 172.39% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in fixed income securities. These typically include: U.S. dollar-denominated corporate obligations and bank loans, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, convertible bonds, mortgage-backed, and other asset-backed securities.
The Fund may invest up to 25% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, convertible bonds, mortgage-backed, and other asset-backed securities. The Fund may also invest in non-dollar denominated high yield bonds, including bank loans, and may invest in securities subject to legal restrictions on resale.
The Fund may, but will not necessarily, engage in foreign currency forward contracts for hedging purposes or to gain market exposure. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct

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investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes or to gain exposure to securities or markets in which it might not be able to invest directly); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). Use of derivatives by the Fund may create investment leverage. Derivatives instruments that provide exposure to fixed-income securities or have economic characteristics similar to such investments may be used to satisfy the Fund’s 80% policy.
The Fund may invest in money market securities, including commercial paper. The Fund may invest in structured products (consisting of collateralized bond and loan obligations). The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into dollar roll or reverse repurchase agreement transactions.
The Fund may invest in (i) securities denominated in currencies of emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. Emerging market countries are defined to include any country that did not become a member of the O.E.C.D. prior to 1975 and Turkey.
The Fund may invest in other investment companies, including affiliated investment companies.
The dollar-weighted average credit quality of the Fund is generally not expected to be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (rated below Baa3 by Moody’s and BBB- by S&P and Fitch, or unrated but determined to be of comparable quality by the Manager, commonly referred to as “junk” or “high yield” bonds), including securities in default, and including bank loans, or their unrated equivalent, as determined by the Manager. Investments in such securities will vary based upon the Manager’s assessment of market conditions and the amount of additional yield offered in relation to the risk of the instruments. The Manager expects for the Fund’s portfolio dollar-weighted average duration generally to match (plus or minus 2.5 years) the average duration of the Bloomberg Barclays U.S. Aggregate Index (as of December 31, 2017, the average duration of the Index was 5.98 years). Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar-weighted average time to maturity of a bond utilizing the present value of all future cash flows.
The Manager selects the Fund’s investments based on its analysis of opportunities and risks of various fixed income securities and market sectors. Currently, the Manager may consider the following factors (which may change over time and in particular cases): the perceived potential for high income offered by different types of corporate and government obligations (including mortgage-backed and other asset-backed securities); diversification among industries and issuers, credit ratings, and sectors; and the relative values offered by different securities. The Manager may choose to sell securities with deteriorating credit or limited upside potential compared to other securities.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
PRINCIPAL RISKS
Risk is inherent in all investing. Many factors affect the Fund's performance. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the Fund(either directly or through its investments in underlying funds). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.
Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

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Cash Position Risk. The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.
Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.
Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status or due to changes in the specific or general market, economic, industry, political, regulatory or other conditions.
Derivatives Risk. Derivatives are can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s), including market risk, liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk, regulatory risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.
Distressed Securities Risk. The Fund may invest in issuers that are in default at the time of purchase. Issuers in which the Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. The Fund also is subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.
Dollar Roll and Reverse Repurchase Agreement Transaction Risk. These transactions may create leverage and subject the Fund to the credit risk of the counterparty.
Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.
Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.
Foreign (Non-U.S.) Currency Risk. When the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although the sub-adviser intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund.
Foreign (Non-U.S.) Investment Risk; Emerging Markets Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, U.S. and foreign government action such as economic and trade sanctions or embargoes and entering or exiting trade or other intergovernmental agreements, unreliable or untimely information, or economic and financial instability. Foreign settlement procedures also may involve additional risks. Emerging markets securities are subject to

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additional or greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.
Inflation Risk. The value of assets or income from the Fund’s investments may be worth less in the future as inflation decreases the value of money.
Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. The debt obligations in the Fund’s portfolio may decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact the Fund’s performance and net asset value. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, the Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.
Leveraging Risk. Instruments and transactions, including derivatives and dollar roll and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.
Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk. In October 2016, the SEC adopted a liquidity risk management rule that will require the Fund to establish a liquidity risk management program by December 1, 2018. The impact the rule will have on the Fund, and on the open-end fund industry in general, is not yet fully known, but the rule could impact the Fund's performance and its ability to achieve its investment objective(s).
Loan Risk. The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.
Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other

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conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Mortgage- and Asset-Backed Securities Risk. Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage- and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.
Other Investment Companies Risk. Because the Fund may invest its assets in other investment companies, its ability to achieve its investment objective may depend on the performance of the investment companies in which it invests. The Fund may invest in investment companies that are advised by the Manager or its affiliates. As a stockholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The Manager will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available investments in loans, high-yield bonds and other securities. In addition, the securities of other investment companies may be leveraged and will therefore be subject to leverage risk.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with mortgage-backed and other asset-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.
Portfolio Turnover Risk. The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and can generate short-term capital gains taxable to shareholders as ordinary income when distributed to them.
Repurchase Agreement Risk. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.
Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by non-U.S. government entities known as sovereign debt securities. These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient non-U.S. currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
Structured Products Risk. The Fund may invest in collateralized bond and loan obligations. Holders of these structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk, credit risk, liquidity risk and market risk. Because the Fund’s investments in structured products are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movements of the factors may cause significant price fluctuation.
U.S. Government Securities Risk. Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

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Valuation Risk. The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk. These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.
Performance Information for the Fund
The Fund commenced operations on July 8, 2015. The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the Fund’s average annual returns for 1 year and since inception for each class of the Fund and how such returns compare with a broad measure of market performanceand how such returns compare with a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
More up-to-date performance information is available at www.barings.com/funds/mutual-funds (select fund and share class) or by calling 1-855-439-5459.
Annual Total Returns
(for calendar years ended December 31) – Class A Shares
Before Taxes
Applicable sales charges are not reflected
More Recent Return Information
1/1/18–9/30/18	(1.77)%
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (7/1/18–9/30/18)	3.99%
Lowest (10/1/16–12/31/16)	(2.48)%

Average Annual Total Returns
(for periods ended December 31, 2017)
Applicable sales charges are reflected

Barings Funds Trust Prospectus
BARINGS TOTAL RETURN BOND FUND

	1 YEAR	SINCE INCEPTION 1
CLASS A
Return Before Taxes	0.44%	1.45%
Return After Taxes on Distributions	(0.77)%	0.24%
Return After Taxes on Distributions and Sale of Fund Shares	0.24%	0.55%
OTHER CLASSES (Return Before Taxes Only)
Class C	2.84%	2.37%
Class I	4.88%	3.39%
Class Y	4.88%	3.39%
Bloomberg Barclays U.S. Aggregate Index 2 (reflects no deduction for fees, expenses, or taxes)	3.54%	2.55%
1.
Since inception of July 8, 2015.

2.
The Bloomberg Barclays U.S. Aggregate Index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Indices are unmanaged. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses. Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.
Portfolio Management
Barings LLC serves as the investment adviser to the Fund.
The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:
PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
Stephen Ehrenberg	November 1, 2017	Portfolio Manager
David Nagle	July 8, 2015	Portfolio Manager
Nat Barker	November 1, 2017	Portfolio Manager
Doug Trevallion	June 8, 2018	Portfolio Manager
For important information about purchases and sales of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 63 of this Prospectus.

Barings Funds Trust Prospectus
BARINGS EMERGING MARKETS DEBT BLENDED TOTAL RETURN FUND

Investment Objective
Barings Emerging Markets Debt Blended Total Return Fund (“Emerging Markets Debt Blended Total Return Fund” or the “Fund”) seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management, through high current income generation and, where appropriate, capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 101 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 80 of the Statement of Additional Information (“SAI”).
	CLASS A	CLASS C	CLASS I	CLASS Y
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	4.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of lower of the original offering price or redemption proceeds)	1.00% 1	1.00% 2	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	2.63%	4.10%	1.19%	1.20%
Total Annual Fund Operating Expenses	3.63%	5.85%	1.94%	1.95%
Fee Waiver and/or Expense Reimbursement 3	2.43%	3.90%	0.99%	1.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement 4	1.20%	1.95%	0.95%	0.95%
1.
Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.

2.
The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.

3.
The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.95% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2019, unless earlier modified or terminated by the Fund’s Board of Trustees. Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

Barings Funds Trust Prospectus
BARINGS EMERGING MARKETS DEBT BLENDED TOTAL RETURN FUND

4.
“Total annual fund operating expenses after fee waiver and/or expense reimbursement” are higher than the corresponding ratios of net expenses to average net assets in the financial highlights table because the ratios shown in the financial highlights table reflect additional amounts voluntarily waived and/or reimbursed to the Fund.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$521	$1,285	$2,067	$4,104
Class C	$305	$1,462	$2,691	$5,643
Class I	$100	$530	$986	$2,249
Class Y	$100	$532	$990	$2,259
You would pay the following expenses if you did not redeem your shares:
CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	$521	$1,285	$2,067	$4,104
Class C	$205	$1,462	$2,691	$5,643
Class I	$100	$530	$986	$2,249
Class Y	$100	$532	$990	$2,259
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.95% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest in debt securities, derivatives and other instruments that are economically tied to emerging market countries or countries with relatively low gross national product per capita and with the potential for rapid economic growth. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in (i) securities denominated in currencies of the emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations, and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. Emerging market countries are defined to include any country that did not become a member of the O.E.C.D. prior to 1975 and Turkey. Certain emerging market countries are referred to as “frontier” market countries. The Fund focuses its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe.
The Fund will invest in debt instruments of all types, including bonds, notes, U.S. and Group of Ten (commonly referred to as “G10”) country treasury obligations, sovereign issues, covered bonds, commercial paper and other fixed and floating rate income securities and are either secured or unsecured, and, either senior or subordinated. To a limited extent, the Fund may invest in (i) securities that are convertible into equity securities, (ii) equity securities (including warrants and common stock), (iii) certificates of deposit, (iv) bankers’ acceptances, and (v) loan participations and loan assignments which are un-securitized.

Barings Funds Trust Prospectus
BARINGS EMERGING MARKETS DEBT BLENDED TOTAL RETURN FUND

The Fund expects to achieve certain exposures primarily through derivative transactions, including without limitation, forward foreign currency exchange contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. Derivatives instruments that provide exposure to debt securities that are economically tied to emerging market countries or to a country the Manager considers to be equivalent to such countries or have economic characteristics similar to such investments may be used to satisfy the Fund’s 80% policy.
The Fund may invest in both investment grade and below investment grade (commonly referred to as “high yield” or “junk” bonds) debt securities. Investment grade debt securities are rated Baa3 or higher by Moody’s or BBB- or higher by either S&P or Fitch, or unrated but determined to be of comparable quality by the Manager or the sub-adviser. Below investment grade debt securities are rated below Baa3 by Moody’s and BBB- by S&P and Fitch or, if unrated, determined by Barings to be of comparable quality.
PRINCIPAL RISKS
Risk is inherent in all investing. Many factors affect the Fund's performance. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.
Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.
Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.
Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status or due to changes in the specific or general market, economic, industry, political, regulatory or other conditions.
Derivatives Risk. Derivatives are can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s), including market risk, liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk, regulatory risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.

Barings Funds Trust Prospectus
BARINGS EMERGING MARKETS DEBT BLENDED TOTAL RETURN FUND

Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.
Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.
Foreign (Non-U.S.) Currency Risk. When the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although the sub-adviser intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund.
Foreign (Non-U.S.) Investment Risk; Emerging Markets Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, U.S. and foreign government action such as economic and trade sanctions or embargoes and entering or exiting trade or other intergovernmental agreements, unreliable or untimely information, or economic and financial instability. Foreign settlement procedures also may involve additional risks. Emerging markets securities are subject to additional or greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.
Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. The debt obligations in the Fund’s portfolio may decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact the Fund’s performance and net asset value. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, the Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.
Leveraging Risk. Instruments and transactions, including derivatives transactions, that create leverage may cause the value of an investment in a Fund to be more volatile and all other risks will tend to be compounded.
Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk. In October 2016, the SEC adopted a liquidity risk management rule that will require the Fund to establish a liquidity risk management program by December 1, 2018. The impact the rule will have on the Fund, and on the open-end fund industry in general, is not yet fully known, but the rule could impact the Fund's performance and its ability to achieve its investment objective(s).
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.

Barings Funds Trust Prospectus
BARINGS EMERGING MARKETS DEBT BLENDED TOTAL RETURN FUND

Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by non-U.S. government entities known as sovereign debt securities. These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient non-U.S. currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
Valuation Risk. The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk. These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.
Performance Information for the Fund
The Fund commenced operations on October 21, 2015. The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the Fund’s average annual returns for 1 year and since inception for each class of the Fund and how such returns compare with a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
More up-to-date performance information is available at www.barings.com/funds/mutual-funds (select fund and share class) or by calling 1-855-439-5459.

Barings Funds Trust Prospectus
BARINGS EMERGING MARKETS DEBT BLENDED TOTAL RETURN FUND

Annual Total Returns
(for calendar years ended December 31) – Class A Shares
Before Taxes
Applicable sales charges are not reflected
More Recent Return Information
1/1/18–9/30/18	(6.78)%
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (1/1/17–3/31/17)	8.26%
Lowest (4/1/18–6/30/18)	(8.58)%

Average Annual Total Returns
(for periods ended December 31, 2017)
Applicable sales charges are reflected
	1 YEAR	SINCE INCEPTION 1
CLASS A
Return Before Taxes	11.60%	6.75%
Return After Taxes on Distributions	8.08%	3.95%
Return After Taxes on Distributions and Sale of Fund Shares	6.78%	3.9%
OTHER CLASSES (Return Before Taxes Only)
Class C	14.42%	7.96%
Class I	16.57%	9.03%
Class Y	16.57%	9.03%
Benchmark 2	12.04%	4.78%
1.
Since inception of October 21, 2015.

2.
The Benchmark is a blend of 50% JPMorgan Government Bond Index – Emerging Markets Global Diversified (GBI-EMGD), 30% JPMorgan EMBI Global Diversified and 20% JPMorgan CEMBI Broad Diversified.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses. Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.

Barings Funds Trust Prospectus
BARINGS EMERGING MARKETS DEBT BLENDED TOTAL RETURN FUND

Portfolio Management
Barings LLC serves as the investment adviser to the Fund. Baring International Investment Limited, a wholly-owned subsidiary of Barings LLC, serves as a sub-adviser.
The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:
PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH ADVISER
Ricardo Adrogué	October 21, 2015	Portfolio Manager
Cem Karacadag	October 21, 2015	Portfolio Manager
Natalia Krol	August 2, 2018	Portfolio Manager
For important information about purchases and sales of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 63 of this Prospectus.

Barings Funds Trust Prospectus
BARINGS GLOBAL EMERGING MARKETS EQUITY FUND

Investment Objective
Barings Global Emerging Markets Equity Fund (“Global Emerging Markets Equity Fund” or the “Fund”) seeks to achieve long-term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 101 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 80 of the Statement of Additional Information (“SAI”).
	CLASS A	CLASS C	CLASS I	CLASS Y
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	4.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of lower of the original offering price or redemption proceeds)	1.00% 1	1.00% 2	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Management Fees	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses 3	1.25%	1.25%	1.25%	1.25%
Total Annual Fund Operating Expenses	2.40%	3.15%	2.15%	2.15%
Fee Waiver and/or Expense Reimbursement 4	0.95%	0.95%	0.95%	0.95%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.45%	2.20%	1.20%	1.20%
1.
Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.

2.
The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.

3.
“Other expenses” are estimates for the Fund's first year of operations.

4.
The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 1.20% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2019, unless earlier modified or terminated by the Fund’s Board of Trustees. Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

Barings Funds Trust Prospectus
BARINGS GLOBAL EMERGING MARKETS EQUITY FUND

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
CLASS	1 YEAR	3 YEARS	5 Years	10 Years
Class A	$546	$1,476	$2,412	$4,779
Class C	$331	$1,927	$3,509	$7,018
Class I	$126	$690	$1,281	$2,881
Class Y	$126	$671	$1,242	$2,794
You would pay the following expenses if you did not redeem your shares:
CLASS	1 YEAR	3 YEARS	5 Years	10 Years
Class A	$546	$1,476	$2,412	$4,779
Class C	$231	$1,927	$3,509	$7,018
Class I	$126	$690	$1,281	$2,881
Class Y	$126	$671	$1,242	$2,794
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. Because the Fund is newly offered, the Fund does not yet have a historical portfolio turnover rate to report.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities of issuers that are economically tied to one or more emerging market countries. In general, countries may be considered emerging markets if they are included in any one of the Morgan Stanley Capital Index (“MSCI”) emerging markets indices.
For purposes of the 80% policy discussed above, a determination that an issuer is economically tied to an emerging market country is based on factors including, but not limited to, whether the issuer is incorporated or listed in one or more emerging market countries, has a significant proportion of its assets or other interests in one or more emerging market countries, or carries on its principal business in or from one or more emerging market countries. The Fund may include exchange-traded funds ("ETFs") that provide exposure to certain emerging markets for purposes of its 80% policy.
The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The securities may be listed on a U.S. or non-U.S. stock exchange or traded in U.S. or non-U.S. over-the-counter markets. In addition to common stocks, the Fund may also invest in other types of equity securities, such as depositary receipts (including American Depositary Receipts and Global Depositary Receipts), ETFs and participation rights. The Fund may also invest in fixed income securities and cash.
The Fund may invest in different regions, countries, industries and sectors. Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries). The Fund may invest without limit in Russia and China. The Fund may invest directly or indirectly in China through China A-Shares or

Barings Funds Trust Prospectus
BARINGS GLOBAL EMERGING MARKETS EQUITY FUND

China B-Shares. The Fund anticipates obtaining its exposure to China through direct investment in China A-Shares listed on the Shanghai Stock Exchange and Shenzhen Stock Exchange via Stock Connect and through indirect exposure to China B-Shares via participation notes.
In selecting investments for the Fund, the Fund's sub-adviser, Baring International Investment Limited, evaluates investment opportunities on a company-by-company basis. This approach includes seeking to identify growth potential unrecognized by market participants through the analysis of factors such as the company's future financial performance, business model and management style, while incorporating wider economic and social trends. The sub-adviser monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security. These factors may vary in particular cases and may change over time.
The Fund has the flexibility to achieve certain exposures through derivative transactions, including without limitation, forward foreign currency exchange contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; participation notes; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. Derivatives instruments that provide exposure to equity securities that are economically tied to emerging market countries or to a country the sub-adviser considers to be equivalent to such countries or have economic characteristics similar to such investments may be used to satisfy the Fund’s 80% policy.
The Fund is a “non-diversified” investment company, which means that it may invest a greater percentage of its assets in the securities of fewer issuers than may investment companies that are “diversified.” Accordingly, the Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be.
PRINCIPAL RISKS
Risk is inherent in all investing. Many factors affect the Fund's performance. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.
China A-Shares and B-Shares Risk. Investments in Class A-Shares and Class B-Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to emerging market countries. The China B-Share market is generally smaller, less liquid and has a smaller issuer base than the China A-Share market. The issuers that compose the B-Share market include a broad range of companies, including companies with large, medium and small capitalizations. Further, the B-Shares market may behave very differently from other portions of the Chinese equity markets, and there may be little to no correlation between the performance of the two.
Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

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BARINGS GLOBAL EMERGING MARKETS EQUITY FUND

Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status or due to changes in the specific or general market, economic, industry, political, regulatory or other conditions.
Derivatives Risk. Derivatives are can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s), including market risk, liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk, regulatory risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.
Equity Securities Risk. The prices of equity securities rise and fall frequently. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.
Exchange-Traded Funds Risk. The Fund may invest in ETFs to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specified index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.
Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.
Foreign (Non-U.S.) Currency Risk. When the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although the sub-adviser intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund.
Foreign (Non-U.S.) Investment Risk; Emerging Markets Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, U.S. and foreign government action such as economic and trade sanctions or embargoes and entering or exiting trade or other intergovernmental agreements, unreliable or untimely information, or economic and financial instability. Foreign settlement procedures also may involve additional risks. Emerging markets securities are subject to additional or greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.
Growth Stocks Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established

Barings Funds Trust Prospectus
BARINGS GLOBAL EMERGING MARKETS EQUITY FUND

companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Leveraging Risk. Instruments and transactions, including derivatives transactions, that create leverage may cause the value of an investment in a Fund to be more volatile and all other risks will tend to be compounded.
Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk. In October 2016, the SEC adopted a liquidity risk management rule that will require the Fund to establish a liquidity risk management program by December 1, 2018. The impact the rule will have on the Fund, and on the open-end fund industry in general, is not yet fully known, but the rule could impact the Fund's performance and its ability to achieve its investment objective(s).
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.
Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Non-Diversification Risk. The Fund is a “non-diversified” investment company and therefore may invest a greater percentage of its assets in the securities of fewer issuers than funds that are “diversified.” Accordingly, the Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Russian Securities Risk. In response to political and military actions undertaken by Russia, the United States and the European Union instituted numerous sanctions against certain Russian officials and Bank Rossiya. These sanctions, and any additional sanctions or other intergovernmental actions that may be undertaken against Russia in the future, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of securities offered by Russian issuers. These sanctions and any other intergovernmental actions could result in the immediate freeze of Russian securities, including securities in the form of depositary receipts, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Retaliatory action by the Russian government could involve the seizure of U.S. and/or European residents’ assets and any such actions are likely to impair the value and liquidity of such assets. Any or all of these potential results could push Russia’s economy into a recession. These sanctions and any other intergovernmental actions, and the continued disruption of the Russian economy, could have a negative effect on the performance of funds that have significant exposure to Russia, including the Fund.
Stock Connect Risk. The Fund may invest directly in China A-Shares through Stock Connect, which is subject to sudden changes in quota limitations, application of trading suspensions, differences in trading days between the People's Republic of China and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.
Valuation Risk. The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

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BARINGS GLOBAL EMERGING MARKETS EQUITY FUND

The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.
Performance Information for the Fund
As of the date of this Prospectus, the Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include information an investor would find useful in evaluating the risks of investing in the Fund, such as charts that show the Fund’s performance from year to year. The Fund’s current performance for the most recent month can be obtained by calling or at http://www.barings.com/funds/mutual-funds (select fund and share class). The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Portfolio Management
Barings LLC serves as the investment adviser to the Fund. Baring International Investment Limited, an indirect, wholly-owned subsidiary of Barings LLC, serves as sub-adviser to the Fund.
The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:
PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH ADVISER
William Palmer	September 18, 2018	Portfolio Manager (with sub-adviser)
Michael Levy	September 18, 2018	Portfolio Manager (with sub-adviser)
For important information about purchases and sales of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 63 of this Prospectus.

Barings Funds Trust Prospectus
IMPORTANT INFORMATION REGARDING FUND SHARES

Purchase and Sale of Fund Shares
In general, you may purchase, exchange or sell (redeem) shares on any business day through your Financial Intermediary or by contacting the Fund’s Transfer Agent in writing or by telephone (Barings Funds Trust, ALPS Fund Services, Inc., Attn: Transfer Agent, P.O. Box 1920, Denver, CO 80201 or by telephone: 1-855-439-5459). Qualified investors may also purchase or redeem Class I Shares on any business day through the Fund’s Transfer Agent.
Purchase Minimums*
	CLASS A	CLASS C	CLASS I	CLASS Y
Initial Investment	$1,000	$1,000	$500,000	$100,000
Subsequent Investments	$250	$250	$250	$250
*
The Fund reserves the right to change or waive the investment minimums. For retirement plans, the investment minimum is $250 for each of the initial investment and subsequent investments.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless your investment is in an IRA, 401(k) plan or other tax-advantaged arrangement. Such tax-advantaged arrangements may be taxed later upon the withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

Barings Funds Trust Prospectus
MORE ABOUT THE FUNDS

A statement of investment objectives and principal investment policies and risks of each Fund is set forth above in “Fund Summaries.” Set forth below is an overview of the Fund’s investment practices, followed by additional information about the principal characteristics and risks involved with such practices. Any references to investments made by a Fund include those that may be made both directly by the Fund and indirectly by the Fund (e.g., through its investments in derivatives or other pooled investment vehicles). Not all Funds may engage in all practices described below. Please see “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks” below for the risks associated with the Funds’ investment practices.
The Prospectus and SAI for a Fund provide information concerning the Fund. The Prospectus and SAI are updated at least annually and any information provided in a prospectus or SAI can be changed without a shareholder vote unless specifically stated otherwise. The Prospectus and SAI are not contracts between the Fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.
Investment Objectives and Strategies
Each Fund’s investment objectives are non-fundamental, which means that they may be changed without shareholder approval by the Funds’ Board of Trustees.
Note Regarding Percentage Limitations. All percentage limitations on investments in this Prospectus will apply at the time of investment, and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. (As a result, the actual investments making up a Fund’s portfolio may not at a particular time comport with any such limitation due to increases or decreases in the values of securities held by the Fund.) With respect to a Fund whose name suggests that the Fund focuses its investments in a particular type of investment or investments, or in investments in a particular industry or group of industries, and that has adopted a policy under Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), such Fund’s policy to invest at least 80% of its net assets in certain investments may be changed by the Trustees upon at least 60 days’ prior written notice to shareholders. References in the discussion of these Funds’ investment policies to 80% of a Fund’s net assets refer to that percentage of the aggregate of the Fund’s net assets and the amount, if any, of borrowings by the Fund for investment purposes.
Barings’ Approach
Barings incorporates both bottom-up and top-down processes. In a fundamental bottom-up approach to credit, Barings’ investment management philosophy and process contains several key tenets that are applied across all of the Funds managed by the firm. Barings combines a top-down view of relative value opportunities across markets, sectors and issuers, with a fundamental, bottom-up approach to individual fundamental analysis. Disciplined proprietary research informs our sector and industry rotation and drives our individual buy/sell decisions.
For global high yield portfolios, the top-down, macro view of the strategy is implemented by the Global High Yield Allocation Committee (“GHYAC”). The GHYAC is responsible for setting the top-down allocation targets between the U.S. and European markets and across asset classes. The GHYAC meets every two weeks (or more frequently, if needed) to discuss and determine the top-down allocation across global investment strategies based upon country economic growth, index market caps, and country specific risk. The portfolio team is then responsible for individual industry and issuer selection based on the credit work done by Barings’ global team of research analysts that have been approved by the local High Yield Investment Committee either in the U.S. or Europe.
For investment grade portfolios, such as the Active Short Duration Bond Fund and Total Return Bond Fund, the Investment Grade Fixed Income Team draws upon a wide array of resources to build optimal multi-sector portfolios based on specific portfolio characteristics and requirements. The Investment Grade Fixed Income Team is comprised of senior portfolio managers, portfolio analysts and dedicated risk management professionals. The Investment Grade Fixed Income Team’s process consists of a top-down, macroeconomic view established by senior portfolio managers, coupled with a bottom-up perspective driven by rigorous fundamental credit analysis and security selection. The goal of this process is to produce portfolios that consistently provide positive excess returns, regardless of the economic cycle.

Barings Funds Trust Prospectus
MORE ABOUT THE FUNDS

For emerging markets portfolios, the investment team has created a multi-step process that seeks to exploit market imperfections by seeking to identify favorable secular and cyclical credit stories, capitalizing on relative value opportunities, identifying mispriced credit curves and avoiding credit events. The emerging markets team has expertise in assessing the capital structures of companies, which often presents mispriced investment opportunities. With respect to the Emerging Markets Debt Blended Total Return Fund strategy, Barings’ investment philosophy is to separately analyze interest rates and currencies. The economic cycle determines the interest rate positioning; economic competitiveness defines currency positions. As a result, a slowing economy that some investors would perceive as an unattractive investment destination is precisely what our investment process may highlight as a profitable option.
For emerging markets equity portfolios, the sub-adviser evaluates investment opportunities on a company-by-company basis. This approach includes seeking to identify growth potential unrecognized by market participants through the analysis of factors such as the company's future financial performance, business model and management style, while incorporating wider economic and social trends. The sub-adviser monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security. These factors may vary in particular cases and may change over time. While the sub-adviser believes that the greatest scope for identifying investment opportunities exists at the company level, the sub-adviser also takes into account macro considerations when analyzing companies.
By combining these two approaches, a top-down allocation between markets and fundamental, bottom-up credit analysis on each issuer, Barings believes its investment management philosophy and process can provide investors an attractive level of yield by capturing the best relative value opportunities available in the market.
Independent Credit Analysis. Barings relies heavily on its own analysis of the credit quality and risks associated with individual loans and other debt securities considered for a Fund, rather than relying exclusively on rating agencies or third-party research. The individuals managing a Fund use this information in an attempt to minimize credit risk and to identify issuers, industries or sectors that are undervalued or that offer attractive yields relative to their assessment of their credit characteristics. This aspect of the capabilities of Barings is particularly important for Global Floating Rate Fund, Global Credit Income Opportunities Fund, Global High Yield Fund and U.S. High Yield Fund because of each Fund’s emphasis on below investment grade loans and bonds.
Diversification. Global Emerging Markets Equity Fund is a “non-diversified” investment company, which means that it may invest a greater percentage of its assets in the securities of fewer issuers than may investment companies that are “diversified.” See “Description of Principal Risks – Non-Diversification Risk.” To avoid concentrating its investments in a particular industry or group of industries, the Fund will not invest 25% or more of its total assets in any single industry or group of industries. The Fund intends to satisfy the asset diversification requirements to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

Barings Funds Trust Prospectus
DESCRIPTION OF PRINCIPAL INVESTMENTS

A Fund’s portfolio may invest in the following types of securities and other instruments. A more detailed discussion of these and other instruments and investment techniques that may be used by a Fund is provided under “Description of Principal Investment Strategies and Risks” and “Description of Non-Principal Investment Strategies and Risks” in the SAI.
Bank Loans, Loan Participations and Assignments. A Fund may invest in floating and fixed rate loans issued by banks and other unaffiliated entities, which investments generally will be issued directly by the borrower or be in the form of loan participations or assignments purchased from banks and other financial institutions and institutional investments. The loans in which the Funds may invest may include, but are not limited to, secured loans that are senior (“first lien”) or subordinated (“second lien”) loans, and unsecured loans. Loans and other floating rate debt instruments are subject to the risk of non-payment of scheduled interest or principal. See “Description of Principal Risks – Loan Risk.” Participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it is likely that it will only be able to enforce its rights through the lender, and, therefore, it will assume the credit risk of both the lender and the borrower. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.
First Lien Loans. A Fund may invest in first lien loans. First lien loans hold a senior position in the capital structure of a borrower. For first lien loans, borrowers are typically corporations, partnerships and other business entities that operate in various industries and geographical regions, including foreign borrowers. First lien loans are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. The capital structure of a borrower may include first lien loans, senior and junior subordinated debt, preferred stock and common stock issued by the borrower, typically in descending order of seniority with respect to claims on the borrower’s asset. The proceeds of first lien loans primarily are used to finance highly leveraged transactions including leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, refinancings and internal growth and for other corporate purposes.
First lien loans in which the Funds may invest generally pay interest at rates that are redetermined periodically by reference to a base lending rate, plus a premium. First lien loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. These base lending rates are primarily London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major U.S. banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. As floating rate loans, the frequency of how often a loan resets its interest rate will impact how closely such loans track current short-term market interest rates. The first lien loans that a Fund may hold typically have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. As a result, as short-term interest rates increase, interest payable to a Fund from its investments in first lien loans should increase, and as short-term interest rates decrease, interest payable to a Fund from its investments in first lien loans should decrease. The Funds may utilize derivative instruments to shorten the effective interest rate redetermination period of first lien loans in its portfolio. First lien loans typically have a stated term of between one and ten years. In the experience of the Manager over the last decade, however, the average life of first lien loans has been two to four years because of prepayments.
Second Lien Loans and Other Debt Securities. A Fund may invest in loans, bonds and notes that have the same characteristics as first lien loans except that such loans are second in lien priority rather than first. Such second lien loans and securities typically have adjustable floating rate interest payments. Accordingly, the risks associated with such securities are higher than the risks of loans with first priority over the collateral. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for the second priority lien holder and therefore result in a loss of investment to a Fund.
Unsecured Loans. A Fund may invest in unsecured loans, both floating and fixed rate. Unsecured loans are subject to substantially similar risks attributable to secured loans. Issuer risk is more pronounced in unsecured loans since a Fund will not have recourse to recoup its investment against collateral securing the loan.
First and second lien loans and unsecured loans are subject to prepayments which shorten the loans’ weighted average maturities and may lower their returns. If the credit support or enhancement is exhausted, losses or delays in payment

Barings Funds Trust Prospectus
DESCRIPTION OF PRINCIPAL INVESTMENTS

may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in market value, that is changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement.
Delayed Funding Loans and Revolving Credit Facilities. A Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit risk, interest rate and liquidity risk and the risks of being a lender.
High Yield Securities. A Fund may invest in high yield bonds of North American and European corporate issuers. Investing in high yield securities or instruments involves greater risks (in particular, greater risk of default) and special risks in addition to the risks associated with investments in investment grade debt obligations. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities or instruments. High yield securities or instruments may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They also may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities or instruments. Debt securities or instruments in the lowest investment grade category also may be considered to possess some speculative characteristics.
The market values of high yield securities or instruments tend to reflect individual developments of the issuer to a greater extent than do higher-quality securities or instruments, which tend to react mainly to fluctuations in the general level of interest rates. In addition, lower-quality debt securities or instruments tend to be more sensitive to economic conditions. Certain “emerging market” governments that issue high yield securities or instruments are among the largest debtors to commercial banks, foreign governments and supra-national organizations such as the World Bank, and may not be able or willing to make principal and/or interest payments as they come due.
Fixed Income Investments. Fixed income securities represent obligations of corporations, governments and other entities to repay money borrowed. Fixed income securities are commonly referred to as “debt,” “debt obligations,” “bonds” or “notes.” The issuer of the fixed income security usually pays a fixed, variable or floating rate of interest, and repays the amount borrowed, usually at the maturity of the security. Some fixed income securities, however, do not pay current interest but are sold at a discount from their face values. Other fixed income securities may make periodic payments of interest and/or principal. Some fixed income securities are partially or fully secured by collateral supporting the payment of interest and principal.
Equity Investments. A Fund may invest in equity securities of issuers of any size (in terms of market capitalization or otherwise) and in any industry or sector. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, and warrants and rights. A Fund may also invest in ETFs.
Credit Ratings and Unrated Securities. A Fund may invest in securities that may be assigned credit ratings or may be unrated securities. Rating agencies are private services that provide ratings of the credit quality of debt obligations, including convertible securities. Appendix A to the SAI describes the various ratings assigned to debt obligations by Moody’s, S&P and Fitch. Ratings assigned by a credit rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Funds will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. As described above under “– Barings’ Approach – Independent Credit Analysis,” Barings does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. The ratings of a debt security or instruments may change over time. Moody’s, S&P and Fitch monitor and evaluate the ratings assigned to securities on an ongoing basis. As a result, debt securities or instruments held by the Fund could receive a higher rating (which would tend to increase their value) or a lower rating (which would tend to decrease their value) during the period in which they are held.

Barings Funds Trust Prospectus
DESCRIPTION OF PRINCIPAL INVESTMENTS

The Funds may purchase unrated securities or instruments (which are not rated by a credit rating agency). Unrated securities or instruments may be less liquid than comparable rated securities or instruments and involve the risk that Barings may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities or instruments may be more complex than for issuers of higher-quality debt obligations. The Funds’ success in achieving its investment objectives may depend more heavily on Barings’ credit analysis than if the Funds invested primarily in higher-quality and rated securities or instruments.
Corporate Bonds. A Fund may invest in a wide variety of bonds of varying maturities issued by U.S. and non-U.S. corporations and business entities. A Fund may invest in bonds that are fixed or variable rate debt obligations, consisting of bills, notes, debentures and money market instruments. Bonds generally are used by corporations as well as governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are perpetual in nature in that they have no maturity date; to the extent that these perpetual bonds have fixed interest rates, they may have heightened sensitivity to changes in interest rates.
U.S. Government Securities. A Fund may invest in U.S. Government securities, which are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government securities include a variety of securities that differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the U.S. or by the right of the issuer to borrow from the U.S. Treasury.
When Issued, Delayed Delivery and Forward Commitment Transactions. A Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that a Fund’s other assets may decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. When such purchases are outstanding, a Fund will segregate until the settlement date assets determined to be liquid by the Manager or the sub-adviser in accordance with procedures established by the Funds’ Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions. Recently finalized rules of the Financial Industry Regulatory Authority impose mandatory margin requirements for certain types of when-issued, TBA or forward commitment transactions, with limited exceptions. Such transactions historically have not been required to be collateralized, and mandatory collateralization could increase the cost of such transactions and impose added operational complexity.
Variable and Floating Rate Securities. A Fund may invest in variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. A Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rising interest rates, a Fund will participate in any decline in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities, where the value of the investment position is determined by changes in the difference between such prices or interest rates, as the case may be, of the respective securities.
Foreign (Non-U.S.) Investments and Currencies; Emerging Markets. A Fund may invest in debt obligations of foreign issuers and of supranational government entities. Supranational entities include international organizations that are organized or supported by one or more government entities to promote economic reconstruction or development and by international banking institutions and related governmental agencies. A Fund may invest in debt instruments denominated in foreign currencies (of both developed and “emerging market” countries), consisting of obligations of corporations and non-U.S. governments and their respective sub-divisions, agencies and government-sponsored enterprises. A Fund likewise may invest without limit in securities of issuers located in developed countries (regardless of the currency in which such securities are denominated) and of issuers located in “emerging market” countries. A Fund may also invest in securities of foreign issuers, including issuers that are economically tied to one or more

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emerging market countries. In general, countries may be considered emerging markets if they are included in any one of the Morgan Stanley Capital Index (“MSCI”) emerging markets indices. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. See “Description of Principal Risks – Foreign (Non-U.S.) Investment Risk” and “Description of Principal Risks – Foreign (Non-U.S.) Currency Risk.”
The U.S. dollar-denominated foreign securities in which a Fund may invest include “Eurodollar” obligations and “Yankee Dollar” obligations. Eurodollar obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee Dollar obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and Yankee Dollar obligations are generally subject to the same risks that apply to domestic debt issues, notably credit risk, market risk and liquidity risk.
Additionally, Eurodollar (and to a limited extent, Yankee Dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of U.S. dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding or other taxes; and the expropriation or nationalization of foreign issuers.
A Fund may invest in depositary receipts (including American Depositary Receipts and Global Depositary Receipts).
A Fund also may invest in sovereign debt issued by foreign governments, their agencies or instrumentalities, of developing or “emerging market” issuers. As a holder of sovereign debt, a Fund may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there are generally no bankruptcy proceedings similar to those in the U.S. by which defaulted sovereign debt may be collected. Each Fund also may invest in “Brady Bonds,” which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to realize a loss of interest or principal on any of its portfolio holdings.
A Fund’s investments in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk, which is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect any investment. A Fund may engage in transactions involving foreign currencies in order to hedge against foreign currency risk. For instance, each Fund may purchase foreign currencies on a spot (cash) basis and enter into forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies and futures. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, these transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.
Please see “Description of Principal Investment Strategies and Risks – Foreign (Non-U.S.) Securities,” “Description of Principal Investment Strategies and Risks – Foreign Currency Transactions” and “Description of Principal Investment Strategies and Risks – Foreign Currency Exchange-Related Securities” in the SAI for a more detailed description of the types of foreign investments and foreign currency transactions in which a Fund may invest and their related risks.
Mortgage-Backed and Other Asset-Backed Securities. Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments, generally over fixed periods of time, consisting of mortgages, motor vehicle installment sales, contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving (credit card) agreements and student loans. Such securities entitle the security holders to receive distributions (i.e., principal and interest) that are tied to the payments made by the borrower on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Mortgage-backed securities are asset-backed securities that represent, directly or indirectly, a participation in, or are secured by and payable from, mortgage loans on real property.

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DESCRIPTION OF PRINCIPAL INVESTMENTS

The value of some mortgage- or other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-backed security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Structured Products. A Fund may invest in collateralized bond and loan obligations, which are privately negotiated debt obligations where principal and/or interest payments are determined by reference to the performance of a benchmark asset (such as a portfolio of selected securities), interest rate or index, or the differential performance of two assets, interest rates or indexes, including bond indexes (an “embedded index”). These structured instruments may be issued by corporations, including banks, as well as by governmental agencies. A Fund may invest in structured products of any credit quality, including those rated investment grade and below investment grade or considered to be of comparable quality. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured products may be determined by applying a multiplier to the performance or differential performance of the referenced indexes or other assets. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.
Barings may utilize structured instruments for investment purposes and also for risk management purposes, such as to reduce the duration and interest rate sensitivity of a Fund’s portfolio. While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. Structured instruments also may involve significant credit risk and risk of default by the counterparty. Like other sophisticated strategies, the Funds’ use of structured instruments may not work as intended. If the value of the embedded index changes in a manner other than that expected by Barings, principal and/or interest payments received on the structured instrument may be substantially less than expected.
A Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a trust typically collateralized by a pool of loans, which may include, among others, U.S. and non-U.S. secured loans and unsecured loans, including loans of below investment grade quality.
Each Fund may invest in collateralized bond obligations (“CBOs”). A CBO is a trust that is backed by a diversified pool of high risk, below investment grade debt securities. CLOs and CBOs may charge management fees and administrative expenses. The cash flows from the trust typically are split into portions (“tranches”) varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO or CBO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO or CBO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO or CBO securities as a class. The risks of an investment in a CLO or CBO depend largely on the type of the collateral securities and the class of the CLO or CBO in which a Fund invests. Normally, CLOs or CBOs are privately offered and sold, and thus are not registered

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under the securities laws; however, an active dealer market may exist for CLOs or CBOs allowing a CLO or CBO to qualify under Rule 144A under the Securities Act of 1933, as amended. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Prospectus and in the SAI (e.g., interest rate risk and default risk), CLOs and CBOs carry additional risks including, but not limited to (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the collateral may decline in value or default; (iii) the Funds may invest in CLOs or CBOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; (v) the risk of forced “fire sale” liquidation of collateral due to technical defaults such as coverage test failures; and (vi) the manager of the CLO or CBO may perform poorly.
Preferred Stocks. A Fund may invest in preferred stocks. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in the company. Some preferred stocks offer a fixed rate of return with no maturity date. Because they never mature, these preferred stocks act like long-term bonds, can be more volatile than other types of preferred stocks and may have heightened sensitivity to changes in interest rates. Other preferred stocks have a variable dividend, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process, involving bids submitted by holders and prospective purchasers of such stocks. Because preferred stocks represent an equity ownership interest in a company, their value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in a company’s financial condition or prospects, or to fluctuations in the equity markets.
Zero-Coupon Bonds, Step-Ups and Payment-In-Kind Securities. A Fund may invest in zero-coupon bonds, step-ups and payment-in-kind securities. Zero-coupon bonds pay interest only at maturity rather than at intervals during the life of the security. Like zero-coupon bonds, “step-up” bonds pay no interest initially but eventually begin to pay a coupon rate prior to maturity, which rate may increase at stated intervals during the life of the security. Payment-in-kind securities (“PIKs”) are debt obligations that pay “interest” (“PIK interest”) in the form of other debt obligations, instead of in cash. Zero-coupon bonds, step-ups and PIKs allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. To the extent those instruments do not amortize principal, at maturity repayment may also be dependent on the ability of the borrower to refinance the face amount of the debt. Each of these instruments is typically issued and traded at a deep discount from its face amount. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon bonds, step-ups and PIKs generally are more volatile than the market prices of debt instruments that pay interest currently and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of securities having similar maturities and credit quality. In order to maintain its qualification as a “regulated investment company” for U.S. federal income tax purposes, a Fund would be required to distribute the income on these instruments as it accrues, even though the Fund will not receive the income on a current basis or in cash. Thus, a Fund may have to sell other investments, including when it may not be otherwise advisable to do so, to make income distributions to its shareholders. Under certain market conditions, investments in zero-coupon bonds, step-ups and PIKs may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.
Generally, when payments on a loan become past due, or a Fund otherwise does not expect the borrower to be able to meet its obligations to the Fund, the Fund will place the loan on non-accrual status and will cease recognizing PIK interest income on that loan for financial reporting purposes until all principal and interest has been brought current through payment or through a restructuring as a result of which the Fund determines that the interest income should be collectible. A Fund will write off any previously accrued and uncollected PIK interest when it determines that the PIK interest is no longer collectible.
Investment in China. A Fund may invest in China A-Shares or China B-Shares provided that such investment is in accordance with the requirements of the relevant regulatory authorities in the People’s Republic of China (“PRC”).

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Currently, shares of Chinese companies listed on PRC Stock Exchanges include China A-Shares denominated and traded in Renminbi and China B-shares denominated in Renminbi but traded in either US Dollars or Hong Kong Dollars.
Currently, foreign investors may only invest in China A-Shares and the PRC domestic securities market: (1) through quotas approved under the Qualified Foreign Institutional Investor Regulations; (2) through the Shanghai Hong Kong Stock Connect Scheme and Shenzhen Hong Kong Stock Connect Scheme (the “Connect Schemes”); or (3) as a strategic investor under applicable PRC regulations. Foreign investors may invest in China B-Shares directly. It is anticipated that the Fund’s exposure to China A-Shares listed on the Shanghai Stock Exchange (“SSE”) and Shenzhen Stock Exchange (“SZSE”) will be obtained directly via the Connect Schemes and exposure to China A-Shares listed on other exchanges and China B-Shares will be obtained through indirect exposure through investment in participation notes.
The Shanghai Hong Kong Stock Connect Scheme is a securities trading and clearing linked program developed by the Stock Exchange of Hong Kong (“SEHK”), Hong Kong Exchanges and Clearing Limited (“HKEx”), SSE, and China Securities Depository and Clearing Corporation Limited (“ChinaClear”) and the Shenzhen Hong Kong Stock Connect Scheme is a securities trading and clearing linked program developed by SEHK, HKEx and the SZSE and ChinaClear. The aim of the Connect Schemes is to achieve mutual stock market access between mainland China and Hong Kong.
Please see “Description of Principal Investment Strategies and Risks – Foreign (Non-U.S.) Securities – Investment in China” and “Description of Principal Investment Strategies and Risks – Foreign (Non-U.S.) Securities – Investment via Stock Connect” in the SAI for a more detailed description of the risks associated with investment in China A-Shares or China B-Shares.
Derivatives. A Fund may, and Global Credit Income Opportunities Fund may to a significant extent, use a variety of over-the-counter and exchange-traded derivative instruments for hedging or risk management purposes, or for speculative purposes – as substitutes for investments in securities in which a Fund can invest – as part of its investment strategies to increase return. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt instruments, interest rates, currencies or currency exchange rates, commodities, and related indexes. Although each Fund reserves the flexibility to use various derivative instruments as Barings deems advisable, it anticipates that its derivative instrument investments will consist primarily of total return swaps, options, index swaps or swaps on components of an index, interest rate swaps, credit default swaps and foreign currency forward contracts and futures. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investment directly in securities and other more traditional investments. See “Description of Principal Risks – Derivatives Risk.” Certain types of derivative instruments are described elsewhere in this section, including those described under “– Certain Interest Rate Transactions,” “– Structured Products,” “– Credit Default Swaps” and “– Total Return Swaps.” Please see “Description of Principal Investment Strategies and Risks – Derivative Instruments” in the SAI for additional information about these and other derivative instruments that a Fund may use and the risks associated with such instruments. There is no assurance that these derivative strategies will be available at any time or that Barings will determine to use them for a Fund or, if used, that the strategies will be successful. In addition, a Fund may be subject to certain restrictions on its use of derivative strategies imposed by the terms of the Fund’s expected credit facility.
Credit Default Swaps. A Fund may enter into credit default swap contracts to obtain exposure to particular issuers. For hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, a Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract.
Total Return Swaps. A Fund may enter into total return swaps to add leverage to the portfolio and to transfer risk. Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying assets, which may include securities, baskets of securities, or securities indices during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from other underlying assets.

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DESCRIPTION OF PRINCIPAL INVESTMENTS

Certain Interest Rate Transactions. A Fund may enter into interest rate swap or cap transactions in order to change the interest rate exposure inherent in a Fund’s underlying investments and capital structure. Interest rate swaps involve a Fund’s agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment. The payment obligation would be based on the notional amount of the swap. A Fund may use an interest rate cap, which would require the Fund to pay a premium to the cap counterparty and would entitle the Fund, to the extent that a specified variable rate index exceeds a predetermined fixed rate, to receive from the counterparty payment of the difference based on the notional amount. A Fund may use interest rate swaps or caps with the intent to reduce or eliminate the risk that an increase in short-term interest rates could pose for the performance of the shares as a result of leverage, and also may use these instruments for other hedging or investment purposes.
Bank Obligations. A Fund may invest in certain bank obligations, consisting of certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.
Commercial Paper. A Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued by corporations such as banks or bank holding companies and finance companies. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.
Repurchase Agreements. A Fund may enter into repurchase agreements, in which a Fund purchases a security from a bank or broker-dealer and the bank or broker-dealer agrees to repurchase the security at the Fund’s cost plus interest within a specified time. In essence, such transactions function as a loan between a Fund and the counterparty, with the transferred security acting as collateral for the loan. If the party agreeing to repurchase should default, a Fund will seek to sell the securities which it holds. This could involve transaction costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.
Distressed Securities. A Fund may invest in issuers that are in default at the time of purchase. Distressed securities are issued by issuers that are in default at the time of purchase and that may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. Distressed securities frequently do not produce income while they are outstanding, and a Fund may be required to incur certain extraordinary expenses in order to protect and recover its investment.
Common Stocks. A Fund may invest in equity securities incident to the purchase or ownership of a loan or debt instrument only for the preservation of capital. A Fund may hold or have exposure to common stocks of issuers of any size (in terms of market capitalization or otherwise) and in any industry or sector. Because a Fund may have exposure to common stocks, historical trends would indicate that the Fund’s portfolio and investment returns will be subject at times, and over time, to higher levels of volatility and market and issuer-specific risk than if it invested exclusively in debt securities, although under certain conditions debt securities may have comparable or greater price volatility.
Warrants and Rights. Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.
Borrowing and Leverage.  A Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges or to purchase loans, bonds and structured products prior to settlement of

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pending sale transactions. Any such borrowings, as well as transactions such as when-issued, delayed-delivery, forward commitment purchases and loans of portfolio securities, can result in leverage. The Funds’ investments in derivatives may also involve leverage. The use of leverage involves special risks, and makes the net asset value of the Funds and the yield to shareholders more volatile.
Other Investment Companies. A Fund may invest in securities of other open- or closed-end investment companies to the extent that such investments are consistent with the Fund’s investment objectives and policies. A Fund may invest in other investment companies either during periods when it has large amounts of uninvested cash, during periods when there is a shortage of attractive income-producing securities available in the market, or when Barings believes share prices of other investment companies offer attractive values. A Fund may invest in investment companies that are advised by Barings or its affiliates. As a stockholder in an investment company, a Fund will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent a Fund invests in other investment companies. Barings will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available investments in loans, high-yield bonds and other securities. In addition, the securities of other investment companies may be leveraged and will therefore be subject to the same leverage risks as the risks described in the section entitled “Non-Principal Investment Strategies and Risks – Leverage Risk.” For example, the net asset value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares.
See “Description of Principal Investment Strategies and Risks” and “Description of Non-Principal Investment Strategies and Risks” in the SAI for additional information regarding the investments of the Funds and their related risks.

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DESCRIPTION OF PRINCIPAL RISKS

The following supplements the information regarding each Fund’s investment objective and principal risks. This summary describes the nature of the principal risks, but is not intended to include every potential risk. Unless otherwise specified, each risk summarized below applies to each Fund. The Funds could be subject to additional risks because the types of investments they make may change over time. Please see “Non-Principal Investment Strategies and Risks” below for additional risks associated with the Funds’ investment practices. The SAI includes more information about the Funds and their investments. Each Fund is not intended to be a complete investment program.
Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Each Fund may invest in bonds and loans of corporate issuers that are, at the time of purchase, rated below investment grade by at least one credit rating agency (below Baa3 by Moody’s, or below BBB- by either S&P or Fitch) or unrated but determined by the Manager or the sub-adviser to be of comparable quality. Each Fund may also invest in other below investment grade debt obligations. Below investment grade debt instruments carry greater credit and liquidity risk than investment grade instruments. These instruments are often also referred to as high yield instruments or “junk bonds”. Below investment grade debt instruments are considered to be predominantly speculative investments. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Below investment grade debt instruments are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the financial markets generally and less secondary market liquidity. The prices of below investment grade debt instruments may be affected by legislative and regulatory developments. Because below investment grade debt instruments are difficult to value and are more likely to be fair valued (see “Net Asset Value”), particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of a Fund. The Manager and the sub-adviser consider both credit risk and market risk in making investment decisions for a Fund.
Below investment grade debt instruments are often issued in connection with a corporate reorganization or restructuring or as part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse developments or business conditions.
The market value of below investment grade debt instruments tends to reflect individual corporate developments to a greater extent than that of higher-rated instruments, which generally react primarily to fluctuations in the general level of interest rates. As a result, when a Fund invests in such high yield instruments, its ability to achieve its investment objective may depend to a greater extent on the judgment of the Manager and the sub-adviser concerning the creditworthiness of issuers than funds that invest in higher-rated instruments. Issuers of below investment grade debt instruments may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher-rated instruments by economic downturns, specific corporate developments or the issuer’s inability to meet specific projected business forecasts. Negative publicity about the high yield markets and investor perceptions regarding lower-rated or unrated instruments, whether or not based on fundamental analysis, may depress the prices for such instruments.
If a default occurs with respect to any below investment grade debt instruments and a Fund sells or otherwise disposes of its exposure to such instruments, it is likely that the proceeds would be less than the unpaid principal and interest. Even if such instruments are held to maturity, recovery by a Fund of its initial investment and any anticipated income or appreciation would be uncertain and may not occur.
The secondary market for below investment grade debt instruments may be concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such instruments is not as liquid as, and is more volatile than, the secondary market for higher-rated instruments. In addition, market trading volume for high yield instruments is generally lower and the secondary market for such instruments could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer.
Borrowing and Leverage. Each Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges or to purchase loans, bonds and structured products prior to settlement of

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pending sale transactions. Any such borrowings, as well as transactions such as when-issued, delayed-delivery, forward commitment purchases and loans of portfolio securities, can result in leverage. The Funds’ investments in derivatives may also involve leverage. The use of leverage involves special risks, and makes the net asset value of the Funds and the yield to shareholders more volatile. There can be no assurance that the Funds’ leveraging strategies would be successful. Leverage creates several major types of risks for shareholders, including: (1) the likelihood of greater volatility of net asset value than a comparable portfolio without leverage; (2) the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid will fluctuate because such costs vary over time; (3) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the net asset value of a Fund shares than if the Fund were not leveraged; and (4) leverage will increase operating expenses, which may reduce total return. In addition, the counterparties to the Funds’ leveraging transactions will have priority of payment over the Funds’ shareholders.
Cash Position Risk. A Fund may hold a significant portion of its assets in cash or cash equivalents at the sole discretion of the Fund’s Manager or sub-adviser, based on such factors as it may consider appropriate under the circumstances. The portion of a Fund’s assets invested in cash and cash equivalents may at times exceed 25% of a Fund’s net assets. To the extent a Fund holds a significant portion of its assets in cash or cash equivalents, its investments returns may be adversely affected and the Fund may not achieve its investment objective.
Certain Affiliations. Certain Financial Intermediaries may be considered to be affiliated persons of a Fund or of Barings due to their possible affiliations with Massachusetts Mutual Life Insurance Company, the ultimate parent company of Barings. Absent an exemption from the SEC or other regulatory relief, each Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit a Fund’s ability to engage in securities transactions and to take advantage of market opportunities.
China A-Shares and B-Shares Risk. Investments in Class A-Shares and Class B-Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to emerging market countries. The China B-Share market is generally smaller, less liquid and has a smaller issuer base than the China A-Share market. The issuers that compose the B-Share market include a broad range of companies, including companies with large, medium and small capitalizations. Further, the B-Shares market may behave very differently from other portions of the Chinese equity markets, and there may be little to no correlation between the performance of the two.
Counterparty Risk. Each Fund may be subject to credit risk with respect to the counterparties to the derivative contracts which are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, a Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. A Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to a Fund. In addition, in the event of a bankruptcy of a clearing house, a Fund could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions.
Credit Risk. Credit risk is the risk that one or more debt obligations in a Fund’s portfolio will decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and

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DESCRIPTION OF PRINCIPAL RISKS

interest payments of rated instruments. They do not, however, evaluate the market value risk of below investment grade debt instruments and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the instruments. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in below investment grade and comparable unrated obligations will be more dependent on the Manager’s and the sub-adviser’s credit analysis than would be the case with investments in investment grade instruments. The Manager and the sub-adviser employ their own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, sensitivity to economic conditions, operating history and current earnings trends.
Derivatives Risk. Each Fund may, and Global Credit Income Opportunities Fund may to a significant extent, use a variety of over-the-counter and exchange-traded derivative instruments for hedging or risk management purposes, or for speculative purposes – as substitutes for investments in securities in which a Fund can invest – as part of its investment strategies to increase the return of a Fund. Such derivatives may consist of options on futures contracts, indexes or components of an index, interest rate or other futures contracts and swap agreements (consisting of total return swaps, credit default swaps, index swaps or swaps on components of an index and foreign currency forward contracts and futures), as well as through investments in structured products or credit-linked notes. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as liquidity risk, interest rate risk, credit risk, regulatory risk, management risk and volatility risk. In addition, there is the risk that potential losses could partially or completely offset gains. Over-the-counter derivatives are highly susceptible to liquidity risk and counterparty risk. Derivatives, in particular over-the-counter derivatives, also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.
Distressed Securities Risk. A Fund may invest in issuers that are in default at the time of purchase. Issuers in which a Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. Distressed securities frequently do not produce income while they are outstanding. A Fund may be required to incur certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent a Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. A Fund also may be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by a Fund, there can be no assurance that the securities or other assets a Fund receives in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities a Fund receives upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of a Fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed securities, the Fund may be restricted from disposing of such securities.
Duration Risk.  Each Fund may invest in investments of any duration or maturity. Although stated in years, duration is not simply a measure of time. Duration measures the time-weighted expected cash flows of a security, which can determine the security’s sensitivity to changes in the general level of interest rates (or yields). By way of example, a fund with a duration of 5 would be expected to experience a 5% decline in value if interest rates were to rise one percentage point. Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen a Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.

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DESCRIPTION OF PRINCIPAL RISKS

Emerging Market Risk. Investing in emerging market securities poses risks different from, and/or greater than, risks of investing in domestic securities or in the securities of foreign, developed countries. These risks may include, for example, smaller market-capitalization of securities markets; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. Future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in those currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Although many of the emerging market securities in which a Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets.
Additional risks of emerging market securities may include greater social, economic, and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; greater custody and operational risks; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, regulatory, and accounting systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending settlement, or be delayed in disposing of a portfolio security. It may be more difficult to obtain and/or enforce a judgment in a court outside the U.S. and a judgment against a foreign government may be unenforceable.
Equity Investments Risk. The prices of equity securities rise and fall frequently. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time. Common stock is subordinate to any preferred stock and debt securities of the same issuer with respect to the payment of dividends and in liquidation or bankruptcy. The market prices of warrants and rights to purchase common stock are usually significantly less than the price of the underlying stock. As a result, the prices of warrants and rights are often more volatile than the price of the underlying stock. Limited partnership interests involve risks that differ from an investment in common stock. Holders of limited partnership interests have more limited control and limited rights to vote on matters affecting the partnership.
Exchange-Traded Funds Risk. ETFs are investment companies whose shares trade like a stock throughout the day. Certain ETFs use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Other ETFs are actively managed (i.e., they do not seek to replicate the performance of a particular index). The value of an ETF’s shares will change based on changes in the values of the investments it holds. The value of an ETF’s shares will also likely be affected by factors affecting trading in the market for those shares, such as illiquidity, exchange or market rules, and overall market volatility. The market price for ETF shares may be higher or lower than the ETF’s NAV. The timing and magnitude of cash flows in and out of an ETF could create cash balances that act as a drag on the ETF’s performance. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. Substantial market or other disruptions affecting ETFs could adversely affect the liquidity and value of the shares of the Fund to the extent it invests in ETFs. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.
Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

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Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and a Fund’s performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.
Foreign (Non-U.S.) Currency Risk.  Although each Fund reports its net asset value and pays dividends in U.S. dollars, foreign securities often are purchased with, and make dividend or interest payments in, foreign currencies. Therefore, when a Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although the Manager and the sub-adviser generally intend to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by a Fund.
Foreign (Non-U.S.) Investment Risk. Each Fund’s investments in foreign issuers, in issuers with significant foreign exposure, and in securities denominated in foreign currencies involve special risks. These risks include imposition of additional taxes; trading, settlement, custodial and other operational risks; risks relating to market, economic, industry, political, regulatory, geopolitical and other conditions; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market and can react differently to market, economic, industry, political, regulatory, geopolitical and other conditions than the U.S. market. Foreign investments involve special risks, including:
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Political and economic developments: Political, social, and economic developments, U.S. and foreign government action, such as the imposition of currency or capital blockages, controls or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire foreign investment.

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Unreliable or untimely information: There may be less information publicly available about a foreign issuer than about most U.S. issuers, and foreign issuers are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the U.S.

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Limited legal recourse: Legal remedies for investors in foreign companies may be more limited, slower and more costly than the remedies available to U.S. investors.

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Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

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Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means that the Manager or the sub-adviser may at times be unable to sell these foreign investments at desirable prices. For the same reason, it may at times be difficult to value the Funds’ foreign investments.

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Foreign taxes: Each Fund’s income from or the proceeds of dispositions of its foreign investments may be subject to withholding or other taxes. Each Fund may otherwise be subject to foreign taxation on repatriation proceeds generated from those investments or to other transaction-based foreign taxes on those investments.

Growth Stocks Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is

Barings Funds Trust Prospectus
DESCRIPTION OF PRINCIPAL RISKS

out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Inflation Risk. Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as inflation decreases the value of money.
Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. Interest rate risk is the risk that the debt obligations in a Fund’s portfolio will decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing a Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact a Fund’s performance and net asset value. In typical market interest rate environments, the prices of long-term debt obligations generally fluctuate more than prices of short-term debt obligations as interest rates change. A Fund’s use of leverage, as described below, will tend to increase share interest rate risk. Interest rate risk generally is lower for floating rate instruments than for fixed rate debt obligations. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, a Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.
Issuer Risk. The value of securities may decline for a number of reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Large Shareholder Risk. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another Barings Fund) or a group of shareholders with a common investment strategy, the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.
Leveraging Risk. Instruments and transactions, including derivatives transactions, that create leverage may cause the value of an investment in a Fund to be more volatile and all other risks will tend to be compounded.
Liquidity Risk. Each Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which a Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Also, a Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and a Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. It may be more difficult for a Fund to value illiquid securities.
In addition, derivatives instruments may not be liquid in all circumstances, so that in volatile markets a Fund may not be able to close out a position without incurring a loss. Although both over-the-counter and exchange-traded derivatives markets may experience the lack of liquidity, over-the-counter non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, speculative position limits, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. The absence of liquidity may also make it more difficult for a Fund to ascertain a market value for such instruments. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge its portfolio.
In October 2016, the SEC adopted a liquidity risk management rule that will require each Fund to establish a liquidity risk management program by December 1, 2018. The impact the rule will have on a Fund, and on the open-end fund industry in general, is not yet fully known, but the rule could impact the Fund's performance and its ability to achieve its investment objective(s).
Loan Risk. The loans in which a Fund invests are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed rate debt obligations. However, from the perspective of the borrower, an increase in

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DESCRIPTION OF PRINCIPAL RISKS

interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans and the private syndication thereof, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and a Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for a Fund to obtain precise valuations of the high yield loans in its portfolio.
Loans to companies operating in workout modes or under statutory bankruptcy protection are, in certain circumstances, subject to certain potential liabilities which may exceed the amount of the loan. For example, under certain circumstances, lenders who have inappropriately exercised control of the management and policies of a debtor may have their claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions.
Loans may be deemed to have substantial vulnerability to default in payment of interest and/or principal. Certain of the loans that a Fund may invest in have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than better quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.
As a result of a Fund’s investment in below investment grade investments and as a consequence of credit problems with such investment and the possibility that a Fund may participate in restructuring activities, it is possible that a Fund may become involved in litigation. Litigation entails expense and the possibility of counterclaim against a Fund and ultimately judgments may be rendered against the Fund for which the Fund may not carry insurance.
A Fund may invest directly or indirectly in loans by purchasing participations or sub-participations from certain financial institutions which will represent the right to receive a portion of the principal of, and all of the interest relating to such portion of, the applicable loan. In purchasing participations, a Fund will usually have a contractual relationship only with the selling institution, and not the borrower. When investing in participations, a Fund generally will have no right directly to enforce compliance by the borrower with the terms of the loan agreement, no rights of set-off against the borrower and no right to object to certain changes to the loan agreement agreed to by the selling institution. In addition, a Fund may not directly benefit from the collateral supporting the related loan, may be subject to any rights of set-off the borrower has against the selling institution and will generally be subject to the credit risk of the selling institution.
In the event of the insolvency of the selling institution, under the laws of the relevant jurisdictions, a Fund may be treated as a general creditor of such selling institution and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, the loan. Consequently, a Fund will be subject to the credit risk of the selling institution as well as that of the borrower. The Manager’s and the sub-adviser’s credit analyses focus on the underlying obligor of a loan. Accordingly, the independent credit analysis performed on a selling institution generally will not be as extensive as the independent credit analysis performed on the underlying obligor.
If a Fund invests in loans in which it has a direct contractual relationship with the borrower, there are additional risks involved. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. As a result, a Fund may be exposed to losses resulting from default and foreclosure. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying assets will further reduce the proceeds and thus increase the loss. There is no assurance that a Fund will correctly evaluate the value of the assets collateralizing the loan. In the event of a reorganization or liquidation proceeding relating to the borrower, a Fund may lose all or part of the amounts advanced to the borrower. There is no guarantee that the protection of a Fund’s interests will be adequate, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, there is no assurance that claims may not be asserted that might interfere with enforcement of a Fund’s rights.
Loan obligations are subject to unique risks, including the possible invalidation of an investment as a fraudulent conveyance under relevant creditors’ rights laws. Further, when exposure to loans is gained by purchase of

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DESCRIPTION OF PRINCIPAL RISKS

participations there is the additional credit and bankruptcy risk of the direct participant and its failure for whatever reason to account to a Fund for monies received in respect of loans directly held by it. In analyzing each loan, assignment or participation, the Manager or the sub-adviser compares the relative significance of the risks against the expected benefits of the investment.
Floating rate loans provide for a periodic adjustment in the interest rate paid on the obligations. The interest rate on a floating rate loan resets periodically, typically every 30, 60 or 90 days. While, because of the interest rate reset feature, floating rate loans provide a Fund with a certain degree of protection against rising interest rates, the value of a Fund’s floating rate loans may decline as interest rates rise because a Fund will continue to earn interest at the previously-established rate until the interest rate for each loan resets. The risks associated with floating rate loans may also be present with respect to fixed-to-floating-rate securities in which a Fund may invest. A secondary risk associated with declining interest rates is the risk that income earned by a Fund on floating rate and fixed-to-floating-rate securities will decline due to lower coupon payments on floating rate securities.
Management Risk. Each Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser apply investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.
Market Risk. The value of a Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. Such conditions may also adversely affect the liquidity of a Fund's securities. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Non-Diversification Risk.  Global Emerging Markets Equity Fund is a “non-diversified” investment company and therefore may invest a greater percentage of its assets in the securities of fewer issuers than funds that are “diversified.” Accordingly, the Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be. The Fund intends to satisfy the asset diversification requirements to qualify as a regulated investment company under the Code.
Potential Conflicts of Interest Risk. The Manager, the sub-adviser and their affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. The Manager, the sub-adviser and their affiliates may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. The Manager, the sub-adviser and their affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither the Manager, the sub-adviser or their affiliates are under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, the Manager, the sub-adviser and their affiliates may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of other accounts managed by the Manager, the sub-adviser and their affiliates, and it is possible that a Fund could sustain losses during periods in which one or more of the proprietary or other accounts managed by the Manager, the sub-adviser or its affiliates achieve profits. The Manager and the sub-adviser have informed the Funds’ Board of Trustees that the investment professionals associated with the Manager and the sub-adviser are actively involved in other investment activities not concerning the Funds and will not be able to devote all of their time to the Funds’ business and affairs. The Manager, the sub-adviser and their affiliates have adopted policies and procedures designed to address potential conflicts of interests and to allocate investments among the accounts managed by the Manager, the sub-adviser and their affiliates in a fair and equitable manner.
Portfolio Turnover Risk. The techniques and strategies contemplated by each Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and can generate short-term capital gains taxable to shareholders as ordinary income when distributed to them.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with

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mortgage-backed and other asset-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, a Fund may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.
Reinvestment Risk. Income from a Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Funds’ overall return.
Russian Securities Risk. In response to political and military actions undertaken by Russia, the United States and the European Union instituted numerous sanctions against certain Russian officials and Bank Rossiya. These sanctions, and any additional sanctions or other intergovernmental actions that may be undertaken against Russia in the future, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of securities offered by Russian issuers. These sanctions and any other intergovernmental actions could result in the immediate freeze of Russian securities, including securities in the form of depositary receipts, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Retaliatory action by the Russian government could involve the seizure of U.S. and/or European residents’ assets and any such actions are likely to impair the value and liquidity of such assets. Any or all of these potential results could push Russia’s economy into a recession. These sanctions and any other intergovernmental actions, and the continued disruption of the Russian economy, could have a negative effect on the performance of funds that have significant exposure to Russia, including the Fund.
Stock Connect Risk. The Fund may invest directly in China A-Shares through Stock Connect, which is subject to sudden changes in quota limitations, application of trading suspensions, differences in trading days between the People's Republic of China and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.
Structured Products Risk. Each Fund may invest in collateralized bond and loan obligations. Holders of these structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Funds may have the right to receive payments only from the structured product, and generally do not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Funds.
Certain structured products may be thinly traded or have a limited trading market. CLOs are typically privately offered and sold. As a result, investments in CLOs may be characterized by the Funds as illiquid securities. In addition to the general risks associated with debt securities discussed herein, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Investments in structured products involve risks, including credit risk and market risk. Where the Funds’ investments in structured products are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured product to be reduced to zero, and any

Barings Funds Trust Prospectus
DESCRIPTION OF PRINCIPAL RISKS

further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured products may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.
Volatility Risk. A Fund could suffer losses related to its derivative positions as a result of unanticipated market movements, which losses may be potentially unlimited.

Barings Funds Trust Prospectus
NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in “Description of Principal Investments,” a Fund may utilize from time to time one or more of the non-principal investment practices described below to assist it in reaching its investment objective. In addition to the principal risks discussed in “Description of Principal Risks,” the Funds’ investments involve additional non-principal risks which are summarized below. The SAI also contains more detailed or additional information about certain of these practices, risks and/or the limitations adopted by the Funds to help manage such risks. Not all Funds may engage in the practices described below.
Temporary Defensive Positions. When adverse market or economic conditions occur, a Fund may temporarily invest all or a portion of its total assets in high quality money market instruments, cash and cash equivalents and other defensive instruments. The Manager or the sub-adviser may make these investments or increase its investment in these securities when it is unable to find enough attractive long-term investments, to reduce exposure to a Fund’s primary investments when the Manager or the sub-adviser believes it is advisable to do so, or to meet anticipated levels of redemption. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Temporary defensive investments may limit the Funds’ ability to meet their respective investment objective.
Defensive Investment Strategy Risk. Each Fund may depart from its principal investment strategies by temporarily investing for defensive purposes in high quality money market instruments, cash and cash equivalents and other defensive instruments when adverse market, economic or political conditions exist. To the extent that a Fund invests defensively, it may not be able to pursue its investment objective. A Fund’s defensive investment position may not be effective in protecting its value.
Focused Investment Risk. Each Fund’s investments in loans arranged through private negotiations between a borrower and several financial institutions may expose a Fund to risks associated with the financial services industry. Financial services companies are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees.
Limited Information Risk. The types of loans in which each Fund invests may not have been rated by a rating agency, have not been registered with the SEC or any state securities commission, and have not been listed on any national securities exchange. Although each Fund generally has access to financial and other information made available to the lenders in connection with loans, the amount of public information available with respect to the loans will generally be less extensive than that available for rated, registered or exchange listed securities. As a result, the performance of each Fund and its ability to meet its investment objective is more dependent on the analytical ability of the Manager or the sub-adviser than would be the case for an investment company that invests primarily in rated, registered or exchange-listed securities.
Market Disruption Risk. In the past decade financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a Fund invests.
Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region

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NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

could have profound impacts on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.
Regulatory Risk. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
The derivatives markets have recently become subject to comprehensive statutes, regulations and margin requirements. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) requires certain transactions in over-the-counter (“OTC”) derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased counterparty concentration risk, margin requirements and costs for a Fund. Additionally, the Commodity Futures Trading Commission (the “CFTC”), U.S. prudential regulators and other regulators around the globe have recently implemented or are in the process of implementing new margin rules for OTC derivatives, which will result in increased margin requirements and costs for a fund that trades in non-centrally cleared derivative products subject to these margining regimes.
The Manager has claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the U.S. Commodity Exchange Act (the “CEA”) pursuant to Rule 4.5 under the CEA promulgated by the CFTC with respect to each Fund that is authorized to trade in derivatives subject to the jurisdiction of the CFTC. Even though the Manager is currently registered as a CPO with the CFTC, the Manager does not act in a registered capacity as a CPO with respect to each Fund. In the event that a Fund’s investments in derivative instruments regulated under the CEA, including futures, swaps and options, exceed the thresholds set forth in Rule 4.5, the Manager may be required to register as a CPO with the CFTC as it relates to a Fund. In the event the Manager is required to register with the CFTC with respect to a Fund, it will become subject to additional recordkeeping, disclosure and reporting requirements, which may increase the Fund's expenses. Additionally, even though the Manager is also currently registered as a “commodity trading advisor” (“CTA”) with the CFTC, the Manager does not act in a registered capacity as a CTA with respect to each Fund.
The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts; those position limits may in the future also apply to certain other derivatives positions a Fund may wish to take. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by Barings and its affiliates may in the future be aggregated for this purpose. Therefore, it is possible that in the future the trading decisions of Barings may have to be modified and that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits.
The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of a Fund.
Operational and Technology Risk. Each Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.
For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Fund, the Fund’s service providers, counterparties, or other market participants or data within them (a “cyber-attack”). Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Fund’s operations.

Barings Funds Trust Prospectus
NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Cyber-attacks, disruptions, or failures that affect a Fund’s service providers or counterparties may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. For example, the Fund’s or its service providers’ assets or sensitive or confidential information may be lost, misused, destroyed, stolen, rendered unavailable or misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, cause delays or mistakes in materials provided to shareholders, impact the ability to calculate the Fund’s NAV, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Fund to regulatory fines, violations of law, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance, legal, and operational costs. While each Fund and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future.
The trend toward broad consumer and general public notification of systems failures and cyber-attacks could exacerbate the harm to a Fund and its shareholders or its business, financial condition and performance or results of operations. Even if the Fund and its service providers successfully protected their systems from failures or cyber-attacks, they may incur significant expenses in connection with their responses to any such events, as well as the need for adoption, implementation and maintenance of appropriate security measures. They could also suffer harm to their businesses and reputations if attempted or actual cyber-attacks are publicized. The Fund and its service providers cannot be certain that evolving threats from cyber-criminals and other cyber-threat actors, exploitation of new vulnerabilities in their systems, or other developments, or data thefts, system break-ins or inappropriate access will not compromise or breach the technology or other security measures protecting their systems.
Systems failures and cyber-attacks may be difficult to detect, may go undetected for long periods or may never be detected. The impact of such events may be compounded over time. Although a Fund and its service providers evaluate the materiality of systems failures and cyber-attacks that they detect, they may conclude that some such events are not material and may choose not to address them. Such conclusions may not prove to be correct.
Systems failures and cyber-attacks may necessitate significant investment to repair or replace. In addition, a Fund and its service providers may incur substantial costs for systems failure risk management and cyber-attack risk management in order to attempt to prevent any such events or incidents in the future.
Insurance and other traditional risk-shifting tools may be held by or available to a Fund or its service providers in order to manage or mitigate the risks associated with systems failures and cyber-attacks, but they are subject to terms and limitations such as deductibles, coinsurance, limits and policy exclusions, as well as risk of counterparty denial of coverage, default or insolvency. In addition, contractual remedies may not be available with respect to service providers or may prove inadequate if available (e.g., because of limits on the liability of the service providers) to protect the Fund against all losses.
Similar types of operational and technology risks are also present for issuers of each Fund’s investments, which could have material adverse consequences for such issuers, and may cause the Fund’s investments to lose value. In addition, cyber-attacks involving a Fund counterparty could affect such counterparty’s ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Fund cannot directly control any cybersecurity plans and systems put in place by its service providers, Fund counterparties, issuers in which the Fund invests, or securities markets and exchanges.
Substantial Redemption Risk. If substantial numbers of shares in a Fund were to be redeemed at the same time or at approximately the same time, the Fund might be required to liquidate a significant portion of its investment portfolio quickly to meet the redemptions. A Fund might be forced to sell portfolio securities at prices or at times when it would otherwise not have sold them, resulting in a reduction in a Fund’s net asset value per share. In addition, a substantial reduction in the size of a Fund may make it difficult for the Manager or sub-adviser to execute its investment program successfully for a Fund for a period following the redemptions.

Barings Funds Trust Prospectus
NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Valuation Risk. Each Fund may invest some of its assets in illiquid and/or unquoted securities or instruments. Such investments or instruments are valued in accordance with procedures adopted by the Funds’ Board of Trustees, as described in the section “Net Asset Value” in this Prospectus. Such investments are inherently difficult to value and are the subject of substantial uncertainty. As a result, the daily performance of a Fund may vary. There is no assurance that the estimates resulting from the valuation process will reflect the actual sales or “close-out” prices of such securities.

Barings Funds Trust Prospectus
MANAGEMENT OF THE FUNDS

Primary Service Providers
Each Fund enters into contractual arrangements (“Contracts”) with various parties, including, among others, the Manager, the Sub-Adviser, the Fund’s transfer agent, the Fund’s administrator and the Fund’s custodian. They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Funds, and are paid for providing these services. Some of these service relationships are described below.
Each Fund’s Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Contracts. Further, this Prospectus, the SAI and any Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between a Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
Trustees and Officers
The Board of Trustees is responsible for the management of the Funds, including supervision of the duties performed by the Manager. There are currently six trustees of the Funds (the trustees on the Board of Trustees are herein referred to as the “Trustees”), one of whom is currently treated by the Funds as an “interested person” (as defined in the 1940 Act). The names and business addresses of the Trustees and officers of the Funds and their principal occupations and other affiliations during the past five years are set forth under “Management” in the SAI.
Manager
The Manager serves as the investment adviser for the Funds. Subject to the supervision of the Board of Trustees, the Manager is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.
The Manager is an indirect, wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), with a principal office located at 300 South Tryon Street, Suite 2500, Charlotte, NC 28202. The origin of the Manager follows the paths of several early pioneers in investments and financing – Babson Capital Management LLC (“Babson”), Baring Asset Management Limited (“BAML”), Cornerstone Real Estate Advisers LLC (“CREA”) and Wood Creek Capital Management, LLC (“Wood Creek”). Babson, through its predecessor, David L. Babson & Company, Inc., was founded in 1940. Babson was acquired by MassMutual in 1995 and on January 1, 2000, the Investment Management Division (“IMD”) of MassMutual was consolidated into Babson. On the other side of the Atlantic, BAML traces its roots to 1762 when the Baring brothers founded a merchant and banking firm in London. The firm was one of the first U.K. firms to form an investment department in 1955. Throughout the 1970s and 1980s, the firm continued to expand its asset management business internationally and, in 1989, combined its asset management activities within BAML, headquartered in London. BAML was acquired by MassMutual in 2004. In July 2016, BAML became an indirect, wholly-owned subsidiary of Babson, which changed its name to Barings LLC on September 12, 2016. Adding to the rich history of pioneering investment advice, CREA began advising on real estate debt transactions nearly 30 years ago for MassMutual as part of the IMD. In 1994, CREA was established to provide real estate equity management to MassMutual and eventually third parties. In 2010, CREA combined with Babson’s real estate debt group to form a comprehensive real estate adviser. CREA changed its name to Barings Real Estate Advisers LLC on September 12, 2016 and merged with and into the Manager on December 30, 2016. Similarly, Wood Creek was established as an alternative assets investment manager in 2005 as part of a joint venture with the MassMutual Financial Group. Wood Creek became a wholly-owned subsidiary of Barings in 2011. On September 16, 2016, Wood Creek merged with and into the Manager.
The Manager is a global investment management organization with investment operations in the U.S., the United Kingdom, Australia, and Asia with, together with its subsidiaries, over 1,800 associates, including over 600 investment professionals, as of June 30, 2018. The Manager provides investment advice to individual and institutional investors and had, together with its subsidiaries, assets under management as of June 30, 2018 of more than $306 billion.

Barings Funds Trust Prospectus
MANAGEMENT OF THE FUNDS

The Manager has retained its subsidiary, Baring International Investment Limited (“BIIL”), as a sub-adviser to manage European investments for Global Floating Rate Fund, Global Credit Income Opportunities Fund, Global High Yield Fund and Emerging Markets Debt Blended Total Return Fund and provide day-to-day management of Global Emerging Markets Equity Fund. See “– Sub-Adviser” below.
Sub-Adviser
BIIL serves as sub-adviser responsible for the day-to-day management of Global Emerging Markets Equity Fund and for managing the European investments for Global Floating Rate Fund, Global Credit Income Opportunities Fund, Global High Yield Fund and Emerging Markets Debt Blended Total Return Fund. Subject to the supervision of the Board of Trustees and the Manager, BIIL manages the investment and reinvestment of Global Emerging Markets Equity Fund's assets and a portion of the assets of Global Floating Rate Fund, Global Credit Income Opportunities Fund, Global High Yield Fund and Emerging Markets Debt Blended Total Return Fund, as may be allocated from time to time to BIIL by a global allocation investment committee composed of representatives of the Manager and BIIL.
BIIL is an investment adviser registered with the SEC in the U.S. and the Financial Conduct Authority in the United Kingdom with its principal office located at 20 Old Bailey, London, United Kingdom EC4M 7BF. BIIL is a wholly-owned subsidiary of Baring Asset Management Limited, which in turn is an indirect, wholly-owned subsidiary of the Manager. As of June 30, 2018, BIIL had approximately $5 billion in assets under management.
Investment Management Agreement and Sub-Advisory Agreement
Pursuant to an investment management agreement between the Manager and the Funds (the “Investment Management Agreement”), the Funds have agreed to pay the Manager an annual management fee, payable on a monthly basis, at the annual percentages of average daily net assets as set forth below for the services and facilities the Manager provides.
Global Floating Rate Fund	0.65% of average daily net assets;
Global Credit Income Opportunities Fund	0.75% of average daily net assets;
Global High Yield Fund	0.60% of average daily net assets;
U.S. High Yield Fund	0.55% of average daily net assets;
Active Short Duration Bond Fund	0.35% of average daily net assets;
Total Return Bond Fund	0.40% of average daily net assets;
Emerging Markets Debt Blended Total Return Fund	0.75% of average daily net assets; and
Global Emerging Markets Equity Fund	0.90% of average daily net assets.
During the fiscal year ended June 30, 2018, the Funds paid management fees to the Manager as a percentage of the Fund’s average daily net assets at the effective rates shown below. As of the date of this Prospectus, Global Emerging Markets Equity Fund has not yet operated for a full fiscal year, so no actual management fee rate is shown.
Global Floating Rate Fund	0.34%
Global Credit Income Opportunities Fund	0.56%
Global High Yield Fund	0.00%
U.S. High Yield Fund	0.01%
Active Short Duration Bond Fund	0.05%
Total Return Bond Fund	0.00%
Emerging Markets Debt Blended Total Return Fund	0.00%
Global Emerging Markets Equity Fund	0.00%
Pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BIIL, BIIL manages the investment and reinvestment of Global Emerging Markets Equity Fund's assets and a portion of the assets of Global Floating Rate Fund, Global Credit Income Opportunities Fund, Global High Yield Fund and Emerging Markets Debt

Barings Funds Trust Prospectus
MANAGEMENT OF THE FUNDS

Blended Total Return Fund, as may be allocated from time to time to BIIL. The Manager (and not the Funds) pays a portion of the management fees it receives from each such Fund to BIIL for its services under the Sub-Advisory Agreement.
In addition to the fee of the Manager, each Fund pays all of its own expenses, including, among others, legal fees and expenses of counsel to the Fund and to the Fund’s independent trustees; insurance, including trustees and officers insurance and errors and omissions insurance; auditing and accounting expenses, including sub-accounting services provided by certain Financial Intermediaries; taxes and governmental fees; listing fees; dues and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund’s custodians, administrators, transfer agents, including sub-transfer agent services provided by certain Financial Intermediaries, registrars and other service providers; expenses for portfolio pricing services by a pricing agent, if any; other expenses in connection with the issuance, offering and underwriting of shares or debt instruments issued by the Fund or with the securing of any credit facility or other loans for the Fund; expenses relating to investor and public relations and secondary market services; expenses of registering or qualifying securities of the Fund for public sale; brokerage commissions and other costs of acquiring or disposing of any portfolio holding of the Fund; expenses of preparation and distribution of reports, notices and dividends to shareholders; expenses of the dividend reinvestment plan (except for brokerage expenses paid by participants in such plan); compensation and expenses of trustees; costs of stationery; any litigation expenses; and costs of shareholder, Board of Trustees and other meetings.
The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of each Fund will not exceed the annual rates set forth below (as a percentage of average daily net assets allocated to each such class):
FUND	CLASS A	CLASS C	CLASS I	CLASS Y
Global Floating Rate Fund 1	0.75%	0.75%	0.75%	0.75%
Global Credit Income Opportunities Fund 1	0.95%	0.95%	0.95%	0.95%
Global High Yield Fund 1	0.80%	0.80%	0.80%	0.80%
U.S. High Yield Fund 1	0.75%	0.75%	0.75%	0.75%
Active Short Duration Bond Fund 1	0.40%	0.40%	0.40%	0.40%
Total Return Bond Fund 1	0.55%	0.55%	0.55%	0.55%
Emerging Markets Debt Blended Total Return Fund 1	0.95%	0.95%	0.95%	0.95%
Global Emerging Markets Equity Fund 1	1.20%	1.20%	1.20%	1.20%
1.
This agreement will remain in effect at least until November 1, 2019, unless earlier modified or terminated by the Funds’ Board of Trustees.

If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement) in the section entitled “Fees and Expenses of the Fund.” Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.
A discussion regarding the considerations of the Funds’ Board of Trustees for approving each Fund’s Investment Management Agreement and, as applicable, each Fund’s Sub-Advisory Agreement will be available in the Funds’ semi-annual report for the period ended December 31, 2018.

Barings Funds Trust Prospectus
MANAGEMENT OF THE FUNDS

Portfolio Management
The portfolio managers are primarily responsible for making day-to-day investment decisions for each Fund. Each of the persons listed below serves as a portfolio manager to certain Funds as set forth below. More information about each manager’s compensation, other accounts managed by each manager, and each manager’s ownership of securities in the Funds is included in the SAI.
PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Craig Abouchar Portfolio Manager	Since May 18, 2016
Mr. Abouchar is a Managing Director and a member of Barings’ European High Yield Investments Group and the European High Yield Investment Committee. He is a lead portfolio manager for the firm’s European High Yield Bond business and he is responsible for the portfolio management of numerous strategies. Mr. Abouchar has worked in the industry since 1994 and his experience has encompassed a focus on below-investment-grade assets across all investment types and geographic markets. Prior to joining the firm in 2016, he was Co-CEO, Europe of Castle Hill Asset Management. Prior to Castle Hill, he was a portfolio manager at Ignis Investment Management. Mr. Abouchar was also previously the chairman of the board of directors for the European High Yield Association. He shares principal responsibility for the day-to-day management of the Barings Global High Yield Fund.

Ricardo Adrogué Portfolio Manager	Since October 21, 2015
Dr. Adrogué is a Managing Director and Head of Barings’ Emerging Markets Debt Group. He is the lead portfolio manager for the Emerging Markets Local Debt strategy and co-portfolio manager for the Emerging Markets Sovereign Hard Currency Debt strategy and Blended Total Return Debt strategy. Dr. Adrogué has worked in the industry since 1992 and his experience has encompassed portfolio management, economic strategy and academia. Prior to joining the firm in 2013, he was at Cabezon Investment Group, LLC as well as at Wellington Management Company where he built a successful track record for the Emerging Markets Local Debt program and managed over $11 billion. Before Wellington, he worked at the International Monetary Fund conducting inflation modeling work for central banks and was country desk for Brazil, Costa Rica, and Trinidad and Tobago. He also worked with Salomon Smith Barney/Citigroup as a vice president of markets and economic analysis, a senior economist and strategist for Panama and Peru, and as an adjunct professor of Latin American Economics at New York University. He shares principal responsibility for the day-to-day management of the Barings Emerging Markets Debt Blended Total Return Fund.

Nat Barker Portfolio Manager	Since November 1, 2017
Mr. Barker is a Managing Director, a member of the Barings' Multi Strategy Fixed Income Group and Co-Head of Investment Grade Corporate Credit. Mr. Barker is responsible for the portfolio management of the firm’s multi-asset insurance client mandates as well as the investment grade corporate bond strategies. He has worked in the industry since 1994 and his experience has encompassed investment grade and high yield credit research. Prior to joining the firm in 2007, Mr. Barker was a distressed company consultant with experience representing creditors and debtors in both formal insolvencies and out-of-court restructurings at Kroll Talbot Hughes. Prior to that, he worked in the corporate restructuring groups of KPMG and Arthur Andersen. He shares responsibility for the day-to-day management of the Barings Active Short Duration Bond Fund and Barings Total Return Bond Fund.

Barings Funds Trust Prospectus
MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Stephen Ehrenberg Portfolio Manager	Since November 1, 2017
Mr. Ehrenberg is a Managing Director and portfolio manager for Barings' Multi Strategy Fixed Income Group. Mr. Ehrenberg has worked in the industry since 2002 and his experience has encompassed portfolio management and credit analysis for both investment grade and high yield corporate credit. Prior to joining the firm in 2004, he worked in capital markets at MassMutual as part of the firm’s executive development program. He shares responsibility for the day-to-day management of the Barings Total Return Bond Fund.

Robert Faulkner Portfolio Manager	Since November 1, 2018
Mr. Faulkner is a Managing Director and member of Barings’ European High Yield Investments Group and the European High Yield Investment Committee. He is responsible for the portfolio management of the European CLO platform, along with primarily loan focused funds and separate accounts. He shares responsibility for the day-to-day management of the Barings Global Floating Rate Fund.

Sean Feeley Portfolio Manager	See Description
Mr. Feeley is a Managing Director and portfolio manager for Barings’ U.S. High Yield Investments Group. He is also a member of the firm’s U.S. High Yield Investment Committee and the Global High Yield Allocation Committee. Mr. Feeley is responsible for the portfolio management of various high yield bond total return strategies. He has worked in the industry since 1996 and his experience has encompassed the credit market across a variety of industries. Prior to joining the firm in 2003, he worked at Cigna Investment Management in project finance and at Credit Suisse, where he worked in the leveraged finance group. He shares principal responsibility for the day-to-day management of the Barings Global Floating Rate Fund (since September 16, 2013), Barings Global Credit Income Opportunities Fund (since September 16, 2013), Barings Global High Yield Fund (since October 30, 2015) and Barings U.S. High Yield Fund (since October 30, 2015).

Michael Freno Portfolio Manager	Since September 16, 2013
Mr. Freno is Head of Global Markets for Barings, which encompasses all of the firm’s fixed income, public equity and multi-asset investment teams. He is also the Chairman of the Global High Yield Allocation Committee and a member of the Global Distressed Committee. Mr. Freno has worked in the industry since 1999 and has extensive experience on the buy-side, focusing on both equity and debt investments. Prior to joining the firm in 2005, he was a research analyst for Mangan & McColl Partners, LLC, where he focused on equity and credit analysis for the firm's special situations and distressed investments. Prior to that, he was a Manager at PricewaterhouseCoopers. He shares principal responsibility for the day-to-day management of the Barings Global Credit Income Opportunities Fund.

Barings Funds Trust Prospectus
MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Martin Horne Portfolio Manager	See Description
Mr. Horne is a Managing Director and Head of Barings' Global High Yield Investments Group and European High Yield Investments Group. He is also Chairman of the European High Yield Investment Committee and Vice Chairman of the Global High Yield Allocation Committee. His responsibilities include portfolio management for several of the firm’s loan and multi-strategy portfolios. Mr. Horne has worked in the industry since 1996 and his experience has encompassed the mid cap, structured credit, investment grade and leverage finance markets. Prior to joining the firm in 2002, he was a member of the European Leverage team at Dresdner Kleinwort Wasserstein where he focused on lead arranging and underwriting senior, mezzanine and high yield facilities for financial sponsor driven leverage buyouts throughout Europe. He has also held positions at KPMG Corporate Finance where he advised on complex debt transactions and National Westminster Bank in the corporate banking unit. Mr. Horne also previously served on the board of directors of the Loan Market Association. He shares principal responsibility for the day-to-day management of the Barings Global Floating Rate Fund (since September 16, 2018), Barings Global Credit Income Opportunities Fund (since March 8, 2016) and Barings Global High Yield Fund (since March 8, 2016).

Cem Karacadag Portfolio Manager	Since October 21, 2015
Mr. Karacadag is a Managing Director and member of Barings’ Emerging Markets Debt Group. He is co-manager of the Emerging Markets Sovereign Debt strategy and backup manager for the firm’s Local Debt strategy. Mr. Karacadag has worked in the industry since 1994 and his experience has encompassed sovereign credit analysis, macroeconomic policy research and advice, and emerging markets fixed income strategy. Prior to joining the firm in 2014, he was at OppenheimerFunds, where he worked on sovereign hard currency and local currency investments in Eastern Europe and Asia. Before Oppenheimer, he worked at Credit Suisse covering emerging market sovereigns in Asia and Latin America, and at the International Monetary Fund, where he focused on monetary policy instruments, exchange rate policy and bank restructuring in China, Indonesia and Eastern Europe. He also held positions at Standard & Poor’s and the Federal Reserve Bank of New York He shares principal responsibility for the day-to-day management of the Barings Emerging Markets Debt Blended Total Return Fund.

Natalia Krol Portfolio Manager	Since August 2, 2018
Ms. Krol is a Director and portfolio manager of Barings’ Emerging Markets Blended Total Return strategy. Prior to joining Barings, she was a Credit Analyst at Schroders Investment Management, where she covered natural resources and capital goods sectors across emerging markets, European high yield and investment grade markets, and a European High Yield Research Analyst at Barclays Capital. She shares principal responsibilities for the day-to-day management of the Barings Emerging Markets Debt Blended Total Return Fund.

Barings Funds Trust Prospectus
MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Michael Levy Portfolio Manager	Since September 18, 2018
Mr. Levy is a Managing Director and Co-Head for Emerging and Frontier Equities Team. He oversees the Frontiers, Latam and Emerging Europe functions. Mr. Levy is the lead manager of the Frontiers Markets Fund and is also co-manager on a number of Global Emerging Market mandates including Barings’ flagship Global Emerging Markets Fund. Prior to this, he was investment manager in the EMEA and Global Frontier Markets Equity Team. He joined Barings in July 2012 after 17 years at AllianceBernstein where he held a number of equity portfolio management and research roles. His most recent responsibility before joining Barings was as a portfolio manager for Emerging and International equity portfolios. Mr. Levy began his career in 1992 at Grant Thornton Chartered Accountants as a Partner Trainee. He shares principal responsibility for the day-to-day management of the Barings Global Emerging Markets Equity Fund.

Tom McDonnell Portfolio Manager	See Description
Mr. McDonnell is a Managing Director and member of Barings’ U.S. High Yield Investments Group and the U.S. High Yield Investment Committee. His responsibilities include portfolio management for a number of high yield total return portfolios, including global loan and global multi- strategy portfolios. Mr. McDonnell has worked in the industry since 1996 and his experience has encompassed leveraged loans, distressed credit and management of total return focused strategies. Prior to joining the firm in 2005, he was a Managing Director at Patriarch Partners, LLC, where he had active involvement with portfolio company management teams, crisis managers and attorneys to effectuate turn around and recovery plans. Before Patriarch, he worked at Bank of America in the Corporate Finance Group and at Bank One in various risk management and corporate finance positions, specializing in credit risk management and structuring of off balance sheet special purpose entities. He shares principal responsibility for the day-to-day management of the Barings Global Floating Rate Fund (since September 16, 2013) and Barings Global Credit Income Opportunities Fund (since November 1, 2017).

David Mihalick Portfolio Manager	Since November 1, 2017
Mr. Mihalick is a Managing Director and Head of Barings’ U.S. High Yield Investments Group, Chairman of the U.S. High Yield Investment Committee, a member of the Global High Yield Allocation Committee and a portfolio manager on various high yield strategies. Prior to his current role, he served as Head of Baring’s U.S. High Yield Credit Research Group where he was responsible for directing the research efforts of over 25 analysts. Mr. Mihalick has worked in the financial services industry since 2004. Prior to joining the firm in 2008, he was a Vice President with Wachovia Securities Leveraged Finance Group. At Wachovia, he was responsible for sell-side origination of leveraged loans and high yield bonds to support both corporate and private equity issuers. He shares principal responsibility for the day-to-day management of the Barings Global Floating Rate Fund, Barings Global Credit Income Opportunities Fund, Barings Global High Yield Fund and Barings U.S. High Yield Fund.

David Nagle Portfolio Manager	Since July 8, 2015
Mr. Nagle is a Managing Director and Head of Barings' Multi Strategy Fixed Income Group. He is responsible for the portfolio management of the firm’s investment grade strategies. Mr. Nagle has worked in the industry since 1986 and his experience has encompassed multi-sector portfolio and risk management, and asset allocation. He shares day-to-day management of the Barings Active Short Duration Bond Fund and Barings Total Return Bond Fund.

Barings Funds Trust Prospectus
MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
William Palmer Portfolio Manager	Since September 18, 2018
Mr. Palmer is a Managing Director and Co-Head for Emerging and Frontier Equities Team. He is responsible for and oversees the firm's Asia ex Japan investment function. Mr. Palmer is also co-manager on a number of Global Emerging Market mandates, including Barings’ flagship Global Emerging Markets Fund. Prior to joining Barings in October 2011, he was Senior Asset Manager/Head of Asia ex Japan Equities at KBC Asset Management in Dublin. During his time at KBC Asset Management, he also held the roles of Asset Manager focusing on Asia ex Japan Equities and Equity Analyst responsible for producing equity research on Irish and Asian companies. He shares principal responsibility for the day-to-day management of the Barings Global Emerging Markets Equity Fund.

Scott Roth Portfolio Manager	See Description
Mr. Roth is a Managing Director and a member of Barings’ U.S. High Yield Investments Group and the U.S. High Yield Investment Committee. His responsibilities include portfolio management for various high yield bond total return strategies. Mr. Roth has worked in the industry since 1993 and his experience has encompassed fund management, underwriting, leveraged loans and high yield. Prior to joining the firm in 2002, he was a vice president at Webster Bank and was a high yield analyst at Times Square Capital Management. He also served as an underwriter at Chubb Insurance Company. He shares principal responsibility for the day-to-day management of the Barings Global Credit Income Opportunities Fund (since September 16, 2013), Barings Global High Yield Fund (since October 30, 2015) and Barings U.S. High Yield Fund (since October 30, 2015).

Chris Sawyer Portfolio Manager	Since November 1, 2017
Mr. Sawyer is a Managing Director and member of Barings’ European High Yield Investments Group and the firm’s European High Yield Investment Committee. He is responsible for the portfolio management of several high yield strategies and also manages the firm’s European high yield trading operations. Mr. Sawyer has worked in the industry since 2005. Prior to joining the trading team in 2008, he was a member of the portfolio monitoring team where he was responsible for the performance analysis of individual portfolio assets. He shares principal responsibility for the day-to-day management of the Barings Global High Yield Fund.

Doug Trevallion Portfolio Manager	Since June 8, 2018
Mr. Trevallion is a Managing Director and member of Barings' Multi Strategy Fixed Income Group and Head of Global Securitized Products. Mr. Trevallion is responsible for the portfolio management of the firm’s securitized and multi-asset portfolio strategies. He has worked in the industry since 1987 and his experience has encompassed stable value, core, core plus, active short and leveraged inflation strategies. Prior to joining the firm in 2000, he worked at MassMutual where he established fixed income analytical and risk capabilities for the company. He shares responsibility for the day-to-day management of the Barings Active Short Duration Bond Fund and Barings Total Return Bond Fund.

PRIOR PERFORMANCE FOR SIMILAR ACCOUNTS

Prior Performance for Similar Fund (Similar to U.S. High Yield Fund)
The performance information below shows prior performance of a mutual fund (“MassMutual Premier High Yield Fund”) sub-advised by Barings. MassMutual Premier High Yield Fund has an investment objective, policies, strategies and

Barings Funds Trust Prospectus
PRIOR PERFORMANCE FOR SIMILAR ACCOUNTS

restrictions that Barings believes are substantially similar to those of U.S. High Yield Fund, and have been managed in substantially the same way that Barings intends to manage the U.S. High Yield Fund.
U.S. High Yield Fund’s actual performance may vary from the past performance of MassMutual Premier High Yield Fund. Differences in asset size and cash flows may result in different security selections, differences in relative weightings of securities or differences in prices paid for particular portfolio holdings. In addition, securities held by U.S. High Yield Fund may not be identical to the securities held by MassMutual Premier High Yield Fund, but Barings believes the differences do not alter the conclusion that U.S. High Yield Fund and MassMutual Premier High Yield Fund are managed in a substantially similar style.
The data is provided to illustrate the past performance of Barings in managing a substantially similar account. Investors should not consider this performance data as a substitute for the performance of U.S. High Yield Fund, nor should investors consider this data as an indication of future performance of U.S. High Yield Fund, or of Barings. The returns are not intended to predict or suggest the returns that might be experienced by U.S. High Yield Fund.
The performance figures below show the total returns of MassMutual Premier High Yield Fund, including all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. The returns reflect the operating expenses imposed on purchases of the Service Share Class of MassMutual Premier High Yield Fund. The performance figures below were selected based on the oldest share class of MassMutual Premier High Yield Fund.
MassMutual Premier High Yield Fund Annual Total Returns for the period ended June 30, 20181
	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION 2
Net Service Class (Ticker: DLHYX)	2.02%	5.97%	7.81%	7.51%
Benchmark 3	2.62%	5.51%	8.19%	7.34%
1.
MassMutual Premier High Yield Fund seeks a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. Under normal circumstances, MassMutual Premier High Yield Fund invests at least 80% of its net assets in lower rated fixed income securities (rated below Baa3 by Moody’s or BBB- by S&P (using the lower rating)). MassMutual Premier High Yield Fund may also invest in convertible securities, preferred stocks, warrants, bank loans, and other fixed income securities, including Rule 144A securities, of both U.S. and foreign issuers. Currently, Barings does not expect to invest more than 20% of MassMutual Premier High Yield Fund’s total assets in bank loans.

2.
MassMutual Premier High Yield Fund Service Class’ inception date is September 5, 2000.

3.
MassMutual Premier High Yield Fund’s benchmark is represented by the Bloomberg Barclays U.S. Corporate High Yield Index.

Prior Performance for Similar Account (Similar to Global Emerging Markets Equity Fund)
The performance information below shows prior performance of a UCITS fund (short for Undertakings for Collective Investment in Transferable Securities, which is a type of investment fund based in the European Union), Baring Global Emerging Markets Fund (the “BIIL UCITS Fund”), managed by BIIL, the sub-adviser of Global Emerging Markets Equity Fund. The BIIL UCITS Fund has an investment objective, policies and strategies that Barings believes are substantially similar to those of Global Emerging Markets Equity Fund, and has been managed in substantially the same way that BIIL intends to manage the Global Emerging Markets Equity Fund.
Global Emerging Markets Equity Fund’s actual performance may vary from the past performance of the BIIL UCITS Fund. Differences in asset size and cash flows may result in different security selections, differences in relative weightings of securities or differences in prices paid for particular portfolio holdings. In addition, securities held by Global Emerging Markets Equity Fund may not be identical to the securities held by the BIIL UCITS Fund, but Barings believes the differences do not alter the conclusion that Global Emerging Markets Equity Fund and the BIIL UCITS Fund are managed in a substantially similar style. In addition, the BIIL UCITS Fund is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the BIIL UCITS Fund,

Barings Funds Trust Prospectus
PRIOR PERFORMANCE FOR SIMILAR ACCOUNTS

they may have had an adverse effect on the performance of the BIIL UCITS Fund. However, BIIL does not believe that the BIIL UCITS Fund would have been managed in a significantly different manner had the BIIL UCITS Fund been subject to such investment limitations, requirements and other restrictions.
The data is provided to illustrate the past performance of BIIL in managing a substantially similar account. Investors should not consider these performance data as substitutes for the performance of the Global Emerging Markets Equity Fund, nor should investors consider these data as indications of future performance of the Global Emerging Markets Equity Fund, or of BIIL. The returns are not intended to predict or suggest the returns that might be experienced by the Global Emerging Markets Equity Fund.
The performance figures below show the total returns of the BIIL UCITS Fund, including all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. The returns reflect the operating expenses and the maximum initial sales charge (load) imposed on purchases of Class A shares of the BIIL UCITS Fund.
Baring Global Emerging Markets Fund Average Annual Total Returns for the periods ended June 30, 2018
	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A USD Inc 1	12.78%	8.06%	3.79%	7.69%
Benchmark 2	8.59%	5.39%	2.60%	7.11%
1.
This is not the performance of Barings Global Emerging Markets Equity Fund. As of June 30, 2018, the BIIL UCITS Fund had approximate net assets of  $633.7 million. The inception date of the BIIL UCITS Fund was February 24, 1992.

2.
The BIIL UCITS Fund's Benchmark is represented by the MSCI Emerging Markets (net) Index.

Distributor of the Funds
Each Fund’s shares are offered for sale through ALPS Distributors, Inc. (the “Distributor”). Shareholders and Financial Intermediaries (as defined under “How to Buy Shares”) should not send any transaction or account requests to the Distributor. Transaction or account requests should be directed to “Barings Funds Trust – (Fund Name),” Transfer Agent, P.O. Box 1920, Denver, CO 80201.

Barings Funds Trust Prospectus
DISCLOSURE OF PORTFOLIO HOLDINGS

A description of each Fund’s policies and procedures with respect to the disclosure of such Fund’s portfolio securities is available (i) in the SAI and (ii) on the Funds’ website at http://www.barings.com/funds/mutual-funds.
HOW TO BUY SHARES

You can purchase shares of the Funds on any day that the New York Stock Exchange (“NYSE”) is open for business (see ”Net Asset Value”). You can purchase shares of the Funds from any financial advisor, broker-dealer or other financial intermediary that has entered into an agreement with the Distributor with respect to the sale of shares of the Funds (a “Financial Intermediary”). Your Financial Intermediary can help you establish an appropriate investment portfolio, buy shares, and monitor your investments. The Funds have authorized Financial Intermediaries to receive purchase and redemption orders on their behalf. Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds are deemed to have received a purchase or redemption order when a Financial Intermediary or its authorized designee receives the order in “good order.” The specific requirements for “good order” depend on the type of transaction and method of purchase. Contact your Financial Intermediary if you have questions about your circumstances. Generally, “good order” means that you placed your order with your Financial Intermediary or its authorized designee or your payment (made in accordance with any of the methods set forth in the table below) has been received and your application is complete, including all necessary documentation and signatures. Customer orders are priced at a Fund’s net asset value per share next computed after the orders are received by a Financial Intermediary or its authorized designee in good order. Investors may be charged a fee by their Financial Intermediaries, payable to the Financial Intermediary and not to a Fund, if investors effect a transaction in Fund shares through either a Financial Intermediary or its authorized designee.
The USA PATRIOT Act may require a Fund, a Financial Intermediary or its authorized designee to obtain certain personal information from you which will be used to verify your identity. If you do not provide the information, it may not be possible to open an account. If a Fund, a Financial Intermediary or authorized designee is unable to verify your customer information, such Fund reserves the right to close your account or to take such other steps as it deems reasonable.
Outlined below are various methods for buying shares of the Funds:
METHOD	INSTRUCTIONS
Through your Financial Intermediary
Your Financial Intermediary can help you establish your account and buy shares on your behalf. To receive the current trading day’s price, your Financial Intermediary must receive your request in good order prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time. Your Financial Intermediary may charge you fees for executing the purchase for you.

By exchange
You or your Financial Intermediary may acquire shares of a Fund for your account by exchanging shares you own in certain other funds advised by the Manager for shares of the same class of a Fund, subject to the conditions described in “Exchange of Shares” below. In addition, you or your Financial Intermediary may exchange shares of a class of a Fund you own for shares of a different class of the same Fund, subject to the conditions described in “Exchange of Shares” below. To exchange, send written instructions to the applicable Fund, at the address noted below1 or call 1-855-439-5459.

By wire
You may purchase shares of a Fund by wiring money from your bank account to your Fund account. Prior to sending wire transfers, please contact Shareholder Services at 1-855-439-5459 for specific wiring instructions and to facilitate prompt and accurate credit upon receipt of your wire.

Barings Funds Trust Prospectus
HOW TO BUY SHARES

METHOD	INSTRUCTIONS

To receive the current trading day’s price, your wire, along with a valid account number, must be received in your Fund account prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time.

If your initial purchase of shares is by wire, you must first complete a new account application and promptly mail it to Barings Funds – (Fund Name), at the address noted below.1 After completing a new account application, please call 1-855-439-5459 to obtain your account number. Please include your account number on the wire.

By electronic funds transfer via an automated clearing house (“ACH”) transaction2
You may purchase shares of a Fund by electronically transferring money from your bank account to your Fund account by calling 1-855-439-5459. An electronic funds transfer may take up to two business days to settle and be considered in good order. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

By check
To purchase shares of a Fund by check, make your check payable to ‘Barings Funds Trust’. Your checks should include the fund name which you would like to purchase along with your account number (if previously established). Your request should be mailed to the address listed below.1 The Funds will accept purchases only in US dollars drawn from US financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment.

1.
Regular Mail: “Barings Funds Trust – (Fund Name),” Attn: Transfer Agent, P.O. Box 1920, Denver, CO 80201.

Overnight Mail: “Barings Funds Trust – (Fund Name),” Attn: Transfer Agent, 1290 Broadway, Suite 1100, Denver, CO 80203.

2.
The redemption of shares purchased by ACH transaction is subject to certain limitations (see “Redemption of Shares”). Any purchase by ACH transaction that does not clear may be cancelled, and the investor will be responsible for any associated expenses and losses to the applicable Fund.

Investment Minimums*
	CLASS A	CLASS C	CLASS I	CLASS Y
Initial Investment	$1,000	$1,000	$500,000	$100,000
Subsequent Investments	$250	$250	$250	$250
*
For retirement plans, the investment minimum is $250 for each of the initial investment and subsequent investments.

Each Fund reserves the right to change or waive the investment minimums and reserves the right to liquidate a shareholder’s account if the value of shares held in the account is less than the minimum account size. Each Fund also reserves the right to reject for any reason, or cancel as permitted or required by law, any purchase order. No Fund may reject or cancel purchase orders more than two business days following receipt by the Fund of such purchase orders. Each Fund will not accept any redemption request that is not in good order. In addition, without notice, a Fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Barings Funds Trust post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

Barings Funds Trust Prospectus
SHAREOWNER GUIDE – HOW TO INVEST IN THE FUNDS

Choosing a Share Class
Each Fund offers four classes of shares in this Prospectus – Class A, Class C, Class I and Class Y. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of  $500,000 or more cannot be made in Class C Shares. Based on your personal situation, your Financial Intermediary can help you decide which class of shares makes the most sense for you. Your Financial Intermediary is entitled to receive compensation for purchases made through him or her and may receive differing compensation for selling different classes of shares.
Sales Charges
You may be subject to an initial sales charge when you purchase shares or a contingent deferred sales charge (“CDSC”) when you redeem your shares. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in a Fund. More information about these sales charges and discounts is available in this Prospectus, in Appendix A to this Prospectus, and in the SAI.
Class A Shares
Your purchases of Class A Shares are made at the public offering price for these shares, that is, the net asset value per share for Class A Shares plus a front-end sales charge that is based on the amount of your initial investment when you open your account. The front-end sales charge you pay on an additional investment is based on your total net investment in a Fund, including the amount of your additional purchase. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. As shown in the tables below, a portion of the sales charge is paid as a commission to your Financial Intermediary on the sale of Class A Shares. The total amount of the sales charge, if any, differs depending on the amount you invest as shown in the tables below.
Active Short Duration Bond Fund
	SALES CHARGE
AMOUNT INVESTED	AS A % OF THE PUBLIC OFFERING PRICE	AS A % OF YOUR NET INVESTMENT	% OF OFFERING PRICE PAID TO FINANCIAL INTERMEDIARY
All Trades	0.00	0.00	None	1
1.
Please refer to ‘Distribution and Service Fees’ section for all distribution and service fees paid by each Fund.

Global Floating Rate Fund
	SALES CHARGE
AMOUNT INVESTED	AS A % OF THE PUBLIC OFFERING PRICE	AS A % OF YOUR NET INVESTMENT	% OF OFFERING PRICE PAID TO FINANCIAL INTERMEDIARY
Less than $100,000	3.00	3.09	2.50
$100,000 to $250,000	2.50	2.56	2.00
$250,000 to $500,000	2.00	2.04	1.50
Greater than $500,000 1	0.00	0.00	Up to 1.00
1.
No sales charge is payable at the time of purchase on investments of  $500,000 or more. The principal underwriter will pay a commission to financial intermediaries on sales of  $500,000 or more as follows: 1.00% on amounts up to $1 million; plus 0.75% on amounts of  $1 million or more but less than $3 million; plus 0.65% on amounts of  $3 million or more but less than $5 million; plus 0.50% on amounts of  $5 million or more. Class A shares bought without an initial sales charge in accounts aggregating $500,000 or more at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of

Barings Funds Trust Prospectus
SHAREOWNER GUIDE – HOW TO INVEST IN THE FUNDS

purchase (or within 12 months for shares purchased prior to January 15, 2018). The 18–month period (or 12-month period for shares purchased prior to January 15, 2018) begins on the day the purchase is made. The CDSC does not apply to load waived shares purchased for certain retirement plans or other eligible fee-based programs. Prior to the thirteenth month, the distributor will retain the distribution and service fees described in the ‘Distribution and Service Fees’ section. Please refer to ‘Distribution and Service Fees’ section for all distribution and service fees paid by each Fund.
Total Return Bond Fund / Global High Yield Fund / U.S. High Yield Fund
	SALES CHARGE
AMOUNT INVESTED	AS A % OF THE PUBLIC OFFERING PRICE	AS A % OF YOUR NET INVESTMENT	% OF OFFERING PRICE PAID TO FINANCIAL INTERMEDIARY
Less than $100,000	4.00	4.17	3.50
$100,000 to $250,000	3.25	3.36	2.75
$250,000 to $500,000	2.75	2.83	2.25
Greater than $500,000 1	0.00	0.00	Up to 1.00
1.
No sales charge is payable at the time of purchase on investments of  $500,000 or more. The principal underwriter will pay a commission to financial intermediaries on sales of  $500,000 or more as follows: 1.00% on amounts up to $1 million; plus 0.75% on amounts of  $1 million or more but less than $3 million; plus 0.65% on amounts of  $3 million or more but less than $5 million; plus 0.50% on amounts of $5 million or more. Class A shares bought without an initial sales charge in accounts aggregating $500,000 or more at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of purchase (or within 12 months for shares purchased prior to January 15, 2018). The 18–month period (or 12-month period for shares purchased prior to January 15, 2018) begins on the day the purchase is made. The CDSC does not apply to load waived shares purchased for certain retirement plans or other eligible fee-based programs. Prior to the thirteenth month, the distributor will retain the distribution and service fees described in the ‘Distribution and Service Fees’ section. Please refer to ‘Distribution and Service Fees’ section for all distribution and service fees paid by each Fund.

Global Credit Income Opportunities Fund / Emerging Markets Debt Blended Total Return Fund / Global Emerging Markets Equity Fund
	SALES CHARGE
AMOUNT INVESTED	AS A % OF THE PUBLIC OFFERING PRICE	AS A % OF YOUR NET INVESTMENT	% OF OFFERING PRICE PAID TO FINANCIAL INTERMEDIARY
Less than $100,000	4.00	4.17	3.50
$100,000 to $250,000	3.25	3.36	2.75
$250,000 to $500,000	2.75	2.83	2.25
Greater than $500,000 1	0.00	0.00	Up to 1.00
1.
No sales charge is payable at the time of purchase on investments of  $500,000 or more. The principal underwriter will pay a commission to financial intermediaries on sales of  $500,000 or more as follows: 1.00% on amounts up to $1 million; plus 0.75% on amounts of  $1 million or more but less than $3 million; plus 0.65% on amounts of  $3 million or more but less than $5 million; plus 0.50% on amounts of  $5 million or more. Class A shares bought without an initial sales charge in accounts aggregating $500,000 or more at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of purchase (or within 12 months for shares purchased prior to January 15, 2018). The 18–month period (or 12-month period for shares purchased prior to January 15, 2018) begins on the day the purchase is made. The CDSC does not apply to load waived shares purchased for certain retirement plans or other eligible fee-based programs. Prior to the thirteenth month, the distributor will retain the distribution and service fees described in the ‘Distribution and Service Fees’ section. Please refer to ‘Distribution and Service Fees’ section for all distribution and service fees paid by each Fund.

Barings Funds Trust Prospectus
SHAREOWNER GUIDE – HOW TO INVEST IN THE FUNDS

Reduced Class A Sales Charges for Larger Investments
You may pay a lower sales charge when purchasing Class A Shares through Rights of Accumulation, which work as follows: if the combined value (determined at the current public offering price) of your accounts in all classes of shares of a Fund and other Participating Funds (as defined below) maintained by you, your spouse or your minor children, together with the value (also determined at the current public offering price) of your current purchase, reaches a sales charge discount level (according to the above chart), your current purchase will receive the lower sales charge, provided that you have notified the Distributor and your Financial Intermediary, if any, in writing of the identity of such other accounts and your relationship to the other account holders and submitted information (such as account statements) sufficient to substantiate your eligibility for a reduced sales charge. Such reduced sales charge will be applied upon confirmation of such shareholders’ holdings by the Transfer Agent. A Fund may terminate or amend this Right of Accumulation at any time without notice. As used herein, “Participating Funds” refers to any series of Barings Funds (each as defined below under “Exchange of Shares”) and registered, open-end investment companies advised by the Manager and distributed by the Distributor and as otherwise permitted from time to time by the Board of Trustees.
You may also pay a lower sales charge when purchasing Class A Shares and shares of other Participating Funds by signing a Letter of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $100,000 within 13 months. If your Letter of Intent purchases are not completed within 13 months, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Upon your request, a Letter of Intent may reflect purchases within the previous 90 days. See the SAI for additional information about this privilege.
In addition, certain investors may purchase shares at no sales charge or at a reduced sales charge. For example, Class A Shares are offered at no sales charge to investors who are clients of Financial Intermediaries who have entered into an agreement with the Distributor to offer Fund shares through self-directed investment brokerage accounts without charging transaction fees to their clients or through other platforms. See Appendix A of this Prospectus and the SAI for a description of this and other situations in which sales charges are reduced or waived.
Each Fund makes available free of charge on its website (http://www.barings.com/funds/mutual-funds) information regarding its sales charges, arrangements that result in breakpoints of the sales charges, the methods used to value accounts in order to determine whether an investor has met a breakpoint and the information investors must provide to verify eligibility for a breakpoint. Hyperlinks that facilitate access to such information are available on the Funds’ website.
Class C Shares
Your purchases of Class C Shares are made at the net asset value per share for Class C Shares. Although Class C Shares have no front-end sales charge, they carry a CDSC of 1.00% (except for Active Short Duration Bond Fund, which has a CDSC of 0.50%) that is applied to shares sold within the first year after they are purchased. After holding Class C Shares for one year, you may sell them at any time without paying a CDSC. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. The Distributor pays your Financial Intermediary an up-front commission of 1.00% (or, in the case of Active Short Duration Bond Fund, 0.50%) on sales of Class C Shares.
Distribution and Service Fees
Each Fund is authorized under separate distribution plans (each a “Plan” and collectively the “Plans”) to use the assets attributable to such Fund’s Class A and Class C Shares to finance certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class A and Class C Shares and the services provided to you by your Financial Intermediary. The Plans operate in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares.
Under the Plans, distribution and service fees paid by each Fund to the Distributor equal to an annual rate of 0.25% of average daily net assets attributable to Class A Shares and 1.00% (or, in the case of Active Short Duration Bond Fund, 0.50%) of average daily net assets attributable to Class C Shares. The Distributor may pay all or a portion of these fees to Financial Intermediaries whose clients own shares of the Funds. Because the distribution and service fees are payable

Barings Funds Trust Prospectus
SHAREOWNER GUIDE – HOW TO INVEST IN THE FUNDS

regardless of the Distributor’s expenses, the Distributor may realize a profit from the fees. Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing a class of shares subject to higher distribution fees and service fees, you may pay more over time than on a class of shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of Financial Industry Regulatory Authority (“FINRA”).
The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Funds and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fees materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plans must be approved by the Board of Trustees in the manner provided in the foregoing sentence. A Plan may be terminated with respect to a class at any time by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares.
In addition to payments under the Plans, from time to time the Funds may pay Financial Intermediaries account-based fees for networking and account maintenance.
In addition, Barings may, from time to time, at its own expense out of its own financial resources, make cash payments to Financial Intermediaries as an incentive to sell shares of the Funds and/or to promote retention of their customers’ assets in the Funds. Such cash payments may be calculated on sales of shares of the Funds (“Sales-Based Payments”) or on the average daily net assets of the Funds attributable to that particular Financial Intermediary (“Asset-Based Payments”). Barings may agree to make such cash payments to a Financial Intermediary in the form of either or both Sales-Based Payments and Asset-Based Payments. Barings may also make other cash payments to Financial Intermediaries in addition to or in lieu of Sales-Based Payments and Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those Financial Intermediaries and their families to places within or outside the U.S.; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; allocable portions, based on shares of the Funds sold, of salaries and bonuses of registered representatives of an affiliated broker-dealer that is a Financial Intermediary; or other expenses as determined in Barings’ discretion. In certain cases these other payments could be significant to Financial Intermediaries. Any payments described above will not change the price paid by investors for the purchase of the shares of the Funds, the amount that the Funds will receive as proceeds from such sales, or the amounts payable under the Plans. Barings determines the cash payments described above in its discretion in response to requests from Financial Intermediaries, based on factors it deems relevant. Financial Intermediaries may not use sales of the Funds’ shares to qualify for any incentives to the extent that such incentives may be prohibited by law. Amounts paid by the Distributor to any Financial Intermediary in connection with the distribution of any shares of the Funds will count towards the maximum imposed by FINRA on underwriter compensation in connection with the public offering of securities. In addition, Barings may utilize its own resources to compensate the Distributor for distribution or service activities on behalf of the Funds. These payments are not reflected in the annual fund operating expenses section of the “Fees and Expenses of the Fund” table for the Funds.
Contingent Deferred Sales Charges
As described above, certain investments in Class A and Class C Shares are subject to a CDSC. You will pay the CDSC only on shares you redeem within the prescribed amount of time after purchase. The CDSC is applied to the net asset value at the time of purchase or redemption, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the date on which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When shares are redeemed, the Funds will automatically redeem those shares (if any) not subject to a CDSC and then those you have held the longest. In certain circumstances, CDSCs may be waived, as described in Appendix A of this Prospectus and the SAI.

Barings Funds Trust Prospectus
SHAREOWNER GUIDE – HOW TO INVEST IN THE FUNDS

Class Y Shares
Class Y Shares are sold at the net asset value per share without a sales charge through Financial Intermediaries that have special agreements with the Distributor, or the Manager or its affiliates, for that purpose.
A Financial Intermediary that buys Class Y Shares for its customers’ accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring a Fund’s other classes of shares (other than the time those orders must be received by the Transfer Agent) and some of the special account features available to investors buying other classes of shares do not apply to Class Y Shares. Instructions for buying, selling, exchanging or transferring Class Y Shares must be submitted by the Financial Intermediary, not by its customers for whose benefit the shares are held.
Present and former officers, directors, trustees and employees (and their eligible family members) of each Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y Shares of each Fund.
Class I Shares
Class I Shares are only available to eligible institutional investors. To be eligible to purchase Class I Shares, an investor must:
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make a minimum initial investment of  $500,000 or more per account (waived for retirement plan service provider platforms);

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trade through an omnibus, trust, or similar pooled account; and

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be an “institutional investor” which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement plans; retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; and family offices.

Eligible Class I investors will not receive any commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, transfer agent fees, so called “finder’s fees,” administrative fees or other similar fees on Class I Shares. Class I Shares are not available directly to individual investors. Individual shareholders who purchase Class I Shares through retirement plans or other intermediaries will not be eligible to hold Class I Shares outside of their respective retirement plan or intermediary platform.
Class I Shares are sold at the net asset value per share without a sales charge. An institutional investor that buys Class I Shares for its customers’ accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring each Fund’s other classes of shares (other than the time those orders must be received by the Transfer Agent), and most of the special account features available to investors buying other classes of shares, do not apply to Class I Shares.
Availability of Information
Information regarding sales charges of the Funds and the applicability and availability of discounts from sales charges is available free of charge through the Funds’ website at http://www.barings.com/funds/mutual-funds, which provides links to the Prospectus and SAI containing the relevant information.
REDEMPTION OF SHARES

Each Fund redeems its shares based on the net asset value next determined after the Transfer Agent or the Financial Intermediary receives your redemption request in good order. Each Fund reserves the right to reject any redemption request that is not in good order. The specific requirements for good order depend on the type of account and

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REDEMPTION OF SHARES

transaction and the method of redemption. Contact the Transfer Agent if you have any questions about your particular circumstances. Generally, “good order” means that the redemption request meets all applicable requirements described in this Prospectus. See “Net Asset Value” for a description of the calculation of net asset value per share.
You can redeem shares of a Fund on any day that the NYSE is open for business. Each Fund, however, may suspend the right of redemption and postpone payment for more than seven days: (i) during periods when trading on the NYSE is closed on days other than weekdays or holidays; (ii) during periods when trading on the NYSE is restricted; (iii) during any emergency which makes it impractical for a Fund to dispose of its securities or fairly determine the net asset value of the Fund; and (iv) during any other period permitted by the SEC for your protection.
The Funds are intended for long-term investors and not for those who wish to trade frequently in shares of the Funds. The Funds believe that excessive short-term trading of shares of the Funds, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, creates risks for the Funds and their long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs and potential dilution in the value of shares.
Each Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund’s view, is likely to engage in excessive trading or if such purchase or exchange is not in the best interests of the Fund and to limit, delay or impose other conditions on purchases or exchanges. Each Fund has adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase, exchange and redemption activities to assist in minimizing short-term trading. Pursuant to such policy, a Fund shareholder who, through one or more accounts, completes two round-trips within 90 days generally will be deemed to be market timing or trading excessively in Fund shares. “Two round-trips within 90 days” means either (1) a purchase of Fund shares followed by a redemption of Fund shares followed by a purchase followed by a redemption or (2) a redemption of Fund shares followed by a purchase of Fund shares followed by a redemption followed by a purchase, in either case with the final transaction in the sequence occurring within 90 days of the initial transaction in the sequence. Purchases and redemptions subject to the limitation include those made by exchanging to or from another participating Fund.
Under the policy, each Fund or its Transfer Agent or principal underwriter has the right to reject or cancel a purchase order, suspend or terminate an exchange privilege or terminate the ability of an investor to invest in the Funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading.
Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Fund has any arrangement to permit market timing.
The following Fund share transactions (to the extent permitted by a Fund’s Prospectus) generally are exempt from the market timing and excessive trading policy described above because they generally do not raise market timing or excessive trading concerns:
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transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);

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transactions involving an exchange or conversion of shares of different classes of a single Fund;

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transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers.

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and Financial Intermediaries such as brokers, advisers, and

Barings Funds Trust Prospectus
REDEMPTION OF SHARES

third-party administrators. Individual trades in omnibus accounts are often not disclosed to a Fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a Fund and may increase costs to a Fund and interfere with efficient portfolio management.
Financial Intermediaries may impose short-term trading restrictions that differ from those of the Funds. Under policies adopted by the Board of Trustees, Financial Intermediaries are permitted to apply a Fund’s excessive trading policy (described above), or their own excessive trading policy as disclosed to the Fund. Any shareholder purchasing shares of a Fund through a Financial Intermediary should check with the Financial Intermediary or the Fund to determine whether the shares are subject to a short-term trading fee. In these cases, a Fund typically does not request or receive individual account data but relies on the Financial Intermediary to monitor trading activity in good faith in accordance with its or the Fund’s policies. Reliance on Financial Intermediaries increases the risk that excessive trading may go undetected. For other Financial Intermediaries that have not established a trading activity policy, each Fund generally monitors trading activity at the omnibus account level to attempt to identify disruptive trades. A Fund may request transaction information, as frequently as daily, from any Financial Intermediary at any time, and may apply the Fund’s policy to transactions that exceed thresholds established by the Board of Trustees. There is no assurance that a Fund will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.
Each Fund monitors aggregate trading activity of Financial Intermediary transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by a Financial Intermediary will lead to fund blocks and the wrap program will lose its qualified status. Financial Intermediary transactions are not matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions are subject to a Fund’s excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the Financial Intermediary directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by a Financial Intermediary who agrees to give a Fund sufficient information to permit the Fund to identify the individual accounts in the wrap program.
Redemptions, like purchases, may be made directly through the Funds or through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing, redemption or service fee in connection with the redemption of shares.
If you hold your shares in an individual retirement account (“IRA”), you should consult a tax advisor concerning the current tax rules applicable to IRAs. Outlined below are the methods for redeeming shares:
METHOD	INSTRUCTIONS
Through your Financial Intermediary
Your Financial Intermediary can help you redeem shares on your behalf. To receive the current trading day’s price, your Financial Intermediary must receive your request in good order prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time. Your Financial Intermediary may charge you fees for executing the purchase for you.

By telephone	If you own your shares directly, you will automatically have the ability to redeem shares by telephone unless you specify otherwise on your account application.

You can elect to have your redemption proceeds sent by check to the address on your account or to the bank account previously designated on your account. If you wish to have redemption proceeds sent to a destination other than your bank account or address of record, a medallion signature guaranteed request must be submitted. Please see “Medallion Signature Guarantees” section in this Prospectus.

By mail	If you own your shares directly and you wish to submit your redemption request by mail, please send a letter of instruction or a completed Transaction Request Form to the address indicated below. 1

Barings Funds Trust Prospectus
REDEMPTION OF SHARES

METHOD	INSTRUCTIONS
Please include your name, account number and sale amount in dollars or shares. Please ensure that each owner of the account signs the letter or form.

For security purposes, a medallion signature guarantee will be required if your written request is for an amount over $100,000, a change of address or bank account was received by the Fund’s transfer agent within the last 15 days, or the money is to be sent to a destination other than your bank account or address of record.

For more information on obtaining a medallion signature guarantee, see “Medallion Signature Guarantees” section in this Prospectus.
1.
Regular Mail: “Barings Funds Trust – (Fund Name),” Attn: Transfer Agent, P.O. Box 1920, Denver, CO 80201

Overnight Mail: “Barings Funds Trust – (Fund Name),” Attn: Transfer Agent, 1290 Broadway, Suite 1100, Denver, CO 80203

Involuntary Redemption
A Fund may redeem all shares in your account (other than an IRA) if their aggregate value falls below the stated share class minimum as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if a Fund initiates such action and allowed 30 days to increase the value of your account to at least the stated share class minimum.
Redemption Proceeds
A redemption request received by a Fund will be effected at the net asset value per share next determined after the Fund receives the request in good order.
The Funds typically expect to send you payment for your shares the business day after your request is received in good order, although if you hold your shares through certain financial intermediaries or financial intermediary programs, the Funds typically expect to send payment for your shares within three business days after your request is received in good order. However, it is possible that payment of redemption proceeds may take up to seven days. Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or selling portfolio assets to generate cash. Under stressed market conditions, a Fund may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time. The Funds have available an unsecured revolving credit facility (the “Redemption Facility”) that may be used as an additional source of liquidity to fund redemptions of shares. Unless renewed, the Redemption Facility will terminate on June 30, 2019, and there can be no guarantee that it will be renewed.
To the extent consistent with applicable laws and regulations, the Funds reserve the right to satisfy all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions), under both normal and stressed market conditions. In-kind redemptions are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of the large redemption on the Fund and its remaining shareholders. Some Funds (such as Emerging Markets Debt Blended Total Return Fund and Global Emerging Markets Equity Fund) may be limited in their ability to use assets other than cash to meet redemption requests due to restrictions on ownership of their portfolio assets. Any in-kind redemption will be effected through a pro rata distribution of all publicly traded portfolio securities or securities for which quoted bid prices are available, subject to certain exceptions. The securities distributed in an in-kind redemption will be valued in the same manner as they are valued for purposes of computing the Fund’s net asset value. These securities are subject to market risk until they are sold and may increase or decrease in value prior to converting them into cash. You may incur brokerage and other transaction costs, and could incur a taxable gain or loss for income tax purposes when converting the securities to cash. The Funds have committed, in connection with an election under Rule 18f-1 under the Investment Company Act of 1940, to pay all redemptions of Fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of the Fund’s net assets measured as of the beginning of such 90-day period.

Barings Funds Trust Prospectus
REDEMPTION OF SHARES

The Funds are not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.
Medallion Signature Guarantee
A Medallion signature guarantee assures that a signature is genuine. It is intended to protect shareholders and the Funds against fraudulent transactions by unauthorized persons. A signature guarantee is not the same as a notarized signature. You can obtain a signature guarantee from a bank or trust company, credit union, broker, dealer, securities exchange or association, clearing agency or savings association.
The guarantee must be a “Medallion Signature Guarantee” and must be signed in the name of the guarantor by an authorized person with that person’s title and the date. The Funds may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. Call your financial institution to see if they have the ability to guarantee your signature.
To protect your accounts from fraud a medallion signature guarantee is generally required for:
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Redemption requests of  $100,000 or more;

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You would like a check made payable to anyone other than the shareholder(s) of record.

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You would like a redemption made within 15 days of an address change or bank account change.

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You would like a check mailed to an address other than the address of record.

•
You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.
A signature guarantee may be refused if any of the following is applicable:
•
It does not appear valid or in good form.

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The transaction amount exceeds the surety bond limit of the signature guarantee .

•
The guarantee stamp has been reported as stolen, missing or counterfeit.

A Medallion Signature Guarantee may not be provided by a notary public.
Cost Basis Reporting
Upon the redemption or exchange of your shares in a Fund, the Fund or, if you purchase your shares through a Financial Intermediary, your Financial Intermediary generally will be required to provide you and the Internal Revenue Service (“IRS”) with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. Please contact the Funds at 1-855-439-5459 or consult your Financial Intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.
EXCHANGE OF SHARES

Shareholders of a Fund may exchange their Fund shares on any business day for shares of the same share class of any series of Barings Funds (a “Cross-Fund Exchange”) and such exchanges will be effected at the relative daily net asset values per share, plus any applicable redemption/exchange fee with respect to the exchanged shares (see “Redemption of Shares”). The exchange must meet the minimum purchase requirements of the Fund into which the shareholder is exchanging. Read the Prospectus carefully before investing.

Barings Funds Trust Prospectus
EXCHANGE OF SHARES

If the shares of the Funds that you are exchanging (the “Exchanged Shares”) are subject to a CDSC, you will not be charged that CDSC upon the Cross-Fund Exchange. However, when you sell the shares acquired through the exchange (the “Acquired Shares”), the shares sold may be subject to a CDSC, depending upon when you originally purchased the Exchanged Shares. For purposes of determining the applicability of a CDSC, the length of time you own your shares will be computed from the date of your original purchase of the Exchanged Shares (and includes the period during which the Acquired Shares were held), and the applicable CDSC will be based on the CDSC schedule of the Exchanged Shares.
Shareholders of a Fund may exchange their shares in a class of a Fund on any business day for shares of a different class of the same Fund (a “Same-Fund Exchange”) and such exchanges will be effected at the relative daily net asset values per share (see “Redemption of Shares”). The exchange must meet the minimum purchase requirements of the share class into which the shareholder is exchanging. Read the Prospectus carefully before investing.
If the shares of the Funds that you are exchanging (the “Exchanged Shares”) are subject to a CDSC, you will be charged that CDSC upon the Same-Fund Exchange. For purposes of determining the applicability of a CDSC, the length of time you own your shares will be computed from the date of your original purchase of the Exchanged Shares.
Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, the Funds may reject any exchange request for any reason, including if they do not think that the exchange is in the best interests of the Funds and/or their shareholders. The Funds may also terminate your exchange privilege if the Manager determines that your exchange activity is likely to adversely impact its ability to manage the Funds or if the Funds otherwise determine that your exchange activity is contrary to their short-term trading policies and procedures.
Unless you are a tax-exempt investor or investing through a tax-advantaged retirement plan or other tax-advantaged arrangement, an exchange, other than a Same-Fund Exchange, is generally a taxable event, and you may realize a gain or a loss for U.S. federal income tax purposes. A Same-Fund Exchange is not expected to result in your realization of a gain or loss for U.S. federal income tax purposes.
Share Certificates
The Funds do not issue share certificates.
Verification of Shareholder Transaction Statements
You must contact a Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.
Non-receipt of Purchase Wire/ Insufficient Funds Policy
The Funds reserve the right to cancel a purchase if payment of the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.
NET ASSET VALUE

The net asset value of each Fund equals the total value of a Fund’s portfolio investments and other assets, less any liabilities. For purposes of calculating net asset value, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which market quotations are not readily available may be fair valued in good faith by reference to other securities or indexes, or otherwise, by the Funds’ valuation committee, consisting of Fund officers who are also employees of the Manager, pursuant to written policies adopted by, and under the supervision of, the Board of Trustees. The Funds generally use

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NET ASSET VALUE

pricing services to value most loans and other debt securities. The Funds may fair value loans or other securities pursuant to written policies adopted by, and under the supervision of, the Board of Trustees if approved pricing services do not recommend a value for such loans or other securities or the value recommended is deemed unreliable. Fair valuation also may be required due to material events that occur after the close of the relevant market but prior to the NYSE Close (as defined below).
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Fixed income securities with a remaining maturity of 61 days or more are valued using values supplied by approved independent third-party pricing services or broker/dealers. In valuing securities, pricing services and broker/dealers may consider a variety of inputs and factors, including, but not limited to, proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.
Exchange-traded options, futures and options on futures are valued at the settlement price determined by the exchange. Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or another broker/dealer.
Generally, trading of foreign securities on most foreign markets is completed before the close in trading in U.S. markets. The Fund has implemented fair value pricing on a daily basis for securities of foreign issuers. The fair value pricing utilizes the quotations of an independent pricing service. Trading on foreign markets may also take place on days on which the U.S. markets and the Funds are closed.
The net asset value of each Fund’s shares are determined daily on any day that the NYSE is open, as of the close of regular trading on the NYSE that day (normally 4:00 p.m., Eastern time) (the “NYSE Close”). If the NYSE is scheduled to close early, the NYSE Close will be considered to be the time of the NYSE’s scheduled close. The Funds will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as the NYSE Close for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Domestic debt securities or instruments and foreign securities or instruments are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to a Fund or its agent after the Fund’s net asset value has been calculated on a particular day is not used to retroactively adjust the price of a security or the Fund’s net asset value determined earlier that day.
Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using the WM16 Rate provided by the WM Company for the Funds. As a result, the net asset value of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed.
In unusual circumstances, instead of valuing securities in the usual manner, a Fund may value securities at fair value as determined in good faith by the Board of Trustees or the Funds’ Valuation Committee, generally based upon recommendations provided by the Manager and the Fund's sub-adviser. Fair valuation also may be required due to material events that occur after the close of the relevant market but prior to the NYSE Close.
DIVIDENDS AND DISTRIBUTIONS

Each Fund shall declare a dividend daily based on the Manager’s projections of the Fund’s estimated net investment income and distribute such dividend monthly, except for Global Emerging Markets Equity Fund which distributes such dividend annually. Each Fund shall pay any capital gain distributions on an annual basis. You may have dividends or capital gain distributions that are declared by a Fund automatically reinvested at net asset value in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or in Fund shares at the time you purchase your shares. You may change this election by notifying a Fund in writing at any time prior to the record date for a particular dividend or distribution. Dividends and other taxable distributions are taxable to you even if they are reinvested in additional shares of a Fund. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment receive a price based on the

Barings Funds Trust Prospectus
DIVIDENDS AND DISTRIBUTIONS

net asset value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that a Fund will pay any dividends or make any capital gain distributions.
TAX MATTERS

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to an investment in a Fund; it reflects provisions of the Code, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this Prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. For more detailed information regarding tax considerations, see the SAI. Other tax considerations may apply to particular investors, including shareholders that are not “United States persons” as defined in the Code. In addition, income earned through an investment in the Funds may be subject to state, local and foreign taxes. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of U.S. federal, state, local, foreign or other tax laws.
Each Fund has elected or intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code and intends each year to qualify and be eligible to be treated as such. In order for a Fund to qualify as a RIC, it must meet an income and asset diversification test each year. If a Fund so qualifies and satisfies certain distribution requirements, the Fund generally will not be subject to U.S. federal income tax at the Fund level on income and gains that it distributes to shareholders. A Fund’s failure to qualify as a RIC would result in Fund-level taxation and, consequently, would likely materially reduce the investment return to shareholders.
For U.S. federal income tax purposes, Fund distributions are generally taxable as described herein, whether a shareholder receives them in cash or in additional shares of the Fund. (See “Dividends and Distributions” above.)
For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Distributions from the sale of investments that a Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that a Fund owns or is considered to have owned for one year or less, or of gains characterized as market discount from the disposition of or payments on bonds are taxable to shareholders as ordinary income.
Dividends derived from “qualified dividend income” and properly reported as such by a Fund are taxed to individual shareholders at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. The Funds do not expect a significant portion of distributions to be derived from qualified dividend income.
A 3.8% Medicare contribution tax is generally imposed on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, dividends, including capital gain dividends, paid by a Fund, and any net gain recognized on the sale or exchange of Fund shares.
Each Fund provides shareholders with detailed federal tax information regarding distributions for each calendar year, early in the following year.
Dividends and distributions on Fund shares are generally subject to federal income tax as described herein, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s net asset value reflects unrealized gains or income or gains that are realized but not yet distributed.
Any gain or loss that results from the redemption of a Fund’s shares or exchange of a Fund’s shares for shares of another participating Fund will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.

Barings Funds Trust Prospectus
TAX MATTERS

A Fund’s investments in foreign securities may be subject to foreign withholding taxes, which would reduce the Fund’s yield on those investments. If more than 50% of the value of a Fund’s total assets at the close of a taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it pays. If this election is made, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal U.S. income tax return, subject to certain limitations. In addition, certain of a Fund’s investments, including certain debt instruments, derivatives, and foreign securities or foreign currencies, could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate other investments in order to make required distributions).
Backup withholding is generally required with respect to taxable distributions paid to any individual shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he or she is not subject to such withholding. Amounts withheld as a result of backup withholding are remitted to the U.S. Treasury but do not constitute an additional tax imposed on the shareholder; such amounts may be claimed as a credit on the shareholder’s U.S. federal income tax return, provided the appropriate information is furnished to the IRS.
MAILINGS TO SHAREHOLDERS

In order to reduce duplicative mail and expenses of the Funds, we may, in accordance with applicable law, send a single copy of the Funds’ Prospectus and shareholder reports to your household even if more than one family member in your household owns shares of a Fund. Additional copies of the Prospectus and shareholder reports may be obtained by calling 1-855-439-5459. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will furnish separate mailings, in accordance with instructions, within 30 days of your request.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each class of each Fund since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on a Fund share (assuming reinvestment of all dividends and distributions). The information in the following tables has been derived from Global Floating Rate Fund's, Global Credit Income Opportunities Fund's, Global High Yield Fund's, U.S. High Yield Fund's, Active Short Duration Bond Fund's, Total Return Bond Fund's and Emerging Markets Debt Blended Total Return Fund's financial statements, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in the Funds’ Annual Report. Each Fund’s Annual Report and Semi-Annual Report to Shareholders is incorporated by reference into this Prospectus, and is available free of charge on the Funds’ website, http://www.barings.com/funds/mutual-funds.
As of the date of this Prospectus, Global Emerging Markets Equity Fund has not yet completed its first semi-annual period and financial statements, including financial highlights, are not yet available. Once available, Global Emerging Markets Equity Fund will file financial statements for its first semi-annual period end.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Global Floating Rate Fund
	Class A
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	FOR THE YEAR ENDED JUNE 30, 2016	FOR THE YEAR ENDED JUNE 30, 2015	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 1
Per Common Share Data
Net asset value, beginning of year	$9.54	$9.13	$9.60	$10.20	$10.00
Income from investment operations:
Net investment income 2	0.43	0.43	0.44	0.44	0.30
Net realized and unrealized gain (loss) on investments	(0.06)	0.42	(0.45)	(0.35)	0.08
Total increase from investment operations	0.37	0.85	(0.01)	0.09	0.38
Less dividends and distributions:
From net investment income	(0.38)	(0.31)	(0.46)	(0.68)	(0.18)
From net realized gain	—	—	—	(0.01)	—
From return of capital	(0.05)	(0.13)	—	—	—
Total dividends and distributions	(0.43)	(0.44)	(0.46)	(0.69)	(0.18)
Redemption fees	—	—	—	0.00 3	—
Net asset value, at end of year	$9.48	$9.54	$9.13	$9.60	$10.20
Total investment return 4	4.00%	9.47%	(0.04)%	0.95%	3.81% 5
Supplemental Data and Ratios
Net assets, end of year (000’s)	$53,371	$45,363	$13,980	$5,153	$12,464
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.26%	1.37%	1.72%	1.74%	2.27% 6
Ratio of net expenses to average net assets 7	0.96% 10	0.99% 8	1.05% 9	1.05% 9	1.05% 6, 9
Ratio of net investment income to average net assets	4.55%	4.52%	4.74%	4.44%	3.76% 6
Portfolio turnover rate	57.74%	47.06%	62.99%	63.17%	49.51% 5
1.
Fund commenced operations on September 16, 2013.

2.
Calculated using average shares outstanding.

3.
Amount rounds to less than $0.01 per share.

4.
Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

5.
Not annualized.

6.
Annualized for periods less than one full year.

7.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.00% as a percentage of average daily net assets.

8.
Net expenses reflect a one-time voluntary reimbursement to the Fund during the period in connection with a change to the fee waiver and/or expense reimbursement agreement.

9.
Net expenses reflect a previous fee waiver and/or expense reimbursement agreement.

10.
Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Global Floating Rate Fund
	Class C
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	FOR THE YEAR ENDED JUNE 30, 2016	FOR THE YEAR ENDED JUNE 30, 2015	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 1
Per Common Share Data
Net asset value, beginning of year	$9.51	$9.10	$9.57	$10.16	$10.00
Income from investment operations:
Net investment income 2	0.36	0.37	0.37	0.35	0.24
Net realized and unrealized gain (loss) on investments	(0.06)	0.41	(0.45)	(0.33)	0.07
Total increase from investment operations	0.30	0.78	(0.08)	0.02	0.31
Less dividends and distributions:
From net investment income	(0.32)	(0.26)	(0.39)	(0.60)	(0.15)
From net realized gain	—	—	—	(0.01)	—
From return of capital	(0.04)	(0.11)	—	—	—
Total dividends and distributions	(0.36)	(0.37)	(0.39)	(0.61)	(0.15)
Redemption fees	—	—	—	0.00 3	—
Net asset value, at end of year	$9.45	$9.51	$9.10	$9.57	$10.16
Total investment return 4	3.24%	8.68%	(0.81)%	0.30%	3.15% 5
Supplemental Data and Ratios
Net assets, end of year (000’s)	$8,311	$8,018	$6,803	$5,461	$2,396
Ratio of total expenses (before reductions and reimbursements) to average net assets	2.09%	2.24%	2.50%	3.12%	4.97% 6
Ratio of net expenses to average net assets 7	1.70% 10	1.71% 8	1.80% 9	1.80% 9	1.80% 6, 9
Ratio of net investment income to average net assets	3.80%	3.91%	4.04%	3.60%	3.07% 6
Portfolio turnover rate	57.74%	47.06%	62.99%	63.17%	49.51% 5
1.
Fund commenced operations on September 16, 2013.

2.
Calculated using average shares outstanding.

3.
Amount rounds to less than $0.01 per share.

4.
Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

5.
Not annualized.

6.
Annualized for periods less than one full year.

7.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.75% as a percentage of average daily net assets.

8.
Net expenses reflect a one-time voluntary reimbursement to the Fund during the period in connection with a change to the fee waiver and/or expense reimbursement agreement.

9.
Net expenses reflect a previous fee waiver and/or expense reimbursement agreement.

10.
Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Global Floating Rate Fund
	Class I
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	FOR THE YEAR ENDED JUNE 30, 2016	FOR THE YEAR ENDED JUNE 30, 2015	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 1
Per Common Share Data
Net asset value, beginning of year	$9.56	$9.15	$9.62	$10.21	$10.00
Income from investment operations:
Net investment income 2	0.46	0.47	0.47	0.46	0.30
Net realized and unrealized gain (loss) on investments	(0.06)	0.40	(0.45)	(0.34)	0.10
Total increase from investment operations	0.40	0.87	0.02	0.12	0.40
Less dividends and distributions:
From net investment income	(0.41)	(0.32)	(0.49)	(0.70)	(0.19)
From net realized gain	—	—	—	(0.01)	—
From return of capital	(0.05)	(0.14)	—	—	—
Total dividends and distributions	(0.46)	(0.46)	(0.49)	(0.71)	(0.19)
Redemption fees	—	—	—	0.00 3	—
Net asset value, at end of year	$9.50	$9.56	$9.15	$9.62	$10.21
Total investment return 4	4.28%	9.74%	0.25%	1.34%	4.04% 5
Supplemental Data and Ratios
Net assets, end of year (000’s)	$18,370	$19,733	$19,903	$25,885	$32,772
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.03%	1.16%	1.29%	1.31%	1.52% 6
Ratio of net expenses to average net assets 7	0.71% 8	0.75%	0.75%	0.75%	0.75% 6
Ratio of net investment income to average net assets	4.78%	4.90%	5.07%	4.69%	3.72% 6
Portfolio turnover rate	57.74%	47.06%	62.99%	63.17%	49.51% 5
1.
Fund commenced operations on September 16, 2013.

2.
Calculated using average shares outstanding.

3.
Amount rounds to less than $0.01 per share.

4.
Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

5.
Not annualized.

6.
Annualized for periods less than one full year.

7.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.75% as a percentage of average daily net assets.

8.
Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Global Floating Rate Fund
	Class Y
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	FOR THE YEAR ENDED JUNE 30, 2016	FOR THE YEAR ENDED JUNE 30, 2015	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 1
Per Common Share Data
Net asset value, beginning of year	$9.56	$9.15	$9.62	$10.21	$10.00
Income from investment operations:
Net investment income 2	0.46	0.47	0.47	0.45	0.30
Net realized and unrealized gain (loss) on investments	(0.06)	0.40	(0.45)	(0.33)	0.10
Total increase from investment operations	0.40	0.87	0.02	0.12	0.40
Less dividends and distributions:
From net investment income	(0.41)	(0.32)	(0.49)	(0.70)	(0.19)
From net realized gain	—	—	—	(0.01)	—
From return of capital	(0.05)	(0.14)	—	—	—
Total dividends and distributions	(0.46)	(0.46)	(0.49)	(0.71)	(0.19)
Redemption fees	—	—	—	0.00 3	—
Net asset value, at end of year	$9.50	$9.56	$9.15	$9.62	$10.21
Total investment return 4	4.27%	9.73%	0.22%	1.28%	4.04% 5
Supplemental Data and Ratios
Net assets, end of year (000’s)	$172,736	$122,736	$125,957	$129,659	$66,999
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.01%	1.14%	1.27%	1.25%	1.53% 6
Ratio of net expenses to average net assets 7	0.71% 8	0.75%	0.75%	0.75%	0.75% 6
Ratio of net investment income to average net assets	4.79%	4.90%	5.08%	4.58%	3.80% 6
Portfolio turnover rate	57.74%	47.06%	62.99%	63.17%	49.51% 5
1.
Fund commenced operations on September 16, 2013.

2.
Calculated using average shares outstanding.

3.
Amount rounds to less than $0.01 per share.

4.
Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

5.
Not annualized.

6.
Annualized for periods less than one full year.

7.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.75% as a percentage of average daily net assets.

8.
Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Global Credit Income Opportunities Fund
	Class A
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	FOR THE YEAR ENDED JUNE 30, 2016	FOR THE YEAR ENDED JUNE 30, 2015	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 1
Per Common Share Data
Net asset value, beginning of year	$9.51	$8.80	$9.51	$10.45	$10.00
Income from investment operations:
Net investment income 2	0.49	0.55	0.56	0.54	0.40
Net realized and unrealized gain (loss) on investments	(0.19)	0.71	(0.66)	(0.57)	0.33
Total increase from investment operations	0.30	1.26	(0.10)	(0.03)	0.73
Less dividends and distributions:
From net investment income	(0.47)	(0.50)	(0.61)	(0.78)	(0.28)
From net realized gain	—	—	—	(0.13)	—
From return of capital	(0.02)	(0.05)	—	—	—
Total dividends and distributions	(0.49)	(0.55)	(0.61)	(0.91)	(0.28)
Redemption fees	—	—	—	0.00 3	—
Net asset value, at end of year	$9.32	$9.51	$8.80	$9.51	$10.45
Total investment return 4	3.24%	14.61%	(0.84)%	(0.11)%	7.30% 5
Supplemental Data and Ratios
Net assets, end of year (000’s)	$60,507	$26,904	$12,340	$12,718	$2,591
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.38%	1.56%	1.90%	1.98%	3.95% 6
Ratio of net expenses to average net assets 7	1.20%	1.20%	1.20%	1.20%	1.20% 6
Ratio of net investment income to average net assets	5.17%	5.83%	6.28%	5.46%	4.88% 6
Portfolio turnover rate	52.29%	48.69%	58.08%	84.65%	99.72% 5
1.
Fund commenced operations on September 16, 2013.

2.
Calculated using average shares outstanding.

3.
Amount rounds to less than $0.01 per share.

4.
Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

5.
Not annualized.

6.
Annualized for periods less than one full year.

7.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.20% as a percentage of average daily net assets.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Global Credit Income Opportunities Fund
	Class C
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	FOR THE YEAR ENDED JUNE 30, 2016	FOR THE YEAR ENDED JUNE 30, 2015	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 1
Per Common Share Data
Net asset value, beginning of year	$9.50	$8.79	$9.50	$10.45	$10.00
Income from investment operations:
Net investment income 2	0.42	0.48	0.49	0.47	0.35
Net realized and unrealized gain (loss) on investments	(0.19)	0.71	(0.65)	(0.58)	0.32
Total increase from investment operations	0.23	1.19	(0.16)	(0.11)	0.67
Less dividends and distributions:
From net investment income	(0.40)	(0.43)	(0.55)	(0.71)	(0.22)
From net realized gain	—	—	—	(0.13)	—
From return of capital	(0.02)	(0.05)	—	—	—
Total dividends and distributions	(0.42)	(0.48)	(0.55)	(0.84)	(0.22)
Redemption fees	—	—	—	0.00 3	—
Net asset value, at end of year	$9.31	$9.50	$8.79	$9.50	$10.45
Total investment return 4	2.47%	13.75%	(1.59)%	(0.93)%	6.75% 5
Supplemental Data and Ratios
Net assets, end of year (000’s)	$8,842	$6,628	$3,578	$3,579	$944
Ratio of total expenses (before reductions and reimbursements) to average net assets	2.21%	2.39%	2.91%	4.09%	10.50% 6
Ratio of net expenses to average net assets 7	1.95%	1.95%	1.95%	1.95%	1.95% 6
Ratio of net investment income to average net assets	4.44%	5.12%	5.50%	4.79%	4.39% 6
Portfolio turnover rate	52.29%	48.69%	58.08%	84.65%	99.72% 5
1.
Fund commenced operations on September 16, 2013.

2.
Calculated using average shares outstanding.

3.
Amount rounds to less than $0.01 per share.

4.
Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

5.
Not annualized.

6.
Annualized for periods less than one full year.

7.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.95% as a percentage of average daily net assets.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Global Credit Income Opportunities Fund
	Class I
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	FOR THE YEAR ENDED JUNE 30, 2016	FOR THE YEAR ENDED JUNE 30, 2015	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 1
Per Common Share Data
Net asset value, beginning of year	$9.50	$8.80	$9.51	$10.46	$10.00
Income from investment operations:
Net investment income 2	0.51	0.58	0.58	0.56	0.41
Net realized and unrealized gain (loss) on investments	(0.18)	0.70	(0.65)	(0.58)	0.35
Total increase from investment operations	0.33	1.28	(0.07)	(0.02)	0.76
Less dividends and distributions:
From net investment income	(0.49)	(0.52)	(0.64)	(0.80)	(0.30)
From net realized gain	—	—	—	(0.13)	—
From return of capital	(0.02)	(0.06)	—	—	—
Total dividends and distributions	(0.51)	(0.58)	(0.64)	(0.93)	(0.30)
Redemption fees	—	—	—	0.00 3	—
Net asset value, at end of year	$9.32	$9.50	$8.80	$9.51	$10.46
Total investment return 4	3.49%	14.90%	(0.61)%	0.05%	7.59% 5
Supplemental Data and Ratios
Net assets, end of year (000’s)	$21,788	$22,228	$24,689	$26,428	$26,406
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.13%	1.27%	1.54%	1.58%	1.83% 6
Ratio of net expenses to average net assets 7	0.95%	0.95%	0.95%	0.95%	0.95% 6
Ratio of net investment income to average net assets	5.45%	6.22%	6.54%	5.69%	5.02% 6
Portfolio turnover rate	52.29%	48.69%	58.08%	84.65%	99.72% 5
1.
Fund commenced operations on September 16, 2013.

2.
Calculated using average shares outstanding.

3.
Amount rounds to less than $0.01 per share.

4.
Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

5.
Not annualized.

6.
Annualized for periods less than one full year.

7.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.95% as a percentage of average daily net assets.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Global Credit Income Opportunities Fund
	Class Y
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	FOR THE YEAR ENDED JUNE 30, 2016	FOR THE YEAR ENDED JUNE 30, 2015	PERIOD FROM SEPTEMBER 16, 2013 THROUGH JUNE 30, 2014 1
Per Common Share Data
Net asset value, beginning of year	$9.50	$8.80	$9.51	$10.46	$10.00
Income from investment operations:
Net investment income 2	0.51	0.57	0.59	0.56	0.41
Net realized and unrealized gain (loss) on investments	(0.19)	0.71	(0.66)	(0.58)	0.35
Total increase from investment operations	0.32	1.28	(0.07)	(0.02)	0.76
Less dividends and distributions:
From net investment income	(0.49)	(0.52)	(0.64)	(0.80)	(0.30)
From net realized gain	—	—	—	(0.13)	—
From return of capital	(0.02)	(0.06)	—	—	—
Total dividends and distributions	(0.51)	(0.58)	(0.64)	(0.93)	(0.30)
Redemption fees	—	—	—	0.00 3	—
Net asset value, at end of year	$9.31	$9.50	$8.80	$9.51	$10.46
Total investment return 4	3.48%	14.90%	(0.61)%	0.05%	7.59% 5
Supplemental Data and Ratios
Net assets, end of year (000’s)	$140,362	$96,014	$58,312	$39,006	$33,885
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.14%	1.28%	1.55%	1.58%	1.84% 6
Ratio of net expenses to average net assets 7	0.95%	0.95%	0.95%	0.95%	0.95% 6
Ratio of net investment income to average net assets	5.43%	6.14%	6.56%	5.67%	5.04% 6
Portfolio turnover rate	52.29%	48.69%	58.08%	84.65%	99.72% 5
1.
Fund commenced operations on September 16, 2013.

2.
Calculated using average shares outstanding.

3.
Amount rounds to less than $0.01 per share.

4.
Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

5.
Not annualized.

6.
Annualized for periods less than one full year.

7.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.95% as a percentage of average daily net assets.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Global High Yield Fund
	Class A
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM OCTOBER 30, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.44	$10.05	$10.00
Income from investment operations:
Net investment income 2	0.60	0.64	0.38
Net realized and unrealized gain on investments	(0.41)	0.77	0.05
Total increase from investment operations	0.19	1.41	0.43
Less dividends and distributions:
From net investment income	(0.60)	(0.64)	(0.38)
From net realized gain	(0.25)	(0.38)	–
Net asset value, at end of year	(0.85)	(1.02)	(0.38)
Net asset value, at end of year	$9.78	$10.44	$10.05
Total investment return 3	1.79%	14.61%	4.45% 4
Supplemental Data and Ratios
Net assets, end of year (000’s)	$106	$111	$101
Ratio of total expenses (before reductions and reimbursements) to average net assets	6.55%	6.27%	7.14% 5
Ratio of net expenses to average net assets 6	1.05%	1.05%	1.04% 5
Ratio of net investment income to average net assets	5.89%	6.20%	5.83% 5
Portfolio turnover rate	65.26%	87.34%	83.24% 4
1.
Fund commenced operations on October 30, 2015.

2.
Calculated using average shares outstanding.

3.
Total investment return calculation does not consider the effects of any sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

4.
Not annualized.

5.
Annualized for periods less than one full year.

6.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.05% as a percentage of average daily net assets.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Global High Yield Fund
	Class C
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM OCTOBER 30, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.44	$10.05	$10.00
Income from investment operations:
Net investment income 2	0.52	0.56	0.33
Net realized and unrealized gain on investments	(0.41)	0.77	0.05
Total increase from investment operations	0.11	1.33	0.38
Less dividends and distributions:
From net investment income	(0.52)	(0.56)	(0.33)
From net realized gain	(0.25)	(0.38)	–
Total dividends and distributions	(0.77)	(0.94)	(0.33)
Net asset value, at end of year	$9.78	$10.44	$10.05
Total investment return 3	1.04%	13.75%	3.94% 4
Supplemental Data and Ratios
Net assets, end of year (000’s)	$197	$247	$101
Ratio of total expenses (before reductions and reimbursements) to average net assets	4.80%	4.94%	7.89% 5
Ratio of net expenses to average net assets 6	1.80%	1.80%	1.78% 5
Ratio of net investment income to average net assets	5.14%	5.40%	5.09% 5
Portfolio turnover rate	65.26%	87.34%	83.24% 4
1.
Fund commenced operations on October 30, 2015.

2.
Calculated using average shares outstanding.

3.
Total investment return calculation does not consider the effects of any sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

4.
Not annualized.

5.
Annualized for periods less than one full year.

6.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.80% as a percentage of average daily net assets.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Global High Yield Fund
	Class I
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM OCTOBER 30, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.44	$10.05	$10.00
Income from investment operations:
Net investment income 2	0.63	0.67	0.39
Net realized and unrealized gain on investments	(0.41)	0.77	0.05
Total increase from investment operations	0.22	1.44	0.44
Less dividends and distributions:
From net investment income	(0.63)	(0.67)	(0.39)
From net realized gain	(0.25)	(0.38)	–
Total dividends and distributions	(0.88)	(1.05)	(0.39)
Net asset value, at end of year	$9.78	$10.44	$10.05
Total investment return 3	2.05%	14.90%	4.62% 4
Supplemental Data and Ratios
Net assets, end of year (000’s)	$12,130	$12,947	$12,466
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.53%	1.53%	1.51% 5
Ratio of net expenses to average net assets 6	0.80%	0.80%	0.79% 5
Ratio of net investment income to average net assets	6.14%	6.46%	6.08% 5
Portfolio turnover rate	65.26%	87.34%	83.24% 4
1.
Fund commenced operations on October 30, 2015.

2.
Calculated using average shares outstanding.

3.
Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

4.
Not annualized.

5.
Annualized for periods less than one full year.

6.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.80% as a percentage of average daily net assets.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Global High Yield Fund
	Class Y
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM OCTOBER 30, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.44	$10.05	$10.00
Income from investment operations:
Net investment income 2	0.63	0.67	0.39
Net realized and unrealized gain on investments	(0.41)	0.77	0.05
Total increase from investment operations	0.22	1.44	0.44
Less dividends and distributions:
From net investment income	(0.63)	(0.67)	(0.39)
From net realized gain	(0.25)	(0.38)	–
Total dividends and distributions	(0.88)	(1.05)	(0.39)
Net asset value, at end of year	$9.78	$10.44	$10.05
Total investment return 3	2.05%	14.90%	4.62% 4
Supplemental Data and Ratios
Net assets, end of year (000’s)	$12,393	$14,535	$12,604
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.53%	1.53%	1.51% 5
Ratio of net expenses to average net assets 6	0.80%	0.80%	0.79% 5
Ratio of net investment income to average net assets	6.14%	6.45%	6.08% 5
Portfolio turnover rate	62.26%	87.34%	83.24% 4
1.
Fund commenced operations on October 30, 2015.

2.
Calculated using average shares outstanding.

3.
Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

4.
Not annualized.

5.
Annualized for periods less than one full year.

6.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.80% as a percentage of average daily net assets.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

U.S. High Yield Fund
	Class A
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM OCTOBER 30, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.59	$10.14	$10.00
Income from investment operations:
Net investment income 2	0.61	0.65	0.39
Net realized and unrealized gain on investments	(0.47)	0.65	0.13
Total increase from investment operations	0.14	1.30	0.52
Less dividends and distributions:
From net investment income	(0.61)	(0.66)	(0.38)
From net realized gain	(0.30)	(0.19)	–
Total dividends and distributions	(0.91)	(0.85)	(0.38)
Net asset value, at end of year	$9.82	$10.59	$10.14
Total investment return 3	1.32%	13.13%	5.36% 4
Supplemental Data and Ratios
Net assets, end of year (000’s)	$2,918	$2,633	$206
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.71%	1.82%	5.47% 5
Ratio of net expenses to average net assets 6	1.00%	1.00%	0.99% 5
Ratio of net investment income to average net assets	5.92%	6.21%	5.93% 5
Portfolio turnover rate	43.75%	71.57%	77.52% 4
1.
Fund commenced operations on October 30, 2015.

2.
Calculated using average shares outstanding.

3.
Total investment return calculation does not consider the effects of any sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

4.
Not annualized.

5.
Annualized for periods less than one full year.

6.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.00% as a percentage of average daily net assets.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

U.S. High Yield Fund
	Class C
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM OCTOBER 30, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.59	$10.14	$10.00
Income from investment operations:
Net investment income 2	0.53	0.58	0.33
Net realized and unrealized gain on investments	(0.47)	0.64	0.14
Total increase from investment operations	0.06	1.22	0.47
Less dividends and distributions:
From net investment income	(0.53)	(0.58)	(0.33)
From net realized gain	(0.30)	(0.19)	–
Total dividends and distributions	(0.83)	(0.77)	(0.33)
Net asset value, at end of year	$9.82	$10.59	$10.14
Total investment return 3	0.61%	12.24%	4.85% 4
Supplemental Data and Ratios
Net assets, end of year (000’s)	$98	$118	$101
Ratio of total expenses (before reductions and reimbursements) to average net assets	6.43%	6.18%	7.30% 6
Ratio of net expenses to average net assets 5	1.75%	1.75%	1.73% 6
Ratio of net investment income to average net assets	5.17%	5.50%	5.08% 6
Portfolio turnover rate	43.75%	71.57%	77.52% 4
1.
Fund commenced operations on October 30, 2015.

2.
Calculated using average shares outstanding.

3.
Total investment return calculation does not consider the effects of any sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

4.
Not annualized.

5.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.75% as a percentage of average daily net assets.

6.
Annualized for periods less than one full year.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

U.S. High Yield Fund
	Class I
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM OCTOBER 30, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.59	$10.14	$10.00
Income from investment operations:
Net investment income 2	0.63	0.68	0.40
Net realized and unrealized gain on investments	(0.47)	0.64	0.13
Total increase from investment operations	0.16	1.32	0.53
Less dividends and distributions:
From net investment income	(0.63)	(0.68)	(0.39)
From net realized gain	(0.30)	(0.19)	–
Total dividends and distributions	(0.93)	(0.87)	(0.39)
Net asset value, at end of year	$9.82	$10.59	$10.14
Total investment return 3	1.61%	13.36%	5.53% 4
Supplemental Data and Ratios
Net assets, end of year (000’s)	$14,816	$15,720	$14,863
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.28%	1.36%	1.38% 5
Ratio of net expenses to average net assets 6	0.75%	0.75%	0.74% 5
Ratio of net investment income to average net assets	6.16%	6.50%	6.11% 5
Portfolio turnover rate	43.75%	71.57%	77.52% 4
1.
Fund commenced operations on October 30, 2015.

2.
Calculated using average shares outstanding.

3.
Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

4.
Not annualized.

5.
Annualized for periods less than one full year.

6.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.75% as a percentage of average daily net assets.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

U.S. High Yield Fund
	Class Y
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM OCTOBER 30, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.58	$10.14	$10.00
Income from investment operations:
Net investment income 2	0.62	0.68	0.39
Net realized and unrealized gain on investments	(0.45)	0.63	0.14
Total increase from investment operations	0.17	1.31	0.53
Less dividends and distributions:
From net investment income	(0.63)	(0.68)	(0.39)
From net realized gain	(0.30)	(0.19)	–
Total dividends and distributions	(0.93)	(0.87)	(0.39)
Net asset value, at end of year	$9.82	$10.58	$10.14
Total investment return 3	1.61%	13.35%	5.52% 4
Supplemental Data and Ratios
Net assets, end of year (000’s)	$39,176	$14,631	$12,675
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.25%	1.36%	1.42% 5
Ratio of net expenses to average net assets 6	0.75%	0.75%	0.74% 5
Ratio of net investment income to average net assets	6.09%	6.50%	6.06% 5
Portfolio turnover rate	43.75%	71.57%	77.52% 4
1.
Fund commenced operations on October 30, 2015.

2.
Calculated using average shares outstanding.

3.
Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

4.
Not annualized.

5.
Annualized for periods less than one full year.

6.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.75% as a percentage of average daily net assets.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Active Short Duration Bond Fund
	Class A
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM JULY 8, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.01	$9.98	$10.00
Income from investment operations:
Net investment income 2	0.21	0.17	0.15
Net realized and unrealized loss on investments	(0.10)	0.03	(0.03) 3
Total increase from investment operations	0.11	0.20	0.12
Less dividends and distributions:
From net investment income	(0.21)	(0.17)	(0.14)
From net realized gain	(0.03)	(0.00) 4	–
Total dividends and distributions	(0.24)	(0.17)	(0.14)
Net asset value, at end of year	$9.88	$10.01	$9.98
Total investment return 5	1.10%	2.12%	1.17% 6
Supplemental Data and Ratios
Net assets, end of year (000’s)	$177,020	$119,189	$39,992
Ratio of total expenses (before reductions and reimbursements) to average net assets	0.94%	1.06%	1.18% 7
Ratio of net expenses to average net assets 8	0.65%	0.65%	0.65% 7
Ratio of net investment income to average net assets	2.15%	1.72%	1.51% 7
Portfolio turnover rate	53.33%	88.52%	218.67% 6
1.
Fund commenced operations on July 8, 2015.

2.
Calculated using average shares outstanding.

3.
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

4.
Amount rounds to less than $0.01 per share.

5.
Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

6.
Not annualized.

7.
Annualized for periods less than one full year.

8.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.65% as a percentage of average daily net assets.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Active Short Duration Bond Fund
	Class C
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM JULY 8, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.01	$9.97	$10.00
Income from investment operations:
Net investment income 2	0.19	0.19	0.07
Net realized and unrealized loss on investments	(0.11)	0.05	(0.03) 3
Total increase from investment operations	0.08	0.24	0.04
Less dividends and distributions:
From net investment income	(0.19)	(0.20)	(0.07)
From net realized gain	(0.03)	(0.00) 4	—
Total dividends and distributions	(0.22)	(0.20)	(0.07)
Net asset value, at end of year	$9.87	$10.01	$9.97
Total investment return 5	0.84%	2.41%	0.39% 6
Supplemental Data and Ratios
Net assets, end of year (000’s)	$1,139	$236	$257
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.95%	3.09% 8	5.44% 9, 7
Ratio of net expenses to average net assets 10	0.90%	0.40% 8	1.40% 9, 7
Ratio of net investment income to average net assets	1.92%	1.94% 8	0.71% 9, 7
Portfolio turnover rate	53.33%	88.52%	218.67% 6
1.
Fund commenced operations on July 8, 2015.

2.
Calculated using average shares outstanding.

3.
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

4.
Amount rounds to less than $0.01 per share.

5.
Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

6.
Not annualized.

7.
Annualized for periods less than one full year.

8.
Expenses shown reflect a reimbursement to the Fund during the period for the overaccrual of 12b-1 fees made during and prior to the period.

9.
Expenses shown reflect an overaccrual of 12b-1 fees for the period of  $1,478 or 0.50% of average net assets over the period. Subsequent to the period, the Fund was reimbursed for the overaccrued amount.

10.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.90% as a percentage of average daily net assets.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Active Short Duration Bond Fund
	Class I
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM JULY 8, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.01	$9.97	$10.00
Income from investment operations:
Net investment income 2	0.24	0.18	0.16
Net realized and unrealized loss on investments	(0.10)	0.06	(0.03) 3
Total increase from investment operations	0.14	0.24	0.13
Less dividends and distributions:
From net investment income	(0.24)	(0.20)	(0.16)
From net realized gain	(0.03)	(0.00) 4	—
Total dividends and distributions	(0.27)	(0.20)	(0.16)
Net asset value, at end of year	$9.88	$10.01	$9.97
Total investment return 5	1.39%	2.44%	1.35% 6
Supplemental Data and Ratios
Net assets, end of year (000’s)	$300	$100	$5,971
Ratio of total expenses (before reductions and reimbursements) to average net assets	3.07%	1.67%	0.96% 7
Ratio of net expenses to average net assets 8	0.40%	0.40%	0.44% 7
Ratio of net investment income to average net assets	2.39%	1.84%	1.67% 7
Portfolio turnover rate	53.33%	88.52%	218.67% 6
1.
Fund commenced operations on July 8, 2015.

2.
Calculated using average shares outstanding.

3.
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

4.
Amount rounds to less than $0.01 per share.

5.
Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

6.
Not annualized.

7.
Annualized for periods less than one full year.

8.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.40% as a percentage of average daily net assets.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Active Short Duration Bond Fund
	Class Y
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM JULY 8, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.01	$9.97	$10.00
Income from investment operations:
Net investment income 2	0.24	0.20	0.17
Net realized and unrealized loss on investments	(0.11)	0.04	(0.04) 3
Total increase from investment operations	0.13	0.24	0.13
Less dividends and distributions:
From net investment income	(0.24)	(0.20)	(0.16)
From net realized gain	(0.03)	(0.00) 4	–
Total dividends and distributions	(0.27)	(0.20)	(0.16)
Net asset value, at end of year	$9.87	$10.01	$9.97
Total investment return 5	1.35%	2.38%	1.36% 6
Supplemental Data and Ratios
Net assets, end of year (000’s)	$252,325	$204,464	$109,645
Ratio of total expenses (before reductions and reimbursements) to average net assets	0.70%	0.82%	0.87% 7
Ratio of net expenses to average net assets 8	0.40%	0.40%	0.41% 7
Ratio of net investment income to average net assets	2.39%	1.97%	1.73% 7
Portfolio turnover rate	53.33%	88.52%	218.67% 6
1.
Fund commenced operations on July 8, 2015.

2.
Calculated using average shares outstanding.

3.
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

4.
Amount rounds to less than $0.01 per share.

5.
Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

6.
Not annualized.

7.
Annualized for periods less than one full year.

8.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.40% as a percentage of average daily net assets.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Total Return Bond Fund
	Class A
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM JULY 8, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.08	$10.18	$10.00
Income from investment operations:
Net investment income 2	0.27	0.25	0.25
Net realized and unrealized gain on investments	(0.28)	(0.09)	0.20
Total increase from investment operations	(0.01)	(0.16)	0.45
Less dividends and distributions:
From net investment income	(0.29)	(0.26)	(0.25)
From net realized gain	–	–	(0.02)
From return of capital	(0.01)	–	–
Total dividends and distributions	(0.30)	(0.26)	(0.27)
Net asset value, at end of year	$9.77	$10.08	$10.18
Total investment return 3	(0.12)%	1.65%	4.63% 4
Supplemental Data and Ratios
Net assets, end of year (000’s)	$207	$218	$211
Ratio of total expenses (before reductions and reimbursements) to average net assets	3.72%	3.52%	5.60% 5
Ratio of net expenses to average net assets 6, 7	0.80%	0.80%	0.80% 5
Ratio of net investment income to average net assets	2.70%	2.49%	2.52% 5
Portfolio turnover rate	172.39%	242.55%	434.37% 4
1.
Fund commenced operations on July 8, 2015.

2.
Calculated using average shares outstanding.

3.
Total investment return calculation does not consider the effects of any sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

4.
Not annualized.

5.
Annualized for periods less than one full year.

6.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.80% as a percentage of average daily net assets.

7.
Ratio of net expenses to average net assets does not include expenses of the underlying fund which the Fund invests.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Total Return Bond Fund
	Class C
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM JULY 8, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.08	$10.18	$10.00
Income from investment operations:
Net investment income 2	0.19	0.17	0.17
Net realized and unrealized gain on investments	(0.27)	(0.08)	0.21
Total increase from investment operations	(0.08)	0.09	0.38
Less dividends and distributions:
From net investment income	(0.22)	(0.19)	(0.18)
From net realized gain	–	–	(0.02)
From return of capital	(0.01)	–	–
Total dividends and distributions	(0.23)	(0.19)	(0.20)
Net asset value, at end of year	$9.77	$10.08	$10.18
Total investment return 3	(0.87)%	0.89%	3.87% 4
Supplemental Data and Ratios
Net assets, end of year (000’s)	$196	$202	$204
Ratio of total expenses (before reductions and reimbursements) to average net assets	4.60%	4.41%	6.38% 5
Ratio of net expenses to average net assets 6, 7	1.55%	1.55%	1.55% 5
Ratio of net investment income to average net assets	1.95%	1.74%	1.77% 5
Portfolio turnover rate	172.39%	242.55%	434.37% 4
1.
Fund commenced operations on July 8, 2015.

2.
Calculated using average shares outstanding.

3.
Total investment return calculation does not consider the effects of any sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

4.
Not annualized.

5.
Annualized for periods less than one full year.

6.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.55% as a percentage of average daily net assets.

7.
Ratio of net expenses to average net assets does not include expenses of the underlying fund which the Fund invests.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Total Return Bond Fund
	Class I
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM JULY 8, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.08	$10.18	$10.00
Income from investment operations:
Net investment income 2	0.29	0.28	0.27
Net realized and unrealized gain on investments	(0.27)	(0.09)	0.20
Total increase from investment operations	0.02	(0.19)	0.47
Less dividends and distributions:
From net investment income	(0.32)	(0.29)	(0.27)
From net realized gain	–	–	(0.02)
From return of capital	(0.01)	–	–
Total dividends and distributions	(0.33)	(0.29)	(0.29)
Net asset value, at end of year	$9.77	$10.08	$10.18
Total investment return 3	0.13%	1.90%	4.89% 4
Supplemental Data and Ratios
Net assets, end of year (000’s)	$12,070	$12,457	$12,582
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.30%	1.36%	1.37% 5
Ratio of net expenses to average net assets 6 , 7	0.55%	0.55%	0.55% 5
Ratio of net investment income to average net assets	2.94%	2.74%	2.77% 5
Portfolio turnover rate	172.39%	242.55%	434.37% 4
1.
Fund commenced operations on July 8, 2015.

2.
Calculated using average shares outstanding.

3.
Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

4.
Not annualized.

5.
Annualized for periods less than one full year.

6.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.55% as a percentage of average daily net assets.

7.
Ratio of net expenses to average net assets does not include expenses of the underlying fund which the Fund invests.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Total Return Bond Fund
	Class Y
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM JULY 8, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.08	$10.18	$10.00
Income from investment operations:
Net investment income 2	0.29	0.27	0.27
Net realized and unrealized gain (loss) on investments	(0.27)	(0.08)	0.20
Total increase from investment operations	0.02	0.19	0.47
Less dividends and distributions:
From net investment income	(0.32)	(0.29)	(0.27)
From net realized gain	-	-	(0.02)
From return of capital	(0.01)	-	-
Total dividends and distributions	(0.33)	(0.29)	(0.29)
Net asset value, at end of year	$9.77	$10.08	$10.18
Total investment return 3	0.13%	1.90%	4.89% 4
Supplemental Data and Ratios
Net assets, end of year (000’s)	$16,414	$17,478	$13,011
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.33%	1.36%	1.36% 5
Ratio of net expenses to average net assets 6, 7	0.55%	0.55%	0.55% 5
Ratio of net investment income to average net assets	2.95%	2.72%	2.77% 5
Portfolio turnover rate	172.39%	242.55%	434.37% 4
1.
Fund commenced operations on July 8, 2015.

2.
Calculated using average shares outstanding.

3.
Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

4.
Not annualized.

5.
Annualized for periods less than one full year.

6.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.55% as a percentage of average daily net assets.

7.
Ratio of net expenses to average net assets does not include expenses of the underlying fund which the Fund invests.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Emerging Markets Debt Blended Total Return Fund
	Class A
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM OCTOBER 21, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.55	$9.90	$10.00
Income from investment operations:
Net investment income 2	0.45	0.42	0.43
Net realized and unrealized gain (loss) on investments	(0.64)	0.73	(0.19)
Total increase from investment operations	(0.19)	1.15	0.24
Less dividends and distributions:
From net investment income	(0.55)	(0.50)	(0.34)
From net realized gain	(0.30)	–	(0.00) 3
Total dividends and distributions	(0.85)	(0.50)	(0.34)
Net asset value, at end of year	$9.51	$10.55	$9.90
Total investment return 4	(2.21)%	11.94%	2.62% 5
Supplemental Data and Ratios
Net assets, end of year (000’s)	$566	$211	$198
Ratio of total expenses (before reductions and reimbursements) to average net assets	3.63%	5.77%	6.82% 6
Ratio of net expenses to average net assets 7	1.11% 8	1.15% 8	1.16% 6
Ratio of net investment income to average net assets	4.33%	4.17%	6.52% 6
Portfolio turnover rate	51.95%	55.66%	83.26% 5
1.
Fund commenced operations on October 21, 2015.

2.
Calculated using average shares outstanding.

3.
Amount rounds to less than $0.01 per share.

4.
Total investment return calculation does not consider the effects of any sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

5.
Not annualized.

6.
Annualized for periods less than one full year.

7.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.20% as a percentage of average daily net assets.

8.
Net expenses reflect voluntary reimbursements to prevent a negative yield.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Emerging Markets Debt Blended Total Return Fund
	Class C
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM OCTOBER 21, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.55	$9.90	$10.00
Income from investment operations:
Net investment income 2	0.48	0.35	0.38
Net realized and unrealized gain (loss) on investments	(0.74)	0.73	(0.19)
Total increase from investment operations	(0.26)	1.08	0.19
Less dividends and distributions:
From net investment income	(0.48)	(0.43)	(0.29)
From net realized gain	(0.30)	–	(0.00) 3
Total dividends and distributions	(0.78)	(0.43)	(0.29)
Net asset value, at end of year	$9.51	$10.55	$9.90
Total investment return 4	(2.90)%	11.11%	2.10% 5
Supplemental Data and Ratios
Net assets, end of year (000’s)	$277	$222	$198
Ratio of total expenses (before reductions and reimbursements) to average net assets	5.85%	6.47%	7.57% 6
Ratio of net expenses to average net assets 7	1.85% 8	1.89% 8	1.90% 6
Ratio of net investment income to average net assets	4.63%	3.44%	5.79% 6
Portfolio turnover rate	51.95%	55.66%	83.26% 5
1.
Fund commenced operations on October 21, 2015.

2.
Calculated using average shares outstanding.

3.
Amount rounds to less than $0.01 per share.

4.
Total investment return calculation does not consider the effects of any sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

5.
Not annualized.

6.
Annualized for periods less than one full year.

7.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 1.95% as a percentage of average daily net assets.

8.
Net expenses reflect voluntary reimbursements to prevent a negative yield.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Emerging Markets Debt Blended Total Return Fund
	Class I
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM OCTOBER 21, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.55	$9.90	$10.00
Income from investment operations:
Net investment income 2	0.54	0.45	0.45
Net realized and unrealized gain (loss) on investments	(0.70)	0.73	(0.19)
Total increase from investment operations	(0.16)	1.18	0.26
Less dividends and distributions:
From net investment income	(0.58)	(0.53)	(0.36)
From net realized gain	(0.30)	–	(0.00) 3
Total dividends and distributions	(0.88)	(0.53)	(0.36)
Net asset value, at end of year	$9.51	$10.55	$9.90
Total investment return 4	(1.94)%	12.22%	2.79% 5
Supplemental Data and Ratios
Net assets, end of year (000’s)	$22,650	$5,063	$4,753
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.94%	2.76%	2.58% 6
Ratio of net expenses to average net assets 7	0.80% 8	0.90% 8	0.92% 6
Ratio of net investment income to average net assets	5.31%	4.42%	6.77% 6
Portfolio turnover rate	51.95%	55.66%	83.26% 5
1.
Fund commenced operations on October 21, 2015.

2.
Calculated using average shares outstanding.

3.
Amount rounds to less than $0.01 per share.

4.
Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

5.
Not annualized.

6.
Annualized for periods less than one full year.

7.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.95% as a percentage of average daily net assets.

8.
Net expenses reflect voluntary reimbursements to prevent a negative yield.

Barings Funds Trust Prospectus
FINANCIAL HIGHLIGHTS

Emerging Markets Debt Blended Total Return Fund
	Class Y
	FOR THE YEAR ENDED JUNE 30, 2018	FOR THE YEAR ENDED JUNE 30, 2017	PERIOD FROM OCTOBER 21, 2015 THROUGH JUNE 30, 2016 1
Per Common Share Data
Net asset value, beginning of year	$10.55	$9.90	$10.00
Income from investment operations:
Net investment income 2	0.55	0.45	0.45
Net realized and unrealized gain (loss) on investments	(0.71)	0.73	(0.19)
Total increase from investment operations	(0.16)	1.18	0.26
Less dividends and distributions:
From net investment income	(0.58)	(0.53)	(0.36)
From net realized gain	(0.30)	–	(0.00) 3
Total dividends and distributions	(0.88)	(0.53)	(0.36)
Net asset value, at end of year	$9.51	$10.55	$9.90
Total investment return 4	(1.94)%	12.22%	2.79% 5
Supplemental Data and Ratios
Net assets, end of year (000’s)	$23,122	$5,340	$4,754
Ratio of total expenses (before reductions and reimbursements) to average net assets	1.95%	2.77%	2.58% 6
Ratio of net expenses to average net assets 7	0.80% 8	0.90% 8	0.92% 6
Ratio of net investment income to average net assets	5.38%	4.43%	6.77% 6
Portfolio turnover rate	51.95%	55.66%	83.26% 5
1.
Fund commenced operations on October 21, 2015.

2.
Calculated using average shares outstanding.

3.
Amount rounds to less than $0.01 per share.

4.
Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

5.
Not annualized.

6.
Annualized for periods less than one full year.

7.
The Adviser has agreed to waive and/or reimburse certain fees and/or expense so that, on an annualized basis, such expenses incurred will not exceed 0.95% as a percentage of average daily net assets.

8.
Net expenses reflect voluntary reimbursements to prevent a negative yield.

Barings Funds Trust Prospectus
Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers

Specific intermediaries may have different policies and procedures regarding the availability of sales charge reductions and waivers, which are discussed below. In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s financial intermediary at the time of purchase of any relationship or other facts qualifying the shareholder for sales charge reductions or waivers. For sales charge reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive such reductions or waivers.
MORGAN STANLEY
Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A Shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund’s Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•
Shares purchased through a Morgan Stanley self-directed brokerage account

•
Class C (i.e., level-load) Shares that are no longer subject to a contingent deferred sales charge and are converted to Class A Shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge

MERRILL LYNCH
Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
•
Employer-sponsored retirement, deferred compensation and employee benefits plans (including health savings accounts) and trusts used to fund those plans, provided that the plan is a group plan (more than one participant), the shares are not held in a commission-based brokerage account and shares are held at a plan level or at the fund level through an omnibus account of retirement plan record-keeper

•
Shares purchased by a 529 Plan that charges sales loads directly to participants outside of the mutual funds included as investment options in the Plan

•
Shares purchased through a Merrill Lynch-affiliated investment advisory program

•
Shares purchased by third party investment advisors on behalf of their advisory clients through the intermediary's (Merrill Lynch’s) platform

•
Shares of funds purchased through an intermediary (Merrill Lynch) platform, where the fund group has a selling agreement in place that comtemplates such load waiver

•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

Barings Funds Trust Prospectus
Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers

•
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•
Employees and registered representatives of Merrill Lynch or its affiliates and their family members, provided the waiver is requested by the purchaser at the time of each purchase

•
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this Prospectus, provided the waiver is requested by the purchaser at the time of each purchase

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A, B, and C Shares available at Merrill Lynch
•
Death or disability of the shareholder

•
Shares sold as part of a systematic withdrawal plan as described in this Prospectus

•
Return of excess contributions from an IRA Account

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•
Shares sold to pay intermediary (Merrill Lynch) fees and initiated by the intermediary (Merrill Lynch)

•
There will be no CDSC charged on the sale of shares acquired through a right of restatement

•
Shares sold and exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)

Other Discounts available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent
•
Breakpoints as described in this Prospectus

•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•
Letters of Intent (LOI) are available for purchases within fund families that agree to offer LOIs and disclose such to Merrill Lynch. LOIs allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time

300 South Tryon Street
Charlotte, NC 28202
1-855-439-5459

BARINGS FUNDS TRUST
Barings Global Floating Rate Fund
Barings Global Credit Income Opportunities Fund
Barings Global High Yield Fund
Barings U.S. High Yield Fund
Barings Active Short Duration Bond Fund
Barings Total Return Bond Fund
Barings Emerging Markets Debt Blended Total Return Fund
Barings Global Emerging Markets Equity Fund
More information about Barings Global Floating Rate Fund, Barings Global Credit Income Opportunities Fund, Barings Global High Yield Fund, Barings U.S. High Yield Fund, Barings Active Short Duration Bond Fund, Barings Total Return Bond Fund, Barings Emerging Markets Debt Blended Total Return Fund and Barings Global Emerging Markets Equity Fund (the “Funds”), each an investment portfolio of Barings Funds Trust (the “Trust”), is available without charge upon request through the following:
Statement of Additional Information (SAI): The SAI, as it may be amended or supplemented from time to time, includes more detailed information about the Funds and is available, free of charge, on the Funds’ website at http://www.barings.com/funds/mutual-funds. The SAI is on file with the SEC and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.
Annual and Semi-Annual Reports: Additional information about Barings Global Floating Rate Fund's, Barings Global Credit Income Opportunities Fund's, Barings Global High Yield Fund's, Barings U.S. High Yield Fund's, Barings Active Short Duration Bond Fund's, Barings Total Return Bond Fund's and Barings Emerging Markets Debt Blended Total Return Fund's investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders, which are available, free of charge, on the Funds’ website at http://www.barings.com/funds/mutual-funds and for Barings Global Emerging Markets Equity Fund, which will be available in March 2019. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last year.
To Obtain More Information:
By Internet: http://www.barings.com/funds/mutual-funds
By Telephone: 1-855-439-5459
By Regular Mail:	For Overnight Mail:
Barings Funds Trust c/o ALPS Fund Services, Inc. Attn: Transfer Agent P.O. Box 1920 Denver, CO 80201	Barings Funds Trust c/o ALPS Fund Services, Inc. 1290 Broadway Street, Suite 1100 Denver, CO 80203

From the SEC:
You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the Funds, from the EDGAR Database on the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-1520
The Trust’s Investment Company Act
Registration Number: 811-22845

Statement of Additional Information Dated November 1, 2018
BARINGS FUNDS TRUST
BARINGS GLOBAL FLOATING RATE FUND Class/Ticker: A/BXFAX, C/BXFCX, I/BXFIX, Y/BXFYX
BARINGS GLOBAL CREDIT INCOME OPPORTUNITIES FUND Class/Ticker: A/BXIAX, C/BXICX, I/BXITX, Y/BXIYX
BARINGS GLOBAL HIGH YIELD FUND Class/Ticker: A/BXGAX, C/BXGCX, I/BXGIX, Y/BXGYX
BARINGS U.S. HIGH YIELD FUND Class/Ticker: A/BXHAX, C/BXHCX, I/BXHIX, Y/BXHYX
BARINGS ACTIVE SHORT DURATION BOND FUND Class/Ticker: A/BXDAX, C/BXDCX, I/BXDIX, Y/BXDYX
BARINGS TOTAL RETURN BOND FUND Class/Ticker: A/BXTAX, C/BXTCX, I/BXTIX, Y/BXTYX
BARINGS EMERGING MARKETS DEBT BLENDED TOTAL RETURN FUND Class/Ticker: A/BXEAX, C/BXECX, I/BXEIX, Y/BXEYX
BARINGS EMERGING MARKETS LOCAL CURRENCY DEBT FUND Class/Ticker: A/BXLAX, C/BXLCX, I/BXLIX, Y/BXLYX
BARINGS GLOBAL EMERGING MARKETS EQUITY FUND Class/Ticker: A/BXQAX, C/BXQCX, I/BXQIX, Y/BXQYX
300 South Tryon Street
Charlotte, NC 28202
Telephone: 1-855-439-5459
This Statement of Additional Information (“SAI”) is not a prospectus but provides additional information that should be read in conjunction with the Barings Global Floating Rate Fund (“Global Floating Rate Fund”), Barings Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund”), Barings Global High Yield Fund (“Global High Yield Fund”), Barings U.S. High Yield Fund (“U.S. High Yield Fund”), Barings Active Short Duration Bond Fund (“Active Short Duration Bond Fund”), Barings Total Return Bond Fund (“Total Return Bond Fund”), Barings Emerging Markets Debt Blended Total Return Fund (“Emerging Markets Debt Blended Total Return Fund”), Barings Emerging Markets Local Currency Debt Fund (“Emerging Markets Local Currency Debt Fund”) and Barings Global Emerging Markets Equity Fund (“Global Emerging Markets Equity Fund”, each a “Fund” and together the “Funds”) Prospectuses, dated November 1, 2018, and any supplements thereto. The Funds' financial statements are incorporated into this SAI by reference to the Funds' most recent Annual Report to shareholders, with the exception of Global Emerging Markets Equity Fund which has not yet completed its first fiscal year. Copies of the Funds’ Prospectuses and Annual Report, for each of Global Floating Rate Fund, Global Credit Income Opportunities Fund, Global High Yield Fund, U.S. High Yield Fund, Active Short Duration Bond Fund, Total Return Bond Fund, Emerging Markets Debt Blended Total Return Fund and Emerging Markets Local Currency Debt Fund, are available upon request, and for Global Emerging Markets Equity Fund can be requested, when available, by calling the Funds at 1-855-439-5459, visiting the Funds’ website (http://www.barings.com/funds/mutual-funds) or writing to the Funds, at Barings Funds Trust, c/o ALPS Fund Services, Inc., Transfer Agent, P.O. Box 1920, Denver, CO 80201. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Funds’ Prospectuses.

i

THE FUNDS
Each of Emerging Markets Debt Blended Total Return Fund, Emerging Markets Local Currency Debt Fund and Global Emerging Markets Equity Fund, is a non-diversified series and each of Global Floating Rate Fund, Global Credit Income Opportunities Fund, Global High Yield Fund, U.S. High Yield Fund, Active Short Duration Bond Fund and Total Return Bond Fund is a diversified series of Barings Funds Trust (the “Trust”), an open-end management investment company organized as a Massachusetts business trust on May 3, 2013. Global Floating Rate Fund and Global Credit Income Opportunities Fund commenced operations on September 16, 2013. Active Short Duration Bond Fund and Total Return Bond Fund commenced operations on July 8, 2015. Emerging Markets Debt Blended Total Return Fund commenced operations on October 21, 2015. Global High Yield Fund and U.S. High Yield Fund commenced operations on October 30, 2015. Emerging Markets Local Currency Debt Fund commenced operations on December 8, 2015. Global Emerging Markets Equity Fund commenced operations on September 18, 2018. Each Fund offers four classes of shares: Class A, Class C, Class Y and Class I.
Barings LLC (“Barings” or the “Manager”) acts as investment manager to each of the Funds. Baring International Investment Limited (“BIIL” or the “Sub-Adviser”), an indirect, wholly-owned subsidiary of Barings, serves as a sub-adviser with respect to the day-to-day management of Global Emerging Markets Equity Fund and the European investments of the Global Floating Rate Fund, Global Credit Income Opportunities Fund, Global High Yield Fund and Emerging Markets Debt Blended Total Return Fund.
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DESCRIPTION OF PRINCIPAL INVESTMENT STRATEGIES AND RISKS
Global Floating Rate Fund seeks a high level of current income. Preservation of capital is a secondary goal. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income-producing floating rate debt securities, consisting of floating rate loans, bonds and notes, issued primarily by North American and Western European companies. For this purpose, debt instruments issued by issuers based in the Channel Islands, Cayman Islands and Bermuda are considered North American and Western European companies. Such instruments are primarily, at the time of purchase, rated below investment grade (commonly referred to as “junk bonds”) by at least one credit rating agency (below Baa3 by Moody’s Investors Services, Inc. (“Moody’s”) or below BBB- by either Standard & Poor’s Rating Services, a division of the McGraw-Hill Company, Inc. (“S&P”) or Fitch, Inc. (“Fitch”)) or unrated but determined by Barings (the “Manager”) or BIIL (the “Sub-Adviser”) to be of comparable quality. The Fund may invest in a wide range of income-producing floating rate loans, bonds and notes of issuers based in U.S. and non-U.S. markets, but invests primarily in senior secured loans of North American and Western European corporate issuers that are of below investment grade quality. Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of non-U.S. issuers (or, if less, at least the percentage of net assets that is 10 percentage points less than the percentage of the Fund’s benchmark, which is the market weighted average of the Credit Suisse Leveraged Loan Index and the Credit Suisse Western European Leveraged Loan Index, represented by non-U.S. issuers, as determined by the provider of the benchmark). A significant portion of the Fund’s investments in floating rate debt securities is denominated in a currency other than the U.S. dollar. Although the Fund’s investments in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to foreign currencies.
Global Credit Income Opportunities Fund seeks an absolute return, primarily through current income and secondarily through capital appreciation. The Fund is managed using an absolute return investment objective, which means that it is not managed relative to the performance of a specific bond index, but rather seeks to generate positive returns over the course of a full market cycle while managing volatility through security selection and possibly hedging to reduce overall exposure to credit and interest rate risk. The Fund seeks absolute total return through a combination of current income and capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in debt instruments (consisting of loans, bonds and notes). The Fund may invest in a wide range of debt instruments of issuers based in U.S. and non-U.S. markets, as well as over-the-counter and exchange-traded derivatives. Investments may be issued or guaranteed by governments and their agencies, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide a high total return over time. A significant portion of the Fund’s investments in debt instruments are denominated in a currency other than the U.S. dollar. Although the Fund’s investment in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to foreign currencies. Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of non-U.S. issuers (or, if less, at least the percentage of net assets that is 10 percentage points less than the percentage of the Bank of America/Merrill Lynch Global Non-Financial Developed Markets High Yield Constrained Index, represented by non-U.S issuers, as determined by the provider of the index). Although the Bank of America/Merrill Lynch Global Non-Financial Developed Markets High Yield Constrained Index is representative of the Fund's investable universe, the Fund does not seek to be correlated with that index.
Global High Yield Fund seeks to provide high current income generation and, where appropriate, capital appreciation. Under normal conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in below investment grade (“high yield”) fixed and floating rate corporate debt securities including bonds, notes and other fixed and floating rate income securities issued primarily by North American and Western European companies. For this purpose, debt instruments issued by issuers based in the Channel Islands, Cayman Islands and Bermuda will be considered North American and Western European companies. Such debt securities may be secured or unsecured, and, either senior or subordinated. Secured debt means that collateral has been pledged as security against default, while investors in senior debt instruments are legally entitled to be repaid ahead of investors in subordinated
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(i.e. non-senior) instruments issued by the same corporation. Derivative instruments that provide exposure to such high yield debt securities or have similar economic characteristics may be used to satisfy the Fund’s 80% policy. The Manager expects that such instruments will primarily, at the time of purchase, be rated below investment grade (commonly referred to as “junk bonds”) by at least one credit rating agency (below Baa3 by Moody’s or below BBB- by either S&P or Fitch) or unrated but determined by the Manager or BIIL, to be of comparable quality. The Fund may invest in high yield securities of any rating, including securities that are in default at the time of purchase. The Fund may also invest to a lesser extent in other types of debt instruments such as high yield securities issued in currencies other than U.S. dollar or European currencies by issuers outside North America or Europe, investment grade bonds, cash and near cash, deposits, money market instruments (such as short term commercial paper, bankers’ acceptances, bank notes, government securities, and certificates of deposit). The Fund will allocate its assets among various regions and countries (but in no less than three different countries). Under normal market conditions, the Fund intends to invest at least 40% of its net assets in securities of non-U.S. issuers (or, if less, at least the percentage of net assets that is 10 percentage points less than the percentage of the Fund’s benchmark, which is the Bank of America / Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index, represented by non-U.S. issuers of developed markets, as determined by the provider of the benchmark). A significant portion of the Fund’s investments in fixed and floating rate corporate debt securities will be denominated in a currency other than the U.S. dollar. Although the Fund’s investments in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, the Fund expects that, under normal market conditions, it will seek to hedge substantially all of its exposure to foreign currencies.
U.S. High Yield Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government or its agencies or instrumentalities. Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s or BBB- by either S&P or Fitch (using the lower rating) or, if unrated, determined by the Manager to be of comparable quality) and at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities of U.S. issuers. For purposes of determining whether securities held by a Fund are securities of a U.S. or foreign company, a company is considered to be a foreign company if the Manager or Sub-Adviser determines that the company’s securities trade on a market outside of the U.S., the company is headquartered or organized outside of the U.S., the company derives a majority of its revenues or profits outside of the U.S., or the company is significantly exposed to the economic fortunes and risks of regions outside the U.S. The Fund may also invest in convertible securities, preferred stocks, warrants, bank loans, and other fixed income securities, including Rule 144A securities, of both U.S. and foreign issuers. Currently, the Manager does not expect that the Fund will invest more than 20% of its total assets in bank loans. The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate bonds, government and agency issues, Rule 144A securities, convertible securities, bank loans, mortgage-backed, and asset-backed securities.
Active Short Duration Bond Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s or BBB- or higher by either S&P or Fitch or, if unrated, determined to be of comparable quality by the Manager). These typically include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, mortgage-backed, and other asset-backed securities. The Fund may also invest in below investment grade debt securities (rated below Baa3 by Moody’s and below BBB- by S&P and Fitch, or unrated but determined to be of comparable quality by the Manager, commonly referred to as “junk” or “high yield” bonds), including securities in default, and including bank loans; normally, 10% or less of the Fund’s total assets will be invested in below investment grade debt securities. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Manager
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considers that doing so would be consistent with the Fund’s investment objective. The Fund may invest in structured products (consisting of collateralized bond and loan obligations). The Fund may invest in (i) securities denominated in currencies of the emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations, and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. Emerging market countries are defined to include any country that did not become a member of the Organisation for Economic Cooperation and Development ("O.E.C.D.") prior to 1975 and Turkey. The Fund may invest in other investment companies, including affiliated investment companies.
Total Return Bond Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in fixed income securities. These typically include: U.S. dollar-denominated corporate obligations and bank loans, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, convertible bonds, mortgage-backed, and other asset-backed securities. The Fund may invest up to 25% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, convertible bonds, mortgage-backed, and other asset-backed securities. The Fund may also invest in non-U.S. dollar denominated high yield bonds, including bank loans, and may invest in securities subject to legal restrictions on resale. The Fund may invest in structured products (consisting of collateralized bond and loan obligations). The Fund may invest in (i) securities denominated in currencies of the emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations, and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. Emerging market countries are defined to include any country that did not become a member of the O.E.C.D. prior to 1975 and Turkey. The Fund may invest in other investment companies, including affiliated investment companies.
Emerging Markets Debt Blended Total Return Fund seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management, through high current income generation and, where appropriate, capital appreciation. The Fund will invest in debt securities, derivatives and other instruments that are economically tied to emerging market countries or countries with relatively low gross national product per capita and with the potential for rapid economic growth. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in (i) securities denominated in currencies of the emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations, and/or (iii) debt instruments, denominated in or based on the currencies, interest rates, or issues, of, emerging market countries. Emerging market countries are defined to include any country that did not become a member of the O.E.C.D. prior to 1975 and Turkey. Certain emerging market countries are referred to as “frontier” market countries. The Fund focuses its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund will invest in debt instruments of all types, including bonds, notes, U.S. and Group of Ten (commonly referred to as “G10”) country treasury obligations, sovereign issues, covered bonds, commercial paper and other fixed and floating rate income securities and are either secured or unsecured, and, either senior or subordinated. To a limited extent, the Fund may invest in (i) securities that are convertible into equity securities, (ii) equity securities (including warrants and common stock), (iii) certificates of deposit, (iv) bankers’ acceptances, and (v) loan participations and loan assignments which are un-securitized.
Emerging Markets Local Currency Debt Fund seeks long-term total return through investment in a diversified portfolio of emerging markets local currency-denominated debt securities. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in local currency-denominated debt instruments issued by emerging markets governments, and their quasi sovereign agencies (including supranational and sub-national government issuers). The Manager considers emerging market countries to include any country that did not become a member of the O.E.C.D. prior to 1975 and Turkey and intends to focus on those with relatively low gross national product per capita and the potential for rapid economic growth. The Manager will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange
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rates, monetary and fiscal policies, trade and current account balances, legal and political developments, and any other specific factors the Manager believes to be relevant. The Fund focuses its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may also invest in forwards and other derivative instruments that provide market exposure to such local currency fixed income instruments. The debt securities in which the Fund invests may be fixed or floating rate and may include corporate and supranational bonds and notes, government bonds, emerging markets sovereign issues, covered bonds, G10 country treasury obligations, mortgage, commercial mortgage and asset-backed securities, corporate debt and credit linked notes.
Global Emerging Markets Equity Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities of issuers that are economically tied to one or more emerging market countries. In general, countries may be considered emerging markets if they are included in any one of the Morgan Stanley Capital Index ("MSCI") emerging markets indices. For purposes of the 80% policy discussed above, a determination that an issuer is economically tied to an emerging market country is based on factors including, but not limited to, whether the issuer is incorporated or listed in one or more emerging market countries, has a significant proportion of its assets or other interests in one or more emerging market countries, or carries on its principal business in or from one or more emerging market countries. The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The securities may be listed on a U.S. or non-U.S. stock exchange or traded in U.S. or non-U.S. over-the-counter markets. In addition to common stocks, the Fund may also invest in other types of equity securities, such as depositary receipts (including American Depositary Receipts and Global Depositary Receipts) and participation rights. The Fund may also invest in fixed income securities and cash. The Fund may invest in different regions, countries, industries and sectors. Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries). The Fund may invest without limit in Russia and China. The Fund may invest directly or indirectly in China through China A-Shares or China B-Shares. The Fund anticipates obtaining its exposure to China through direct investment in China A-Shares listed on the Shanghai Stock Exchange and Shenzhen Stock Exchange via Stock Connect and through indirect exposure to China B-Shares via participation notes. In selecting investments for the Fund, the Fund's sub-adviser, Baring International Investment Limited, evaluates investment opportunities on a company-by-company basis. This approach includes seeking to identify growth potential unrecognized by market participants through the analysis of factors such as the company's future financial performance, business model and management style, while incorporating wider economic and social trends. The sub-adviser monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security. These factors may vary in particular cases and may change over time. The Fund has the flexibility to achieve certain exposures through derivative transactions, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities.
The following information supplements the discussion of the investment policies and strategies of each Fund described in its Prospectus. In pursuing its objective, each Fund invests as described in its Prospectus and as described below with respect to the following investment policies and strategies.
Bank Loans
A Fund may invest in floating and fixed rate loans issued by banks and other unaffiliated entities, which investments generally are issued directly by the borrower or in the form of loan participations or assignments purchased from banks and other financial institutions and institutional investments. The loans in which each Fund may invest may include, but are not limited to, secured loans that are senior (“first lien”) or subordinated (“second lien”) loans, and unsecured loans. Loans and other floating rate debt instruments are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to a Fund, a reduction in the value of the investment and a potential decrease in the net asset value of a Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. Interests in other bank loans may not be readily marketable
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and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price. In the event of bankruptcy of a borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a first or second lien loan. The collateral securing a first or second lien loan may lose all or substantially all of its value in the event of bankruptcy of a borrower. Some first or second lien loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of first or second lien loans, including, in certain circumstances, invalidating such loans or causing interest previously paid to be refunded to the borrower. If interest were required to be refunded, it could negatively affect a Fund’s performance. Participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it is likely that it will only be able to enforce its rights through the lender, and, therefore, it will assume the credit risk of both the lender and the borrower.
The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for some bank loan transactions may be significantly longer than the settlement period for other investments, and in some cases longer than seven days. Requirements to obtain the consent of the borrower and/or agent can delay or impede a Fund's ability to sell bank loans and can adversely affect the price that can be obtained. It is possible that sale proceeds from bank loan transactions will not be available to meet redemption obligations, in which case a Fund may be required to utilize cash balances or, if necessary, sell its more liquid investments or investments with shorter settlement periods. Some loans may not be considered “securities” for certain purposes under the federal securities laws, and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.
First Lien Loans. A Fund may invest in first lien loans. First lien loans hold a senior position in the capital structure of a borrower. For first lien loans, borrowers are typically corporations, partnerships and other business entities that operate in various industries and geographical regions, including foreign borrowers. First lien loans are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. The capital structure of a borrower may include first lien loans, senior and junior subordinated debt, preferred stock and common stock issued by the borrower, typically in descending order of seniority with respect to claims on the borrower’s assets. The proceeds of first lien loans primarily are used to finance highly leveraged transactions including leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, refinancings and internal growth and for other corporate purposes.
First lien loans in which a Fund may invest generally pay interest at rates, which are redetermined periodically by reference to a base lending rate, plus a premium. First lien loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. These base lending rates are primarily London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major U.S. banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. As floating rate loans, the frequency of how often a loan resets its interest rate will impact how closely such loans track current short term market interest rates. The first lien loans that a Fund may hold typically have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. As a result, as short-term interest rates increase, interest payable to a Fund from its investments in first lien loans should increase, and as short-term interest rates decrease, interest payable to a Fund from its investments in first lien loans should decrease. The Funds may utilize derivative instruments to shorten the effective interest rate redetermination period of first lien loans in its portfolio. First lien loans typically have a stated term of between one and ten years. In the experience of the Manager over the last decade, however, the average life of first lien loans has been two to four years because of prepayments.
Second Lien Loans and Other Debt Securities. A Fund may invest in loans, bonds and notes that have the same characteristics as first lien loans except that such loans are second in lien priority rather than first. Such second lien loans and securities typically have adjustable floating rate interest payments. Accordingly, the risks associated with such securities are higher than the risks of loans with first priority over the collateral. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible, that no collateral value would remain for the second priority lien holder and therefore result in a loss of investment to a Fund.
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Unsecured Loans. A Fund may invest in unsecured loans, both floating and fixed rate. Unsecured loans are subject to substantially similar risks attributable to secured loans. Issuer risk is more pronounced in unsecured loans since the Fund will not have recourse to recoup its investment against collateral securing the loan.
Unsecured loans, first lien loans and second lien loans are subject to prepayments which shorten the loans’ weighted average maturities and may lower their returns. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in market value, that is changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement.
Structure of First Lien Loans
A first lien loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the first lien loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.
First lien loans primarily include senior floating rate loans to corporations and secondarily institutionally traded senior floating rate debt obligations issued by an asset-backed pool, and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in a first lien loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.
A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the first lien loan (the “Loan Agreement”). A Fund typically purchases “Assignments” from the Agent or other Loan Investors. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.
A Fund also may invest in “Participations.” Participations by a Fund in a Loan Investor’s portion of a first lien loan typically will result in the Fund having a contractual relationship only with such Loan Investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the borrower and a Fund may not directly benefit from the collateral supporting the first lien loan in which it has purchased the Participation. As a result, a Fund may assume the credit risk of both the borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, a Fund may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and a Fund with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.
Loan Collateral. In order to borrow money pursuant to a first lien loan or second lien loan, a borrower will frequently, for the term of the loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and (iv)
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security interests in shares of stock of subsidiaries or affiliates. In the case of first lien loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a first lien loan or second lien loan may be secured only by stock in the borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a first lien loan or second lien loan.
Certain Fees Paid to a Fund. In the process of buying, selling and holding first lien loans or second lien loans, a Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. When a Fund buys a first lien loan it may receive a facility fee and when it sells a first lien loan it may pay a facility fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a first lien loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a first lien loan by a borrower. Other fees received by a Fund may include covenant waiver fees and covenant modification fees.
Borrower Covenants. A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the borrower to prepay the loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant that is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower to monitor the borrower’s compliance with covenants may involve a risk of fraud by the borrower. In the case of a loan in the form of Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes that may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.
Administration of Loans. In a typical first lien loan or second lien loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions that are parties to the Loan Agreement. A Fund will generally rely upon the Agent or an intermediate participant to receive and forward to the Fund its portion of the principal and interest payments on the first lien loan. Furthermore, unless under the terms of a Participation Agreement a Fund has direct recourse against the borrower, the Fund will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the borrower. The seller of the loan usually does, but is often not obligated to, notify holders of loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the loan. The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the loan and other fees paid on a continuing basis. With respect to loans for which the Agent does not perform such administrative and enforcement functions, a Fund will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Fund and the other Loan Investors pursuant to the applicable Loan Agreement.
A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent
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would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of first lien loans. However, if assets held by the Agent for the benefit of a Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a first lien loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants, similar risks may arise.
Prepayments. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among Loan Investors, among other factors. As such, prepayments cannot be predicted with accuracy.
Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. However, a Fund may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect a Fund’s performance because the Fund typically is able to reinvest prepayments in other loans that have similar yields and because receipt of such fees may mitigate any adverse impact on the Fund’s yield.
Other Information Regarding Loans. From time to time Barings and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire them from a Fund or may be intermediate participants with respect to loans in which a Fund owns interests. Such banks may also act as Agents for loans held by a Fund.
A Fund may acquire interests in loans that are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A Fund may also invest in loans of borrowers that have obtained bridge loans from other parties. A borrower’s use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
A Fund is subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the loan to be undercollateralized or unsecured. In most credit agreements, there is no formal requirement to pledge additional collateral. In addition, a Fund may invest in loans guaranteed by, or secured by assets of, shareholders or owners, even if the loans are not otherwise collateralized by assets of the borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a loan. On occasions when such stock cannot be pledged, the loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the loan. However, the borrower’s ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of loans and, indirectly, the loans themselves.
If a borrower becomes involved in bankruptcy proceedings, a court may invalidate a Fund’s security interest in the loan collateral or subordinate a Fund’s rights under the secured loan to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. If a court required interest to be refunded, it could negatively affect a Fund’s performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the borrower did not receive fair consideration for granting the security interest in the loan collateral to a Fund. For secured loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the secured loan were not received or retained by the borrower, but were instead paid to other persons (such as shareholders of the borrower) in an amount that left the borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Fund’s security interest in loan collateral. If a Fund’s security interest in loan collateral is invalidated or the secured loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, a Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the secured loan.
A Fund may acquire warrants and other equity securities as part of a unit combining a loan and equity securities of a borrower or its affiliates. The acquisition of such equity securities will only be incidental to a
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Fund’s purchase of a loan. A Fund may also acquire equity securities or debt securities (including non-U.S. dollar denominated debt securities) issued in exchange for a loan, issued in connection with the debt restructuring or reorganization of a borrower, if such acquisition, in the judgment of Barings, may enhance the value of a loan or if such acquisition would otherwise be consistent with a Fund’s investment policies including its policy of generally only investing in U.S.-dollar denominated securities.
Loan Participations and Assignments
A Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participations in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. A Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and assumes the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund invests may not be rated by any nationally recognized rating service.
A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.
A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or government agency) similar risks may arise.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s market price, net asset value and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.
A Fund may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.
Each Fund limits the amount of its total assets that it invests in any one issuer or in issuers within the same industry or group of industries (see “Investment Restrictions” below). For purposes of these limits, each Fund generally treats the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, U.S. Securities and Exchange Commission (“SEC”) interpretations may require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to
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complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Manager or the Sub-Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s net asset value than if that value were based on available market quotations. At the same time, many loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness continues to develop, the liquidity of these instruments is expected to continue to improve. Investments in loan participations, whether purchased at origination or as a member of the loan syndicate or in the secondary market, are considered to be debt obligations for purposes of a Fund’s investment restriction relating to the lending of funds or assets.
Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to a Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that, under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, each Fund relies on Barings’ research in an attempt to avoid situations where fraud or misrepresentations could adversely affect the Fund.
Delayed Funding Loans and Revolving Credit Facilities
A Fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise be desirable to do so (including a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board of Trustees of the Funds (the “Board”), in an amount sufficient to meet such commitments.
A Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Participation interests in revolving credit facilities will be subject to the limitations discussed in “— Loan Participations and Assignments” above. Delayed funding loans and revolving credit facilities are considered to be debt obligations for the purposes of a Fund’s investment restriction relating to the lending of funds or assets by the Fund.
When-Issued, Delayed Delivery and Forward Commitment Transactions
A Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, a Fund will segregate until the settlement date assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.
When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments.
When a Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity
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or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which a Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.
High Yield Securities
Investments in high yield securities and instruments generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk, including the possibility of issuer default and bankruptcy. High yield securities and instruments are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Debt securities and instruments in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. In addition, analysis of the creditworthiness of issuers of high yield securities and instruments may be more complex than for issuers of higher quality securities.
High yield securities and instruments may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of an issuer to make principal and interest payments on its debt obligations. If an issuer of high yield securities and instruments defaults, in addition to risking non-payment of all or a portion of interest and principal, a Fund may incur additional expenses to seek recovery. The market prices of high yield securities and instruments structured as zero-coupon, step-up or payment-in-kind securities will normally be affected to a greater extent by interest rate changes, and therefore tend to be more volatile than the prices of securities that pay interest currently and in cash. Barings seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.
The secondary market on which high yield securities and instruments are traded may be less liquid than the market for investment grade securities. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield security or instrument, and could adversely affect the net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities and instruments, especially in a thinly-traded market. When secondary markets for high yield securities and instruments are less liquid than the market for investment grade securities, it may be more difficult to value the securities or instruments because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly and a Fund may have greater difficulty selling its portfolio securities. A Fund will be more dependent on the Manager’s and the Sub-Adviser’s research and analysis when investing in high yield securities and instruments. Barings seeks to minimize the risks of investing through in-depth credit analysis and attention to current developments in interest rates and market conditions.
A general description of the ratings of securities by Moody’s, S&P, or Fitch is set forth in Appendix A to this SAI. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield. For these reasons, the use of credit ratings as the sole method of evaluating high yield securities and instruments can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities and instruments. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security or instrument was last rated. Barings does not rely solely on credit ratings when selecting securities and instruments for a Fund, and develops its own independent analysis of issuer credit quality.
A Fund’s credit quality policies apply only at the time a security or instrument is purchased, and a Fund is not required to dispose of a security or instrument in the event that a credit rating agency, the Manager or the Sub-Adviser downgrades its assessment of the credit characteristics of a particular issue. In determining
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whether to retain or sell such a security or instrument, Barings may consider such factors as Barings’ assessment of the credit quality of the issuer of such security or instrument, the price at which such security could be sold and the rating, if any, assigned to such security or instrument by other rating agencies. However, analysis of creditworthiness may be more complex for issuers of high yield securities and instruments than for issuers of higher quality debt securities.
Variable and Floating Rate Securities
A Fund may invest in variable and floating rate securities, which provide for periodic adjustments in the interest rate paid on the obligations. The terms of variable rate securities generally provide that interest rates are adjusted periodically based upon an interest rate adjustment index. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the Prime Rate.
The interest rate on a floating rate security is variable and is tied to another interest rate, such as a bond index or U.S. Treasury bill rate. The interest rate on a floating rate security resets periodically, typically every 30, 60 or 90 days. While, because of the interest rate reset feature, floating rate securities provide a Fund with a certain degree of protection against rising interest rates, the value of the Fund’s floating rate securities may decline as interest rates rise because the Fund will continue to earn interest at the previously-established rate until the interest rate for each security resets.
A Fund may also engage in credit spread trades. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
Foreign (Non-U.S.) Securities
A Fund may invest in securities issued by foreign corporate or government issuers. Such foreign securities may be U.S. currency denominated or foreign currency denominated.
A Fund may invest in debt obligations of foreign issuers, consisting of foreign corporate issuers and obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational government entities. A Fund may also invest in debt instruments denominated in U.S. dollars or foreign currencies (of both developed and “emerging market” countries), consisting of obligations of corporations and non-U.S. governments and their respective sub-divisions, agencies and government-sponsored enterprises. A Fund may invest in securities of issuers located in developed countries (regardless of the currency in which such securities are denominated) and of issuers located in “emerging market” countries.
The U.S. dollar-denominated foreign securities in which a Fund may invest include “Eurodollar” obligations and “Yankee Dollar” obligations. Eurodollar obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee Dollar obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and Yankee Dollar obligations are generally subject to the same risks that apply to domestic debt issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee Dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of U.S. dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding or other taxes; and the expropriation or nationalization of foreign issuers.
Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting; auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country or other economic sanctions); political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those
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securities may be subject to foreign taxes, including taxes withheld from payments on or proceeds from the disposition of those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.
Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including a Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. The risk of investing in sovereign debt is heightened for emerging market issuers, as certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness to the detriment of debtholders.
Europe. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, in June 2016, voters in the United Kingdom approved withdrawal from the European Union. In March 2017, the United Kingdom formally notified the European Council of its intention to leave the European Union; as a result, the United Kingdom would remain a member state, subject to European Union law with privileges to provide services under the single market directives, for at least two years from that date. In March 2018, the United Kingdom reached a joint legal agreement with the European Union on the legal terms of a Brexit transition deal. Under the terms of the agreement, the United Kingdom will be able to negotiate trade deals with other countries during the 21-month transition, which begins when Britain officially leaves the European Union at the end of March 2019. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the remaining member states of the European Union may continue to be a source of instability. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geopolitical issues
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are not known but could profoundly affect global economies and markets. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.
Investment in China. Investing in the Chinese securities markets is subject to both emerging market risks as well as country specific risks. Political changes, restrictions on currency exchange, exchange monitoring, taxes, limitations on foreign capital investments and capital repatriation can also affect investment performance.
While the number of available share issues continues to increase, availability remains limited as compared with the choices available in other developed financial markets. This can impact the level of liquidity in the shares markets which in turn can lead to price volatility.
The legal and regulatory framework for capital markets and joint stock companies in China is less developed when compared with those of developed countries. In addition, Chinese accounting standards may differ from international accounting standards. Investment in Chinese securities may involve certain custodial risks. For example, the evidence of title of exchange traded securities in the People’s Republic of China (“PRC”) consists only of electronic book-entries in the depository and/or registry associated with the relevant exchange. These arrangements of the depositories and registries are new and not fully tested with regard to their efficiency, accuracy and security.
Investment in mainland China remains sensitive to any major change in economic, social and political policy in the PRC. The capital growth and thus the performance of these investments may be adversely affected due to such sensitivity. The PRC government’s control of future movements in exchange rates and currency conversion may have an adverse impact on the operations and financial results of the companies in which the Fund invests.
With the potential uncertainty concerning the tax treatment of investments in Chinese securities, the possibility of tax rules being changed and the possibility of taxes or tax liabilities being applied retroactively, any provisions for taxation made by the relevant Fund at any time may prove to be excessive or inadequate to meet any eventual tax liabilities. Consequently, investors may be advantaged or disadvantaged depending on the position of the Chinese tax authorities in the future and the level of tax provisions proving to be either excessive or inadequate when they invest in the Fund.
Under the prevailing PRC tax policy, there are certain tax incentives available to PRC companies with foreign investments. However, there is no assurance that tax incentives currently offered to foreign companies will not be abolished in the future. Moreover, there is a possibility that the tax laws, regulations and practice in the PRC may be subject to change and that such changes may have retrospective effect. In addition, by investing in Chinese securities including China A-Shares and China B-Shares (indirectly), the Fund may be subject to withholding and other taxes imposed in the PRC which cannot be eliminated by any applicable double taxation treaty.
Investment via Stock Connect. A Fund may invest in China A-Shares or China B-Shares provided that such investment is in accordance with the requirements of the relevant regulatory authorities in the People’s Republic of China (“PRC”). Currently, shares of Chinese companies listed on PRC Stock Exchanges include China A-Shares denominated and traded in Renminbi and China B-shares denominated in Renminbi but traded in either US Dollars or Hong Kong Dollars.
Currently, foreign investors may only invest in China A-Shares and the PRC domestic securities market: (1) through quotas approved under the Qualified Foreign Institutional Investor Regulations; (2) through the Shanghai Hong Kong Stock Connect Scheme and Shenzhen Hong Kong Stock Connect Scheme (the “Connect Schemes”); or (3) as a strategic investor under applicable PRC regulations. Foreign investors may invest in China B-Shares directly. It is anticipated that the Fund’s exposure to China A-Shares listed on the Shanghai Stock Exchange (“SSE”) and Shenzhen Stock Exchange (“SZSE”) will be obtained directly via the Connect Schemes and exposure to China A-Shares listed on other exchanges and China B-Shares will be obtained through indirect exposure through investment in participation notes.
The Shanghai Hong Kong Stock Connect Scheme is a securities trading and clearing linked program developed by the Stock Exchange of Hong Kong (“SEHK”), Hong Kong Exchanges and Clearing Limited (“HKEx”), SSE, and China Securities Depository and Clearing Corporation Limited (“ChinaClear”) and
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the Shenzhen Hong Kong Stock Connect Scheme is a securities trading and clearing linked program developed by SEHK, HKEx and the SZSE and ChinaClear. The aim of the Connect Schemes is to achieve mutual stock market access between mainland China and Hong Kong.
The Shanghai Hong Kong Stock Connect Scheme enables Hong Kong and overseas investors to invest in China A-Shares listed in the SSE (“SSE Securities”) through their Hong Kong brokers and a securities trading service company established by SEHK using the Northbound Shanghai Trading Link. Under the Northbound Shanghai Trading Link, investors, through their Hong Kong brokers and a securities trading service company established by the SEHK, may be able to trade SSE Securities, listed on the SSE, subject to the rules of the Shanghai Hong Kong Stock Connect Scheme. SSE Securities include shares listed on the SSE that are (a) constituent stocks of SSE 180 Index; (b) constituent stocks of SSE 380 Index; (c) China A-Shares listed on the SSE that are not constituent stocks of the SSE 180 Index or SSE 380 Index but which have corresponding China H-Shares accepted for listing and trading on SEHK, provided that: (i) they are not traded on the SSE in currencies other than RMB, and (ii) they are not under risk alert. SEHK may include or exclude securities as SSE Securities and may change the eligibility of shares for trading on the Northbound Shanghai Trading Link.
The Shenzhen Hong Kong Stock Connect enables Hong Kong and overseas investors to invest in China A-Shares listed in the SZSE (“SZSE Securities”) through their Hong Kong brokers and a securities trading service company established by SEHK using the Northbound Shenzhen Trading Link. Under the Northbound Shenzhen Trading Link, through their Hong Kong brokers and a securities trading service company established by SEHK, may be able to trade SZSE Securities, listed on the SZSE, subject to the rules of the Shenzhen Hong Kong Stock Connect Scheme. SZSE Securities include (a) all the constituent stocks of the SZSE Component Index and SZSE Small/Mid Cap Innovation Index which has a market capitalization of not less than RMB 6 billion, and (b) China A-Shares listed on the SZSE which have corresponding China H-Shares accepted for listing and trading on SEHK, provided that: (i) they are not traded on the SZSE in currencies other than RMB, and (ii) they are not under risk alert or under delisting arrangement.
At the initial stage of the Shenzhen Hong Kong Stock Connect, investors eligible to trade shares that are listed on the ChiNext Board under Northbound trading will be limited to institutional professional investors as defined in the relevant Hong Kong rules and regulations.
SEHK may include or exclude securities as SZSE Securities and may change the eligibility of shares for trading on the Northbound Shenzhen Trading Link.
Under the Connect Schemes, the Hong Kong Securities Clearing Company Limited (“HKSCC”), a wholly-owned subsidiary of HKEx, will be responsible for the clearing, settlement and provision of depository, nominee and other related services of the trades executed by Hong Kong market participants and investors.
The relevant rules and regulations on Stock Connect (the “Connect Schemes”) are subject to change which may have potential retrospective effect. The Connect Schemes are subject to quota limitations. Where a suspension in the trading through the program is effected, the Fund’s ability to invest in China A-Shares or access the PRC market through the program will be adversely affected. In such event, the Fund’s ability to achieve its investment objective could be negatively affected.
Trading under the Connect Schemes will be subject to a daily quota (“Daily Quota”). The Northbound Shanghai Trading Link under the Shanghai-Hong Kong Stock Connect Scheme, Northbound Shenzhen Trading Link under the Shenzhen-Hong Kong Stock Connect Scheme, Southbound Hong Kong Trading Link under the Shanghai-Hong Kong Stock Connect Scheme and Southbound Hong Kong Trading Link under the Shenzhen-Hong Kong Stock Connect Scheme will be respectively subject to a separate set of Daily Quota. The Daily Quota limits the maximum net buy value of cross-boundary trades under each of the Connect Schemes each day. The Northbound Daily Quota is currently set at RMB13 billion for each of the Connect Schemes as of the date of this SAI. The Stock Exchange of Hong Kong (“SEHK”) will monitor the quota and publish the remaining balance of the Northbound Daily Quota at scheduled times on the HKEx’s website.
Once the remaining balance of the Northbound Daily Quota drops to zero or the Northbound Daily Quota is exceeded during the opening call session, new buy orders will be rejected (though investors will be allowed to sell their cross-boundary securities regardless of the quota balance). Therefore, quota limitations
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may restrict a Fund’s ability to invest in China A-Shares through the Connect Schemes on a timely basis, and a Fund may not be able to effectively pursue its investment strategies.
The SSE Securities and SZSE Securities in respect of a Fund are held by the Depositary in accounts in the Central Clearing and Settlement System (“CCASS”) maintained by the HKSCC as central securities depositary in Hong Kong. HKSCC in turn holds the SSE Securities and SZSE Securities, as the nominee holder, through an omnibus securities account in its name registered with ChinaClear for each of the Connect Schemes. The precise nature and rights of a Fund as the beneficial owners of the SSE Securities and SZSE Securities through HKSCC as nominee is not well defined under PRC law. There is lack of a clear definition of, and distinction between, “legal ownership” and “beneficial ownership” under PRC law and there have been few cases involving a nominee account structure in the PRC courts. Therefore, the exact nature and methods of enforcement of the rights and interests of a Fund under PRC law is uncertain. Because of this uncertainty, in the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong it is not clear if the SSE Securities and SZSE Securities will be regarded as held for the beneficial ownership of a Fund or as part of the general assets of HKSCC available for general distribution to its creditors.
The HKSCC and ChinaClear have established the clearing links and each is a participant of each other to facilitate clearing and settlement of cross-boundary trades. For cross-boundary trades initiated in a market, the clearing house of that market will on one hand clear and settle with its own clearing participants, and on the other hand undertake to fulfil the clearing and settlement obligations of its clearing participants with the counterparty clearing house.
Should the remote event of ChinaClear default occur and ChinaClear be declared as a defaulter, HKSCC’s liabilities in Northbound trades under its market contracts with clearing participants will be limited to assisting clearing participants in pursuing their claims against ChinaClear. HKSCC will, in good faith, seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or through ChinaClear’s liquidation. In that event, a Fund may suffer delay in the recovery process or may not be able to fully recover its losses from ChinaClear.
Hong Kong and overseas investors will trade and settle SSE Securities and SZSE Securities in RMB only. Hence, a Fund will need to use RMB to trade and settle SSE Securities and SZSE Securities.
Investment through the Connect Schemes is conducted through brokers, and is subject to the risks of default by such brokers’ in their obligations.
A Fund’s investments through Northbound trading under the Connect Schemes are not covered by Hong Kong’s Investor Compensation Fund.
Hong Kong’s Investor Compensation Fund is established to pay compensation to investors of any nationality who suffer pecuniary losses as a result of default of a licensed intermediary or authorized financial institution in relation to exchange-traded products in Hong Kong.
Since default matters in the Northbound Trading Link via the Connect Schemes does not involve products listed or traded in SEHK or Hong Kong Futures Exchange Limited, they will not be covered by the Investor Compensation Fund.
On the other hand, since a Fund is carrying out Northbound trading through securities brokers in Hong Kong but not the PRC brokers, therefore, it is not protected by the China Securities Investor Protection Fund.
Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities and SZSE Securities held in its omnibus stock account in ChinaClear, ChinaClear as the share registrar for SSE and SZSE listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities and SZSE Securities.
HKSCC will monitor the corporate actions affecting SSE Securities and SZSE Securities and keep the relevant brokers or custodians participating in CCASS (“CCASS participants”) informed of all such corporate actions that require CCASS participants to take steps in order to participate in them.
SSE-/SZSE-listed companies usually announce information regarding their annual general meetings/ extraordinary general meetings about two to three weeks before the meeting date. A poll is called on all resolutions for all votes. HKSCC will advise CCASS participants of all general meeting details such as meeting date, time, venue and the number of resolutions.
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The HKSCC will keep CCASS participants informed of corporate actions of SSE Securities and SZSE Securities (as defined above). Where the articles of association of a listed company do not prohibit the appointment of proxy/multiple proxies by its shareholder, HKSCC will make arrangements to appoint one or more investors as its proxies or representatives to attend shareholders’ meetings when instructed. Further, investors (with holdings reaching the thresholds required under the PRC regulations and the articles of associations of listed companies) may, through their CCASS participants, pass on proposed resolutions to listed companies via HKSCC under the CCASS rules. HKSCC will pass on such resolutions to the companies as shareholder on record if so permitted under the relevant regulations and requirements. Hong Kong and overseas investors (including the Fund) are holding SSE Securities and SZSE Securities traded via the Connect Schemes through their brokers or custodians, and they will need to comply with the arrangement and deadline specified by their respective brokers or custodians (i.e. CCASS participants). The time for them to take actions for some types of corporate actions of SSE Securities and SZSE Securities may be very short. Therefore, it is possible that a Fund may not be able to participate in some corporate actions in a timely manner.
China Securities Regulatory Commission (“CSRC”) stipulates that, when holding China A-Shares through the Connect Schemes, Hong Kong and overseas investors are subject to the following shareholding restrictions: (i) shares held by a single foreign investor (such as a Fund) investing in a listed company must not exceed 10% of the total issued shares of such listed company; and (ii) total shares held by all foreign investors (i.e. Hong Kong and overseas investors) who make investment in a listed company must not exceed 30% of the total issued shares of such listed company.
When the aggregate foreign shareholding of an individual China A-Shares reaches 26%, SSE or SZSE, as the case may be, will publish a notice on its website. If the aggregate foreign shareholding exceeds the 30% threshold, the foreign investors concerned will be requested to sell the shares on a last-in-first-out basis within five trading days.
The Connect Schemes provide a channel for investors from Hong Kong and overseas to access the China stock markets directly.
The Connect Schemes are premised on the functioning of the operational systems of the relevant market participants. Market participants are able to participate in this program subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house.
Market participants generally have configured and adapted their operational and technical systems for the purpose of trading China A-Shares through the Connect Schemes. However, it should be appreciated that the securities regimes and legal systems of the two markets differ significantly and in order for the program to operate, market participants may need to address issues arising from the differences on an on-going basis.
Further, the “connectivity” in the Connect Schemes requires routing of orders across the border. SEHK has set up an order routing system (“China Stock Connects System”) to capture, consolidate and route the cross boundary orders input by exchange participants. There is no assurance that the systems of the SEHK and market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems failed to function properly, trading in both markets through the programme could be disrupted. A Fund’s ability to access the China A-Share market will be adversely affected.
The Connect Schemes will be subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in the PRC and Hong Kong. Further, new regulations may be promulgated from time to time by the regulators in connection with operations and cross-border legal enforcement in connection with cross-border trades under the Connect Schemes.
It should be noted that the current regulations and rules on the Connect Schemes are subject to change which may have potential retrospective effect. There can be no assurance that the Connect Schemes will not be abolished. A Fund, which may invest in the PRC markets through the Connect Schemes, may be adversely affected as a result of such changes.
Each of the SEHK, SSE and SZSE reserves the right to suspend Northbound and/or Southbound trading if necessary for ensuring an orderly and fair market and that risks are managed prudently. Consent from the relevant regulator would be sought before a suspension is triggered. Where a suspension in the
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Northbound trading through the Connect Schemes is effected, a Fund’s ability to access to the PRC market will be adversely affected. Restrictions on selling imposed by front-end monitoring PRC regulations require that before an investor sells any share, there should be sufficient shares in the account; otherwise SSE or SZSE will reject the sell order concerned.
SEHK will carry out pre-trade checking on China A-Shares sell orders of its participants (i.e. the stock brokers) to ensure there is no over-selling.
Generally, if a Fund desires to sell certain China A-Shares it holds, it must transfer those China A-Shares to the respective accounts of its brokers before the market opens on the day of selling (“trading day”). If it fails to meet this deadline, it will not be able to sell those shares on the trading day. Because of this requirement, a Fund may not be able to dispose of holdings of China A-Shares in a timely manner.
However, a Fund may request a custodian to open a special segregated account (“SPSA”) in CCASS to maintain its holdings in China A-Shares under the enhanced pre-trade checking model. Each SPSA will be assigned a unique “Investor ID” by CCASS for the purpose of facilitating China Stock Connects System to verify the holdings of an investor such as a Fund. Provided that there is sufficient holding in the SPSA when a broker inputs a Fund’s sell order, a Fund will be able to dispose of its holdings of China A-Shares (as opposed to the practice of transferring China A-Shares to the broker’s account under the current pre-trade checking model for non-SPSA accounts). Opening of the SPSA accounts for a Fund will enable it to dispose of its holdings of China A-Shares in a timely manner.
The Connect Schemes will only operate on days when both the PRC and the Hong Kong stock markets are open for trading and when banks in both markets are open on the corresponding settlement days. So it is possible that there are occasions when it is a normal trading day for the PRC stock markets but Hong Kong investors cannot carry out any China A-Shares trading due to the differences in trading days, a Fund may be subject to a risk of price fluctuations in China A-Shares on a day that the PRC stock markets are open for trading but the Hong Kong stock market is closed.
When a stock is recalled from the scope of eligible stocks for trading via the Connect Schemes, the stock can only be sold but restricted from being bought. This may affect the investment portfolio or strategies of a Fund, for example, when a Fund wishes to purchase a stock which is recalled from the scope of eligible stocks.
Stocks listed on SME Board and/or ChiNext Board may be overvalued and such exceptionally high valuation may not be sustainable. Stock price may be more susceptible to manipulation due to fewer circulating shares.
The rules and regulations regarding companies listed on ChiNext Board are less stringent in terms of profitability and share capital than those in the Main Board and SME Board.
It may be more common and faster for companies listed on the SME Board and/or ChiNext Board to delist. This may have an adverse impact on a Fund if the companies that it invests in are delisted.
Investments in the SME Board and/or ChiNext Board may result in significant losses for a Fund and its investors.
A Fund’s investments in foreign currency-denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of a Fund’s income distributions to constitute returns of capital for tax purposes or require a Fund to make distributions exceeding book income to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), for federal income tax purposes and avoid an entity-level tax.
Settlement Risk
Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities
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transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.
Emerging Markets Securities
A Fund that invests in emerging markets securities may invest in instruments it deems are economically tied to an emerging market country if: (i) the issuer is the government (or any political subdivision, agency, authority or instrumentality of such government) of the country; (ii) it is principally traded on the country’s securities markets; or (iii) the issuer is organized or principally operates in the country, derives 50% or more of its income from its operation within the country, or has 50% or more of its assets in the country. With respect to derivative instruments, generally such instruments are treated as economically tied to emerging market countries if the underlying assets are, or the performance of the instrument is otherwise determined with reference to, currencies of emerging market countries (or baskets or indexes of such currencies), interest rates that are associated with an emerging market country, or instruments or securities that are issued by governments or issuers organized under the laws of an emerging market country. Barings considers emerging market countries to include any country that did not become a member of the O.E.C.D. prior to 1975 and Turkey, and a country considered by Barings to be equivalent to such countries. The Sub-Adviser considers emerging markets countries to include any country that is included in any one of the MSCI emerging markets indices, and a country considered by the Sub-Adviser to be equivalent to such countries.
Equity Securities
A Fund that invests in equity securities, such as common stock, that represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Common stock generally takes the form of shares in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast- growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.
Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants, which are discussed elsewhere in the Prospectuses and this SAI. Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees. The risks of equity securities are generally magnified in the case of equity investments in distressed companies.
Foreign Currency Transactions
A Fund also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see “— Derivative Instruments” below), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency exchange contracts (“forwards”) with terms generally of less than one year. A Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities.
A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of
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the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes are covered by the segregation of assets of a Fund determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards are used primarily to adjust the foreign exchange exposure of a Fund with a view to protecting the outlook, and a Fund might be expected to enter into such contracts under the following circumstances:
Lock In. When the Manager or the Sub-Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.
Direct Hedge. If the Manager or the Sub-Adviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Manager or the Sub-Adviser believes that a Fund can benefit from price appreciation in a given country’s debt obligations but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated a contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in the value of the foreign security.
Proxy Hedge. The Manager or the Sub-Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be close to those in the United States and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.
Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.
It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield.
Tax Consequences of Hedging. Under applicable tax law, a Fund’s hedging activities may result in the application of the mark-to-market and straddle provisions, among other provisions, of the Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Fund and could affect whether dividends paid by a Fund are classified as capital gains or ordinary income.
Foreign Currency Exchange-Related Securities
Foreign Currency Warrants. Foreign currency warrants, such as Currency Exchange WarrantsSM (“CEWsSM”), are warrants that entitle their holders to receive from their issuer an amount of cash (generally, for warrants issued in the U.S., in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specific date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of the prospective purchasers of the securities, is inherent in the international debt obligation marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplement payment in the event that the
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U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time values” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, if the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of government or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.
Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLsSM”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.
Performance Indexed Paper. Performance indexed paper (“PIPsSM”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
Preferred Stocks
A Fund may invest in preferred stocks. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a
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company’s common stock, and thus also represent an ownership interest in that company. As described below, a Fund may invest in preferred stocks that pay fixed or adjustable rates of return. The value of a company’s preferred stock may fall as a result of factors relating directly to that company’s products or services. A preferred stock’s value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of preferred stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.
Fixed Rate Preferred Stocks. Some fixed rate preferred stocks in which a Fund may invest, known as perpetual preferred stocks, offer a fixed return with no maturity date. Because they never mature, perpetual preferred stocks act like long-term bonds, can be more volatile than other types of preferred stocks that have a maturity date and may have heightened sensitivity to changes in interest rates. Each Fund may also invest in sinking fund preferred stocks. These preferred stocks also offer a fixed return, but have a maturity date and are retired or redeemed on a predetermined schedule. The shorter duration of sinking fund preferred stocks makes them perform somewhat like intermediate-term bonds and they typically have lower yields than perpetual preferred stocks.
Adjustable Rate and Auction Preferred Stocks. Typically, the dividend rate on an adjustable rate preferred stock is determined prospectively each quarter by applying an adjustment formula established at the time of issuance of the stock. Although adjustment formulas vary among issues, they typically involve a fixed premium or discount relative to rates on specified debt securities issued by the U.S. Treasury. Typically, an adjustment formula will provide for a fixed premium or discount adjustment relative to the highest base yield of three specified U.S. Treasury securities: the 90-day Treasury bill, the 10-year Treasury note and the 20-year Treasury bond. The premium or discount adjustment to be added to or subtracted from this highest U.S. Treasury base rate yield is fixed at the time of issue and cannot be changed without the approval of the holders of the stock. The dividend rate on other preferred stocks in which a Fund may invest, commonly known as auction preferred stocks, is adjusted at intervals that may be more frequent than quarterly, such as every 49 days, based on bids submitted by holders and prospective purchasers of such stocks and may be subject to stated maximum and minimum dividend rates. The issues of most adjustable rate and auction preferred stocks currently outstanding are perpetual, but are redeemable after a specified date at the option of the issuer. Certain issues supported by the credit of a high-rated financial institution provide for mandatory redemption prior to expiration of the credit arrangement. No redemption can occur if full cumulative dividends are not paid. Although the dividend rates on adjustable and auction preferred stocks are generally adjusted or reset frequently, the market values of these preferred stocks may still fluctuate in response to changes in interest rates. Market values of adjustable preferred stocks also may substantially fluctuate if interest rates increase or decrease once the maximum or minimum dividend rate for a particular stock is approached.
Zero-Coupon Bonds, Step-Ups and Payment-In-Kind Securities
A Fund may invest in zero-coupon bonds, step-ups and payment in-kind securities. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Like zero-coupon bonds, “step-up” bonds pay no interest initially but eventually begin to pay a coupon rate prior to maturity, which rate may increase at stated intervals during the life of the security. Payment-in-kind securities (PIKs) pay dividends or interest in the form of additional securities of the issuer, rather than in cash. Each of these instruments is typically issued and traded at a deep discount from its face amount. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. To the extent those instruments do not amortize principal, at maturity, repayment may also be dependent on the ability of the borrower to refinance the face amount of the debt. The market prices of zero-coupon bonds, step-ups and
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PIKs generally are more volatile than the market prices of debt instruments that pay interest currently and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of securities having similar maturities and credit quality. In order to maintain its eligibility for treatment as a “regulated investment company” under the Code and to avoid an entity-level tax, a Fund must distribute each year all of its net investment income, including the original issue discount accrued on zero-coupon bonds, step-ups and PIKs. Because a Fund will not, on a current basis, receive cash payments from the issuer of these securities in respect of any accrued original issue discount, in some years the Fund may have to distribute cash obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell securities at such time. Under certain market conditions, investments in zero-coupon bonds, step-ups and PIKs may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.
Derivative Instruments
In pursuing their investment objectives, the Funds may, and Emerging Markets Local Currency Debt Fund and Global Credit Income Opportunities Fund may to a significant extent, use derivatives for hedging purposes or for speculative purposes — as substitutes for investments in securities in which the Funds can invest — as part of a Fund’s investment strategies to increase return for the Fund. A Fund may purchase and sell (write) both put options and call options on securities, swap agreements, and securities indexes, and enter into interest rate, index, or other futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging or risk management purposes or as part of its overall investment strategy in an attempt to increase return. A Fund also may enter into swap agreements with respect to interest rates, currencies, securities indexes and other assets and measures of risk or return. If other types of financial instruments, including other types of swaps, options, futures contracts or futures options are traded in the future, a Fund may also use those instruments, provided that the Board determines that their use is consistent with the Fund’s investment objectives. A Fund may invest in derivatives without limit for hedging or investment-related purposes.
The value of some derivative instruments in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Manager or the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Manager or the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, a Fund could be exposed to the risk of loss.
A Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Manager or the Sub-Adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. Income earned by a Fund from many derivative strategies will be treated as capital gain and, if not offset by net realized capital loss, will be distributed to shareholders in taxable distributions. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.
Options on Securities, Swap Agreements and Indexes. A Fund may purchase and sell both put and call options on securities, swap agreements or indexes in standardized contracts traded on domestic or other securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of
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debt obligations from a dealer. An option on a security (or an index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular securities market, a specific group of financial instruments or securities, or certain economic indicators.)
In the case of a call option on a debt obligation or other security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board, in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if a Fund segregates assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board, in an amount equal to the contract value of the index. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board. A put option on a security or an index is “covered” if a Fund segregates assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board equal to the exercise price. A put option is also covered if a Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board.
If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a short-term capital gain equal to the premium the Fund received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a short-term capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.
A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a short-term capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a Fund will realize a short-term capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a short-term capital gain or, if it is less, a Fund will realize a short-term capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.
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In such cases, a Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”
Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.
If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.
Foreign Currency Options. A Fund may buy or sell put and call options on foreign currencies for investment purposes or as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which the Fund’s securities may be denominated. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.
Futures Contracts and Options on Futures Contracts. A Fund may invest in interest rate futures contracts and options thereon (“futures options”). A Fund may also purchase and sell futures contracts on debt obligations (to the extent they are available) and U.S. Government and agency securities, as well as purchase put and call options on such futures contracts.
A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a
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function of the value of certain specified securities, physical delivery of these securities is not always made. A public market exists in futures contracts covering a number of indexes as well as financial instruments, including, without limitation: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (“GNMA”) Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. Other futures contracts may be developed and traded in the future.
A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.
A Fund may close open positions on the futures exchanges on which index futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract’s life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments. Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded.
The following example illustrates generally the manner in which index futures operate. The S&P 100 Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The S&P 100 Index future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of  $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of  $4). If a Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of  $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of  $2).
A Fund may enter into futures contracts and futures options that are standardized and traded on a U.S. or other exchange, board of trade, or similar entity, or quoted on an automated quotation system, and each Fund may also enter into over-the-counter options on futures contracts.
When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its clearing broker a specified amount of assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund earns taxable interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.
A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.
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Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.
Straddles of Futures. Each Fund may write straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient liquid assets are segregated to meet a Fund’s immediate obligations. Each Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In these cases, a Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.” Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
Combined Positions. A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
The Manager has claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the Commodity Futures Trading Commission (“CFTC”). Even though the Manager is currently registered as a CPO with the CFTC, the Manager does not act in a registered capacity as a CPO with respect to each Fund. In the event that a Fund’s investments in derivative instruments regulated under the CEA (“commodity interests”), including futures, swaps and options, exceed the thresholds set forth in Rule 4.5, the Manager may be required to register as a CPO with the CFTC as it relates to a Fund. A Fund’s eligibility to claim the exclusion will be based upon the level and scope of its investment in commodity interests, the purposes of such investments and the manner in which a Fund holds out its use of commodity interests. For example, Rule 4.5 requires a fund with respect to which the operator is claiming the exclusion to, among other things, satisfy one of the two following trading thresholds: (i) the aggregate initial margin and premiums required to establish positions in commodity interests cannot generally exceed 5% of the liquidation value of a fund’s portfolio, after taking into account unrealized profits and unrealized losses; or (ii) the aggregate net notional value of commodity interests not used solely for “bona fide hedging purposes,” determined at the time the most recent position was established, cannot generally exceed 100% of the liquidation value of a fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such positions it has entered into. Each Fund currently intends to operate in a manner that would permit the Manager to continue to claim the exclusion under Rule 4.5 (the “4.5 limits”), which may adversely affect the Manager’s ability to manage each Fund under certain market conditions and may adversely affect a Fund’s total return. There can be no assurance that a Fund’s activities will remain within the 4.5 limits at any time. In the event the Manager is required to register with the CFTC as a CPO with respect to a Fund, the Fund will become subject to additional recordkeeping, disclosure and reporting requirements, which may increase the Fund’s expenses, adversely affecting the Fund’s return. Additionally, even though the Manager is also currently registered as a “commodity trading advisor” (“CTA”) with the CFTC, the Manager relies on an exemption from registration as a CTA under CFTC Rule 4.14(a)(8), such that the Manager does not act in a registered capacity as a CTA with respect to each Fund.
The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability, or utility otherwise adversely affect their performance or disrupt markets.
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Congress, various exchanges and regulatory and self-regulatory authorities have undertaken reviews of options and futures trading in light of market volatility. Among the actions that have been taken or are proposed to be taken are new limits and reporting requirements for speculative positions, particularly in the energy markets, new or more stringent daily price fluctuation limits for futures and options transactions, and increased margin requirements for various types of futures transactions. Additional measures are under active consideration and as a result there may be further actions that adversely affect the regulation of the instruments in which each Fund invests.
Limitations on Use of Futures and Futures Options. When purchasing a futures contract, a Fund will maintain with its custodian (and mark to market on a daily basis) assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.
When selling a futures contract, a Fund will segregate (and mark to market on a daily basis) assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board, that are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the Fund segregates the difference in liquid assets).
When selling a call option on a futures contract, a Fund will segregate (and mark to market on a daily basis) assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.
When selling a put option on a futures contract, a Fund will segregate (and mark to market on a daily basis) assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same as or higher than the strike price of the put option sold by the Fund.
To the extent that securities with maturities greater than one year are used to segregate assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the leverage risk arising from such use, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. The requirements for qualification as a “regulated investment company” under the Code also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See “Tax Matters.”
Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard
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contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that a Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund’s holdings of debt obligations. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
Forward Foreign Currency Exchange Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.
By entering into a forward foreign currency exchange contract, a Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances. Also, such hedging transactions may not be successful.
A Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund. A Fund may additionally enter into forward contracts to protect against anticipated changes in future foreign currency exchange rates. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or
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a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund may also use related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.
Unlike futures contracts, forward contracts:
(i)
do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount);

(ii)
are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts, which are traded only on exchanges regulated by the CFTC;

(iii)
do not require an initial margin deposit; and

(iv)
may be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

Certain Consequences of Hedging. It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield. Under applicable tax law, a Fund’s hedging activities may result in the application of the mark-to-market and straddle provisions of the Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Fund and could affect whether dividends paid by a Fund are classified as capital gains or ordinary income. See “Tax Matters.”
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. A Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Fund had not used such instruments.
Swap Agreements. A Fund may enter into swap agreements with respect to interest rates, currencies, indexes of securities and other assets or measures of risk or return. Each Fund may also enter into options on swap agreements (“swaptions”). These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding
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given minimum or maximum levels. Each Fund may use interest rate caps, floors and collars in connection with its leveraging strategies. See “— Certain Interest Rate Transactions” below and “Description of Principal Investments — Certain Interest Rate Transactions” in each Fund's Prospectus. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions.
Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund). A Fund may use swap agreements to add leverage to the portfolio. A Fund, except with regard to credit default swaps, as described below, will cover any accrued but unpaid net amounts owed to a swap counterparty through the segregation of assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restrictions concerning senior securities and borrowings.
Whether a Fund’s use of swap agreements or swaptions is successful in furthering its investment objectives depends on the Manager’s or the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Certain Interest Rate Transactions. As described above, a Fund may enter into interest rate swaps and caps. Interest rate swaps involve a Fund’s agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment that may be structured so as to approximate the Fund’s variable rate payment obligation on any variable rate borrowing. The payment obligation would be based on the notional amount of the swap. A Fund may use an interest rate cap, which would require the Fund to pay a premium to the cap counterparty and would entitle the Fund, to the extent that a specified variable rate index exceeds a predetermined fixed rate, to receive from the counterparty payment of the difference based on the notional amount. A Fund may use interest rate swaps or caps with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on the performance of the shares as a result of the Fund’s investments and capital structure, and may also use these instruments for other hedging purposes.
Credit Default Swaps
A Fund may enter into credit default swap contracts to obtain exposure to particular issuers. For hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, a Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, a Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. Purchasing credit default swaps would involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk – that the seller may fail to satisfy its payment obligations to a Fund in the event of a default.
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Total Return Swaps
A Fund may enter into total return swaps to add leverage to its portfolio and to transfer risk. Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying assets, which may include securities, baskets of securities, or securities indices during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from other underlying assets.
Structured Products and Other Hybrid Instruments
A Fund may invest in “structured” notes, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Depending on the terms of the note, a Fund may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured products may be determined by applying a multiplier to the performance or differential performance of the referenced indexes or other assets. Application of a multiplier involves leverage which will serve to magnify the potential for gain and the risk of loss. A Fund may use structured products to add leverage to the portfolio and for investment as well as risk management purposes, such as to reduce the interest rate sensitivity of the Fund’s portfolio (and thereby decrease the Fund’s exposure to interest rate risk). Like other sophisticated strategies, a Fund’s use of structured products may not work as intended; for example, by reducing the duration of a Fund’s portfolio, structured products may limit the Fund’s return when having a longer duration would be beneficial (for instance, when interest rates decline).
A Fund may invest in other types of  “hybrid” instruments which combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a “benchmark”). The interest rate or (unlike most debt obligations) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. Hybrids can be used as an efficient means of pursuing a variety of investment goals, including duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events that cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Bank Obligations
Bank obligations in which a Fund may invest consist of certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates that are issued against funds deposited in a commercial bank for a definite period of time and that earn a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund may also hold funds on deposit with its custodian bank in an interest-bearing account for temporary purposes.
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Subject to a Fund’s limitation on concentration of 25% or more of its total assets in the securities of issuers in a particular industry or group of industries, a Fund may invest without limit in obligations of foreign banks denominated in U.S. or foreign currencies (of both developed and “emerging market” countries). Obligations of foreign banks involve certain risks associated with investing in foreign securities described under “—Foreign (Non-U.S.) Securities” above, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding or other taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
Commercial Paper
A Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued by corporations such as banks or bank holding companies and finance companies. A Fund may invest in commercial paper of any credit quality consistent with the Fund’s investment objectives and policies, including unrated commercial paper for which the Manager or the Sub-Adviser has made a credit quality assessment. See Appendix A to this SAI for a description of the ratings assigned by Moody’s, S&P and Fitch to commercial paper. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.
Repurchase Agreements
For the purposes of maintaining liquidity and achieving income, a Fund may enter into repurchase agreements. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Barings monitors the creditworthiness of the counter parties.
Common Stocks
A Fund may invest in equity securities incident to the purchase or ownership of a loan or debt instrument for the preservation of capital. Each Fund may hold or have exposure to common stocks of issuers of any size (in terms of market capitalization or otherwise) and in any industry or sector. Because a Fund may have exposure to common stocks, historical trends would indicate that the Fund’s portfolio and investment returns may be subject at times, and over time, to higher levels of volatility and market and issuer-specific risk than if it invested exclusively in debt securities, although under certain market conditions debt securities may have comparable or greater price volatility.
Warrants and Rights
Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock. Warrants and rights may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.
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Other Investment Companies
Each Fund may invest in securities of other open- or closed-end investment companies, including exchange-traded funds (“ETFs”), to the extent that such investments are consistent with the Fund’s investment objectives and policies. Each Fund may invest in other investment companies either during periods when it has large amounts of uninvested cash, during periods when there is a shortage of attractive equity securities available in the market, or when the Manager or the Sub-Adviser believes share prices of other investment companies offer attractive values. Each Fund may invest in investment companies that are advised by the Manager or the Sub-Adviser or their affiliates. As a stockholder in an investment company, a Fund will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. Shareholders therefore would be subject to duplicative expenses to the extent a Fund invests in other investment companies. The Manager or the Sub-Adviser takes expenses into account when evaluating the investment merits of an investment in an investment company relative to available investments in loans, high-yield bonds and other securities. In addition, the securities of other investment companies may be leveraged and may therefore be subject to the same leverage risks described herein. As described in the section entitled “Borrowing and Leverage” below, the net asset value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares.
The Trust considers the series of MassMutual Premier Funds, MML Series Investment Fund and MML Series Investment Fund II for which Barings serves as sub-adviser and MML Investment Advisers, LLC serves as manager to be part of the “same group of investment companies” under Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended, for the purchase of other investment companies.
Borrowing and Leverage
Each Fund may borrow money up to 33⅓% of its total assets (including the amount borrowed) at the time the borrowing is made from banks (including its custodian bank) or from other lenders. In the event a Fund’s borrowings exceed 33⅓% of its total assets, the Fund will, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe, reduce its borrowings to no more than 33⅓% of its total assets. To reduce its borrowings, the Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial.
As described in its Prospectus, each Fund may enter into transactions that may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, derivatives and when-issued, delayed delivery or forward commitment transactions. Each Fund will segregate liquid assets against or otherwise cover its future obligations under such transactions, to the extent required by applicable law.
The SEC takes the position that transactions that have a leveraging effect on the capital structure of a fund can be viewed as constituting a form of  “senior security” of the fund for purposes of the 1940 Act. These transactions may include selling securities short, buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in when-issued, delayed-delivery, forward-commitment or reverse repurchase transactions and other trading practices that have a leveraging effect on the capital structure of a fund or may be viewed as economically equivalent to borrowing. As described above, each Fund will cover its commitment under these instruments by the segregation of assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures adopted by the Board, equal in value to the amount of the Fund’s commitment, or by entering into offsetting transactions or owning positions covering its obligations. Such procedures adopted by the Board are based upon published guidance of the staff of the SEC with respect to segregation and coverage. In such cases, the instruments will not be considered “senior securities” under the 1940 Act for purposes of the asset coverage requirements otherwise applicable to borrowings by a Fund. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
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Leveraging is a speculative technique and there are special risks and costs involved. There can be no assurance that any use of repurchase agreements, borrowings or other forms of leverage (such as the use of derivatives strategies) will result in a higher yield on Fund shares. Once leverage is used, the net asset value of the shares and the yield to shareholders will be more volatile. See “Other Investment Strategies and Risks — Leverage Risk” in each Fund's Prospectus. In addition, fees and expenses of repurchase agreements and borrowings and other forms of leverage incurred by the Funds are borne entirely by the shareholders and will result in a reduction of the net asset value of the shares.
The Board generally oversees the use by the Manager or the Sub-Adviser of leverage for the Funds.
Non-Diversification
Each of Emerging Markets Debt Blended Total Return Fund, Emerging Markets Local Currency Debt Fund and Global Emerging Markets Equity Fund is a “non-diversified” investment company, which means that each Fund may invest a greater percentage of its assets in the securities of fewer issuers than may investment companies that are “diversified.” See “Description of Principal Risks — Non-Diversification Risk” in each Fund's Prospectus. To avoid concentrating its investments in a particular industry, each Fund does not invest 25% or more of its total assets in any single industry.
Convertible Securities and Synthetic Convertible Securities
A Fund may invest in convertible securities, which are bonds, debentures, notes or other securities that entitle the holder to acquire common stock or other equity securities of the same or a different issuer. Convertible securities have general characteristics similar to both debt and equity securities.
A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and will therefore be subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of convertible securities may tend to cushion the securities against declines in the price of the underlying asset. However, the income component of convertible securities will typically cause fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, a Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on a Fund’s ability to achieve its investment objectives.
A Fund may invest in so-called “synthetic convertible securities,” which are composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option. The synthetic convertible security differs from the true convertible security in several respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible security comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its debt component and its convertible component. For this reason, the values of a synthetic convertible security and a true convertible security may respond differently to market fluctuations.
Corporate Bonds
A Fund may invest in a wide variety of bonds and related debt obligations of varying maturities issued by U.S. and foreign corporations and business entities. A Fund may invest in bonds that are fixed or variable rate debt obligations, consisting of bills, notes, debentures and money market instruments. Bonds generally are used by corporations and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity.
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Certain bonds are perpetual in nature in that they have no maturity date; to the extent that these perpetual bonds have fixed interest rates, they may have heightened sensitivity to changes in interest rates.
A Fund’s investments in corporate bonds are subject to a number of risks described in the Prospectuses and elaborated upon elsewhere in this section of the SAI, including interest rate risk, credit risk, high yield risk, issuer risk, foreign (non-U.S.) investment risk, inflation risk, liquidity risk, smaller company risk and management risk.
Investments in Equity Securities
A Fund may hold or have exposure to equity securities of issuers of any size (in terms of market capitalization or otherwise) and in any industry or sector. Because a Fund may have exposure to equity securities, historical trends would indicate that the Fund’s portfolio and investment returns will be subject at times, and over time, to higher levels of volatility and market and issuer-specific risk than if it invested exclusively in debt securities, although under certain market conditions debt securities may have comparable or greater price volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by a Fund. Also, the price of an equity security, particularly a common stock, is sensitive to general movements in the stock market. A decline in the stock market may depress the price of equity securities held by a Fund. The value of a company’s preferred stock may fall as a result of factors relating directly to that company’s products or services. A preferred stock’s value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of preferred stocks may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates.
U.S. Government Securities
U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the GNMA, are supported by the full faith and credit of the U.S.; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. See “— Zero-Coupon Bonds, Step-Ups and Payment-In-Kind Securities” above. Custodial receipts issued in connection with so-called trademark zero-coupon securities, such as Certificate of Accrual on Treasury Securities (“CATs”) and Treasury Income Growth Receipts (“TIGRs”), are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero-coupon Treasury securities (e.g., Separate Trading of Registered Interest and Principal of Securities (“STRIPs”) and Coupons Under Book-Entry Safekeeping (“CUBEs”)) are direct obligations of the U.S. Government.
DESCRIPTION OF NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS
Reverse Repurchase Agreements
A Fund may enter into reverse repurchase agreements and economically similar transactions in order to add leverage to the portfolio or for hedging or cash management purposes. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, a Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve leverage risk, including the risk that the market value of the assets that a Fund is obligated to repurchase under the agreement may decline below the repurchase price and the risk that the securities purchased with the proceeds of the reverse repurchase agreement may decline in value. Each Fund
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will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. Each Fund’s investments in reverse repurchase agreements will represent less than 10% of the Fund’s total assets (including the proceeds of such reverse repurchase agreements).
A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of a Fund’s repurchase of the underlying security.
Securities Lending
Subject to a Fund’s “Investment Restrictions” listed below, a Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions amounting to no more than one-third of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager or the Sub-Adviser to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to a Fund, as the lender, an amount equal to any dividends or interest received on the securities lent. Each Fund may invest cash collateral received or receive a fee from the borrower. In the case of cash collateral, a Fund typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund, as the lender, retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call such loans in order to sell the securities involved. When engaged in securities lending, a Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.
Short Sales Against-the-Box
A Fund may engage in short sales for hedging purposes or to enhance total return. Short sales may also be made “against-the-box,” which means that a Fund has an offsetting long position in the asset that it is selling short. When a Fund’s portfolio managers believe that the price of a particular security held by a Fund may decline, the Fund may make “short sales against-the-box” to hedge any unrealized gain on such security. Selling short against-the-box involves selling a security that a Fund owns for delivery at a specified date in the future. A Fund may also be required to pay a premium for short sales, which would partially offset any gain.
Debtor-In-Possession Financing
A Fund may invest in debtor-in-possession or super senior financings (commonly called “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under chapter 11. Such financings are senior liens on unencumbered security (i.e., security not subject to other creditors claims). There is a risk that the entity will not emerge from chapter 11 and be forced to liquidate its assets under chapter 7 of the U.S. Bankruptcy Code. In such event, a Fund’s only recourse will be against the property securing the DIP financing.
Event-Linked Bonds
A Fund may invest in “event-linked bonds.” Event-linked bonds, which are sometimes referred to as “catastrophe bonds,” are debt obligations for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the
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geographic region and time period specified in a bond, a Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, a Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indexes or readings of scientific instruments rather than specified actual losses. Often event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases when a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated.
Illiquid Securities
Each Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). As of December 1, 2018, the definition of  “illiquid investments” is expected to change, such that illiquid investments will be those that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these privately-placed securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.
In October 2016, the SEC adopted a liquidity risk management rule that will require the Funds to establish a liquidity risk management program by December 1, 2018. The impact the rule will have on the Funds, and on the open-end fund industry in general, is not yet known, but the rule could impact each Fund’s performance and its ability to achieve its investment objective(s).
Inflation-Indexed Bonds
A Fund may invest in inflation-indexed bonds, which are debt obligations whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of  $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
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The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income to a Fund, even though investors in such bond do not receive their principal until maturity, which income will be required to be distributed each year in order for the Fund to maintain its eligibility for treatment as a “regulated investment company” under the Code and to avoid an entity-level tax. In some years, a Fund may have to sell portfolio holdings, even though investment considerations might otherwise make it undesirable for the Fund to sell securities at such time, in order to satisfy cash distribution requirements.
Initial Public Offerings
A Fund may purchase securities in initial public offerings (“IPOs”). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of accounts to which IPO securities are allocated increases, the number of securities issued to any one account (including a Fund) may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, if a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
Mortgage Dollar Rolls
A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. However, unlike reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.
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As with reverse repurchase agreements, positions in dollar roll agreements will be covered by segregated liquid assets at least equal to the amount of any forward purchase commitment.
Participation on Creditors’ Committees
A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make the Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict a particular Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when the Manager or the Sub-Adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund.
Portfolio Trading and Turnover Rate
Portfolio trading may be undertaken to accomplish the investment objectives of a Fund in relation to actual and anticipated movements in interest rates. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Manager or the Sub-Adviser believes to be a temporary price disparity between the two securities. Temporary price disparities between two comparable securities may result from supply and demand imbalances where, for example, a temporary oversupply of certain bonds may cause a temporarily low price for such bonds, as compared with other bonds of like quality and characteristics. Each Fund may also engage in short-term trading consistent with its investment objectives. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold, or to recognize a gain.
Real Estate Investment Trusts (“REITs”)
REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Code. A Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry. Investments in REITs may result in the duplication and layering of fees for shareholders of a Fund.
REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
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REITs may have limited financial resources, may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically REITs have been more volatile in price than larger capitalization stocks.
Rule 144A Securities
A Fund may invest in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”). Rule 144A permits certain qualified institutional buyers, such as a Fund, to trade in privately placed securities that have not been registered for sale under that Act.
Short-Term Investments / Temporary Defensive Strategies
When adverse market or economic conditions occur, a Fund may temporarily invest all or a portion of its total assets in defensive investments. Such investments may include fixed-income securities, high quality money market instruments, cash and cash equivalents. The Manager or the Sub-Adviser may make these investments or increase its investment in these securities when it is unable to find enough attractive long-term investments, to reduce exposure to a Fund’s primary investments when the Manager or the Sub-Adviser believes it is advisable to do so, or to meet anticipated levels of redemption. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Temporary defensive investments may limit a Fund’s ability to meet its investment objective.
PORTFOLIO TURNOVER
A change in the securities held by a Fund is known as “portfolio turnover.” Barings manages each Fund without regard generally to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for each Fund. Trading in debt obligations does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Transactions in a Fund’s portfolio securities may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders when distributed to them at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.
The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less.
INVESTMENT RESTRICTIONS
The investment restrictions below have been adopted by the Board. Fundamental policies of a Fund may be changed only with the approval of a “vote of a majority of the outstanding voting securities” of the Fund. A “vote of a majority of the outstanding voting securities” of a Fund means the lesser of  (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares. The Funds continuously monitor their borrowings and illiquid securities holdings. Except for the limitation on investment in illiquid securities and borrowings, the percentage limitations contained in the policies below or elsewhere in each Fund's Prospectus or this SAI apply at the time of purchase of the securities, and will not be considered violated unless an excess or deficiency, as applicable, exists immediately after and as a result of, a purchase of securities. If the value of the Fund’s holdings of illiquid securities at any time exceeds 15% of its net assets, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity including the orderly sale of illiquid securities.
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Fundamental Investment Restrictions
Except as described below, each Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding shares voting together as a single class:
(1)
Concentrate its investments in a particular industry or, for Global Floating Rate Fund and Global Credit Income Opportunities Fund, group of industries. A Fund would be deemed to “concentrate” in a particular industry if it invested 25% or more of its total assets in that industry. A Fund’s industry concentration policy does not preclude it from focusing investments in issuers in a group of related industrial sectors (such as different types of utilities).

(2)
Purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

(3)
Purchase physical commodities, except that a Fund may purchase and sell commodity contracts or any type of commodity-related derivative instrument (including, without limitation, all types of commodity-related swaps, futures contracts, forward contracts, and options contracts). Note: The

Fund may purchase, sell, or enter into derivatives and derivatives transactions of any kind consistent with its investment policies described in its Prospectus or elsewhere in this SAI from time to time, including, without limitation, swaps, options, futures contracts, options on futures contracts, and forward contracts.
(4)
Issue senior securities or borrow money, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(5)
Make loans, except to the extent permitted under the 1940 Act and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(6)
Act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

Non-Fundamental Investment Restrictions
Each Fund is also subject to the following non-fundamental investment restrictions and policies that may be changed by the Board without shareholder approval.
(1)
Each Fund may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments that are illiquid; and

(2)
Each Fund may pledge, mortgage, hypothecate, or otherwise encumber any of its assets to secure borrowings permitted by fundamental investment restriction (4); provided that such amount shall not exceed one-third of its total assets.

Notes to Fundamental and Non-Fundamental Investment Restrictions
The following commentary is intended to help investors better understand the meaning of each Fund’s fundamental and non-fundamental policies by briefly describing limitations, if any, imposed by the 1940 Act. References to the 1940 Act below encompass rules, regulations and orders issued by the SEC and, to the extent deemed appropriate by a Fund, interpretations and guidance provided by the SEC staff. These descriptions are intended as brief summaries of such limitations as of the date of this SAI; they are not comprehensive and they are qualified in all cases by reference to the 1940 Act (including any rules, regulations or orders issued by the SEC and any relevant interpretations and guidance provided by the SEC staff). These descriptions are subject to change based on evolving guidance by the appropriate regulatory authority and are not part of a Fund’s fundamental and non-fundamental policies.
For purposes of fundamental investment restriction (1), Barings determines industry categories and assigns issuers to them based on a variety of considerations, including relevant third-party categorization systems. Industry categories and issuer assignments may change over time as industry sectors and issuers evolve. Portfolio allocations shown in shareholder reports and other communications may use broader investment sectors or narrower sub-industry categories.
For purposes of fundamental investment restriction (4) and non-fundamental investment restriction (2), the 1940 Act currently permits an open-end investment company to borrow money from a bank so long as
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immediately after any such borrowing the ratio that the value of the total assets of the investment company (including the amount of such borrowing), less the amount of all liabilities and indebtedness (other than any borrowings) of the investment company, bears to the amount of all borrowings is at least 300%.
Under the 1940 Act, a Fund may not issue senior securities or borrow in excess of 33 1∕3% of the Fund’s total assets (including the proceeds of any such borrowing). Under the 1940 Act, a “senior security” does not include any loan made for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.
To the extent a Fund segregates against its commitment under a reverse repurchase agreement or derivative instrument liquid assets equal in value to the amount of the Fund’s commitment, such instrument will not be considered a “senior security” for purposes of the asset coverage requirements otherwise applicable to borrowings by the Fund.
For purposes of fundamental investment restriction (5), the 1940 Act currently prohibits a Fund from lending money or property to any person, directly or indirectly, if such person controls or is under common control with the Fund, except for a loan from the Fund to a company that owns all of the outstanding securities of the Fund, except directors’ qualifying shares.
MANAGEMENT
The business of the Funds is managed under the direction of the Funds’ Board (the trustees on the Board are herein referred to as the “Trustees”). Subject to the provisions of the Funds’ Agreement and Declaration of Trust (the “Declaration”), its Bylaws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Funds’ officers.
The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex (as defined in SEC regulations) that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. Except as shown, each Trustee’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s).
Interested Trustee
Currently, one Trustee is treated as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds.
Name, Address and Age	Position(s) Held with Trust	Term of Office 1 and Length of Time Served 2	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Thomas M. Finke Age: 54 300 S. Tryon St. Suite 2500 Charlotte, NC 28202	Trustee	Indefinite; Trustee since July 2013	Chairman and Chief Executive Officer (since 2008), Member of the Board of Managers (since 2006), President (2007–2008), Managing Director (2002–2008), Barings; Chief Investment Officer and Executive Vice President (2008–2011), Massachusetts Mutual Life Insurance Company.	11	Trustee (since 2013), Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings); Director (since 2018), Barings BDC, Inc. (business development company advised by Barings); Chairman (2012-2015), Director (since 2008), Barings (U.K.) Limited (investment advisory firm); Director (since 2008), Barings Guernsey Limited (holding company); Vice Chairman and Manager (since 2011), MM Asset Management Holding LLC (holding company); Director
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Name, Address and Age	Position(s) Held with Trust	Term of Office 1 and Length of Time Served 2	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
(since 2004), Jefferies Finance LLC (finance company); Chairman and Director (2012-2015), Barings Global Advisers Limited (investment advisory firm); Manager (2011-2016), Wood Creek Capital Management, LLC (investment advisory firm); Chairman and Manager (2007-2016), Barings Real Estate Advisers LLC (real estate advisory firm); Manager (2007-2015), Credit Strategies Management LLC (general partner of an investment fund); Manager (since 2005), Loan Strategies Management, LLC (general partner of an investment fund); Manager (since 2005), Jefferies Finance CP Funding LLC (investment company).

1.
Each Trustee serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

2.
Indicates the earliest year in which the Trustee became a board member for a Fund in the Trust.

Independent Trustees
Name, Address and Age	Position(s) Held with Trust	Term of Office 1 and Length of Time Served 2	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Rodney J. Dillman Age: 65 300 S. Tryon St. Suite 2500 Charlotte, NC 28202	Trustee, Chairman	Indefinite; Trustee since July 2013	Retired (since 2012); Deputy General Counsel (2011-2012), Senior Vice President (2008-2012), Vice President (2000-2008), Massachusetts Mutual Life Insurance Company; Member of the Board of Directors and President (2008-2011), MassMutual International LLC; General Counsel (2006-2008), Babson Capital Management LLC (currently known as Barings LLC).	10	Trustee (since 2012), Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings); Director (2016-2017), Social Reality, Inc. (digital platform technology and management software company for internet advertising).
Dr. Bernard A. Harris, Jr. Age: 62 300 S. Tryon St. Suite 2500 Charlotte, NC 28202	Trustee	Indefinite; Trustee since July 2013	Chief Executive Officer (since 2018), Director (since 2008), The National Math and Science Initiative; Chief Executive Officer and Managing Partner (since 2002), Vesalius Ventures, Inc.; Director and President (since 1998), The Space Agency; President (since 1999), The Harris	10	Trustee (since 2012), Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings); Director (since 2016), AIMIS, Inc. (American Institute of Minimally Invasive Surgery, an educator of advanced surgical techniques for women’s health specialists); Trustee (since 2015), Forward Funds (open-end investment company); Director
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Name, Address and Age	Position(s) Held with Trust	Term of Office 1 and Length of Time Served 2	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
			Foundation; Clinical Scientist, Flight Surgeon and Astronaut (1986-1996), NASA.		(since 2012), E-Cardio, Inc. (provides services for cardiac monitoring); Trustee (since 2012), Salient Midstream & MLP Fund (closed-end investment company); Trustee (since 2012), Salient MF Trust (open-end investment company); Trustee (since 2009), Salient Private Access Funds (investment companies); Director (since 2009), Monebo Technologies Inc. (medical technology design company); Director (since 2009), The Endowment Fund; Director (since 2005), US Physical Therapy (USPH).
Thomas W. Okel Age: 55 300 S. Tryon St. Suite 2500 Charlotte, NC 28202	Trustee	Indefinite; Trustee since July 2013	Executive Director (since 2011), Catawba Lands Conservancy; Global Head of Syndicated Capital Markets (1998-2010), Bank of America Merrill Lynch.	11	Trustee (since 2012), Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings); Director (since 2018), Barings BDC, Inc. (business development company advised by Barings); Trustee (since 2015), Horizon Funds (mutual fund complex).
Cynthia R. Plouché Age: 60 300 S. Tryon St. Suite 2500 Charlotte, NC 28202	Trustee	Indefinite; Trustee since August 2017	Assessor (since 2014), Moraine Township (property assessment); Senior Portfolio Manager (2006-2012), Williams Capital Management, LLC (asset management).	10	Trustee (since August 2017), Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings); Trustee (since 2014), Northern Funds (mutual fund complex, 42 portfolios) and Northern Institutional Funds (mutual fund complex, 7 portfolios); Trustee (2001-2017), AXA Premier VIP Trust (mutual fund complex).
Martin A. Sumichrast Age: 51 300 S. Tryon St. Suite 2500 Charlotte, NC 28202	Trustee	Indefinite; Trustee since July 2013	Chairman and Chief Executive Officer (since 2016), Director (since 2015), Level Brands, Inc. (NYSE: LEBV, licensing and brand management firm); Managing Partner and Principal (since 2013), Stone Street Partners, LLC (merchant banking); Managing Director (2012-2013), Washington Capital, LLC (family office).	10	Trustee (since 2012), Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings); Chairman and Director (2014-2017), Kure Corp. (retail); Director (2014-2017), Jadeveon Clowney Help-In-Time Foundation; Director (2015-2017), Social Reality, Inc. (digital platform technology and management software company for internet advertising).

1.
Each Trustee serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

2.
Indicates the earliest year in which the Trustee became a board member for a Fund in the Trust.

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Officers
Name, Address and Age	Position With Trust	Term of Office 1 / Length of Time Served	Principal Occupation(s) During Past 5 Years
Dan McGee Age: 48 300 S. Tryon St. Suite 2500 Charlotte, NC 28202	President	Since August 2018	Managing Director (since 2013), Barings; Managing Director (1992-2013), Principal Financial Group.
Carlene Pollock Age: 50 300 S. Tryon St. Suite 2500 Charlotte, NC 28202	Chief Financial Officer	Since January 2016	Assistant Treasurer (2015-2016), Barings Funds Trust; Chief Financial Officer (since 2016), Assistant Treasurer (2015-2016), Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings); Director (2013-2015), Corrum Capital Management (investment adviser); Vice President (2008-2013), Bank of New York Mellon (third party administrator).
Lesley Mastandrea Age: 41 300 S. Tryon St. Suite 2500 Charlotte, NC 28202	Treasurer	Since October 2016	Managing Director (since 2014), Director (2007-2014), Associate Director (2006-2007), Barings; Treasurer (since 2016), Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings).
Paul J. Thompson Age: 46 300 S. Tryon St. Suite 2500 Charlotte, NC 28202	Vice President	Since July 2013	Chief Financial Officer (since 2015), Chief Operating Officer (since 2010) and Head of Global Investment Services (since 2010), Head of Operations and Portfolio/Client Services (2002-2010), Managing Director (since 2008), Barings.
Melissa LaGrant Age: 44 300 S. Tryon St. Suite 2500 Charlotte, NC 28202	Chief Compliance Officer	Since July 2013	Managing Director (since 2005), Barings; Chief Compliance Officer (since 2018), Barings BDC, Inc. (business development company advised by Barings); Chief Compliance Officer (since 2013), Barings Finance LLC; Chief Compliance Officer (since 2012), Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings); Chief Compliance Officer (since 2006), Barings Corporate Investors and Barings Participation Investors (closed-end investment companies advised by Barings).
Janice M. Bishop Age: 53 300 S. Tryon St. Suite 2500 Charlotte, NC 28202	Vice President, Secretary and Chief Legal Officer	Since July 2013	Senior Counsel and Managing Director (since 2014), Counsel (2007-2014), Barings; Secretary and Chief Legal Officer (since 2018), Barings BDC, Inc. (business development company advised by Barings); Vice President, Secretary and Chief Legal Officer (since 2015), Associate Secretary (2008-2015), Barings Corporate Investors and Barings Participation Investors (closed-end investment companies advised by Barings); Vice President, Secretary and Chief Legal Officer (since 2012), Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings); Vice President and Secretary (since 2015), Assistant Secretary (2008-2015), CI Subsidiary Trust and PI Subsidiary Trust.
Michelle Manha Age: 45 300 S. Tryon St. Suite 2500 Charlotte, NC 28202	Assistant Secretary	Since July 2013	Deputy General Counsel (since 2018), Associate General Counsel (2014-2018), Managing Director (since 2014), Counsel (2008-2014), Barings; Assistant Secretary (since 2012), Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings).
Kristin Goodchild Age: 32 300 S. Tryon St. Suite 2500 Charlotte, NC 28202	Assistant Secretary	Since July 2015	Counsel (since 2016), Senior Paralegal (2013-2016), Paralegal (2008-2012), Barings; Assistant Secretary (since 2018), Barings BDC, Inc. (business development company advised by Barings); Assistant Secretary (since 2015), Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings); Associate Secretary (since 2015), Barings Corporate Investors and Barings Participation Investors (closed-end investment companies advised by Barings); Assistant Secretary (since 2015), CI Subsidiary Trust and PI Subsidiary Trust.

1.
Officers will hold their position with the Trust until a successor is duly elected and qualified. Officers are generally elected annually by the Board. The officers were last elected on August 2, 2018.

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For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Funds are listed in the following table:
Name	Positions Held with Affiliated Persons or Principal Underwriters of the Funds
Thomas M. Finke	Chairman, Member of the Board of Managers and Chief Executive Officer of Barings; Director of Barings BDC, Inc.; Trustee of Barings Global Short Duration High Yield Fund; Director of Barings (U.K.) Limited and Barings Guernsey Limited; Vice Chairman and Member of the Board of Managers of MM Asset Management Holding LLC
Dan McGee	Managing Director and Member of Barings’ Global Business Development Group
Carlene Pollock	Director and Member of Barings’ Client and Portfolio Services Team; Chief Financial Officer of Barings Global Short Duration High Yield Fund
Lesley Mastandrea	Managing Director of Barings’ Global Investor Services Group; Treasurer of Barings Global Short Duration High Yield Fund
Paul J. Thompson	Chief Financial Officer, Chief Operating Officer, Head of Global Investment Services and Managing Director of Barings
Melissa LaGrant	Managing Director of Barings’ Compliance and Risk Management group; Chief Compliance Officer of Barings BDC, Inc., Barings Finance LLC, Barings Global Short Duration High Yield Fund, Barings Corporate Investors and Barings Participation Investors
Janice M. Bishop	Senior Counsel and Managing Director for the Investments Law Group at Barings; Vice President, Secretary and Chief Legal Officer of Barings Corporate Investors and Barings Participation Investors; Secretary and Chief Legal Officer of Barings BDC, Inc. and Barings Global Short Duration High Yield Fund
Michelle Manha	Associate General Counsel and Managing Director for the Investments Law Group at Barings; Assistant Secretary of Barings Global Short Duration High Yield Fund
Kristin Goodchild	Counsel for the Investments Law Group at Barings; Assistant Secretary of Barings BDC, Inc. and Barings Global Short Duration High Yield Fund; Associate Secretary of Barings Corporate Investors and Barings Participation Investors
Role of the Board, Leadership Structure and Risk Oversight
The Role of the Board. The role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Funds and its oversight role does not make the Board a guarantor of the Funds’ investments, operations or activities. Like most registered investment companies, the day-to-day management and operation of the Funds is performed by various service providers to the Funds, such as the Manager, the Sub-Adviser, underwriter (as defined below under “Distributor”), administrator, custodian and transfer agent, each of which is discussed in greater detail in the Prospectuses or in this SAI. The Board has appointed senior employees of the Manager as officers of the Funds, with responsibility to monitor and report to the Board on the Funds’ operations. The Board receives regular reports from these officers and service providers regarding the Funds’ operations. For example, the Chief Financial Officer provides reports as to financial reporting matters and investment personnel report on the performance of the Funds’ portfolios. The Board has appointed a Chief Compliance Officer who administers the Funds’ compliance program and regularly reports to the Board as to compliance matters. These reports are generally provided as part of formal in-person Board meetings which are typically held quarterly and involve the Board’s review of, among other items, recent Fund operations. The Funds’ management also provides periodic updates between meetings.
Board Structure and Leadership. The Board consists of six Trustees. Mr. Dillman (Chair), Dr. Harris, Mr. Okel, Ms. Plouché and Mr. Sumichrast are not “interested persons” (as defined in the 1940 Act) of the Funds (the “Independent Trustees”). Mr. Finke is an “interested person” of the Funds because of his affiliation with Barings. As noted above, the Trustees meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with service providers for the Funds and review each Fund’s performance. The Board also has an Audit Committee that is comprised of Dr. Harris (Chair), Mr. Okel and Mr. Sumichrast and a Nominating and Governance Committee that is comprised of Mr. Sumichrast (Chair), Mr. Dillman and Ms. Plouché.
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Mr. Dillman serves as Chairman of the Board. However, because much of the Board’s work is done at the Board (rather than the Committee) level, each Trustee participates in the full range of the Board’s oversight duties, including oversight of the risk management process. See “— Board Oversight of Risk Management” below.
The Board periodically reviews its leadership structure, including the role of the Chairman. The Board also completes an annual self-assessment during which it reviews its leadership and Committee structure and considers whether its structure remains appropriate in light of the Trust's current operations. The Board believes that its leadership structure, including the current percentage of the Board who are Independent Trustees, is appropriate given its specific characteristics. These characteristics include: (i) Barings’ role in the operation of the Trust's business; (ii) the extent to which the work of the Board is conducted by all of the Independent Trustees; (iii) the extent to which the Independent Trustees meet, as needed, in the absence of members of management and members of the Board who are “interested persons” of the Funds; and (iv) Mr. Dillman’s former role with the Manager, and Mr. Finke’s role as Chief Executive Officer of the Manager, which enhance the Board’s understanding of the operations of the Manager and of the Funds.
Audit Committee. The Audit Committee provides oversight with respect to the internal and external accounting and auditing procedures of the Funds and, among other things, considers the selection of independent public accountants for the Funds and the scope of the audit, approves all significant services proposed to be performed by those accountants on behalf of the Funds, and considers other services provided by those accountants to the Funds, the Manager, the Sub-Adviser and the possible effect of those services on the independence of those accountants. The Audit Committee met seven times during the fiscal year ended June 30, 2018.
Nominating and Governance Committee. The purposes of the Nominating and Governance Committee are, among other things, to identify and nominate individuals to become Independent Trustees of the Board, to monitor and evaluate the structure, membership, size, compensation and procedures of the Board and all Board committees and to make recommendations to the Board on corporate governance matters. The Nominating and Governance Committee will consider nominees for Trustee recommended by shareholders of a Fund provided that such recommendations are submitted by the date disclosed in the Fund’s proxy statement, if any, and otherwise comply with applicable securities laws, including Rule 14a-8 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Nominating and Governance Committee met twice during the fiscal year ended June 30, 2018.
Board Oversight of Risk Management. As described above, the Board’s role is one of oversight, rather than active management. This oversight extends to the Trust’s risk management processes. These processes are embedded in the responsibilities of officers of, and service providers to, the Trust. For example, the Manager, the Sub-Adviser and other service providers to the Trust are primarily responsible for the management of the Trust’s investment risks. The Board has not established a formal risk oversight committee; however, much of the regular work of the Board and its standing committees addresses aspects of risk oversight. For example, the Trustees seek to understand the key risks facing the Trust, including those involving conflicts of interest; how management identifies and monitors these risks on an ongoing basis; how management develops and implements controls to mitigate these risks; and how management tests the effectiveness of those controls.
As described above, the Board receives a wide range of reports on the Trust’s activities from the Manager, the Sub-Adviser and other service providers, including reports regarding the Funds’ investment portfolios, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board also meets periodically with the Funds’ Chief Compliance Officer to receive reports regarding the compliance of the Funds with the federal securities laws and the Funds’ internal compliance policies and procedures, and meets with the Funds’ Chief Compliance Officer periodically, including at least annually, to review the Chief Compliance Officer’s annual report, including the Chief Compliance Officer’s risk-based analysis for the Funds. The Board’s Audit Committee also meets regularly with the Chief Financial Officer and Funds’ independent public accounting firm to discuss, among other things, the internal control structure of the Funds’ financial reporting function. The Board also meets periodically with the portfolio managers of each Fund to receive reports regarding the management of the Funds, including its investment risks. The Board held five regular meetings (one of which was held telephonically) during the fiscal year ended June 30, 2018.
49

Qualifications of Trustees
The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Funds should so serve. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other members of the Board; (iii) the individual’s prior experience, if any, serving on other boards of directors (including boards of other investment companies); and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.
The following summarizes each Trustee’s professional experience and additional considerations that contributed to the Board’s conclusion that each individual should serve on the Board.
Mr. Dillman — Mr. Dillman brings over 15 years of experience in investment management, global business development, global political and economic risk management, international acquisitions, global operations and financial reporting. He currently serves as Trustee of Barings Global Short Duration High Yield Fund, a closed-end investment company advised by Barings. Previously, Mr. Dillman served as President of MassMutual International LLC, an international life insurance, health, annuities and pension company, and General Counsel of Babson Capital Management LLC (currently known as Barings). Prior to joining Babson Capital Management LLC, he was a Partner at Day Pitney LLP, a law firm. He has served as a director to many insurance and public and private companies, including Social Reality, Inc., Yingda Taihe Life Insurance Co., MassMutual Life Insurance Company, MassMutual Mercuries Life Insurance Company, MassMutual Asia Limited, The MassMutual Trust Company and Jefferies Finance LLC. He is the author of The Lease Manual: A Practical Guide to Negotiating Office, Rental and Industrial Leases. He holds a Bachelor of Science in Education from Kent State University, a Masters of Arts in Economics from Kent State University Graduate School of Management and a Juris Doctor from Duke University School of Law.
Mr. Finke — Mr. Finke brings over 30 years of executive and board experience in the banking and investment management industries. He currently serves as Chairman and Chief Executive Officer of Barings. Previously, he served as President of Barings, Executive Vice President and Chief Investment Officer of Massachusetts Mutual Life Insurance Company, Co-Founder and President of First Union Institutional Debt Management and Vice President at Bear, Stearns & Co. Mr. Finke currently serves as Director of Barings BDC, Inc., a business development company advised by Barings, Trustee of Barings Global Short Duration High Yield Fund, a closed-end investment company advised by Barings, and Director of Barings (U.K.) Limited. Mr. Finke also serves as a Member of the Board of Directors of the Structured Finance Industry Syndications and Trading Association. He formerly served as Chairman and Director of Barings Global Advisers Limited, Chairman and Manager of Barings Real Estate Advisers LLC, Manager of Wood Creek Capital Management, LLC and as a founding member of the Board of Directors of the Loan Syndicates and Trading Association. He holds a Bachelor of Science from the University of Virginia’s McIntire School of Commerce and a Masters in Business Administration from Duke University’s Fuqua School of Business.
Dr. Harris — Dr. Harris brings substantial executive, board and operations experience to the Funds. He currently serves as Chief Executive Officer and Director of the National Math and Science Initiative, a non-profit organization focused on increasing student opportunities and achievement and teaching effectiveness in STEM education, Chief Executive Officer and Managing Partner of Vesalius Ventures, Inc., a venture capital firm investing in early and mid-stage healthcare technologies and companies, President of The Space Agency and President of The Harris Foundation. Previously, he served as a Clinical Scientist, Flight Surgeon and Astronaut for NASA. Dr. Harris currently serves as director or trustee of several registered investment companies and other public and private organizations, including Barings Global Short Duration High Yield Fund, a closed-end investment company advised by Barings, AIMIS, Inc., the Endowment Fund, the Salient Midstream & MLP Fund, Salient MF Trust, Salient Private Access Funds, Forward Funds, Monebo Technologies Inc., RMD Networks, Inc., U.S. Physical Therapy, Inc., E-Cardio, Inc. and Constellation Services International. He formerly served as director to Counselors to America's Small Business, Sterling Bancshares and Houston Angel Network. Dr. Harris holds several faculty appointments, including as an Associate Professor at the University of Texas Medical Branch and Baylor College of Medicine. He has authored and co-authored numerous articles in scientific publications. He holds a Bachelor
50

of Science in Biology from the University of Houston, a Masters of Medical Science from the University of Texas Medical Branch at Galveston, a Masters of Business Administration from the University of Houston and a Doctorate of Medicine from the Texas Tech University School of Medicine. He is the recipient of several honorary doctorates from Stony Brook University, Moorehouse School of Medicine, New Jersey Institute of Technology, Washington and Jefferson College, Worcester Polytechnic Institute, Indiana Institute of Technology and the University of Hartford. Dr. Harris also has been the recipient of numerous awards, including the NASA Space Flight Medal, the NASA Award of Merit and the 2000 Horatio Alger Award.
Mr. Okel — Mr. Okel brings over 20 years of experience in the underwriting, structuring, distribution and trading of debt used for corporate acquisitions, leveraged buyouts, recapitalizations and refinancings. He currently serves as Executive Director of Catawba Lands Conservancy, a non-profit land trust. Prior to joining Catawba Lands Conservancy, he served as Global Head of Syndicated Capital Markets at Bank of America Merrill Lynch, where he managed capital markets, sales, trading and research for the United States, Europe, Asia and Latin America. He currently serves as trustee or director of several public companies and non-profit organizations, including as Director of Barings BDC, Inc., a business development company advised by Barings, Trustee of Barings Global Short Duration High Yield Fund, a closed-end investment company advised by Barings, Trustee of the Horizon Funds, a mutual fund complex, Trustee of Davidson College and Director of CrossRoads Corporation for Affordable Housing and Community Development, Inc. Mr. Okel holds a Bachelor of Arts in Economics from Davidson College and a Masters of Management, Finance, Accounting and Marketing from the J.L. Kellogg Graduate School of Management at Northwestern University.
Ms. Plouché — Ms. Plouché brings over 32 years of experience in financial services, asset management, the function, governance and oversight of mutual fund boards and operations of fund advisers and service providers. She currently serves as Trustee of Barings Global Short Duration High Yield fund, a closed-end investment company advised by Barings, and Trustee of Northern Trust Funds, a mutual fund complex. She previously served as an Assessor for Moraine Township (IL), a Senior Portfolio Manager for Williams Capital Management, LLC, Chief Investment Officer and Managing Director of Blaylock-Abacus Asset Management, and a Portfolio Manager for Equitable Capital Management Corporation. She formerly served as a Trustee and member of the Audit Committee of AXA Premier VIP Trust, a mutual fund complex. Ms. Plouché holds a Bachelor of Arts in Psychology and Social Relations from Harvard University and a Masters in Business Administration from the Wharton School at the University of Pennsylvania.
Mr. Sumichrast — Mr. Sumichrast brings over 25 years of experience in investing and providing business advisory services to corporations in the United States, Europe and Asia. He currently serves as Chairman, Chief Executive Officer and Director of Level Brands, Inc., a public company, Managing Partner and Principal of Stone Street Partners, LLC, a Charlotte-based merchant banking operation and Managing Director of Washington Capital, LLC, a family owned office entity. He previously served as Managing Director of Lomond International, Inc., a private investment and business advisory firm. Prior to Lomond International, Inc., he co-founded and served as Chairman and Chief Executive Officer of Global Capital Partners, Inc., a diversified financial services holding company that has offices in the United States and Europe. He currently serves as Trustee of Barings Global Short Duration High Yield Fund, a closed-end investment company advised by Barings, and previously served as a Director of Kure Corp., Social Reality, Inc. and Jadeveon Clowney Help-In-Time Foundation. He is co-author of Opportunities in Finance Careers and The Complete Book of Homebuying. Mr. Sumichrast holds a Bachelor of Science from the University of Maryland.
51

Share Ownership
For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Funds and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Funds’ family of investment companies as of June 30, 2018:
The following dollar ranges apply:
N. None
A. $1 – $10,000
B. $10,001 – $50,000
C. $50,001 – $100,000
D. Over $100,000
Name of Trustee	Dollar Range of Equity Securities in the Funds									Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	Global Floating Rate Fund	Global Credit Income Oppor- tunities Fund	Global High Yield Fund	U.S. High Yield Fund	Active Short Duration Bond Fund	Total Return Bond Fund	Emerging Markets Debt Blended Total Return Fund	Emerging Markets Local Currency Debt Fund	Global Emerging Markets Equity Fund
Rodney J. Dillman	N	N	N	N	N	N	N	N	N	C
Bernard A. Harris	N	N	N	N	N	N	N	N	N	B
Thomas W. Okel	N	N	N	N	N	N	N	N	N	C
Cynthia R. Plouché	N	N	N	N	N	N	N	N	N	N
Martin A. Sumichrast	N	N	N	N	N	N	N	N	N	N
Thomas M. Finke	N	N	N	N	N	N	N	N	N	D
For Trustees and their immediate family members, no securities were owned beneficially in an investment adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds as of June 30, 2018.
To the knowledge of the Funds, the following shareholders held of record or beneficially owned 5% or more of any class of the outstanding shares of Global Floating Rate Fund, Global Credit Income Opportunities Fund, Global High Yield Fund, U.S. High Yield Fund, Active Short Duration Bond Fund, Total Return Bond Fund, Emerging Markets Debt Blended Total Return Fund, Emerging Markets Local Currency Debt Fund and Global Emerging Markets Equity Fund as of September 30, 2018. Any shareholder that owns more than 25% of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. Shareholders controlling a Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring approval of shareholders of the Fund. The Trustees and Officers, as a group, owned less than 1% of any Fund’s shares as of September 30, 2018.
52

Share Ownership
Fund Name and Share Class	Name and Address of Owner	Percent of Class
GLOBAL FLOATING RATE FUND
Class A	Morgan Stanley Wealth Management 1 New York Plaza, 12th Floor New York, NY 10004	87.71%
Class C	Morgan Stanley Wealth Management 1 New York Plaza, 12th Floor New York, NY 10004	39.39%
	UBS Financial Services, Inc. 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086	21.35%
	Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	20.99%
	Raymond James Financial Services 880 Carillon Parkway St. Petersburg, FL 33716	16.48%
Class I	US Bank NA P.O. Box 1787 Milwaukee, WI 53201	66.27%
	The Shimon Ben Joseph Foundation 343 Sansome Street, Suite 550 San Francisco, CA 94104	33.29%
Class Y	National Financial Services 82 Devonshire Street, Mail Zone ZE7F Boston, MA 02109	27.44%
	Morgan Stanley Wealth Management 1 New York Plaza, 12th Floor New York, NY 10004	18.73%
	UBS Financial Services, Inc. 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086	17.37%
	Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	11.63%
	LPL Financial 4707 Executive Drive San Diego, CA 92121	6.52%
GLOBAL CREDIT INCOME OPPORTUNITIES FUND
Class A	Wells Fargo Clearing Services, LLC 1 N. Jefferson Avenue St. Louis, MO 63103	50.13%
	Morgan Stanley Wealth Management 1 New York Plaza, 12th Floor New York, NY 10004	35.55%
	E*Trade Savings Bank P.O. Box 3857 Englewood, CO 80155	5.58%
53

Fund Name and Share Class	Name and Address of Owner	Percent of Class
	National Financial Services 82 Devonshire Street, Mail Zone ZE7F Boston, MA 02109	5.12%
Class C	Morgan Stanley Wealth Management 1 New York Plaza, 12th Floor New York, NY 10004	39.95%
	Raymond James Financial Services 880 Carillon Parkway St. Petersburg, FL 33716	20.89%
	UBS Financial Services, Inc. 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086	13.40%
	Wells Fargo Clearing Services, LLC 1 N. Jefferson Avenue St. Louis, MO 63103	10.59%
	Janney Montgomery Scott, LLC 1717 Arch Street Philadelphia, PA 19103	7.49%
Class I	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	99.92%
Class Y	Morgan Stanley Wealth Management 1 New York Plaza, 12th Floor New York, NY 10004	22.49%
	UBS Financial Services, Inc. 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086	14.93%
	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	14.31%
	Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	10.72%
	Wells Fargo Clearing Services, LLC 1 N. Jefferson Avenue St. Louis, MO 63103	9.97%
	Reliance Trust Co. 1100 Abernathy Road, Suite 400 Atlanta, GA 30328	9.30%
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.63%
	Raymond James & Associates 880 Carillon Parkway St. Petersburg, FL 33716	5.34%
GLOBAL HIGH YIELD FUND
Class A	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	92.17%
54

Fund Name and Share Class	Name and Address of Owner	Percent of Class
	National Financial Services 82 Devonshire Street, Mail Zone ZE7F Boston, MA 02109	6.61%
Class C	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	49.37%
	Morgan Stanley Wealth Management 1 New York Plaza, 12th Floor New York, NY 10004	39.46%
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	11.16%
Class I	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	100%
Class Y	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	97.91%
U.S. HIGH YIELD FUND
Class A	Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	48.52%
	E*Trade Savings Bank P.O. Box 3857 Englewood, CO 80155	45.58%
Class C	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	100%
Class I	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	81.98%
	Barings Total Return Bond Fund 300 South Tryon Street, Suite 2500 Charlotte, NC 28202	18.02%
Class Y	Jewish Communal Fund 575 Madison Avenue, Suite 703 New York, NY 10022	55.87%
	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	30.47%
	Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	8.86%
ACTIVE SHORT DURATION BOND FUND
Class A	Morgan Stanley Wealth Management 1 New York Plaza, 12th Floor New York, NY 10004	76.50%

55

Fund Name and Share Class	Name and Address of Owner	Percent of Class
	Raymond James Financial Services 880 Carillon Parkway St. Petersburg, FL 33716	7.98%
	UBS Financial Services, Inc. 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086	5.75%
Class C	Morgan Stanley Wealth Management 1 New York Plaza, 12th Floor New York, NY 10004	49.79%
	Raymond James Financial Services 880 Carillon Parkway St. Petersburg, FL 33716	37.89%
Class I	UMB Bank 928 Grand Boulevard Kansas City, MO 64106	66.98%
	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	33.02%
Class Y	Morgan Stanley Wealth Management 1 New York Plaza, 12th Floor New York, NY 10004	48.11%
	National Financial Services 82 Devonshire Street, Mail Zone ZE7F Boston, MA 02109	18.66%
	Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	10.44%
	UBS Financial Services, Inc. 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086	9.12%
	Raymond James & Associates 880 Carillon Parkway St. Petersburg, FL 33716	5.86%
TOTAL RETURN BOND FUND
Class A	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	95.98%
Class C	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	100%
Class I	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	100%
Class Y	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	75.80%
	TD Ameritrade, Inc. 200 S. 108th Avenue Omaha, NE 68154	19.74%
56

Fund Name and Share Class	Name and Address of Owner	Percent of Class
EMERGING MARKETS DEBT BLENDED TOTAL RETURN FUND
Class A	Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	42.57%
	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	31.67%
	National Financial Services 82 Devonshire Street, Mail Zone ZE7F Boston, MA 02109	25.76%
Class C	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	64.98%
	UBS Financial Services, Inc. 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086	25.36%
	BB&T Securities, LLC 901 E. Byrd Street, 3rd Floor Richmond, VA 23219	5.18%
Class I	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	100%
Class Y	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	96.71%
EMERGING MARKETS LOCAL CURRENCY DEBT FUND
Class A	Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	68.87%
	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	30.84%
Class C	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	100%
Class I	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	100%
Class Y	National Financial Services 82 Devonshire Street, Mail Zone ZE7F Boston, MA 02109	48.14%
	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	46.85%
GLOBAL EMERGING MARKETS EQUITY FUND
Class A	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	100%
57

Fund Name and Share Class	Name and Address of Owner	Percent of Class
Class C	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	100%
Class I	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	100%
Class Y	Barings LLC 1500 Main Street, Suite 600 Springfield, MA 01115	100%
Trustees’ Compensation
Pursuant to the Investment Management Agreement between the Funds and the Manager, the Manager shall arrange, if acceptable to the Funds, for officers or employees of the Manager to serve, without compensation from the Funds, as trustees, officers or agents of the Funds if duly elected or appointed to such positions and subject to their individual consent and to any limitations imposed by the law.
Each Trustee who is not an officer or employee of the Manager, for his or her service as Trustee of both Barings Global Short Duration High Yield Fund (“BGH”) and the Trust, is entitled to compensation payable by BGH and each series of the Trust (the “Fund Complex”). Trustees who are not officers or employees of Barings receive in the aggregate: (i) an annual retainer of  $40,000; (ii) an additional annual retainer of  $12,000 for the Chairman of the Board; (iii) an additional annual retainer of  $8,000 for the Chairman of the Audit Committee; (iv) $8,000 for each in-person Board meeting attended; (v) $4,000 for each telephonic Board meeting attended; and (vi) $2,000 for each in-person or telephonic committee meeting attended. Trustees who are not officers or employees of Barings are also reimbursed for reasonable out-of-pocket expenses incurred in connection with his or her attendance at such meetings. Fifty percent of the cost of such compensation is allocated pro rata based on the number of Funds in the Fund Complex and fifty percent of the cost of such compensation is allocated pro rata based on the assets of each Fund in the Fund Complex. The Trustees do not receive pension or retirement benefits.
The Trustees received the amounts set forth in the following table from the Funds and the Fund Complex for the fiscal year ended June 30, 2018 for services rendered as Trustee.
Name of Trustee	Total Compensation from the Funds for the Fiscal Year Ending June 30, 2018 1	Total Compensation from the Fund Complex Paid to the Trustees for the Fiscal Year Ended June 30, 2018 2
Rodney J. Dillman	$72,143	$92,000
Bernard A. Harris	$76,895	$98,000
Thomas W. Okel	$70,625	$90,000
Cynthia R. Plouché 3	$47,398	$60,000
Martin A. Sumichrast	$65,986	$84,000
Thomas Finke 4	None	None

1.
The Trustees did not receive any amounts from Global Emerging Markets Equity Fund for the fiscal year ended June 30, 2018 because the Fund commenced operations on September 18, 2018.

2.
As of June 30, 2018, there were nine funds in the Fund Complex.

3.
Ms. Plouché was named a Trustee of the Trust and BGH effective August 3, 2017.

4.
No compensation is paid by the Funds or the Fund Complex to Trustees who are officers or employees of Barings.

The Funds have no employees. Its officers are officers or employees of the Manager and serve as officers of the Funds without compensation. However, the Funds are responsible for paying the compensation of the Chief Compliance Officer of the Funds, unless the Manager or the Sub-Adviser agrees to do so. At present, the Funds’ Chief Compliance Officer is an employee of the Manager who is paid by the Manager.
58

Anti-Money Laundering Compliance
The Funds and their service providers may be required to comply with various anti-money laundering laws and regulations. Consequently, the Funds and their service providers may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds and their service providers also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the Funds or their service providers may not be permitted to inform the shareholder that it has taken the actions described above.
Code of Ethics
The Funds, the Manager and the Sub-Adviser have each adopted a code of ethics governing personal trading activities of, as applicable, all Trustees and officers of the Funds, and directors, officers and employees of the Manager and the Sub-Adviser, who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Funds or obtain information pertaining to such purchase or sale or who have the power to influence the management or policies of the Funds, the Manager or the Sub-Adviser, as applicable. Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions (including with respect to securities that may be purchased or held by the Funds), and are required to preclear certain security transactions with the applicable compliance officer or his or her designee and to report certain transactions on a regular basis. The Funds, the Manager and the Sub-Adviser have each developed procedures for administration of their respective codes. Text-only versions of the codes of ethics can be viewed online or downloaded from the EDGAR Database on the SEC’s internet web site at http://www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. In addition, copies of the codes of ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.
Proxy Voting Policy
The Funds and their Board have delegated to Barings responsibility for voting any proxies relating to portfolio securities held by the Funds in accordance with the Manager’s proxy voting policy and procedures. Copies of the proxy voting policy and procedures to be followed by the Manager on behalf of the Funds, including procedures to be used when a vote presents a conflict of interest, are attached hereto as Appendix B (“Proxy Voting Policy”). Information regarding how the Funds vote proxies related to portfolio securities during the most recent 12-month period will be made available without charge at the Funds’ website at http://www.barings.com/funds/mutual-funds or on the website of the SEC at http://www.sec.gov.
Policy on Disclosure of Portfolio Holdings
The Funds have adopted a portfolio holdings disclosure policy which governs the dissemination of the Funds’ portfolio holdings.
Public Disclosures
A complete list of portfolio holdings information is generally made available on a monthly basis at http://www.barings.com/funds/mutual-funds no sooner than three business days after the end of the month. A Fund may delay posting its holdings or may not post any holdings, if the Manager believes that would be in the best interest of the Fund and its shareholders. Portfolio holdings of the Funds are disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the first and third fiscal quarters will be filed on Form N-Q; and (iii) portfolio holdings as of the end of the six-month fiscal period will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at http://www.sec.gov.
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Other Disclosures
Consistent with policies and procedures approved by the Board, the officers of the Funds may provide the Fund’s portfolio holdings information regularly, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, Financial Intermediaries and affiliated persons of the Funds and (ii) clients of the Manager or its affiliates that invest in the Funds or such clients’ consultants. No compensation or other consideration is received by the Funds, the Manager, the Sub-Adviser or any other person for these disclosures. “Financial Intermediaries” means any financial advisor, broker-dealer or other financial intermediary from which shares of the Funds may be purchased and that has entered into an agreement with the Distributor, the Manager or its affiliates, or ALPS Fund Services, Inc., the Funds’ transfer agent (the “Transfer Agent”), with respect to the sale of shares of the Funds.
In addition, the Funds may disclose on an ongoing basis uncertified, non-public portfolio holdings information to certain service providers to the Funds, the Manager, the Sub-Adviser, the Transfer Agent or the Distributor, rating and ranking agencies, such as, but not limited to, Lipper, Morningstar, Bloomberg, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, brokers in connection with Fund transactions and providing pricing quotations, transfer agents and entities providing contingent deferred sales charge (“CDSC”) financing. The Funds, along with the Manager, acting on behalf of the Funds and consistent with the policies and procedures approved by the Board, currently may provide real-time nonpublic information about the Funds’ portfolio securities to the Funds’ Custodian, Administrator, and Transfer Agent, the Funds’ independent registered public accounting firm, legal counsel, and financial printer. In addition, if a Fund redeems a shareholder in kind, the shareholder generally receives its proportionate share of the Fund’s portfolio holdings and, therefore, the shareholder and its agent may receive such information prior to public dissemination.
Disclosure of a Fund’s portfolio securities as an exception to the Fund’s normal business practice requires a Fund officer (other than the Treasurer) to identify a legitimate business purpose for the disclosure and submit the proposal to the Fund’s Treasurer for approval following business and compliance review. Additionally, no compensation or other consideration is received by the Funds, the Manager, the Sub-Adviser or any other person for these disclosures. The Trustees will review annually a list of such entities that received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between the Funds’ shareholders on the one hand and the Manager, the Sub-Adviser or any affiliated person of the Funds or such entities on the other hand by creating a structured review and approval process that seeks to ensure that disclosure of information about the Funds’ portfolio securities is in the best interests of the Funds’ shareholders. There can be no assurance, however, that the Funds’ policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.
Holdings are released to all of the persons and entities described above on conditions of confidentiality, which include the duty not to trade on that confidential information. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions). The Fund’s Custodian, Administrator and Transfer Agent are subject to written agreements that establish confidentiality obligations with respect to the Funds’ portfolio holdings. The Board has concluded that for all persons and entities described above that are not subject to written agreements that establish confidentiality obligations with respect to the Funds’ portfolio holdings, the confidentiality obligations otherwise in place for these parties are adequate to safeguard the Funds from unauthorized disclosure of non-public portfolio holdings information.
Finally, each Fund releases information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security.
INVESTMENT MANAGER AND SUB-ADVISER
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Primary Service Providers
The Trust, on behalf of the Funds, enters into contractual arrangements (“Contracts”) with various parties, including, among others, the Manager, the Sub-Adviser, the Funds’ transfer agent, the Funds’ administrator, the Funds’ distributor and the Funds’ custodian. They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Funds, and are paid for providing these services. Some of these service relationships are described below.
The Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Contracts. Further, the Prospectuses, this SAI and any Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between a Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of each Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
Investment Manager
The Manager serves as investment adviser to the Funds pursuant to an investment management agreement (the “Investment Management Agreement”) between it and the Funds. The Manager is a wholly-owned subsidiary of MM Asset Management Holding LLC, an indirect wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).
The origin of the Manager, an SEC-registered investment adviser since 1940, follows the paths of several early pioneers in investments and financing – Babson Capital Management LLC (“Babson”), Baring Asset Management Limited (“BAML”), Cornerstone Real Estate Advisers LLC (“CREA”) and Wood Creek Capital Management, LLC (“Wood Creek”). Babson, through its predecessor, David L. Babson & Company, Inc., was founded in 1940. Babson was acquired by MassMutual in 1995 and on January 1, 2000, the Investment Management Division (“IMD”) of MassMutual was consolidated into Babson. On the other side of the Atlantic, BAML traces its roots to 1762 when the Baring brothers founded a merchant and banking firm in London. The firm was one of the first U.K. firms to form an investment department in 1955. Throughout the 1970s and 1980s, the firm continued to expand its asset management business internationally and, in 1989, combined its asset management activities within BAML, headquartered in London. BAML was acquired by MassMutual in 2004. In July 2016, BAML became an indirect, wholly-owned subsidiary of Babson, which changed its name to Barings LLC on September 12, 2016. Adding to the rich history of pioneering investment advice, CREA began advising on real estate debt transactions nearly 30 years ago for MassMutual as part of the IMD. In 1994, CREA was established to provide real estate equity management to MassMutual and eventually third parties. In 2010, CREA combined with Babson’s real estate debt group to form a comprehensive real estate adviser. CREA changed its name to Barings Real Estate Advisers LLC on September 12, 2016 and merged with and into the Manager on December 30, 2016. Similarly, Wood Creek was established as an alternative assets investment manager in 2005 as part of a joint venture with the MassMutual Financial Group. Wood Creek became a wholly-owned subsidiary of Barings in 2011. On September 16, 2016, Wood Creek merged with and into the Manager.
The Manager had, together with its subsidiaries, over $306 billion in assets under management as of June 30, 2018, and provides investment management services to registered investment companies, unregistered investment companies, and institutional investors (such as insurance companies, pension plans, endowments and foundations).
The Manager is a Delaware limited liability company and MM Asset Management Holding LLC is the direct owner of 100% of the voting shares of the Manager. MassMutual indirectly owns 100% of the voting shares of MM Asset Management Holding LLC. MassMutual and MM Asset Management Holding LLC are each located at 1295 State Street, Springfield, Massachusetts 01111. The Manager has a principal office located at 300 South Tryon Street, Suite 2500, Charlotte, NC 28202. The Manager has approximately 17 additional offices, including in Boston, MA, Springfield, MA, Chicago, IL, Hartford, CT, Los Angeles, CA, Newport Beach, CA, New York, NY and Washington D.C. The Sub-Adviser is headquartered in London.
The Manager employs, together with its subsidiaries, over 1,800 associates, including over 600 investment professionals.
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Sub-Adviser
BIIL serves as sub-adviser to certain of the Funds responsible for managing such Funds’ European investments, pursuant to a sub-advisory agreement between the Manager and BIIL (the “Sub-Advisory Agreement”). From time to time, the Manager may delegate to BIIL responsibility for managing certain Funds’ investments in other non-North American countries.
BIIL is an investment adviser registered with the SEC in the U.S. and the Financial Conduct Authority in the United Kingdom with its principal office located at 20 Old Bailey, London, United Kingdom EC4M 7BF. BIIL is a wholly-owned subsidiary of Baring Asset Management Limited, which in turn is an indirect, wholly-owned subsidiary of the Manager. As of June 30, 2018, BIIL had approximately $5 billion in assets under management.
Certain Terms of the Investment Management Agreement and Sub-Advisory Agreement
Under the terms of the Investment Management Agreement, subject to such policies as the Trustees of the Funds may determine, the Manager, at its expense, furnishes continuously an investment program for the Funds and makes investment decisions on behalf of the Funds and place all orders for the purchase and sale of portfolio securities subject always to the Funds’ investment objectives, policies and restrictions.
The Manager, subject to the supervision of the Board, is responsible for managing the investment activities of the Funds. The Manager also furnishes to the Board periodic reports on the investment performance of the Funds.
Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Funds, furnishes office space and equipment, provides bookkeeping and certain clerical services (excluding determination of the net asset value of the Funds, shareholder accounting services and the accounting services for the Funds) and pays all salaries, fees and expenses of officers and Trustees of the Funds affiliated with the Manager or MassMutual, subject to the Chief Compliance Officer exception discussed above. As indicated under “Portfolio Transactions and Brokerage—Brokerage and Research Services,” the Funds’ portfolio transactions may be placed with broker-dealers which furnish the Manager, without cost, certain research, statistical and quotation services of value to them or their respective affiliates in advising the Funds or their other clients. In so doing, the Funds may incur greater brokerage commissions and other transactions costs than it might otherwise pay.
Pursuant to the Investment Management Agreement between the Manager and the Funds, the Funds have agreed to pay the Manager an annual management fee, payable on a monthly basis, at the annual percentages of average daily net assets as set forth below for the services and facilities the Manager provides.
Global Floating Rate Fund	0.65% of average daily net assets;
Global Credit Income Opportunities Fund	0.75% of average daily net assets;
Global High Yield Fund	0.60% of average daily net assets;
U.S High Yield Fund	0.55% of average daily net assets;
Active Short Duration Bond Fund	0.35% of average daily net assets;
Total Return Bond Fund	0.40% of average daily net assets;
Emerging Markets Debt Blended Total Return Fund	0.75% of average daily net assets;
Emerging Markets Local Currency Debt Fund	0.75% of average daily net assets; and
Global Emerging Markets Equity Fund	0.90% of average daily net assets.
For the periods below, each Fund paid the Manager investment advisory fees as follows:
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Fund	Fiscal Year Ended June 30,	Gross Advisory Fees	Fees Waived/ Expenses Reimbursed	Net Advisory Fees 1
Global Floating Rate Fund	2018	$1,352,275	$641,261	$711,014
	2017	$1,123,060	$691,247	$481,813
	2016	$1,060,920	$872,874	$188,046
Global Credit Income Opportunities Fund	2018	$1,346,860	$341,946	$1,004,914
	2017	$930,139	$419,026	$511,113
	2016	$651,423	$543,562	$107,861
Global High Yield Fund	2018	$161,392	$207,018	$(45,626)
	2017	$161,867	$205,706	$(43,839)
	2016 2	$97,064	$123,276	$(26,212)
U.S. High Yield Fund	2018	$202,338	$197,501	$4,837
	2017	$173,855	$201,358	$(27,503)
	2016 2	$95,231	$120,220	$(24,989)
Active Short Duration Bond Fund	2018	$1,412,898	$1,216,496	$196,402
	2017	$862,959	$1,039,065	$(176,106)
	2016 3	$341,708	$476,360	$(134,652)
Total Return Bond Fund	2018	$122,954	$244,623	$(121,669)
	2017	$111,712	$234,656	$(122,944)
	2016 3	$97,807	$214,709	$(116,902)
Emerging Markets Debt Blended Total Return Fund	2018	$172,999	$276,961	$(103,962)
	2017	$76,434	$201,182	$(124,748)
	2016 4	$49,860	$120,011	$(71,151)
Emerging Markets Local Currency Debt Fund	2018	$108,895	$250,989	$(142,094)
	2017	$39,385	$192,378	$(152,993)
	2016 5	$21,357	$95,715	$(74,358)
Global Emerging Markets Equity Fund	2018 6	$0	$0	$0

1.
A negative amount indicates advisory fees waived and/or expenses reimbursed in excess of the advisory fees.

2.
Global High Yield Fund and U.S. High Yield Fund commenced operations on October 30, 2015.

3.
Active Short Duration Bond Fund and Total Return Bond Fund commenced operations on July 8, 2015.

4.
Emerging Markets Debt Blended Total Return Fund commenced operations on October 21, 2015.

5.
Emerging Markets Local Currency Debt Fund commenced operations on December 8, 2015.

6.
Global Emerging Markets Equity Fund commenced operations on September 18, 2018.

The Sub-Advisory Agreement provides that the Sub-Adviser will not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith or gross negligence in the performance of its obligations and duties.
Except as otherwise described in the Prospectuses, each Fund pays, in addition to the investment management fee described above, all of its own expenses, including, among others, legal fees, and expenses of counsel to the Fund and to the Independent Trustees; insurance, including trustees and officers insurance and errors and omissions insurance; auditing and accounting expenses, including sub-accounting services provided by certain Financial Intermediaries; taxes and governmental fees; listing fees; dues and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund’s custodians, administrators, transfer agents, including sub-transfer agent services provided by certain Financial Intermediaries, registrars and other service providers; expenses for portfolio pricing services by a pricing agent, if any; other expenses in connection with the issuance, offering and underwriting of shares or debt instruments issued by the Fund or with the securing of any credit facility or other loans for the Fund;
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expenses relating to investor and public relations and secondary market services; expenses of registering or qualifying securities of the Fund for public sale; brokerage commissions and other costs of acquiring or disposing of any portfolio holding of the Fund; expenses of preparation and distribution of reports, notices and dividends to shareholders; expenses of the dividend reinvestment plan (except for brokerage expenses paid by participants in such plan); compensation and expenses of trustees; costs of stationery; any litigation expenses; and costs of shareholder, Board and other meetings.
The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of each Fund will not exceed the annual rates set forth below (as a percentage of average daily net assets allocated to each such class):
Fund	Class A	Class C	Class Y	Class I
Global Floating Rate Fund 1	0.75%	0.75%	0.75%	0.75%
Global Credit Income Opportunities Fund 1	0.95%	0.95%	0.95%	0.95%
Global High Yield Fund 1	0.80%	0.80%	0.80%	0.80%
U.S. High Yield Fund 1	0.75%	0.75%	0.75%	0.75%
Active Short Duration Bond Fund 1	0.40%	0.40%	0.40%	0.40%
Total Return Bond Fund 1	0.55%	0.55%	0.55%	0.55%
Emerging Markets Debt Blended Total Return Fund 1	0.95%	0.95%	0.95%	0.95%
Emerging Markets Local Currency Debt Fund 1	0.95%	0.95%	0.95%	0.95%
Global Emerging Markets Equity Fund 1	1.20%	1.20%	1.20%	1.20%

1.
This agreement will remain in effect at least until November 1, 2019, unless earlier modified or terminated by the Funds’ Board of Trustees.

If a Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund’s Board specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund’s expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement) in the sections entitled “Fees and Expenses of the Fund” in the Fund's Prospectus. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.
The Investment Management Agreement was approved by the Trustees of the Funds (including all of the Trustees who are not “interested persons” of the Manager or the Funds). The Investment Management Agreement will continue in force with respect to the Funds for two years from its date, and from year to year thereafter, but only so long as their continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Manager or the Funds, and (ii) the majority vote of either the full Board or the vote of a majority of the outstanding shares of all classes of the Funds. The Investment Management Agreement automatically terminates on assignment. The Investment Management Agreement may be terminated on not less than 60 days’ notice by the Manager to the Funds or by the Funds to the Manager.
The Investment Management Agreement provides that the Manager will not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith or gross negligence in the performance of its obligations and duties. The Investment Management Agreement also provides that the Trust’s right to use the “Barings” name is subject to the Manager’s ongoing permission to use the name.
Under the terms of the Sub-Advisory Agreement, BIIL manages, subject to the supervision of the Manager and the Board, the investment and reinvestment of a portion of the assets of Global Floating Rate Fund, Global Credit Income Opportunities Fund, Global High Yield Fund, Emerging Markets Debt Blended Total Return Fund, and Global Emerging Markets Equity Fund, as may be allocated from time to time to BIIL. As compensation for its services, the Manager (and not the Funds) pays to BIIL sub-advisory
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fees equal to the below percentages of the advisory fee paid to the Manager by the applicable Fund, net of any fee waivers and/or expense reimbursements:
Fund	BIIL Sub- Advisory Fees as a Percentage of Net Advisory Fees
Global Floating Rate Fund	35%
Global Credit Income Opportunities Fund	35%
Global High Yield Fund	35%
Emerging Markets Debt Blended Total Return Fund	50%
Global Emerging Markets Equity Fund	70%
The Sub-Advisory Agreement was approved by the Trustees of the Funds (including all of the Independent Trustees). The Sub-Advisory Agreement will continue in force with respect to the Funds, as applicable, for two years from its date, and from year to year thereafter, but only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Manager, the Sub-Adviser or the Funds, and (ii) the majority vote of either the full Board or the vote of a majority of the outstanding shares of all classes of the Funds. The Sub-Advisory Agreement automatically terminates on assignment. The Sub-Advisory Agreement may be terminated on not less than 60 days’ notice by the Sub-Adviser to the Manager or by the Funds or the Manager to the Sub-Adviser.
The Sub-Advisory Agreement provides that the Sub-Adviser will not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith or gross negligence in the performance of its obligations and duties.
INFORMATION REGARDING PORTFOLIO MANAGERS
Portfolio Managers
Other Accounts Managed. Barings’ portfolio managers are typically responsible for the day-to-day management of multiple Manager and Sub-Adviser advisory accounts, including, among others, closed-end and open-end investment companies, as well as separate accounts for institutional clients (including foundations, endowments, pension funds and trusts).
All information in this section is as of June 30, 2018, unless otherwise noted.
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Barings Global Floating Rate Fund
Portfolio Team	Account Category	Number of Accounts Managed	Assets Managed (millions)	Number of Accounts with Performance-Based Advisory Fee	Assets Managed in Accounts with Performance-Based Advisory Fee (millions)
Sean Feeley	Registered Investment Companies	8	$1,955	0	N/A
	Other Pooled Investment Vehicles	5	$1,963	0	N/A
	Other Accounts	24	$4,382	0	N/A
Robert Faulkner	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	13	$10,423	0	N/A
	Other Accounts	4	$1,283	0	N/A
Martin Horne	Registered Investment Companies	2	$246	0	N/A
	Other Pooled Investment Vehicles	14	$19,542	0	N/A
	Other Accounts	7	$2,016	0	N/A
Tom McDonnell	Registered Investment Companies	1	$221	0	N/A
	Other Pooled Investment Vehicles	6	$13,646	0	N/A
	Other Accounts	3	$1,972	0	N/A
David Mihalick	Registered Investment Companies	3	$302	0	N/A
	Other Pooled Investment Vehicles	1	$2,914	0	N/A
	Other Accounts	12	$3,666	0	N/A
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Barings Global Credit Income Opportunities Fund
Portfolio Team	Account Category	Number of Accounts Managed	Assets Managed (millions)	Number of Accounts Managed with Performance-Based Advisory Fee	Assets Managed in Accounts with Performance-Based Advisory Fee Accounts (millions)
Sean Feeley	Registered Investment Companies	8	$1,989	0	N/A
	Other Pooled Investment Vehicles	5	$1,963	0	N/A
	Other Accounts	24	$4,382	0	N/A
Michael Freno	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	1	$13	0	N/A
	Other Accounts	1	$2,316	0	N/A
Martin Horne	Registered Investment Companies	2	$279	0	N/A
	Other Pooled Investment Vehicles	14	$19,542	0	N/A
	Other Accounts	7	$2,016	0	N/A
Tom McDonnell	Registered Investment Companies	1	$254	0	N/A
	Other Pooled Investment Vehicles	6	$13,646	0	N/A
	Other Accounts	3	$1,972	0	N/A
David Mihalick	Registered Investment Companies	3	$335	0	N/A
	Other Pooled Investment Vehicles	1	$2,914	0	N/A
	Other Accounts	12	$3,666	0	N/A
Scott Roth	Registered Investment Companies	5	$1,250	0	N/A
	Other Pooled Investment Vehicles	7	$2,524	0	N/A
	Other Accounts	21	$3,450	0	N/A
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Barings Global High Yield Fund
Portfolio Team	Account Category	Number of Accounts Managed	Assets Managed (millions)	Number of Accounts Managed with Performance-Based Advisory Fee	Assets Managed in Accounts with Performance-Based Advisory Fee (millions)
Craig Abouchar	Registered Investment Companies	1	$579	0	N/A
	Other Pooled Investment Vehicles	4	$2,224	0	N/A
	Other Accounts	6	$977	0	N/A
Sean Feeley	Registered Investment Companies	8	$2,185	0	N/A
	Other Pooled Investment Vehicles	5	$1,963	0	N/A
	Other Accounts	24	$4,382	0	N/A
Martin Horne	Registered Investment Companies	2	$475	0	N/A
	Other Pooled Investment Vehicles	14	$19,542	0	N/A
	Other Accounts	7	$2,016	0	N/A
David Mihalick	Registered Investment Companies	3	$532	0	N/A
	Other Pooled Investment Vehicles	1	$2,914	0	N/A
	Other Accounts	12	$3,666	0	N/A
Scott Roth	Registered Investment Companies	5	$1,447	0	N/A
	Other Pooled Investment Vehicles	7	$2,524	0	N/A
	Other Accounts	21	$3,450	0	N/A
Chris Sawyer	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	4	$12,474	0	N/A
	Other Accounts	9	$1,852	0	N/A
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Barings U.S. High Yield Fund
Portfolio Team	Account Category	Number of Accounts Managed	Assets Managed (millions)	Number of Accounts Managed with Performance-Based Advisory Fee	Assets Managed in Accounts with Performance-Based Advisory Fee (millions)
Sean Feeley	Registered Investment Companies	8	$2,153	0	N/A
	Other Pooled Investment Vehicles	5	$1,963	0	N/A
	Other Accounts	24	$4,382	0	N/A
David Mihalick	Registered Investment Companies	3	$500	0	N/A
	Other Pooled Investment Vehicles	1	$2,914	0	N/A
	Other Accounts	12	$3,666	0	N/A
Scott Roth	Registered Investment Companies	5	$1,415	0	N/A
	Other Pooled Investment Vehicles	7	$2,524	0	N/A
	Other Accounts	21	$3,450	0	N/A
Barings Active Short Duration Bond Fund
Portfolio Team	Account Category	Number of Accounts Managed	Assets Managed (millions)	Number of Accounts Managed with Performance-Based Advisory Fee	Assets Managed in Accounts with Performance-Based Advisory Fee (millions)
Nat Barker	Registered Investment Companies	3	$892	0	N/A
	Other Pooled Investment Vehicles	3	$196	0	N/A
	Other Accounts	31	$139,616	0	N/A
David Nagle	Registered Investment Companies	6	$2,776	0	N/A
	Other Pooled Investment Vehicles	1	$64	0	N/A
	Other Accounts	9	$5,888	0	N/A
Doug Trevallion	Registered Investment Companies	8	$4,576	0	N/A
	Other Pooled Investment Vehicles	6	$667	0	N/A
	Other Accounts	32	$73,323	0	N/A
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Barings Total Return Bond Fund
Portfolio Team	Account Category	Number of Accounts Managed	Assets Managed (millions)	Number of Accounts Managed with Performance-Based Advisory Fee	Assets Managed in Accounts with Performance-Based Advisory Fee (millions)
Nat Barker	Registered Investment Companies	3	$1,293	0	N/A
	Other Pooled Investment Vehicles	3	$196	0	N/A
	Other Accounts	31	$139,616	0	N/A
Stephen Ehrenberg	Registered Investment Companies	2	$1,379	0	N/A
	Other Pooled Investment Vehicles	1	$9	0	N/A
	Other Accounts	19	$12,690	0	N/A
David Nagle	Registered Investment Companies	6	$3,178	0	N/A
	Other Pooled Investment Vehicles	1	$64	0	N/A
	Other Accounts	9	$5,888	0	N/A
Doug Trevallion	Registered Investment Companies	8	$4,977	0	N/A
	Other Pooled Investment Vehicles	6	$667	0	N/A
	Other Accounts	32	$73,323	0	N/A
Barings Emerging Markets Debt Blended Total Return Fund
Portfolio Team	Account Category	Number of Accounts Managed	Assets Managed (millions)	Number of Accounts Managed with Performance-Based Advisory Fee	Assets Managed in Accounts with Performance-Based Advisory Fee (millions)
Ricardo Adrogué	Registered Investment Companies	1	$18	0	N/A
	Other Pooled Investment Vehicles	3	$1,304	0	N/A
	Other Accounts	6	$1,049	0	N/A
Cem Karacadag	Registered Investment Companies	1	$18	0	N/A
	Other Pooled Investment Vehicles	3	$1,304	0	N/A
	Other Accounts	6	$1,049	0	N/A
Natalia Krol	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	1	$100	0	N/A
	Other Accounts	0	N/A	0	N/A
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Barings Emerging Markets Local Currency Debt Fund
Portfolio Team	Account Category	Number of Accounts Managed	Assets Managed (millions)	Number of Accounts Managed with Performance-Based Advisory Fee	Assets Managed in Accounts with Performance-Based Advisory Fee (millions)
Ricardo Adrogué	Registered Investment Companies	1	$46	0	N/A
	Other Pooled Investment Vehicles	3	$1,304	0	N/A
	Other Accounts	6	$1,049	0	N/A
Cem Karacadag	Registered Investment Companies	1	$46	0	N/A
	Other Pooled Investment Vehicles	3	$1,304	0	N/A
	Other Accounts	6	$1,049	0	N/A
Barings Global Emerging Markets Equity Fund
Portfolio Team	Account Category	Number of Accounts Managed	Assets Managed (millions)	Number of Accounts Managed with Performance-Based Advisory Fee	Assets Managed in Accounts with Performance-Based Advisory Fee (millions)
Michael Levy	Registered Investment Companies	1	$68	0	N/A
	Other Pooled Investment Vehicles	3	$685	0	N/A
	Other Accounts	0	N/A	0	N/A
William Palmer	Registered Investment Companies	1	$68	0	N/A
	Other Pooled Investment Vehicles	1	$640	0	N/A
	Other Accounts	0	N/A	0	N/A
Material Conflicts of Interest. The potential for material conflicts of interest may exist when a portfolio manager has responsibilities for the day-to-day management of multiple accounts. These conflicts may be heightened to the extent a portfolio manager, the Manager, the Sub-Adviser and/or their respective affiliates has an investment in one or much of such accounts or an interest in the performance of such accounts. The Manager and the Sub-Adviser have identified (and summarized below) areas where material conflicts of interest are most likely to arise and have adopted policies and procedures that it believes are reasonably designed to address such conflicts.
It is possible that an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio managers, but may not be available in sufficient quantities for both a Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. A conflict may arise where the portfolio managers may have an incentive to treat an account preferentially as compared to a Fund because the account pays the Manager or the Sub-Adviser a performance-based fee or the portfolio manager, the Manager, the Sub-Adviser or an affiliate has an interest in the account. The Manager and the Sub-Adviser have adopted investment allocation and trade aggregation procedures to address allocation of portfolio transactions and investment opportunities across multiple clients. These policies are designed to achieve fair and equitable treatment of all clients over time, and specifically prohibit allocations based on performance of an account, the amount or structure of the
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management fee, performance fee or profit sharing allocations, participation or investment by an employee, the Manager, the Sub-Adviser or an affiliate, whether the account is public, private, proprietary or third party.
Potential material conflicts of interest may also arise related to the knowledge and timing of the Funds’ trades, investment opportunities and broker selection. The portfolio managers will have information about the size, timing and possible market impact of the Funds’ trades. It is theoretically possible that the portfolio managers could use this information for their personal advantage or the advantage of other accounts they manage or the possible detriment of the Funds. For example, a portfolio manager could front run a Fund’s trade or short sell a security for an account immediately prior to the Fund’s sale of that security. To address these conflicts, the Manager and the Sub-Adviser have adopted policies and procedures governing employees’ personal securities transactions, the use of short sales, and trading between the Funds and other accounts managed by the portfolio managers or accounts owned by the Manager, the Sub-Adviser or their respective affiliates.
With respect to securities transactions for the Funds, Barings determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. Barings manages certain other accounts, however, where Barings may be limited by the client with respect to the selection of brokers or directed to trade such client’s transactions through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Placing separate transaction orders for a security may temporarily affect the market price of the security or otherwise affect the execution of the transaction to the possible detriment of a Fund or the other account(s) involved. The Manager and the Sub-Adviser have policies and procedures that address best execution and directed brokerage.
The portfolio managers may also face other potential conflicts of interest in managing the Funds, and the above is not a complete description of every conflict of interest that could be deemed to exist in managing both the Funds and the other accounts listed above.
Compensation. Compensation packages at Barings are structured such that key professionals have a vested interest in the continuing success of the firm. Portfolio managers’ compensation is comprised of base salary, and a discretionary, performance-driven annual bonus. Certain key individuals may also receive a long-term incentive award and/or a performance fee award. As part of the firm’s continuing effort to monitor retention, we participate in annual compensation surveys of investment management firms and subsidiaries to ensure that Barings’ compensation is competitive with industry standards.
The base salary component is generally positioned at mid-market. Increases are tied to market, individual performance evaluations and budget constraints.
Portfolio Managers may receive a yearly bonus. Factors impacting the potential bonuses include but are not limited to: (i) investment performance of funds/accounts managed by a Portfolio Manager, (ii) financial performance of Barings, (iii) client satisfaction and (iv) teamwork.
Long-term incentives are designed to share the long-term success of the firm and take the form of deferred cash awards, which may include an award that resembles phantom restricted stock; linking the value of the award to a formula including Barings’ overall earnings. A voluntary separation of service will result in a forfeiture of unvested long-term incentive awards.
Ownership of Securities. As of June 30, 2018, Craig Abouchar, Ricardo Adrogué, Stephen Ehrenberg, Robert Faulkner, Sean Feeley, Michael Freno, Martin Horne, Cem Karacadag, Natalia Krol, Michael Levy, Tom McDonnell, David Mihalick, David Nagle, William Palmer, Scott Roth and Chris Sawyer did not directly or indirectly own any shares of the Funds. As of that date, Nat Barker and Doug Trevallion each owned $50,000 or less in shares of the Active Short Duration Bond Fund.
DISTRIBUTOR
The distribution services of ALPS Distributors, Inc., the Funds’ principal underwriter (the “Distributor”), are furnished to the Funds pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor (1) assists in the sale and distribution of the Funds’ shares on a continuous basis; and (2) qualifies and maintains its qualification as a broker-dealer in such states where shares of the Funds are registered for sale.
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The Distribution Agreement will remain in effect provided that it is approved at least annually by the Board or by a majority of each Fund’s outstanding shares, and in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party. The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty by either party on not less than 60 days’ written notice.
DISTRIBUTION AND SERVICE FEE PLAN
The Distribution and Service Fee Plan (the “Plan”) permits the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A Shares of each Fund and 1.00% of the average daily net assets attributable to Class C Shares of each Fund except for Active Short Duration Bond Fund which has a monthly service fee to the Distributor at an annual rate of 0.50% of the average daily net assets attributable to its Class C Shares. The Distributor may pay all or a portion of these fees to Financial Intermediaries whose clients own shares of the Funds. The Trustees of the Funds have concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. For instance, asset growth resulting from the Plan can be expected to benefit each Fund’s shareholders through the realization of economies of scale and potentially lower expense levels.
For the fiscal year ended June 30, 2018, Class A shares of each Fund paid distribution and/or shareholder servicing fees as follows:
Fund
Global Floating Rate Fund	$128,770
Global Credit Income Opportunities Fund	$89,859
Global High Yield Fund	$273
U.S. High Yield Fund	$5,895
Active Short Duration Bond Fund	$392,256
Total Return Bond Fund	$534
Emerging Markets Debt Blended Total Return Fund	$1,374
Emerging Markets Local Currency Debt Fund	$686
Global Emerging Markets Equity Fund 1	$0

1.
As of June 30, 2018, Global Emerging Markets Equity Fund had not yet commenced operations.

For the fiscal year ended June 30, 2018, Class C shares of each Fund paid distribution and/or shareholder servicing fees as follows:
Fund
Global Floating Rate Fund	$80,399
Global Credit Income Opportunities Fund	$77,776
Global High Yield Fund	$2,295
U.S. High Yield Fund	$1,127
Active Short Duration Bond Fund	$4,430
Total Return Bond Fund	$2,003
Emerging Markets Debt Blended Total Return Fund	$2,437
Emerging Markets Local Currency Debt Fund	$1,084
Global Emerging Markets Equity Fund 1	$0

1.
As of June 30, 2018, Global Emerging Markets Equity Fund had not yet commenced operations.

The Manager may pay certain Financial Intermediaries whose clients own shares of a Fund monthly distribution fees with respect to a given share class at a rate greater than that set forth above, so long as the total payments paid by the Funds for each share class under a Plan for distribution fees do not exceed the stated percentages. In the event that there are insufficient assets in the Plan to make a contractually required
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payment to a Financial Intermediary, the Manager has agreed to pay such Financial Intermediary at its own expense out of its own financial resources. See “Shareowner Guide — How to Invest in the Funds — Distribution and Service Fees” in the Funds’ Prospectuses for additional information on “revenue sharing” payments. Any shareholder purchasing shares of a Fund through a Financial Intermediary should check with the Financial Intermediary to determine the distribution fees it is receiving.
PAYMENTS TO FINANCIAL INTERMEDIARIES
Financial Intermediaries may receive various forms of compensation from a Fund in the form of distribution and service (12b-1) plan payments as described above. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the Financial Intermediary’s clients, also as described in this SAI. In addition, the Manager and the Distributor (including their affiliates) may make payments to Financial Intermediaries in connection with the intermediaries’ offering and sales of Fund shares and shares of other funds, or their provision of marketing or promotional support, transaction processing or administrative services. Among the Financial Intermediaries that may receive these payments are brokers or dealers who sell or hold shares of a Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan or qualified tuition program administrators, third party administrators, recordkeepers or other institutions that have selling, servicing or similar arrangements with the Manager or the Distributor. The payments to Financial Intermediaries vary by the types of product sold, the features of a Fund share class and the role played by the intermediary.
Types of payments to Financial Intermediaries may include, without limitation, all or portions of the following:
Payments made by a Fund, or by an investor buying or selling shares of a Fund, including:
•
an initial front-end sales charge, all or a portion of which is payable by the Distributor to Financial Intermediaries (see the “Shareowner Guide — How to Invest in the Funds” section in the Prospectus);

•
ongoing asset-based distribution and/or service fees (described in the section “Distribution and Service Fee Plan” above);

•
shareholder servicing expenses that may be paid from Fund assets to reimburse Financial Intermediaries, the Manager or the Distributor for Fund expenses they incur for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services (including retirement plan and 529 plan administrative services fees).

In addition, the Manager may, at its discretion, make the following types of payments from its own resources, which may include profits the Manager derives from investment advisory fees paid by a Fund. Payments are made based on guidelines established by the Manager, subject to applicable law. These payments are often referred to as “revenue sharing” payments, and may include:
•
compensation for marketing support, support provided in offering shares in a Fund through certain trading platforms and programs, and transaction processing or other services;

•
other compensation, to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA.

Although a broker or dealer that sells Fund shares may also act as a broker or dealer in connection with the purchase or sale of portfolio securities by a Fund, the Manager does not consider a Financial Intermediary’s sales of shares of a Fund when choosing brokers or dealers to effect portfolio transactions for a Fund.
Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation:
•
transactional support, one-time charges for setting up access for a Fund on particular trading systems, and paying the Financial Intermediary’s networking fees;

•
program support, such as expenses related to including the Funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund “supermarkets”, bank or trust company products or insurance companies’ variable annuity or variable life insurance products;

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•
placement on the dealer’s list of offered funds and providing representatives of the Manager or the Distributor with access to a Financial Intermediary’s sales meetings, sales representatives and management representatives; or

•
firm support, such as business planning assistance, advertising, or educating a Financial Intermediary’s sales personnel about the Funds and shareholder financial planning needs.

These payments may provide an incentive to Financial Intermediaries to actively market or promote the sale of shares of a Fund, or to support the marketing or promotional efforts of the Distributor in offering shares of a Fund. In addition, some types of payments may provide a Financial Intermediary with an incentive to recommend a Fund or a particular share class. Financial Intermediaries may earn profits on these payments, since the amount of the payments may exceed the cost of providing the services. Certain of these payments are subject to limitations under applicable law. Financial Intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in a Fund’s Prospectus and this SAI. You should ask your Financial Intermediary for information about any payments it receives from a Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.
THE TRANSFER AGENT
ALPS Fund Services, Inc. (the “Transfer Agent”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Funds’ transfer and dividend-paying agent pursuant to a Transfer Agency and Services Agreement and performs bookkeeping, data processing and administrative services for the maintenance of Shareholder accounts.
THE CUSTODIAN
State Street Bank and Trust Company (the “Custodian”) serves as the Funds’ custodian pursuant to a Custodian Agreement. The Custodian has its principal business offices at One Lincoln Street, Boston, MA 02111. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Funds.
THE ADMINISTRATOR
General. State Street Bank and Trust Company (the “Administrator”) serves as the Funds’ administrator pursuant to an Administration Agreement. The Administrator has its principal business offices at One Lincoln Street, Boston, MA 02111. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.
Administration Agreement with the Funds. The Funds’ and the Administrator have entered into the Administration Agreement whereby the Administrator provides, or arranges for the provision of, certain administrative and accounting services for the Funds, including maintaining the books and records of each Fund, and preparing certain reports and other documents required by federal and/or state laws and regulations.
The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss or damage resulting from the performance or non-performance of its duties under the Administration Agreement unless directly caused by or resulting from the negligence, bad faith or willful misconduct of the Administrator, its officers or employees. The Administrator’s liability is limited to an amount agreed upon between the Administrator and the Funds.
For its services prior to July 20, 2018, the Administrator received fees from the Funds calculated daily and paid monthly either at an annual rate of 0.04% of average daily net assets with reductions as average daily net assets increased to certain levels or, if the Funds’ net assets, together with other Funds in the Trust, were below certain asset levels for any particular month, a minimum monthly fee. Effective July 20, 2018, the Administrator receives fees from the Funds calculated daily and paid monthly either at an annual rate of
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0.03% on amounts up to $1 billion and 0.02% on amounts over $1 billion of the aggregate net asset value of the Trust or, if the Trust’s net assets are below certain asset levels for any particular month, a minimum monthly fee. The Administrator or its affiliates do not pay any Fund fees, expenses or costs.
For the periods below, each Fund paid the Administrator as follows:
Fund	Fiscal Year Ended June 30,	Fees
Global Floating Rate Fund	2018	$234,817
	2017	$279,002
	2016	$331,845
Global Credit Income Opportunities Fund	2018	$204,184
	2017	$208,575
	2016	$181,586
Global High Yield Fund	2018	$47,112
	2017	$57,286
	2016 1	$35,380
U.S. High Yield Fund	2018	$53,631
	2017	$63,724
	2016 1	$36,991
Active Short Duration Bond Fund	2018	$449,980
	2017	$382,543
	2016 2	$157,980
Total Return Bond Fund	2018	$51,292
	2017	$62,179
	2016 2	$52,130
Emerging Markets Debt Blended Total Return Fund	2018	$40,616
	2017	$34,381
	2016 3	$23,430
Emerging Markets Local Currency Debt Fund	2018	$33,995
	2017	$27,307
	2016 4	$15,063
Global Emerging Markets Equity Fund	2018 5	$0

1.
Global High Yield Fund and U.S. High Yield Fund commenced operations on October 30, 2015.

2.
Active Short Duration Bond Fund and Total Return Bond Fund commenced operations on July 8, 2015.

3.
Emerging Markets Debt Blended Total Return Fund commenced operations on October 21, 2015.

4.
Emerging Markets Local Currency Debt Fund commenced operations on December 8, 2015.

5.
As of June 30, 2018, Global Emerging Markets Equity Fund had not yet commenced operations.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP (“Deloitte”), 30 Rockefeller Plaza, New York, New York 10112, serves as the independent registered public accounting firm for the Funds. Deloitte provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings to the Funds.
COUNSEL
Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199, passes upon certain legal matters in connection with shares offered by the Funds, and also acts as counsel to the Funds. Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington D.C. 20004, acts as counsel to the Independent Trustees of the Funds.
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PORTFOLIO TRANSACTIONS AND BROKERAGE
Brokerage and Research Services
Purchases and sales of securities on a securities exchange are effected by brokers, and when a Fund purchases or sells securities on a securities exchange it will pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. Barings attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on the basis of their professional capability, the value and quality of their brokerage services, including anonymity and trade confidentiality, and the level of their brokerage commissions.
As permitted by Section 28(e) of the Exchange Act, Barings may cause a Fund to pay a broker-dealer that provides brokerage and research services to Barings an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if Barings determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Manager’s or the Sub-Adviser’s overall responsibilities to the Fund and to their other clients. The term “brokerage and research services” includes: providing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.
Research provided by brokers is used for the benefit of all of Barings’ clients and not solely or necessarily for the benefit of a Fund. Barings attempts to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by Barings as a consideration in the selection of brokers to execute portfolio transactions.
The investment advisory fee that a Fund pays to the Manager will not be reduced as a consequence of Barings’ receipt of brokerage and research services. To the extent a Fund’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount which cannot now be determined. Such services would be useful and of value to Barings in serving both a Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to Barings in carrying out its obligations to the Fund.
Effective January 3, 2018, under MiFID II (the recast European Union Markets in Financial Instruments Directive), investment managers in the European Union, including BIIL, will no longer be able to use soft dollars to pay for research from brokers. Investment managers in the European Union will be required to either pay for research out of their own profit and loss or agree with clients to have research costs paid by clients through research payment accounts that are funded out of execution commissions or by a specific client research charge, provided that the payments for research are unbundled from the payments for execution. MiFID II will restrict the use of soft dollars by investment managers in the EU, such as BIIL. BIIL will pay for any research out of its own resources and not through soft dollars or commission sharing arrangements.
Subject to the overriding objective of obtaining the best execution of orders, each Fund may use broker-dealer affiliates of Barings to effect portfolio brokerage transactions under procedures adopted by the Trustees. Pursuant to these procedures, the commission rates and other remuneration paid to the affiliated broker-dealer must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period. This
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standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker. For the fiscal year ended June 30, 2018, the Funds paid no commissions to affiliated brokers.
For the fiscal year ended June 30, 2018, the Funds paid no brokerage commissions to firms for research and execution services. In addition, the Funds held no securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) during the fiscal year ended June 30, 2018.
Investment Decisions and Portfolio Transactions
Investment decisions for each Fund and for the other investment advisory clients of Barings are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including a Fund). Some securities considered for investments by a Fund may also be appropriate for other clients served by Barings. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients served by Barings is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by Barings. Barings may aggregate orders for a Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for that transaction or for the day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which Barings believes is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.
DESCRIPTION OF THE FUNDS’ SHARES
Each Fund is a series of the Trust, a Massachusetts business trust formed on May 3, 2013. The Trust is authorized to issue an unlimited number of its shares of beneficial interest in separate series and classes of each series. The Trust is not required to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies. The Trust’s Board is authorized to classify or reclassify the shares of the Trust into one or more separate series of shares representing a separate, additional investment portfolio or one or more separate classes of new or existing series.
The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, which details the attributes of each class. Under the Declaration and the Multiple Class Plan, each Fund is permitted to offer multiple classes of shares. Each Fund currently offers Class A, Class C, Class Y and Class I Shares. Shares of all series have identical voting rights, except where by law certain matters must be approved by the requisite proportion of the shares of the affected series. Each share of any class when issued has equal dividend, liquidation (see “Redemption of Shares” in the Funds’ Prospectuses) and voting rights within the class for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents a whole share. Shares will be voted in the aggregate except where otherwise required by law and except that each class of each series will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements.
There are no conversion or preemptive rights in connection with any shares of a Fund. All shares are fully paid and nonassessable. At the option of the shareholder, shares will be redeemed at net asset value, subject, however, in limited circumstances to a redemption fee or a CDSC, all as described in the applicable Prospectus.
The shares of each Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares of the Trust can elect 100% of the Trustees if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board. Unless specifically requested by an investor who is a shareholder of record, the Funds will not issue certificates evidencing their shares.
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Description of the Trust
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Fund or a class. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of a Fund or a class and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration also provides for indemnification out of a Fund’s or class’s property for all loss and expense of any shareholder held personally liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or a Fund or class is unable to meet its obligations, and thus should be considered remote.
The Declaration provides that the obligations of a Fund or a class are not binding upon the Trustees of a Fund individually, but only upon the assets and property of the Fund or class, and that the Trustees will not be liable for errors of judgment or mistakes of fact or law. Nothing in the Declaration, however, protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
Under the Trust’s By-Laws, any claims asserted against or on behalf of the Trust, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.
The Trust shall continue without limitation of time. The Trust may be terminated at any time by a vote of at least two-thirds of the shares of each series entitled to vote and voting separately by series, or by action of the Trustees by written notice to shareholders.
Conduct of the Trust’s Business
Forum Selection. The Trust’s Bylaws provide that the sole and exclusive forums for any shareholder (including a beneficial owner of shares) to bring (i) any action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim for breach of a fiduciary duty owed by any Trustee, officer or employee, if any, of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim against the Trust or any of its Trustees, officers or employees arising pursuant to any provision of the statutory or common law of the Commonwealth of Massachusetts or any federal securities law, in each case as amended from time to time, or the Trust’s Declaration of Trust or Bylaws, or (iv) any action asserting a claim governed by the internal affairs doctrine shall be within the federal or state courts in the Commonwealth of Massachusetts.
This forum selection provision may limit a shareholder’s ability to bring a claim in a judicial forum that the shareholder finds favorable for disputes with the Trust and/or any of its Trustees, officers, employees or service providers. If a court were to find the forum selection provision contained in the Bylaws to be inapplicable or unenforceable in an action, the Trust may incur additional costs associated with resolving such action in other jurisdictions.
Derivative and Direct Claims of Shareholders. The Trust’s Bylaws contain provisions regarding derivative and direct claims of shareholders. As used in the Bylaws, a “direct” shareholder claim refers to (i) a claim based upon alleged violations of a shareholder’s individual rights independent of any harm to the Trust, including a shareholder’s voting rights under the Bylaws rights to receive a dividend payment as may be declared from time to time; rights to inspect books and records; or other similar rights personal to the shareholder and independent of any harm to the Trust; and (ii) a claim for which a direct shareholder action is expressly provided under the U.S. federal securities laws. Any other claim asserted by a shareholder, including without limitation any claims purporting to be brought on behalf of the Trust or involving any alleged harm to the Trust, is considered a “derivative” claim as used in the Bylaws.
A shareholder may not bring or maintain any court action or other proceeding asserting a derivative claim or any claim asserted on behalf of the Trust or involving any alleged harm to the Trust without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim. The requirement to make such demand shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees, unless the shareholder makes a specific showing that irreparable nonmonetary injury to the Trust would otherwise result.
A shareholder may not bring or maintain a court action or other proceeding asserting a direct claim against the Trust, the Trustees, or officers predicated upon an express or implied right of action under the
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Declaration of Trust or U.S. federal securities laws (excepting direct shareholder actions expressly provided by U.S. federal securities laws), unless the shareholder has obtained authorization from the Trustees to bring the action. The requirement of authorization shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees.
The Trustees shall consider any demand or request for authorization to bring or maintain a court action, proceeding or claim within 90 days of its receipt by the Trust. In their sole discretion, the Trustees may submit the matter to a vote of shareholders of the Trust or of any series or class of shares, as appropriate. Any decision by the Trustees to settle or to authorize (or not to settle or to authorize) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be binding upon the shareholder seeking authorization.
Any person purchasing or otherwise holding any interest in shares of beneficial interest of the Trust will be deemed to have notice of and consented to the foregoing provisions. These provisions may limit a shareholder’s ability to bring a claim against the Trustees, officers or other employees of the Trust and/or its service providers.
Trust Matters
The Trust reserves the right to create and issue a number of series shares, in which case the shares of each class of each series would participate equally in the earnings, dividends and assets of the particular series and would vote separately to approve investment advisory agreements or changes in fundamental investment policies, but shares of all series would vote together in the election or selection of Trustees and on any other matters as may be required by applicable law.
Upon liquidation of the Trust or any series, shareholders of the affected series would be entitled to share pro rata in the net assets of their respective series available for distribution to such shareholders.
As described above, the Trust has entered into contractual arrangements with an investment adviser, investment sub-adviser, administrator, transfer agent and custodian who each provide services to the Trust. Shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
Shareholder Approval
Other than elections of Trustees, which is by plurality, any matter for which shareholder approval is required by the 1940 Act requires the affirmative “vote of a majority of the outstanding voting securities” of the Funds or the Trust at a meeting called for the purpose of considering such approval. For other matters, generally an affirmative vote of a majority of the shares present in person or represented by proxy and entitled to vote on such matter (assuming a quorum is present) shall be required for approval of such matter.
Information for Shareholders
All shareholder inquiries regarding administrative procedures, including the purchase and redemption of shares, should be directed to the Transfer Agent. For assistance, call 1-855-439-5459 or visit the Funds’ website at http://www.barings.com/funds/mutual-funds.
PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
The following information supplements the discussion of methods for reducing or eliminating sales charges in the Class A and Class C Shares Prospectuses.
Right of Accumulation (Class A Shares Only)
Reduced sales charges on Class A Shares of the Funds can be obtained by combining a current purchase with prior purchases of all classes of any Participating Funds (as defined in the Funds' Prospectuses). The applicable sales charge is based on the combined total of:
(1)
the current purchase of Class A Shares; and

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(2)
the value at the public offering price at the close of business on the previous day of a Fund’s and any classes of Participating Fund’s shares held by the shareholder, the shareholder’s spouse or the shareholder’s minor children.

The Distributor and the shareholder’s Financial Intermediary must be promptly notified of each purchase that entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder’s holdings by the Transfer Agent. The Funds may terminate or amend this Right of Accumulation at any time without notice.
Letter of Intent (Class A Shares Only)
Any person may qualify for reduced sales charges on purchases of Class A Shares of the Funds made within a 13-month period pursuant to a Letter of Intent (“Letter”). A shareholder may include, as an accumulation credit toward the completion of such Letter, the value of all shares (of any class) of any Participating Funds held by the shareholder on the date of the Letter. The value is determined at the public offering price on the date of the Letter. Purchases made through reinvestment of distributions do not count toward satisfaction of the Letter. Upon request, a Letter may reflect purchases within the previous 90 days.
During the term of a Letter, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable to Class A Shares actually purchased if the terms of the Letter are not satisfied. Dividends and capital gains will be paid on all escrowed shares, and these shares will be released (upon satisfaction of any amount owed for sales charges if the terms of the Letter are not satisfied) when the amount indicated has been purchased or at the end of the period covered by the Letter, whichever occurs first. A Letter does not obligate the investor to buy or the Funds to sell the amount specified in the Letter.
If a shareholder exceeds the amount specified in the Letter and reaches an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Letter. The resulting difference in offering price will purchase additional shares for the shareholder’s account at the applicable offering price. As a part of this adjustment, the shareholder’s Financial Intermediary shall return to the Distributor the excess commission previously paid to the Financial Intermediary during the 13-month period.
If the amount specified in the Letter is not purchased, the shareholder shall remit to the Distributor an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within 20 days after a written request to pay such a difference in sales charge, the Transfer Agent will redeem that number of escrowed Class A Shares to equal such difference. The additional amount of Financial Intermediary discount from the applicable offering price shall be remitted by the Distributor to the shareholder’s Financial Intermediary of record.
Additional information about, and the terms of, Letters of Intent are available from your Financial Intermediary, or from the Transfer Agent at 1-855-439-5459.
Reinstatement Privilege (Class A and C Shares Only)
A shareholder who has redeemed Class A or Class C Shares of a Fund may, upon request, reinstate within one year a portion or all of the proceeds of such sale in Class A Shares or Class C Shares, respectively, of the Fund or another Participating Fund at the net asset value next determined after receipt by such shareholder’s Financial Intermediary or the Transfer Agent receives a reinstatement request and payment. The Distributor will not pay your Financial Intermediary a commission on any reinvested amount. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Shareholders who desire to exercise this privilege should contact their Financial Intermediary or the Transfer Agent. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the U.S. federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Please consult your tax advisor.
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Privileges of Financial Intermediaries
Class A Shares of the Funds may be sold at net asset value, without a sales charge, to registered representatives and employees of Financial Intermediaries (including their affiliates) and such persons’ families and their beneficial accounts.
Sponsored Arrangements
Class A Shares of the Funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Funds on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization’s group, the term of the organization’s existence and certain characteristics of the members of its group. The Funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.
Class A shares may also be purchased at a reduced or zero sales charge by (i) clients of any Financial Intermediary that has entered into an agreement with the Distributor or the Funds pursuant to which a Fund is included as an investment option in programs involving fee-based compensation arrangements; (ii) clients of any Financial Intermediary that has entered into an agreement with the Distributor pursuant to which such Financial Intermediary offers Fund shares through self-directed investment brokerage accounts that do not charge transaction fees to its clients; and (iii) participants in employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans).
For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
Waiver of CDSCs
CDSCs may be waived on redemptions in the following situations with the proper documentation:
(1)
Death. CDSCs may be waived on redemptions within one year following the death of  (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse or (iii) the beneficiary of a Uniform Gifts to Minors Act (“UGMA”), Uniform Transfers to Minors Act (“UTMA”) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If Class C Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee’s account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

(2)
Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Code. To be eligible for such waiver, (i) the disability must arise after the purchase of shares, (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter must be produced from a physician signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

(3)
Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase, and (iii) the trust document provides for dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

(4)
Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the Financial

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Intermediary agrees to return all or the agreed-upon portion of the commission received on the shares being redeemed.
(5)
Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement age (as stated in the document).

The CDSC also may be waived if the Financial Intermediary agrees to return all or an agreed-upon portion of the commission received on the sale of the shares being redeemed.
Waiver of Investment Minimums. In addition to waivers described in the Prospectuses, minimum investment amounts are waived for current and retired officers and employees of Barings, its affiliates and other investment advisers and sub-advisers to the Funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent and in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof).
TAX MATTERS
Taxation of the Funds
The following summary of certain U.S. federal income tax consequences that may be relevant to shareholders reflects provisions of the Code, existing Treasury regulations, rulings published by the Internal Revenue Service (“IRS”), and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. There may be other tax considerations applicable to particular investors, such as insurance companies, financial institutions, tax-advantaged retirement plans, broker-dealers and foreign shareholders (defined below). In addition, income earned through an investment in the Funds may be subject to state, local and foreign taxes. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of U.S. federal, state, local, foreign or other tax laws.
Each Fund has elected or intends to elect to be treated as a “regulated investment company” (“RIC”) under Subchapter M of the Code and intends each year to qualify and be eligible to be treated as such. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (as described below); (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other RICs, and other securities limited, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships; and (iii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income for such year.
In general, for purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (generally, a partnership (a) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (b) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income. In general, such entities will
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be treated as partnerships for U.S. federal income tax purposes because they meet the passive income requirement under Code Section 7704(c)(2). For purposes of  (ii) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (ii) above, the identification of the issuer (or issuers) of a particular investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect a Fund’s ability to meet the diversification test in (ii) above.
If it qualifies for treatment as a RIC, a Fund will not be subject to federal income tax on income distributed to shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, as defined below). A Fund’s intention to qualify for treatment as a RIC may negatively affect the Fund’s return to shareholders by limiting its ability to acquire or continue to hold positions that would otherwise be consistent with its investment strategy or by requiring it to engage in transactions it would otherwise not engage in, resulting in additional transaction costs. If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, or if a Fund were otherwise to fail to qualify as a RIC accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and to be treated as qualified dividend income in the case of individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of a Fund’s shares. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment. Failure to qualify as a RIC would likely materially reduce the investment return to shareholders.
Each Fund intends to distribute substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any capital loss carryforwards) in a taxable year. If a Fund does retain any investment company taxable income, it will be subject to tax at the Fund level at regular corporate rates on the amount retained. If a Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gain in a timely notice to its shareholders who would then (i) be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim such refunds on a properly filed U.S. federal tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
A nondeductible excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund’s “required distribution” over its actual distributions in any calendar year. Generally, the required distribution is 98% of a Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending on October 31st (or November 30th or December 31st of that year, if a Fund is eligible to so elect and so elects), plus undistributed amounts from prior years. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property taken into account after October 31st (or November 30th of that year, if a Fund makes the election referred to above) are treated as arising on January 1st of the following calendar year; in the case of a Fund with a December 31 year end that is eligible to make and makes the election described above, no such gains or losses will be so treated. For
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purposes of the excise tax, a Fund will be treated as having distributed any amount for which it is subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Each Fund may determine to pay the excise tax in a year to the extent it is deemed to be in the best interest of the Fund (e.g., if the excise tax is de minimis).
In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year, if any, after October 31, or if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year, if any, after October 31 and (ii) other net ordinary loss, if any, attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains. A Fund may carry net capital losses forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. A Fund must apply such carryforwards first against gains of the same character. A Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year.
Taxation of Fund Distributions
For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any capital loss carryforwards) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers. Dividends derived from “qualified dividend income” and properly reported as such by a Fund are taxed to individuals shareholders at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. The Funds do not expect a significant portion of distributions to be derived from qualified dividend income.
Dividends received by corporate shareholders may qualify for the dividends-received deduction to the extent of the amount of qualifying dividends received by a Fund from domestic corporations and to the extent, if any, that a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund is treated as a dividend. The Funds do not expect a significant portion of their distributions to be eligible for the corporate dividends-received deduction.
Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
Subject to any future regulatory guidance to the contrary, any distribution of income attributable to qualified REIT dividends or qualified publicly traded partnership income from the Fund’s investment in a
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REIT or MLP, as applicable, will ostensibly not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such REIT or MLP directly.
The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. Certain details of the implementation of this tax remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) dividends, including Capital Gain Dividends, paid by a Fund, and (ii) any net gain recognized on the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.
If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.
A distribution by a Fund will be treated as paid on December 31 of any calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.
For U.S. federal income tax purposes, all distributions are generally taxable in the manner described herein, whether a shareholder takes them in cash or reinvests them in additional shares of a Fund.
The determination of the character for U.S. federal income tax purposes of any distribution from a Fund (e.g., ordinary income dividends, Capital Gain Dividends) will be made as of the end of the Fund’s taxable year. Each Fund will provide shareholders with detailed federal tax information regarding distributions for each calendar year, early in the following calendar year.
Dividends and distributions on Fund shares are generally subject to federal income tax as described herein to the extent they do not exceed a Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s net asset value reflects unrealized gains or income or gains that are realized but not yet distributed. Such realized income and gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses.
Sale, Redemption or Exchange of Shares
Shareholders who sell, redeem or exchange their shares will generally recognize gain or loss in an amount equal to the difference between the amount received and the shareholder’s adjusted tax basis in the shares sold or redeemed or exchanged. If the shares are held as a capital asset, any gain or loss realized upon a taxable disposition of the shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. Any loss realized on a redemption or exchange of shares will be disallowed to the extent those shares are replaced by other substantially identical shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the shares (including through the reinvestment of distributions in Fund shares). In that event, the basis of the replacement shares will be adjusted to reflect the disallowed loss.
Upon the redemption or exchange of a Fund’s shares, the Fund, or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. See each Fund’s Prospectus for more information.
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Foreign Taxes
Each Fund may be liable to foreign governments for taxes relating to income on or transactions in foreign securities in the Fund’s portfolio. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If at the close of its taxable year, more than 50% of the value of a Fund’s total assets consists of securities of foreign corporations (foreign governments are generally treated as foreign corporations for this purpose), a Fund is permitted to elect to allow shareholders who are U.S. citizens, U.S. residents or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by a Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by a Fund is subject to certain limitations imposed by the Code, which could result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize deductions on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.
Foreign Currency Transactions
Any transaction by a Fund in foreign currencies, foreign-currency denominated debt obligations or certain foreign currency options, futures contracts, or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.
Options, Futures and Other Derivative Instruments
In general, any option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or a Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a Fund is exercised and the Fund sells or delivers the underlying securities or other assets, the Fund generally will recognize capital gain or loss equal to (i) the sum of the strike price and the option premium received by the Fund minus (ii) the Fund’s basis in the underlying securities or other assets. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying securities or other assets. If securities or other assets are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities or other assets purchased. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying securities or other assets generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.
Certain covered call writing activities of a Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Thus, the straddle rules could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute qualified dividend income or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be.
The tax treatment of certain contracts (including regulated futures contracts) entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on futures contracts, equity indices, and debt securities) will be governed by Section 1256 of the Code (“Section
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1256 contracts”). Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market,” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.
In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to uncertainty with respect to their tax treatment, and to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale, and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.
Because the tax treatment and the tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules or treatment (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.
Certain of a Fund’s investments in derivatives and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income. If such a difference arises, and a Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and to avoid an entity-level tax. In the alternative, if a Fund’s book income exceeds its taxable income (including realized capital gains), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits, (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.
Securities Issued or Purchased at a Discount
Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year.
Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Subject to the discussion below regarding Section 451 of the Code: (i) generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security; (ii) alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security; and (iii) the rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. Notwithstanding the foregoing, effective for taxable years beginning after 2017, Section 451 of the Code generally requires any accrual method taxpayer to take into account items of
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gross income no later than the time at which such items are taken into account as revenue in the taxpayer's financial statements. Although the application of Section 451 to the accrual of market discount is currently unclear, the Treasury and IRS have announced that they intend to issue proposed regulations providing that Section 451 does not apply to market discount. If Section 451 were to apply to the accrual of market discount, the Fund would be required to include in income any market discount as it takes the same into account on its financial statements.
Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price). Each Fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which OID or acquisition discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.
Increases in the principal amount of an inflation indexed bond will be treated as OID. Decreases in the principal amount of an inflation indexed bond will reduce the amount of interest from the debt instrument that would otherwise be includible in income by a Fund.
If a Fund holds the foregoing kinds of debt instruments, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause a Fund to realize higher amounts of short-term capital gains (generally taxable to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gain from such transactions, its shareholders may receive a larger Capital Gain Dividend than they would in the absence of such transactions.
A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent attributable to the deemed dividend portion of such OID.
Securities Purchased at a Premium
Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity — that is, at a premium — the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds, the Fund is generally permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require a Fund to reduce its tax basis by the amount of amortized premium.
At-Risk or Defaulted Securities
Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether or to what extent a Fund should recognize market discount on a debt obligation; when a Fund may cease to accrue interest, OID or market discount; when and to what extent a Fund may take deductions for bad debts or worthless securities; and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and avoid becoming subject to U.S. federal income or excise tax.
Passive Foreign Investment Companies
Each Fund may own shares in certain foreign investment entities, referred to as “passive foreign investment companies” (“PFICs”). In order to avoid U.S. federal income tax on distributions received from a PFIC, and an additional charge on a portion of any “excess distribution” from such PFICs or gain from the
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disposition of such shares, a Fund may elect to mark the gains (and to a limited extent the losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. This additional charge cannot be eliminated by making distributions to a Fund’s shareholders. Such gains and losses are treated as ordinary income and loss. If the PFIC provides a Fund with certain information, the Fund may alternatively elect to treat the PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. The mark-to-market and QEF elections may accelerate the recognition of income (without the receipt of cash) and require a Fund to sell securities it would have otherwise continued to hold (including when it is not advantageous to do so) in order to make distributions to shareholders to avoid any Fund-level tax. Dividends paid by PFICs generally will not qualify for treatment as qualified dividend income. Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and “excess distribution” charges described above in some instances.
Real Estate Investment Trusts
Any investment by a Fund in equity securities of real estate investment trusts qualifying as such under Subchapter M of the Code (“REITs”) may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for U.S. federal income tax purposes. Income from REIT securities generally will not be eligible for treatment as qualified dividend income.
REMICs
If a Fund were to invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”), it is likely that a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events, and that such income will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities subject to tax on UBTI and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.
Charitable remainder trusts and other tax-exempt shareholders are urged to consult their tax advisers concerning the consequences of investing in a Fund.
Backup Withholding
Backup withholding is generally required with respect to taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he or she is not subject to such withholding. Amounts withheld as a result of backup withholding are remitted to the U.S. Treasury but do not constitute an additional tax imposed on the shareholder; such amounts may be claimed as a credit on the shareholder’s U.S. federal income tax return, provided the appropriate information is furnished to the IRS.
Foreign Shareholders
Distributions by a Fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.
In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from
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U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders.
The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If a Fund invests in a RIC that pays Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. A Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so.
In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.
Distributions by a Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends (e.g., dividends attributable to foreign-source dividend and interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).
Under U.S. federal tax law, a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund unless (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of  “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of a Fund (see below).
Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisers.
Very generally, special tax rules apply if a Fund holds or, but for the operation of certain exceptions would be treated as holding, USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the Fund’s USPRIs, interests in real property located outside the United States, and other assets used or held for use in a trade or business. Such rules could result in U.S. tax withholding from certain distributions to a foreign shareholder. Furthermore, the foreign shareholder may be required to file a U.S. tax return and pay tax on such distributions — and, in certain cases, gain realized on sale of Fund shares — at regular U.S. federal income tax rates. The Funds do not expect to invest in, or to be treated as holding but for the exceptions noted above, a significant percentage of USRPIs, so these special tax rules are not likely to apply.
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In order to qualify for any exemptions from withholding described above, a foreign shareholder must comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Foreign shareholders should contact their tax advisers in this regard. Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.
Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts
Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax adviser regarding the applicability to them of this reporting requirement.
Other Reporting and Withholding Requirements
Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require each Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (“IGA”) between the United States and a foreign government. If a shareholder of a Fund fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays; and 30% of the gross proceeds of sales or exchanges and certain Capital Gain Dividends it pays on or after January 1, 2019. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends).
Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.
Other Tax Matters
Under Treasury regulations, if a shareholder recognizes a loss with respect to shares of  $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.
The foregoing discussion relates solely to U.S. federal income tax laws. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local, and, where applicable, foreign taxes. Foreign investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund.
The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions, possibly with retroactive effect.
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FINANCIAL STATEMENTS
The audited financial statements of the Funds and the report of the independent registered public accounting firm, each of which is included in the June 30, 2018 Annual Report to Shareholders of the Funds, are incorporated by reference into this SAI. The Annual Report is available upon request and without charge, and was filed electronically with the SEC on Form N-CSR on September 7, 2018 (Accession Number: 0001193125-18-268830).
As of the date of this SAI, Global Emerging Markets Equity Fund has not yet completed its first semi-annual fiscal period and financial statements, including financial highlights, are not yet available. The Fund will file financial statements after the Fund completes its first semi-annual period end.
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APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Each Fund’s investments may range in quality from securities or instruments rated in the lowest category to securities or instruments rated in the highest category (as rated by Moody’s, S&P, or Fitch or, if unrated, judged by the Manager or the Sub-Adviser to be of comparable quality). The percentage of a Fund’s assets invested in securities or instruments in a particular rating category will vary. The following terms are generally used to describe the credit quality of debt securities or instruments:
High Quality Debt Securities or Instruments are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by the Manager or the Sub-Adviser.
Investment Grade Debt Securities or Instruments are those rated in one of the four highest rating categories or, if unrated, deemed comparable by the Manager or the Sub-Adviser.
Below Investment Grade, High Yield Securities or Instruments or (“Junk Bonds”) are those rated below investment-grade by at least one credit rating agency (below Baa3 by Moody’s, or below BBB- by one of either S&P or Fitch) and comparable securities. They are deemed predominantly speculative with respect to the issuer’s ability to repay principal and interest.
Following is a description of Moody’s, S&P’s, or Fitch’s rating categories applicable to debt securities.
Moody’s Investors Service, Inc.
Corporate and Municipal Bond Ratings
Aaa Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B Obligations rated B are considered speculative and are subject to high credit risk.
Caa Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Moody’s applies numerical modifiers, 1, 2, and 3, in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
Corporate Short-Term Debt Ratings
Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
PRIME-1: Issuers (or supporting institutions) rated “Prime-1” have a superior ability to repay short-term debt obligations.

PRIME-2: Issuers (or supporting institutions) rated “Prime-2” have a strong ability to repay short-term debt obligations.
PRIME-3: Issuers (or supporting institutions) rated “Prime-3” have an acceptable ability to repay short-term obligations. Issuers (or supporting institutions) rated “Not Prime” do not fall within any of the Prime rating categories.
NOT PRIME: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Standard & Poor’s
Issue Credit Rating Definitions
A Standard & Poor’s issue credit rating is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.
Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.
Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.
Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
Long-Term Issue Credit Ratings
Investment Grade
AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade
Obligations rated BB, B, CCC, CC, and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated CC is currently highly vulnerable to nonpayment.
C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
Short-Term Issue Rating Definitions
A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:
A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Fitch, Inc.
A brief description of the applicable Fitch ratings symbols and meanings (as published by Fitch) follows:
Long-Term Credit Ratings
Investment Grade
AAA: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
Speculative Grade
BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.
CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.
C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Short-Term Credit Ratings
A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C: High short-term default risk. Default is a real possibility.
D: Default. Indicates the default of a short-term obligation.
“+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category, to categories below “B,” or to short-term ratings other than “F1.”
Withdrawn: The rating has been withdrawn and the issue or issuer is no longer rated by Fitch.
Rating Watch: Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or affirmed. However, ratings that are not on Rating Watch can be raised or lowered without being placed on Rating Watch first, if circumstances warrant such an action.
Rating Outlooks indicate the direction a rating is likely to move over a one- to two-year period. They reflect financial or other trends that have not yet reached the level that would trigger a rating action, but which may do so if such trends continue. The majority of Outlooks are generally Stable, which is consistent with the historical migration experience of ratings over a one- to two-year period. Positive or Negative rating Outlooks do not imply that a rating change is inevitable and, similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to the Outlook, if circumstances warrant such an action. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as Evolving.

APPENDIX B
GLOBAL PROXY VOTING POLICY
I. Introduction
As an investment adviser, Barings has a fiduciary duty to vote proxies on behalf of their advisory clients (“Clients”). Rule 206(4)-6 of the Investment Advisers Act of 1940 requires that Barings adopt and implement written policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of its Clients. The policies and procedures must:
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Describe how Barings addresses material conflicts that may arise between Barings’ interests and those of its Clients;

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Disclose to Clients how they may obtain information regarding how Barings voted with respect to their securities; and

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Describe to Clients Barings’ proxy policies and procedures and, upon request, furnish a copy of the policies and procedures.

II. Key Points
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Barings has engaged a proxy voting service provider (“Service Provider”) responsible for processing and maintaining records of proxy votes.

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Barings receives research and vote recommendations from an independent third party research provider (“Research Provider”).

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It is Barings' policy to vote in accordance with the recommendations of the Research Provider.

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Records must be maintained for a minimum of 7 years.

III. Policy Statement
The purpose of this Global Proxy Voting Policy (“Policy”) is to establish the manner in which Barings will fulfill its proxy voting responsibilities and comply with applicable regulatory requirements. Barings understands that voting proxies is part of its investment advisory responsibilities and believes that as a general principle proxies should be acted upon (voted or abstained) solely in the best interests of its Clients (i.e., in a manner that is most likely to enhance the economic value of the underlying securities held in Client accounts).
No Barings associate (“Associate”), officer, board of managers/directors of Barings or its affiliates (other than those assigned such responsibilities under the Policy) can influence how Barings votes proxies, unless such person has been requested to provide assistance from an authorized investment person or designee (“Proxy Analyst”) or from the relevant Governance Committee and has disclosed any known Material Conflict, as discussed in the Procedures section below.
IV. Requirements
Standard Proxy Procedures
Barings engages a proxy voting service provider (“Service Provider”) responsible for processing and maintaining records of proxy votes. In addition, the Service Provider will retain the services of an independent third party research provider (“Research Provider”) to provide research and recommendations on proxies. Barings’ policy is to generally vote all Client proxies for which it has proxy voting discretion in accordance with the recommendations of the Research Provider or with the Research Provider’s proxy voting guidelines (“Guidelines”) in absence of a recommendation. In circumstances where the Research Provider has not provided a recommendation nor has contemplated an issue within its Guidelines, the proxy will be analyzed on a case-by-case basis.
Barings recognizes that there may be times when it is in the best interests of Clients to vote proxies against the Research Provider’s recommendations or Guidelines. In such events a Proxy Administrator will vote the proxy in accordance with the Proxy Analyst's recommendation so long as (i) no other Proxy Analyst disagrees with such recommendation; and (ii) no known material conflict of interest (“Material Conflict”) is identified. Barings can vote, in whole or part, against the Research Provider’s recommendations or Guidelines as it deems appropriate. Procedures are designed to ensure that votes against the Research Provider’s
B-1

recommendations or Guidelines are made in the best interests of Clients and are not the result of any Material Conflict. For purposes of this Policy, a Material Conflict is defined as any position, relationship or interest, financial or otherwise, of Barings or Associate that could reasonably be expected to affect the independence or judgment concerning proxy voting. If a Material Conflict is identified by a Proxy Analyst or Proxy Administrator, the proxy will be submitted to the relevant Governance Committee to determine how the proxy is to be voted in order to achieve the Clients' best interests.
Other Considerations
There could be circumstances where Barings is unable or determines not to vote a proxy on behalf of its Clients. The following is a non-inclusive list of examples whereby Barings may decide not to vote proxies on behalf of its Clients:
•
The cost of voting a proxy for a foreign security outweighs the expected benefit to the Client, so long as refraining from voting does not materially harm the Client;

•
Barings is not given enough time to process the vote (i.e. receives a meeting notice and proxy from the issuer too late to permit voting);

•
Barings may hold shares on a company’s record date, but sells them prior to the company’s meeting date;

•
The company has participated in share blocking, which would prohibit Barings' ability to trade or loan shares for a period of time;

•
Barings has outstanding sell orders on a particular security and the decision to refrain from voting may be made in order to facilitate such sale; or

•
The underlying securities have been lent out pursuant to a security lending program.

Administration of Proxy Voting
New Account Procedures
Investment management agreements generally delegate the authority to Barings to vote proxies in accordance with its Policy. In the event that an investment management agreement is silent on proxy voting, Barings should obtain written instructions from the Client as to their voting preference. However, when the Client does not provide written instructions as to their voting preference, Barings will assume proxy voting responsibilities. In the event that a Client makes a written request regarding proxy voting, Barings will vote that Client's ballot(s) as instructed.
V. Conflict Resolution and Escalation Process
Associates should immediately report any issues they believe are a potential or actual breach of this Policy to their relevant business unit management and to the Chief Compliance Officer or the Compliance Subject Matter Expert identified in this Policy. The Chief Compliance Officer or designee will review the matter and determine whether the issue is an actual breach and whether to grant an exception and/or the appropriate course of action. When making such determination, the Chief Compliance Officer may, as part of his/her review, discuss the matter with relevant business unit management, members of the Global Management Team, governance committees or other parties (i.e. legal counsel, auditor, etc).
The Compliance Department can grant exceptions to any provision of this Policy so long as such exceptions are consistent with the purpose of the Policy and applicable law, are documented and such documentation is retained for the required retention period. Any questions regarding the applicability of this Policy should be directed to the identified Compliance Subject Matter Expert or the Chief Compliance Officer.
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PART C

OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit

(a)	Agreement and Declaration of Trust of the Registrant, dated as of May 3, 2013.[1]

(a)(i)	Amendment to Agreement and Declaration of Trust of the Registrant, effective as of September 9, 2016.[5]

(b)	Bylaws of the Registrant, dated as of May 3, 2013.[1]

(b)(i)	Amendment to Bylaws of the Registrant, amended as of October 26, 2015.[4]

(b)(ii)	Amendment to Bylaws of the Registrant, amended as of September 12, 2016.[6]

(c)	Please refer to Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Agreement and Declaration of Trust and Article 11 of the Bylaws (Shareholder Meetings and Voting Powers).[1]

(d)(1)	Investment Management Agreement, dated as of August 21, 2013.[2]

(d)(1)(i)	Schedule A and Schedule B to the Investment Management Agreement, each amended as of January 21, 2015.[3]

(d)(1)(ii)	Schedule A and Schedule B to the Investment Management Agreement, each amended as of May 9, 2018.[7]

(d)(2)	Sub-Advisory Agreement between Barings LLC and Baring International Investment Limited, dated August 2, 2018.[8]

(e)	Distribution Agreement, dated as of April 16, 2018.[7]

(e)(i)	Amendment No. 1 to Distribution Agreement, dated as of September 17, 2018.[7]

(f)	Not applicable.

(g)	Form of Master Custodian Agreement.[2]

(h)(1)	Form of Administration Agreement.[2]

(h)(2)(i)	Form of Transfer Agency and Services Agreement.[4]

(h)(2)(ii)	Second Amendment to Transfer Agency and Services Agreement, dated as of September 17, 2018.[7]

(h)(2)(iii)	Form of Transaction Monitoring Services Addendum.[4]

(h)(3)(i)	Fee Waiver and Expense Reimbursement Agreement, amended as of February 7, 2018.[7]

(i)	Opinion and Consent of Counsel.[2,3,7]

(j)	Reserved.

(k)	Not applicable.

(1)	Not applicable.

(m)	Rule 12b-1 Distribution and Servicing Plan, amended as of February 7, 2018.[7]

(n)	Rule 18f-3 Plan, dated as of August 21, 2013, amended as of May 7, 2018.[7]

(o)	Not applicable.

(p)	Global Code of Ethics Policy of the Investment Adviser and the Sub-Adviser.[6]

(q)	Powers of Attorney dated October 20, 2016 for Messrs. Dillman, Finke, Okel and Sumichrast and Dr. Harris.[5]

(q)(i)	Power of Attorney dated August 3, 2017 for Ms. Plouché.[6]

1	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 24, 2013.
2	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on August 21, 2013.
3	Incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A filed on June 29, 2015.
4	Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A filed on October 26, 2015.
5	Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A filed on October 28, 2016.
6	Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A filed on October 27, 2017.
7	Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A filed on September 18, 2018.
8	Filed herewith.

Item 29. Persons Controlled by or Under Common Control with Registrant

None.

Item 30. Indemnification

Reference is made to Article VIII, Sections 1 through 4, of the Registrant’s Agreement and Declaration of Trust (which is incorporated herein by reference).

In addition, Section 1 of each Indemnification Agreement between the Registrant and each Trustee provides:

The Registrant shall indemnify the Trustee against any and all expenses actually and reasonably incurred by the Trustee in any proceeding in which the Trustee may be or may have been involved as a party or otherwise or with which the Trustee may be or may have been threatened, while in office or thereafter, by reason of being or having been a Trustee of the Registrant, except with respect to any matter as to which the Trustee shall have been finally adjudicated in a relevant proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Registrant and except that the Trustee shall not be indemnified against any liability to the Trust or its shareholders to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its Bylaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Advisers

Barings LLC (“the Manager”) serves as investment manager to the Registrant and also serves as manager to unregistered funds, registered funds, institutions and high net worth individuals, and subadviser of registered funds. A description of any other business, profession, vocation or employment of a substantial nature in which the Manager, and each partner or executive officer of the Manager, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in the Prospectuses contained in this Registration Statement in the section entitled “Management of the Funds—Manager” and in the Statement of Additional Information contained in this Registration Statement in the section entitled “Investment Manager and Sub-Adviser”.

The information as to the directors and executive officers of the Manager is set forth in Form ADV filed with the Securities and Exchange Commission (IARD/CRD No. 106006), as amended through the date hereof, which is incorporated herein by reference.

Baring International Investment Limited (“BIIL”) serves as sub-adviser (the “Sub-Adviser”) to the Registrant and some of its portfolio funds. The Sub-Adviser also serves as manager to private accounts of institutional and family office clients. A description of any other business, profession, vocation or employment of a substantial nature in which the Sub-Adviser, and each partner or executive officer of the Sub-Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in the Prospectus contained in this Registration Statement in the section entitled “Management of the Funds—Sub-Adviser” and in the Statement of Additional Information contained in this Registration Statement in the section entitled “Investment Manager and Sub-Adviser”.

The information as to the directors and executive officers of BIIL is set forth in Form ADV filed with the Securities and Exchange Commission (IARD/CRD No. 105724), as amended through the date hereof, which is incorporated herein by reference.

Item 32. Principal Underwriters

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, Acacia Trust, ALPS Series Trust, The Arbitrage Funds, AQR Funds, Barings Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Capital Management Mutual Funds, Centre Funds, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds Trust, DBX ETF Trust, ETFS Trust, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Harvest Volatility Edge Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY NextShares Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, Northern Lights Fund Trust (on behalf of the 13D Activist Fund), NorthStar Real Estate Capital Income Fund, NorthStar Real Estate Capital Income Fund-ADV, NorthStar Real Estate Capital Income Fund-C, NorthStar Real Estate Capital Income Fund-T, NorthStar/Townsend Institutional Real Estate Fund, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Segall Bryant & Hamill Trust, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Total Income + Real Estate Fund, USCF ETF Trust, USCF Mutual Funds Trust, Wasatch Funds, WesMark Funds, , and Wilmington Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund

Edmund J. Burke	Director

Jeremy O. May	President, Director

Bradley J. Swenson	Senior Vice President, Chief Operating Officer

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer

Eric T. Parsons	Vice President, Controller and Assistant Treasurer

Joseph J. Frank**	Secretary

Patrick J. Pedonti**	Vice President, Treasurer and Assistant Secretary

Douglas W. Fleming**	Assistant Treasurer

Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary

Steven Price	Senior Vice President, Chief Compliance Officer

Liza Orr	Vice President, Senior Counsel

Jed Stahl	Vice President, Senior Counsel

Josh Eihausen	Vice President, Associate Senior Counsel

James Stegall	Vice President

Gary Ross	Senior Vice President

Kevin Ireland	Senior Vice President

Mark Kiniry	Senior Vice President

Tison Cory	Vice President, Intermediary Operations

Stephen J. Kyllo	Vice President, Deputy Chief Compliance Officer

Hilary Quinn	Vice President

Jennifer Craig	Assistant Vice President

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Pedonti, Frank and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

Item 33. Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the 1940 Act and the rules promulgated thereunder are in the possession and custody of the Registrant, c/o Barings LLC, 300 South Tryon Street, Suite 2500, Charlotte, NC 28202 and 1500 Main Street, Springfield, MA 01115; the Registrant’s sub-adviser, Baring International Investment Limited, 155 Bishopsgate, London, United Kingdom EC2M 3XY; and the Registrant’s Administrator, and Custodian, State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111 (records relating to its function as accounting services agent, custodian, and administrator) and the Registrant’s Transfer Agent, ALPS Fund Services, Inc., 1290 Broadway Street, Suite 1100, Denver, CO 80203.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Charlotte, and the State of North Carolina on the 29th day of October, 2018.

BARINGS FUNDS TRUST

By:	/s/ Daniel McGee
Name:	Daniel McGee
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Capacity	Date

/s/ Rodney J. Dillman*	Trustee	October 29, 2018
Rodney J. Dillman

/s/ Thomas M. Finke*	Trustee	October 29, 2018
Thomas M. Finke

/s/ Dr. Bernard A. Harris, Jr.*	Trustee	October 29, 2018
Dr. Bernard A. Harris, Jr.

/s/ Thomas W. Okel*	Trustee	October 29, 2018
Thomas W. Okel

/s/ Cynthia R. Plouché*	Trustee	October 29, 2018
Cynthia R. Plouché

/s/ Martin A. Sumichrast*	Trustee	October 29, 2018
Martin A. Sumichrast

/s/ Daniel McGee	President	October 29, 2018
Daniel McGee

/s/ Lesley Mastandrea	Treasurer	October 29, 2018
Lesley Mastandrea

/s/ Carlene Pollock	Chief Financial Officer	October 29, 2018
Carlene Pollock

*By	/s/ Daniel McGee	October 29, 2018
Daniel McGee Attorney-in-Fact pursuant to Powers of Attorney previously filed.

Barings Funds Trust

Index to Exhibits

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Name
(d)(2)	Sub-Advisory Agreement between Barings LLC and Baring International Investment Limited